UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – April 30, 2015

Item 1: Reports to Shareholders

0351056, v0.54

Semiannual Report | April 30, 2015

Vanguard Municipal Bond Funds

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Tax-Exempt Money Market Fund	8
Short-Term Tax-Exempt Fund	32
Limited-Term Tax-Exempt Fund	39
Intermediate-Term Tax-Exempt Fund	46
Long-Term Tax-Exempt Fund	53
High-Yield Tax-Exempt Fund	60
About Your Fund’s Expenses	67
Trustees Approve Advisory Arrangements	69
Glossary	70

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields[1]	Yields[2]	Returns	Returns	Returns
Vanguard Tax-Exempt Money Market Fund	0.01%	0.02%	0.00%	0.00%	0.00%
Tax-Exempt Money Market Funds Average[3]					0.01

Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.39%	0.69%	0.34%	–0.25%	0.09%
Admiral™ Shares[4]	0.47	0.83	0.38	–0.25	0.13
Barclays 1 Year Municipal Bond Index					0.23
1–2 Year Municipal Funds Average[3]					–0.07

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	0.84%	1.48%	0.76%	–0.54%	0.22%
Admiral Shares[4]	0.93	1.64	0.79	–0.54	0.25
Barclays 1–5 Year Municipal Bond Index					0.25
1–5 Year Municipal Funds Average[3]					0.08

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.60%	2.83%	1.45%	–0.56%	0.89%
Admiral Shares[4]	1.69	2.99	1.49	–0.56	0.93
Barclays 1–15 Year Municipal Bond Index					0.84
Intermediate Municipal Funds Average[3]					0.41

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.17%	3.83%	1.83%	–0.45%	1.38%
Admiral Shares[4]	2.25	3.98	1.87	–0.45	1.42
Barclays Municipal Bond Index					1.17
General & Insured Municipal Debt Funds Average[3]					1.18

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	2.54%	4.49%	1.82%	0.00%	1.82%
Admiral Shares[4]	2.62	4.63	1.86	0.00	1.86
Barclays Municipal Bond Index					1.17
General & Insured Municipal Debt Funds Average[3]					1.18

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Derived from data provided by Lipper, a Thomson Reuters Company.
4 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

Amid expectations that the Federal Reserve would gradually begin to raise The broad U.S. municipal bond market short-term interest rates in 2015, shorter-earned positive, but muted, returns maturity bond yields generally crept up. in the half year ended April 30, 2015, For example, the 30-day SEC yield of after a strong showing in the previous Investor Shares of the Short-Term Fund 12 months. As I cautioned in my letter rose from 0.28% last October to 0.39% at to you in our annual report, last year’s the end of April. Yields of the longer-term robust returns—especially for longer- funds rose in several months—leading to maturity funds—were unlikely to be the negative capital returns I mentioned. repeated given how low interest rates (Bond prices and yields move in opposite had fallen. directions.) As you review the yields shown in the table, it’s worth keeping in mind that The Vanguard Municipal Bond Funds’ although short-term returns can be volatile, six-month returns ranged from zero for the SEC yield at the time of purchase tends Vanguard Tax-Exempt Money Market to be a good approximation of investor Fund to almost 2% for Vanguard High- returns over longer time periods.

Yield Tax-Exempt Fund. In contrast to the previous fiscal year, interest income was Please note that the funds are permitted the primary driver of muni bond returns, to invest in securities whose income is but was partly offset by lower bond prices subject to the alternative minimum tax except in the High-Yield Fund. (Please see (AMT). As of April 30, only the Tax-Exempt the Capital Returns column in the total Money Market Fund and the High-Yield returns table on page 1.) Tax-Exempt Fund owned securities that would generate income distributions Three of the bond funds outperformed subject to the AMT. their benchmark indexes, and all outpaced the average return of their peer groups. Before moving on to the markets, I wanted The Money Market fund was in line with to add a word or two about money market the minimal return of its peers. funds. In 2014, the Securities and Exchange

Market Barometer
			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

CPI
Consumer Price Index	–0.35%	–0.20%	1.65%

2

Commission (SEC) approved core reforms for money market funds that must be enacted by autumn 2016. For the vast majority of shareholders invested in Vanguard money market funds, including in our tax-exempt funds, it will be business as usual. We expect to report to you again later this year as we work through the implications of the SEC’s changes for our clients and our fund lineup.

Stimulus policies and demand drove up taxable bond prices
Taxable bonds have benefited from accommodative monetary policies from many of the world’s central banks. Investor demand for the perceived safety of fixed income assets has also boosted bond returns.

The broad U.S. taxable bond market returned 2.06% for the period, and the Barclays U.S. Treasury Index returned 2.07%. Treasury yields generally kept falling; the yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. In contrast, longer-term municipal bond yields rose in several months, leading the Barclays Municipal Bond Index to lag the broad U.S. market and the broad Treasury market.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% for U.S. dollar-based investors. However, the return of international bonds was positive when hedged to eliminate the effect of changes in currency exchange rates, as the dollar strengthened against major currencies.

Returns of money market funds and savings accounts remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

U.S. stocks closed out higher despite fluctuating returns
U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted stocks for the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns that ranged from Greece’s debt crisis to the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned 6%. Still, results were restrained by the dollar’s strength against many foreign currencies. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/ research. This is part of the Global Macro Matters series produced by our global team of economists.)

Supply resurgence tempered tax-exempt bond returns
Broadly speaking, both taxable and tax-exempt bonds trade in the marketplace in relationship to U.S. Treasury bonds, which establish the level of risk-free interest rates. Changes in investor risk perceptions influence the spread, or the difference between a bond’s interest rate and that of a Treasury bond with a comparable maturity. (Interest rates on tax-exempt bonds typically also reflect tax rates, though this relationship is dynamic.) During the period, there were no major shifts in municipals’ value relative to Treasuries.

Another key driver of municipal bond performance is supply, which was the main reason the six-month return for the broad municipal market lagged that of Treasuries. Following an extended period of relatively light supply, tax-exempt bond issuance surged about 50% for the six months through April 2015 compared with the year-ago level (as reported by Barclays). About two-thirds of the bond sales involved the refunding of outstanding debt, in many cases by issuers who locked in savings in anticipation of rising borrowing costs.

Overall demand for municipal bonds remained strong, not only from traditional investors in high income tax brackets but also from nontraditional buyers, such as U.S. banks and insurance companies. Still, issuers needed to offer slightly higher rates to entice buyers, especially for intermediate-maturity bonds—a large slice of the refunding supply.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Tax-Exempt Money Market Fund	0.16%	—	0.13%
Short-Term Tax-Exempt Fund	0.20	0.12%	0.60
Limited-Term Tax-Exempt Fund	0.20	0.12	0.68
Intermediate-Term Tax-Exempt Fund	0.20	0.12	0.82
Long-Term Tax-Exempt Fund	0.20	0.12	0.95
High-Yield Tax-Exempt Fund	0.20	0.12	0.95

1 The fund expense ratios shown are from the prospectus dated February 24, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the funds’ annualized expense ratios were: for the Tax-Exempt Money Market Fund, 0.06%; for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares. The expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

2 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

3

Meanwhile, investors’ search for yield in the still low interest rate environment meant demand remained relatively strong for the higher rates offered on longer-maturity bonds and those of lower quality. This helped make the Long-Term and High-Yield Funds the best performers during the six months, as they were in the prior fiscal year.

Against this backdrop, the funds were well-positioned by their advisor, Vanguard Fixed Income Group. The broad strategy of underweighting the shorter end of the maturity spectrum, where interest rates are expected to rise, and favoring longer-term bonds once again proved rewarding. So too were holdings of premium callable bonds—which typically trade at prices that compensate holders for the risk that the bonds might be redeemed prior to maturity.

And Vanguard’s experienced team of credit analysts continued to evaluate opportunities among investment-grade bonds with lower ratings that offer potentially higher returns—such as bonds issued to finance hospitals. Our credit analysts also have played a key role in minimizing the funds’ exposure to beleaguered muni bond issuers such as Detroit, whose plan to emerge from bankruptcy was approved late last year, and Puerto Rico, which remains in the headlines.

For more information about the advisor’s approach and the funds’ positioning during the period, please see the Advisor’s Report that follows this letter.

Promoting good corporate governance is one way we protect your interests
Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This means more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

Because promoting good corporate governance supports our core purpose, we want to inform our investors—regardless of which Vanguard fund they may own—about our efforts in this area. As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes occur at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2015

At state budget time, a helpful reminder

Springtime often coincides with intense state budget debates, as July 1 marks the new fiscal year in most states. It’s also a good time to recall the benefits of diversification—of your municipal bond holdings as well as the rest of your portfolio.

Just like your personal budget, state and municipal budgets depend on revenue forecasts, which are often hard to get right. A March report by The Pew Charitable Trusts, for example, found that “forecasting errors have gotten larger because revenue has become increasingly volatile,” even though “the science of estimating tax collections has improved markedly.”
Revenues from corporate income taxes and personal capital gains taxes are especially hard to forecast, Pew noted.

Unpredictable events close to home, such as hurricanes, can derail even the best-laid budgets.
So too can events across the globe, such as falling oil prices and the rising dollar, which cut revenues in energy-producing states and those dependent on tourism and exports.

Whether unpleasant budget surprises arise suddenly or from long-simmering challenges such as underfunded pension plans, they can lead to volatile bond returns. As an investor, you can seek to manage such risks by investing in a diversified fund, instead of choosing individual bonds. And because Vanguard’s highly experienced team of independent credit analysts carefully evaluates any bond issue we own or are considering, it can help you sidestep some of the potential pitfalls.

Source: The Pew Charitable Trusts and the Nelson A. Rockefeller Institute of Government, March 2015. Managing Volatile Tax
Collections in State Revenue Forecasts.

4

Your Fund’s Performance at a Glance
October 31, 2014–April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Exempt Money Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	$15.86	$15.82	$0.055	$0.000
Admiral Shares	15.86	15.82	0.060	0.000
Vanguard Limited-Term Tax-Exempt Fund		.
Investor Shares	$11.08	$11.02	$0.084	$0.000
Admiral Shares	11.08	11.02	0.088	0.000
Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	$14.26	$14.18	$0.208	$0.000
Admiral Shares	14.26	14.18	0.213	0.000
Vanguard Long-Term Tax-Exempt Fund
Investor Shares	$11.73	$11.65	$0.214	$0.027
Admiral Shares	11.73	11.65	0.219	0.027
Vanguard High-Yield Tax-Exempt Fund
Investor Shares	$11.23	$11.23	$0.204	$0.000
Admiral Shares	11.23	11.23	0.208	0.000

5

Advisor’s Report

For the six months ended April 30, 2015, the five Vanguard municipal bond funds in this report posted returns that ranged from 0.09% for the Investor Shares of the Short-Term Tax-Exempt Fund to 1.86% for the Admiral Shares of the High-Yield Tax-Exempt Fund. All of the bond funds performed in line with their benchmark indexes or outpaced them, and all surpassed the average returns of peer-group funds. The Tax-Exempt Money Market Fund returned 0.00%, in line with the average return of its peer group as the Federal Reserve kept short-term rates near zero.

The investment environment
On the heels of an exceptionally strong rally, the municipal bond market began the new fiscal year at what we felt were appropriate valuation levels. Taxable and tax-exempt interest rates stood at or near historic lows, reflecting expectations that when the Federal Reserve does begin to raise interest rates it will do so modestly and gradually. This was in stark contrast to the bond market’s “taper tantrum” in 2013 when the Federal Reserve first announced its intention to scale back its aggressive stimulative bond-buying.

The Fed has made clear that its decision on when to raise rates depends on the health of the economy. Gross domestic product (GDP) has been a good news/bad news story. The economy slowed in the fourth calendar quarter of 2014, and may have contracted in the first quarter of 2015 (based on preliminary estimates).

However, the first quarter was affected by transitory factors—another harsh winter and a West Coast port strike. Other contributing factors included the stronger U.S. dollar, which crimps exports, and weaker capital spending in the oil patch. The Fed also wants to see continued improvement in the job market and unemployment, and an increase in the inflation rate toward the Fed’s 2% long-term target. (The inflation rate has been well below that, in part reflecting deflationary forces in Europe and lower commodity prices.)

Acknowledging the recent GDP report, the Fed signaled that its first rate increase in almost a decade would likely not come in June, as some had predicted. Although the Fed removed the word “patient” from its rate-hike positioning statement, it continued to suggest that increases would be gradual and that rates would probably remain low for a considerable time. And it seemed more likely that the ultimate level of the federal funds rate during the current economic cycle would be lower than the market had anticipated last year: Expectations centered on 2.5%, down from more than 3% in October.

As a result, the Treasury market broadly continued to rally. The yield of the benchmark 10-year Treasury note, which began the period at 2.31%, dipped to 1.75% at the end of January before rising above 2% again at the end of April. Overall, the Treasury yield curve flattened modestly as short-term rates crept up.

In contrast, municipal bond yields rose modestly across the maturity spectrum during the period. It’s not unusual for muni bond yields to reach a resistance point, and in this case supply had a lot to do with it.

Following a period of relatively light supply, when tax-exempt bond issuers focused more on imposing budget austerity than on undertaking major new projects, muni bond supply surged about 50% this year compared with last year’s fiscal first half. Only about one-third of the issuance was to raise new capital; the balance involved the refunding of existing issues. Muni issuers are permitted to issue tax-exempt bonds to refund an outstanding issue in advance only once, and many took advantage of the opportunity to do so before the Fed begins to raise rates. The prices of intermediate-term bonds, where much of the refunding activity took place, fell more than those of other bonds as issuers needed to offer higher yields to attract demand.

After some high-profile bankruptcies in recent years, there were no major new credit events in the municipal market during the period, and revenue trends generally improved. Detroit emerged from bankruptcy court protection in December, a relatively swift resolution to the largest municipal bankruptcy in the United States. And while Puerto Rico has been addressing its large debt load, budget deficit, and stagnant economy, we expect to remain at a distance until we see sustained economic growth and strong budget discipline. (We had no direct Puerto Rico credit exposure in the investment-grade funds because our minimal holdings are either insured or pre-refunded. The High-Yield Fund does have direct exposure.)

Chicago, however, continues to struggle with pension and other funding issues. After the end of the period, the city’s credit rating on its general obligation bonds was lowered to below investment grade by one

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2014	2015
2 years	0.14%	0.20%
5 years	0.86	1.11
10 years	1.96	2.02
30 years	3.00	3.04
Source: Vanguard.

6

of the major rating agencies. As of the end of April, the only Chicago general obligation bonds in the investment-grade funds were either insured or pre-refunded.

Management of the funds
We did not make any significant shifts in portfolio strategy or positioning during the six months. Entering the year, we tended to have outsized allocations to longer-maturity bonds relative to the funds’ benchmarks. For example, about one-fifth of the Limited-Term Fund’s holdings were bonds with a stated maturity longer than 5 years, while the benchmark is a 1–5 year index. This strategy was focused on earning some of the additional income offered by longer-term bonds, and was part of our defensive posture while awaiting the Fed’s first move. Even as longer-term rates seesawed during the period, the strategy served us well.

We added value primarily through security selection, which came in many forms. For example, our holdings of premium callable bonds performed well. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and favorable total return potential across many interest rate scenarios.

In terms of credit exposure, we overweighted lower-rated bonds. In the prolonged environment of low interest rates, these bonds—which offer modestly higher yields—were among the best performers. Examples include bonds issued to finance hospitals and toll road projects. We collaborate closely with Vanguard’s experienced team of credit analysts, who perform an objective, thorough, and independent analysis of the overall creditworthiness of these bonds, and indeed of every issuer whose bonds we own or are considering buying. The muni market is large, fragmented, and often inefficient, so our deep credit analysis bench strength is critical to helping to identify bonds that appear mispriced in the marketplace.

A look ahead
As we enter the second half of the funds’ fiscal year, we still believe that municipal bonds are trading within an appropriate range relative to their taxable Treasury counterparts. Munis are attractive compared with other U.S. fixed income options.

Just as the U.S. economy rebounded in 2014 from a harsh winter, we expect another rebound this year, with growth reaccelerating to an annual rate of about 2.5% for the rest of the funds’ fiscal year. The steep decline in oil prices from last summer’s peak has tempered inflation and slowed corporate capital spending, while consumers have generally “saved” their savings at the gas pump—waiting to see if lower prices will hold. And as we write this letter, global oil and retail gas prices have been rising again.

Interest rates, and hence bond prices, may remain volatile as the market views new pieces of information about the economy’s health through the lens of the data-dependent Fed, trying to guess when it will begin to raise rates. It’s not unusual for volatility to increase as a rate hike approaches. Still, rates are likely to be range-bound. We expect the relative strength of the U.S. economy to set a floor for rates, while global conditions—including the stronger dollar and European Central Bank stimulus that has driven down bond rates abroad—will serve as a cap on U.S. rates. We believe liftoff is likely to come in the second half of 2015, and we believe the Fed may not raise rates over time as much as might have been expected, especially in view of tepid economic growth.

Given the significant drop in interest rates in recent years, and the tightening of credit-quality spreads, many opportunities for price appreciation have already been captured. Lower rates appear unlikely; we don’t see much scope for credit spreads to tighten significantly, nor do we expect them to widen back out. As a result, we are more focused on opportunities to pick up income by holding lower-rated bonds.

We expect to continue to hold above-average levels of liquidity so that we can take advantage of any dislocations in pricing that may arise as a rate hike approaches.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Group

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal, Portfolio Manager

Marlin G. Brown, Portfolio Manager

James D’Arcy, CFA, Portfolio Manager

Vanguard Fixed Income Group

May 14, 2015

7

Tax-Exempt Money Market Fund

Fund Profile
As of April 30, 2015

Financial Attributes

Ticker Symbol	VMSXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted Maturity	41 days

Largest Area Concentrations

Texas	10.5%
New York	8.2
Illinois	4.9
Indiana	4.6
Florida	3.5
California	3.5
Wisconsin	3.5
Missouri	3.1
Colorado	2.8
Maryland	2.6
Top Ten	47.2%

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated February 24, 2015, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratio was 0.06%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

8

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2004–April 30, 2015

		Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2005	2.13%	1.48%
2006	3.26	2.63
2007	3.65	2.99
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
2015[2]	0.00	0.01
7-day SEC yield (4/30/2015): 0.01%

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.01%	0.05%	0.00%	1.18%	1.18%

1 Derived from data provided by Lipper, a Thomson Reuters Company.
2 Six months ended April 30, 2015.
See Financial Highlights for dividend information.

9

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.3%)
Alabama (0.1%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.110%	5/7/15	16,055	16,055
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.150%	5/7/15	1,245	1,245
				17,300
Alaska (0.4%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.100%	5/7/15	13,400	13,400
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.130%	5/7/15	10,000	10,000
Alaska Student Loan Corp. Education Loan Revenue VRDO	0.140%	5/7/15 LOC	35,655	35,655
Matanuska-Susitna Borough AK GO	1.500%	11/1/15	1,495	1,504
Matanuska-Susitna Borough AK GO	2.000%	2/1/16	3,400	3,445
North Slope Borough AK	2.000%	6/30/15	10,000	10,031
				74,035
Arizona (1.1%)
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.120%	5/7/15	21,000	21,000
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.140%	5/7/15	9,995	9,995
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.080%	5/7/15 LOC	9,580	9,580
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.080%	5/7/15 LOC	65,780	65,780
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.120%	5/7/15	7,260	7,260
Arizona Transportation Board Revenue	4.000%	7/1/15	2,195	2,209
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.130%	5/7/15	12,045	12,045
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.210%	5/7/15	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB PUT	0.090%	6/24/15 LOC	20,215	20,215
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.120%	5/7/15	4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.110%	5/7/15	4,000	4,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.110%	5/7/15	16,000	16,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.120%	5/7/15	3,320	3,320
1 Tempe AZ Union High School District No. 213 GO TOB VRDO	0.110%	5/7/15	6,840	6,840
1 University of Arizona Revenue TOB VRDO	0.120%	5/7/15	3,300	3,300
				187,539
Arkansas (0.0%)
Arkansas GO	5.000%	10/1/15	6,510	6,641

California (3.5%)
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Computer History Museum) VRDO	0.110%	5/7/15 LOC	7,000	7,000
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.110%	5/7/15	20,000	20,000
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.120%	5/7/15	5,050	5,050
California GO VRDO	0.070%	5/7/15 LOC	5,500	5,500
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.120%	5/7/15	5,000	5,000
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.120%	5/7/15	3,660	3,660
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.120%	5/7/15	24,175	24,175
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.110%	5/7/15	78,140	78,140
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.080%	5/7/15	2,500	2,500
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.120%	5/7/15	5,545	5,545
2 Eastern California Municipal Water District Water & Sewer Revenue PUT	0.120%	5/22/15	10,000	10,000
2 Eastern California Municipal Water District Water & Sewer Revenue PUT	0.150%	11/9/15	10,000	10,000
1 Golden State Tobacco Securitization Corp. California TOB VRDO	0.130%	5/7/15 (13)(3)	9,900	9,900
2 Irvine CA Ranch Water District Revenue PUT	0.140%	3/15/16	8,500	8,500
2 Irvine CA Ranch Water District Revenue PUT	0.140%	3/15/16	4,500	4,500
Los Angeles CA Community College District GO	2.000%	8/1/15	16,790	16,871
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.120%	5/7/15	17,500	17,500
Los Angeles County CA TRAN	1.500%	6/30/15	120,000	120,272
2 Metropolitan Water District of Southern California Revenue PUT	0.130%	6/5/15	22,910	22,910
1 Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.180%	5/7/15 LOC	26,000	26,000

10

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.190%	5/7/15 LOC	20,000	20,000
1 Regents of the University of California Revenue TOB VRDO	0.120%	5/7/15	7,600	7,600
1 Regents of the University of California Revenue TOB VRDO	0.120%	5/7/15	15,200	15,200
Riverside County CA TRAN	1.500%	6/30/15	65,000	65,148
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	2.000%	6/15/15	3,630	3,638
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	2.000%	6/15/15	6,655	6,670
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	2.000%	8/1/15	2,685	2,697
1 Sweetwater CA Unified School District GO TOB VRDO	0.130%	5/7/15 (13)	13,600	13,600
University of California Revenue VRDO	0.150%	5/7/15	21,200	21,200
Ventura County CA TRAN	1.500%	7/1/15	36,610	36,694
1 West Valley-Mission Community College District GO TOB VRDO	0.120%	5/7/15	8,500	8,500
				603,970
Colorado (2.8%)
1 Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.110%	5/7/15 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.130%	5/7/15 LOC	37,960	37,960
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/15 (Prere.)	2,600	2,665
Colorado General Fund TRAN	2.000%	6/26/15	45,000	45,130
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.100%	5/7/15 LOC	400	400
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.110%	5/7/15	7,000	7,000
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.120%	5/7/15	13,635	13,635
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.120%	5/7/15	6,000	6,000
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.120%	5/7/15	12,700	12,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.100%	5/7/15	13,300	13,300
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.100%	5/7/15	24,870	24,870
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.100%	5/7/15	16,000	16,000
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.110%	5/7/15	44,745	44,745
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.110%	5/7/15	5,510	5,510
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.080%	5/7/15	21,795	21,795
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.080%	5/7/15	5,400	5,400
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.090%	5/7/15	6,025	6,025
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.090%	5/7/15	43,125	43,125
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.100%	5/7/15	26,130	26,130
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.110%	5/7/15	10,700	10,700
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.120%	5/7/15	15,700	15,700
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.120%	5/7/15	11,175	11,175
Colorado Springs CO Utility System Revenue VRDO	0.100%	5/7/15	9,285	9,285
Colorado Springs CO Utility System Revenue VRDO	0.100%	5/7/15	12,500	12,500
Colorado Springs CO Utility System Revenue VRDO	0.110%	5/7/15	32,240	32,240
1 Denver CO City & County Airport Revenue TOB VRDO	0.130%	5/7/15 LOC	25,000	25,000
2 University of Colorado Hospital Authority Revenue PUT	0.200%	11/26/15	13,000	13,000
				483,985
Connecticut (1.4%)
Connecticut GO	1.500%	11/15/15	15,000	15,108
2 Connecticut GO	0.150%	1/1/16	4,500	4,500
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.140%	5/7/15	10,335	10,335
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.110%	5/1/15	6,400	6,400
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.140%	5/1/15	12,800	12,800
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.110%	5/7/15	28,995	28,995
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.110%	5/7/15	40,205	40,205
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/15 (Prere.)	3,700	3,730
Greenwich CT BAN	5.000%	1/21/16	40,000	41,392
Hartford County CT Metropolitan District BAN	1.250%	3/18/16	81,500	82,251
Hartford CT GO	5.000%	8/1/15 (Prere.)	1,970	1,994
				247,710
Delaware (0.0%)
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.380%	5/7/15	1,225	1,225

District of Columbia (1.0%)
1 District of Columbia GO TOB PUT	0.100%	7/23/15 LOC	22,710	22,710
District of Columbia Housing Finance Agency (Edgewood Terrace) PUT	0.280%	12/1/15	7,190	7,190
1 District of Columbia Income Tax Revenue TOB VRDO	0.110%	5/7/15	7,855	7,855
1 District of Columbia Income Tax Revenue TOB VRDO	0.120%	5/7/15	9,995	9,995
1 District of Columbia Income Tax Revenue TOB VRDO	0.130%	5/7/15	4,200	4,200

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Revenue (American University) VRDO	0.110%	5/7/15 LOC	10,000	10,000
District of Columbia Revenue (Georgetown University) VRDO	0.100%	5/7/15 LOC	32,000	32,000
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.140%	5/7/15	26,000	26,000
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.120%	5/7/15	6,190	6,190
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.130%	5/7/15	9,500	9,500
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.130%	5/7/15	11,870	11,870
District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.100%	5/7/15	10,000	10,000
District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.100%	5/7/15	12,125	12,125
				169,635
Florida (3.5%)
1 Broward County FL GO TOB VRDO	0.110%	5/7/15	10,750	10,750
1 Broward County FL School Board COP TOB PUT	0.090%	6/4/15 LOC	34,245	34,245
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.120%	5/7/15	5,660	5,660
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.110%	5/7/15	6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.110%	5/7/15	12,000	12,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.110%	5/7/15	12,700	12,700
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.120%	5/7/15	9,000	9,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.120%	5/7/15	10,080	10,080
1 Florida Department of Management Services COP TOB VRDO	0.120%	5/7/15	6,960	6,960
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.180%	5/7/15	850	850
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15 (ETM)	34,730	35,013
Florida Keys Aqueduct Authority Water Revenue VRDO	0.130%	5/7/15 LOC	28,350	28,350
1 Florida Ports Financing Commission Revenue TOB PUT	0.600%	7/8/15	3,930	3,930
1 Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.120%	5/7/15	12,000	12,000
1 Jacksonville FL Special Revenue TOB VRDO	0.120%	5/7/15	3,900	3,900
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.140%	5/7/15 (13)(12)	11,500	11,500
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/15 (Prere.)	2,600	2,621
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.110%	5/7/15 LOC	53,625	53,625
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.110%	5/7/15 LOC	62,000	62,000
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.130%	5/7/15 (4)	26,700	26,700
North Broward FL Hospital District Revenue VRDO	0.120%	5/7/15 LOC	78,690	78,690
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System) VRDO	0.090%	5/7/15 LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.110%	5/7/15 LOC	19,400	19,400
1 Orange County FL Housing Finance Authority Homeowner Revenue (Multi-County Program)
TOB VRDO	0.180%	5/7/15	1,100	1,100
1 Orange County FL School Board COP TOB VRDO	0.120%	5/7/15	8,000	8,000
1 Orange County FL School Board COP TOB VRDO	0.120%	5/7/15	19,070	19,070
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.120%	5/7/15 LOC	19,900	19,900
Orlando FL Utility Commission Utility System Revenue VRDO	0.080%	5/7/15	32,900	32,900
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.110%	5/7/15	8,265	8,265
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.160%	5/7/15 LOC	10,895	10,895
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.130%	5/7/15 LOC	3,600	3,600
1 Palm Beach County FL School Board COP TOB VRDO	0.150%	5/7/15	2,935	2,935
1 South Florida Water Management District COP TOB VRDO	0.120%	5/1/15	11,965	11,965
1 South Florida Water Management District COP TOB VRDO	0.130%	5/7/15	7,225	7,225
St. Petersburg FL Public Utility Revenue	5.000%	10/1/15 (Prere.)	2,000	2,040
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program) VRDO	0.110%	5/7/15 LOC	15,180	15,180
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.130%	5/7/15	6,730	6,730
University of Central Florida Athletic Association Inc. COP	5.000%	10/1/15 (Prere.)	1,805	1,841
University of Central Florida Athletic Association Inc. COP	5.000%	10/1/15 (Prere.)	3,275	3,341
				605,856
Georgia (2.5%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.110%	5/7/15 LOC	22,280	22,280
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.120%	5/7/15	11,165	11,165
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.110%	5/7/15 LOC	6,600	6,600
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.110%	5/7/15 LOC	25,000	25,000
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.110%	5/7/15 LOC	26,195	26,195
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.120%	5/7/15	11,990	11,990
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.120%	5/7/15	22,835	22,835
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.110%	5/7/15 LOC	48,075	48,075
Georgia GO	5.000%	7/1/15	1,000	1,008
Georgia GO	5.000%	3/1/16 (Prere.)	22,615	23,520
1 Georgia GO TOB VRDO	0.140%	5/7/15	10,795	10,795
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	3,670	3,816
1 Gwinnett County GA School District GO TOB VRDO	0.110%	5/7/15	12,080	12,080
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.080%	5/7/15 LOC	11,860	11,860
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.110%	5/7/15 LOC	38,335	38,335
2 Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	0.170%	6/1/15	65,290	65,290

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	0.170%	8/3/15	25,675	25,675
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.110%	5/7/15	15,125	15,125
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.120%	5/7/15	5,635	5,635
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.130%	5/7/15	4,000	4,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.110%	5/7/15	22,100	22,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.110%	5/7/15	28,400	28,400
				441,779
Hawaii (0.4%)
2 Hawaii Department of Budget & Finance Revenue (Queens Health System) PUT	0.250%	11/26/15	11,270	11,270
2 Hawaii Department of Budget & Finance Revenue (Queens Health System) PUT	0.250%	11/26/15	10,500	10,500
Hawaii GO	5.000%	7/1/15 (Prere.)	3,770	3,801
Hawaii GO	5.000%	7/1/15 (Prere.)	2,000	2,016
Honolulu HI City & County GO	5.000%	7/1/15 (Prere.)	1,310	1,321
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.110%	5/7/15 LOC	16,125	16,125
1 University of Hawaii Revenue TOB VRDO	0.120%	5/7/15 (13)(1)	19,800	19,800
				64,833
Idaho (1.1%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.110%	5/7/15	33,175	33,175
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	4,050	4,050
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	5,735	5,735
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	9,920	9,920
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	7,825	7,825
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	9,605	9,605
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	8,430	8,430
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	7,070	7,070
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	6,695	6,695
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	5,245	5,245
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	5,830	5,830
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	6,755	6,755
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.110%	5/7/15	9,715	9,715
Idaho Housing & Finance Association Unemployment Compensation Revenue	4.000%	8/15/15	4,500	4,550
Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15	5,000	5,071
Idaho TAN	2.000%	6/30/15	60,000	60,186
				189,857
Illinois (4.9%)
Channahon IL Revenue (Morris Hospital) VRDO	0.110%	5/7/15 LOC	4,675	4,675
Channahon IL Revenue (Morris Hospital) VRDO	0.110%	5/7/15 LOC	3,625	3,625
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.110%	5/7/15	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.140%	5/7/15	12,000	12,000
Chicago IL Midway Airport Revenue VRDO	0.130%	5/7/15 LOC	31,570	31,570
Illinois Development Finance Authority Revenue
(Presbyterian Homes Two Arbor Lane Project) VRDO	0.120%	5/7/15 LOC	4,500	4,500
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.060%	5/19/15 LOC	35,000	35,000
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.060%	5/21/15 LOC	23,423	23,423
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.130%	5/7/15 LOC	14,900	14,900
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.130%	5/7/15	9,185	9,185
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.180%	5/7/15	5,200	5,200
2 Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	0.240%	11/26/15	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.120%	5/7/15	30,290	30,290
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.170%	5/7/15	61,640	61,640
Illinois Finance Authority Revenue (Bradley University) VRDO	0.120%	5/7/15 LOC	28,385	28,385
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.120%	5/7/15	13,125	13,125
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.120%	5/7/15 LOC	21,000	21,000
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.110%	5/7/15 LOC	4,670	4,670
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.060%	5/5/15	25,000	25,000
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.120%	5/7/15	4,375	4,375
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.120%	5/7/15	6,000	6,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.130%	5/1/15	18,500	18,500
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.120%	5/7/15	11,325	11,325
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.110%	5/7/15	8,165	8,165
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.070%	5/7/15	55,800	55,800
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.090%	5/7/15	42,000	42,000
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.110%	5/7/15 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.120%	5/7/15 LOC	11,490	11,490
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.140%	5/7/15	10,200	10,200
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.110%	5/7/15	20,500	20,500
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.120%	5/7/15	14,999	14,999
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.130%	5/7/15	16,000	16,000
Illinois GO VRDO	0.090%	5/7/15 LOC	18,000	18,000
Illinois GO VRDO	0.090%	5/7/15 LOC	17,000	17,000

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.130%	5/7/15 LOC	16,100	16,100
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.130%	5/1/15	2,500	2,500
Illinois Housing Development Authority Revenue (Lakeshore Plaza) VRDO	0.120%	5/7/15	9,875	9,875
Illinois Housing Development Authority Revenue (Larkin Village) VRDO	0.130%	5/7/15	12,010	12,010
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	9,715	9,794
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,041
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.120%	5/7/15	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.120%	5/7/15	14,900	14,900
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.110%	5/7/15 LOC	30,900	30,900
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.110%	5/7/15	11,750	11,750
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.110%	5/7/15	16,255	16,255
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.110%	5/7/15	28,685	28,685
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.120%	5/7/15	12,640	12,640
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.130%	5/7/15	13,400	13,400
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.140%	5/7/15	28,500	28,500
1 University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.150%	5/7/15	19,300	19,300
				856,072
Indiana (4.6%)
Columbus IN Repair & Renovation School Building Corp. Revenue	5.000%	7/15/15 (Prere.)	1,900	1,919
Columbus IN Repair & Renovation School Building Corp. Revenue	5.000%	7/15/15 (Prere.)	2,380	2,404
Columbus IN Repair & Renovation School Building Corp. Revenue	5.000%	7/15/15 (Prere.)	2,500	2,525
Indiana Bond Bank Revenue Interim Advance Funding Program TAN	2.000%	1/5/16	18,475	18,698
Indiana Bond Bank Special Program Housing Revenue	5.000%	3/1/16 (Prere.)	5,680	5,906
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.110%	5/7/15 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.110%	5/7/15 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.110%	5/7/15 LOC	40,985	40,985
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.120%	5/7/15 LOC	15,580	15,580
Indiana Finance Authority Midwestern Disaster Relief Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.120%	5/7/15 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.110%	5/7/15	26,825	26,825
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.120%	5/7/15	17,000	17,000
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.090%	5/7/15	35,325	35,325
Indiana Finance Authority State Revolving Fund Program Revenue	4.000%	2/1/16	5,580	5,740
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.110%	5/7/15	51,075	51,075
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.180%	5/7/15	335	335
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.290%	5/7/15	13,360	13,360
Lawrenceburg IN Pollution Control Revenue VRDO	0.090%	5/7/15 LOC	5,500	5,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.250%	11/3/15	480,000	480,000
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB PUT	0.090%	5/21/15 LOC	30,495	30,495
				799,672
Iowa (0.3%)
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.150%	5/7/15	8,130	8,130
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.150%	5/7/15	11,785	11,785
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.150%	5/7/15	6,555	6,555
1 Iowa Special Obligation Revenue (Ijobs Program) TOB VRDO	0.160%	5/7/15	8,500	8,500
1 Iowa Special Obligation Revenue TOB VRDO	0.160%	5/7/15	11,200	11,200
				46,170
Kansas (0.9%)
2 Kansas Department of Transportation Highway Revenue	0.380%	9/1/15	3,000	3,002
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.110%	5/7/15	5,955	5,955
Kansas Department of Transportation Highway Revenue VRDO	0.140%	5/7/15	4,000	4,000
2 Kansas Department of Transportation Revenue	0.110%	9/1/15	7,400	7,400
1 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group) TOB VRDO	0.120%	5/7/15	9,225	9,225
Leawood KS GO	1.000%	9/1/15	22,060	22,121
Wichita KS BAN	0.250%	10/15/15	24,550	24,550
Wichita KS BAN	0.300%	10/15/15	24,435	24,435
Wyandotte County/Kansas City KS Unified Government BAN	0.200%	3/1/16	60,275	60,275
				160,963
Kentucky (1.2%)
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(St. Elizabeth Medical Center Inc.) VRDO	0.120%	5/7/15	31,250	31,250
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.100%	5/7/15 LOC	12,000	12,000
Kentucky Higher Education Student Loan Corp. Student Loan Revenue VRDO	0.090%	5/7/15 LOC	16,500	16,500
Kentucky Higher Education Student Loan Corp. Student Loan Revenue VRDO	0.090%	5/7/15 LOC	31,000	31,000
Kentucky Housing Corp. Housing Revenue VRDO	0.130%	5/7/15	10,950	10,950

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Infrastructure Authority Wastewater & Drinking Water State Revolving Fund Revenue	5.000%	2/1/16	2,850	2,952
1 Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)
TOB VRDO	0.110%	5/7/15	10,195	10,195
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.120%	5/7/15	6,125	6,125
Louisville & Jefferson County KY Metropolitan Sewer District Revenue BAN	2.000%	11/24/15	76,340	77,083
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.090%	5/7/15 LOC	5,800	5,800
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.090%	5/7/15 LOC	2,600	2,600
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.090%	5/7/15 LOC	2,500	2,500
				208,955
Louisiana (1.5%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.110%	5/7/15 LOC	85,000	85,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.090%	5/7/15 LOC	13,905	13,905
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.110%	5/7/15 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.120%	5/7/15 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.110%	5/7/15 LOC	18,675	18,675
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.120%	5/7/15 LOC	45,740	45,740
				268,320
Maine (0.1%)
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.170%	5/7/15	5,510	5,510
Maine Housing Authority Mortgage Revenue VRDO	0.120%	5/7/15	20,000	20,000
				25,510
Maryland (2.6%)
Anne Arundel County MD GO	5.000%	4/1/16	1,710	1,783
Baltimore County MD BAN	1.250%	4/1/16	56,000	56,548
Baltimore County MD BAN	1.250%	4/1/16	84,000	84,818
Baltimore County MD GO	5.000%	2/1/16	3,000	3,109
1 Baltimore MD GO TOB VRDO	0.120%	5/7/15	7,500	7,500
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.150%	5/7/15	4,435	4,435
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.150%	5/7/15	2,945	2,945
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.150%	5/7/15	6,365	6,365
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System) TOB VRDO	0.120%	5/7/15	5,000	5,000
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) CP	0.050%	5/15/15	20,000	20,000
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) TOB VRDO	0.110%	5/7/15	8,265	8,265
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) TOB VRDO	0.110%	5/7/15	7,560	7,560
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.120%	5/7/15 LOC	46,140	46,140
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.120%	5/7/15 LOC	9,195	9,195
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.110%	5/7/15	15,235	15,235
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.120%	5/7/15	13,860	13,860
Montgomery County MD GO CP	0.040%	5/5/15	45,000	45,000
Montgomery County MD GO CP	0.040%	5/6/15	8,000	8,000
Montgomery County MD GO CP	0.050%	5/6/15	49,000	49,000
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.120%	5/7/15 LOC	8,030	8,030
Prince Georges County MD	2.000%	9/1/15	5,435	5,468
Washington Suburban Sanitation District Maryland GO	2.000%	6/1/15	4,600	4,607
Washington Suburban Sanitation District Maryland GO VRDO	0.100%	5/7/15	16,700	16,700
Washington Suburban Sanitation District Maryland GO VRDO	0.100%	5/7/15	15,400	15,400
Washington Suburban Sanitation District Maryland GO VRDO	0.100%	5/7/15	12,500	12,500
				457,463
Massachusetts (2.1%)
Massachusetts Bay Transportation Authority Sales Tax Revenue CP	0.050%	5/6/15	27,575	27,575
2 Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	0.210%	11/26/15	3,210	3,210
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.130%	5/7/15	43,625	43,625
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.110%	5/7/15 LOC	8,075	8,075
2 Massachusetts GO	0.560%	9/1/15	11,200	11,202
1 Massachusetts GO TOB VRDO	0.110%	5/7/15	15,195	15,195
1 Massachusetts GO TOB VRDO	0.120%	5/7/15	3,750	3,750
1 Massachusetts GO TOB VRDO	0.120%	5/7/15	1,850	1,850
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	0.110%	5/7/15	42,630	42,630
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.110%	5/7/15	4,350	4,350
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.110%	5/7/15 LOC	17,200	17,200
Massachusetts Housing Finance Agency MultiFamily Housing Revenue PUT	0.330%	1/15/16	16,500	16,500
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.160%	5/7/15	5,515	5,515
Massachusetts RAN	1.500%	5/28/15	54,000	54,055

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	845	857
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,225	6,312
Massachusetts School Building Authority Dedicated Sales Tax Revenue BAN	1.500%	7/16/15	15,000	15,043
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.120%	5/7/15	5,000	5,000
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.120%	5/7/15	4,125	4,125
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/15	5,000	5,062
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.110%	5/7/15	7,500	7,500
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.110%	5/7/15	7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.120%	5/7/15	5,000	5,000
Massachusetts Water Resources Authority Revenue VRDO	0.130%	5/7/15	24,800	24,800
Methuen MA GO BAN	2.000%	8/7/15	15,415	15,483
2 University of Massachusetts Building Authority Revenue PUT	0.210%	11/26/15	16,155	16,155
				367,369
Michigan (2.3%)
2 Kent Hospital Finance Authority (Spectrum Health System) PUT	0.190%	11/26/15	15,680	15,680
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.110%	5/7/15 LOC	15,000	15,000
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/15	5,000	5,041
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.110%	5/7/15	22,825	22,825
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.100%	5/7/15	57,850	57,850
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.100%	5/7/15	31,220	31,220
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.120%	5/7/15	107,040	107,040
Michigan Municipal Bond Authority Clear Water Revolving Fund	5.000%	10/1/15 (Prere.)	1,760	1,794
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15 (Prere.)	5,405	5,514
Michigan State University Board of Trustees General Revenue VRDO	0.100%	5/7/15	33,400	33,400
Michigan State University Board of Trustees General Revenue VRDO	0.100%	5/7/15	28,500	28,500
Michigan State University Revenue CP	0.060%	5/1/15	8,220	8,220
Michigan State University Revenue CP	0.050%	5/19/15	13,690	13,690
University of Michigan Revenue VRDO	0.110%	5/1/15	5,200	5,200
University of Michigan Revenue VRDO	0.110%	5/7/15	25,145	25,145
University of Michigan University Revenue VRDO	0.090%	5/7/15	15,300	15,300
1 Wayne State University Michigan Revenue TOB VRDO	0.160%	5/7/15	5,000	5,000
				396,419
Minnesota (1.8%)
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	4.000%	3/1/16	2,670	2,753
Minneapolis MN GO	2.000%	12/1/15	1,030	1,041
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.110%	5/7/15 LOC	20,000	20,000
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	3/1/16	10,205	10,612
1 Minnesota GO TOB VRDO	0.120%	5/7/15	3,510	3,510
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.120%	5/7/15	30,000	30,000
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.120%	5/7/15	5,105	5,105
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program) VRDO	0.120%	5/7/15 LOC	75,300	75,300
Minnesota School District TRAN	2.000%	9/15/15	9,420	9,485
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.080%	8/12/15	119,400	119,400
University of Minnesota Revenue CP	0.040%	5/1/15	17,260	17,260
University of Minnesota Revenue CP	0.080%	8/3/15	8,700	8,700
1 Western Minnesota Municipal Power Agency Rev TOB VRDO	0.120%	5/7/15	6,665	6,665
				309,831
Mississippi (0.9%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.130%	5/1/15	1,900	1,900
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.130%	5/1/15	17,000	17,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.130%	5/1/15	4,145	4,145
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.130%	5/7/15	58,400	58,400
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.130%	5/1/15	2,100	2,100
Mississippi GO	5.500%	9/1/15	4,035	4,107
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.100%	5/7/15	6,325	6,325
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.100%	5/7/15	16,450	16,450
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.100%	5/7/15	40,000	40,000
				150,427
Missouri (3.1%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.110%	5/7/15	48,735	48,735
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.130%	5/1/15	11,450	11,450

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Missouri Health & Education Facilities Authority Revenue (BJC Health System) PUT	0.290%	11/26/15	40,000	40,000
1 Missouri Health & Education Facilities Authority Revenue (St. Luke’s Health System)
TOB VRDO	0.110%	5/7/15 LOC	41,995	41,995
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.100%	5/7/15	60,900	60,900
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.100%	5/7/15	52,525	52,525
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.110%	5/7/15	39,910	39,910
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.110%	5/7/15	28,000	28,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.110%	5/7/15	66,865	66,865
2 Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) PUT	0.310%	11/26/15	10,000	10,000
2 Missouri Health & Educational Facilities Authority Health Facilities Revenue
(SSM Health System) PUT	0.320%	11/26/15	10,000	10,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Louis University) VRDO	0.120%	5/1/15 LOC	7,100	7,100
Missouri Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) VRDO	0.110%	5/7/15	14,435	14,435
Missouri Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) VRDO	0.120%	5/7/15	22,475	22,475
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.120%	5/7/15	5,570	5,570
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.130%	5/1/15	1,900	1,900
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/16 (Prere.)	7,000	7,331
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/16 (Prere.)	2,610	2,734
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/16 (Prere.)	3,000	3,142
Missouri Highways & Transportation Commission Road Revenue VRDO	0.080%	5/1/15 LOC	9,750	9,750
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.110%	5/7/15 LOC	17,500	17,500
St. Louis MO General Fund TRAN	2.000%	5/29/15	32,500	32,546
				534,863
Montana (0.3%)
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.230%	3/1/16	11,695	11,695
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.230%	3/1/16	9,035	9,035
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.230%	3/1/16	11,335	11,335
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.230%	3/1/16	10,600	10,600
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.230%	3/1/16	5,975	5,975
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.230%	3/1/16	12,000	12,000
				60,640
Multiple States (8.5%)
1 BlackRock Municipal Bond Investment Trust VRDP VRDO	0.200%	5/7/15 LOC	8,500	8,500
1 BlackRock MuniYield Quality Fund, Inc. VRDP VRDO	0.200%	5/7/15 LOC	27,000	27,000
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.120%	5/7/15 LOC	25,670	25,670
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.120%	5/7/15 LOC	11,485	11,485
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.130%	5/7/15 LOC	14,775	14,775
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.140%	5/7/15 LOC	338,440	338,440
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.140%	5/7/15 LOC	34,394	34,394
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.140%	5/7/15 LOC	30,470	30,470
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.190%	5/7/15 LOC	24,000	24,000
1 Nuveen Dividend Advantage Municipal Fund 2, Inc. VRDP VRDO	0.200%	5/7/15 LOC	39,300	39,300
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.200%	5/7/15 LOC	203,500	203,500
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.190%	5/7/15 LOC	166,700	166,700
1 Nuveen Municipal Market Opportunity Fund VRDP VRDO	0.200%	5/7/15 LOC	29,900	29,900
1 Nuveen Premium Income Municipal Fund 2, Inc. VRDP VRDO	0.200%	5/7/15 LOC	60,800	60,800
1 Nuveen Premium Income Municipal Fund 4, Inc. VRDP VRDO	0.190%	5/7/15 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund, Inc. VRDP VRDO	0.190%	5/7/15 LOC	212,800	212,800
1 Nuveen Select Quality Municipal Fund, Inc. VRDP VRDO	0.200%	5/7/15 LOC	25,000	25,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.140%	5/7/15	3,335	3,335
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.140%	5/7/15	5,560	5,560
1 Western Asset Managed Municipals Fund Inc. VRDP VRDO	0.200%	5/7/15 LOC	39,575	39,575
1 Western Asset Municipal Partners Fund Inc. VRDP VRDO	0.200%	5/7/15 LOC	12,600	12,600
				1,483,804
Nebraska (0.8%)
Lincoln NE Electric System Revenue CP	0.050%	5/7/15	15,500	15,500
1 Nebraska Investment Finance Authority Multifamily Housing Revenue
(Riverbend Apartments Project) VRDO	0.150%	5/7/15 LOC	5,740	5,740
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.090%	5/7/15	80,230	80,230

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.110%	5/7/15	10,045	10,045
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.120%	5/7/15 (13)	34,610	34,610
				146,125
Nevada (1.2%)
Clark County NV Economic Development Revenue
(Opportunity Village Foundation Project) VRDO	0.110%	5/7/15 LOC	17,000	17,000
1 Clark County NV GO TOB VRDO	0.110%	5/7/15 LOC	50,520	50,520
1 Clark County NV GO TOB VRDO	0.120%	5/7/15	2,000	2,000
1 Las Vegas NV GO TOB VRDO	0.110%	5/7/15	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.120%	5/7/15	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.080%	5/7/15	53,000	53,000
Las Vegas Valley Water District Nevada GO CP	0.100%	9/4/15	38,000	38,000
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.140%	5/7/15	4,685	4,685
1 Nevada GO TOB VRDO	0.160%	5/7/15	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.130%	5/7/15 LOC	12,920	12,920
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.260%	5/7/15 LOC	7,440	7,440
				214,145
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
TOB VRDO	0.110%	5/7/15	8,000	8,000
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
TOB VRDO	0.110%	5/7/15	6,945	6,945
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)
TOB VRDO	0.120%	5/7/15	10,000	10,000
				24,945
New Jersey (2.5%)
Bergen County NJ BAN	1.250%	12/23/15	23,300	23,462
Brick Township NJ BAN	1.000%	12/17/15	4,800	4,819
Brick Township NJ BAN	1.500%	12/17/15	5,030	5,065
Brick Township NJ Municipal Utility Authority BAN	1.250%	3/31/16	7,250	7,311
Burlington County NJ BAN	0.750%	5/19/15	24,834	24,841
Burlington County NJ Bridge Commission Revenue BAN	1.250%	11/18/15	20,000	20,116
Cherry Hill Township NJ BAN	1.000%	10/22/15	5,600	5,622
Clifton NJ BAN	1.000%	10/14/15	5,100	5,117
Essex County NJ Improvement Authority Revenue	1.500%	10/1/15	3,600	3,619
Fair Lawn NJ BAN	1.000%	9/18/15	5,500	5,516
Freehold Township NJ BAN	1.000%	12/14/15	13,400	13,467
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,168
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	2,500	2,570
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	5,000	5,139
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	5,000	5,139
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	5,745	5,904
Hopewell Township NJ BAN	1.500%	4/8/16	1,475	1,491
Hudson County NJ Improvement Authority BAN	1.000%	11/25/15	6,500	6,526
Hudson County NJ Improvement Authority BAN	1.000%	4/29/16	13,963	14,049
Lakewood Township NJ BAN	1.500%	4/8/16	3,390	3,421
Mahwah Township NJ BAN	1.000%	8/7/15	5,000	5,012
Mahwah Township NJ BAN	1.000%	10/9/15	2,750	2,760
Middlesex County NJ BAN	0.750%	6/5/15	10,000	10,006
New Jersey Economic Development Authority Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.190%	5/7/15 LOC	8,000	8,000
1 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	8,200	8,200
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/15	3,750	3,765
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.140%	5/7/15 LOC	34,900	34,900
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.070%	5/7/15	2,200	2,200
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.090%	5/7/15	3,500	3,500
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.110%	5/7/15	34,200	34,200
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	6,120	6,157
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	1,400	1,408
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/15 (Prere.)	2,650	2,733
1 Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.190%	5/7/15 LOC	24,000	24,000
1 Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.190%	5/7/15 LOC	15,000	15,000
1 Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.190%	5/7/15 LOC	28,000	28,000
Ocean City NJ BAN	1.000%	12/3/15	4,160	4,177
Old Bridge Township NJ BAN	1.000%	4/15/16	4,500	4,530
Paramus Borough NJ BAN	1.000%	2/19/16	5,800	5,834
Secaucus NJ BAN	1.000%	6/12/15	4,800	4,804
Secaucus NJ BAN	1.250%	1/8/16	2,400	2,415
Wayne Township NJ BAN	0.750%	7/20/15	4,300	4,305
West Orange Township NJ BAN	1.000%	7/30/15	2,600	2,605

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Orange Township NJ BAN	1.000%	10/20/15	3,680	3,693
West Orange Township NJ BAN	1.250%	12/15/15	3,098	3,115
West Windsor Township NJ BAN	1.000%	11/20/15	4,800	4,821
Woodbridge Township NJ BAN	1.000%	8/21/15	35,000	35,086
				434,588
New Mexico (0.4%)
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.150%	5/7/15	39,395	39,395
New Mexico GO	2.000%	3/1/16	5,625	5,708
New Mexico GO	5.000%	3/1/16	5,300	5,512
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.100%	5/7/15	25,665	25,665
				76,280
New York (8.2%)
Albany NY GO BAN	1.000%	7/2/15	14,500	14,521
Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,167
Erie County NY Fiscal Stability Authority BAN	1.250%	7/31/15	20,500	20,556
Huntington NY Union Free School District TAN	1.000%	6/26/15	10,000	10,013
Irondequoit NY GO	2.000%	4/22/16	6,500	6,601
New York City NY GO	4.000%	8/1/15	1,000	1,010
New York City NY GO	5.000%	8/1/15	24,690	24,994
New York City NY GO	5.000%	8/1/15	8,000	8,098
1 New York City NY GO TOB VRDO	0.120%	5/7/15	8,250	8,250
1 New York City NY GO TOB VRDO	0.130%	5/7/15	17,320	17,320
New York City NY GO VRDO	0.120%	5/1/15	13,500	13,500
New York City NY GO VRDO	0.120%	5/1/15 LOC	2,725	2,725
New York City NY GO VRDO	0.130%	5/1/15 LOC	4,945	4,945
New York City NY GO VRDO	0.130%	5/1/15 LOC	14,230	14,230
New York City NY GO VRDO	0.140%	5/1/15	2,300	2,300
New York City NY GO VRDO	0.140%	5/1/15	5,100	5,100
New York City NY GO VRDO	0.140%	5/1/15	5,600	5,600
New York City NY GO VRDO	0.110%	5/7/15	70,000	70,000
New York City NY GO VRDO	0.120%	5/7/15 LOC	53,580	53,580
New York City NY Housing Development Corp. Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.090%	5/7/15 LOC	18,000	18,000
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.110%	5/7/15 LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Elliot Chelsea Development) VRDO	0.100%	5/7/15 LOC	12,925	12,925
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.080%	5/7/15 LOC	3,600	3,600
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(West 26th Street Development) VRDO	0.130%	5/7/15 LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.090%	5/7/15	100,200	100,200
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.090%	5/7/15 LOC	11,300	11,300
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.080%	5/7/15 LOC	15,000	15,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.070%	5/7/15 LOC	12,000	12,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(The Balton) VRDO	0.130%	5/7/15 LOC	7,500	7,500
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.100%	5/7/15 LOC	18,055	18,055
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.120%	5/7/15	7,300	7,300
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.120%	5/7/15	5,000	5,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/15	1,800	1,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	5/1/15	50,000	50,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.100%	5/7/15	19,800	19,800
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.120%	5/7/15	18,200	18,200
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.130%	5/7/15	10,000	10,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.110%	5/7/15	90,700	90,700
New York City NY Transitional Finance Authority Revenue VRDO	0.120%	5/1/15	8,300	8,300
New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
VRDO	0.130%	5/1/15	1,700	1,700
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.130%	5/7/15	24,700	24,700
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.110%	5/7/15 (13)	39,505	39,505
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.130%	5/7/15 (13)	15,935	15,935
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.120%	5/7/15 LOC	14,800	14,800

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Le Moyne College) VRDO	0.110%	5/7/15 LOC	3,980	3,980
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.100%	5/7/15 LOC	5,660	5,660
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.110%	5/7/15	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.120%	5/7/15	13,000	13,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.120%	5/7/15	6,420	6,420
New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	0.070%	5/7/15 LOC	14,070	14,070
1 New York State Dormitory Authority Revenue (Vassar College) TOB VRDO	0.110%	5/7/15	1,000	1,000
1 New York State Environmental Facilities Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds) TOB VRDO	0.120%	5/7/15	3,640	3,640
New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	0.080%	5/7/15 LOC	16,100	16,100
New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	0.120%	5/7/15 LOC	16,500	16,500
New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	0.090%	5/7/15 LOC	67,500	67,500
New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	0.130%	5/7/15 LOC	12,000	12,000
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.110%	5/7/15 LOC	10,000	10,000
New York State Housing Finance Agency Housing Revenue (East 84th Street) VRDO	0.080%	5/7/15 LOC	16,800	16,800
New York State Housing Finance Agency Housing Revenue (Riverside Center 2) VRDO	0.100%	5/7/15 LOC	8,300	8,300
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	0.140%	5/7/15 LOC	10,400	10,400
New York State Housing Finance Agency Revenue (250 West 50th Street Project) VRDO	0.080%	5/7/15 LOC	50,000	50,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.100%	5/7/15 LOC	13,000	13,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.090%	5/7/15	43,000	43,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.140%	5/1/15	1,350	1,350
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.140%	5/1/15	10,215	10,215
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.150%	5/1/15	13,890	13,890
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.110%	5/7/15	24,980	24,980
New York State Power Authority Revenue CP	0.040%	5/5/15	7,500	7,500
New York State Power Authority Revenue CP	0.090%	5/19/15	10,000	10,000
New York State Power Authority Revenue CP	0.080%	8/5/15	27,700	27,700
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.110%	5/7/15 LOC	36,945	36,945
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	5/7/15	13,620	13,620
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.140%	5/7/15	29,800	29,800
North Hempstead NY BAN	0.850%	4/6/16	11,462	11,527
North Hempstead NY BAN	0.850%	4/6/16	2,400	2,413
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.170%	5/7/15 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.170%	5/7/15 LOC	25,500	25,500
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.170%	5/7/15 LOC	31,000	31,000
1 Nuveen New York Performance Plus Municipal Fund VRDP VRDO	0.190%	5/7/15 LOC	11,200	11,200
Port Washington NY Union Free School District BAN	1.000%	8/7/15	3,475	3,483
Tompkins County NY BAN	1.000%	7/14/15	4,790	4,798
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.120%	5/7/15 LOC	8,000	8,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.140%	5/7/15 LOC	2,000	2,000
				1,428,121
North Carolina (1.9%)
Board of Governors of the University of North Carolina Revenue
(University of North Carolina Hospitals at Chapel Hill) VRDO	0.110%	5/7/15	54,010	54,010
Buncombe County NC Metropolitan Sewerage District Sewerage System Revenue VRDO	0.120%	5/7/15	1,990	1,990
Charlotte NC COP VRDO	0.120%	5/7/15	5,180	5,180
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.110%	5/7/15	7,505	7,505
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.120%	5/7/15	10,900	10,900
County of Cabarrus North Carolina GO	5.000%	3/1/16 (Prere.)	1,000	1,039
Forsyth County NC GO	5.000%	4/1/16	1,350	1,409
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.050%	5/4/15	14,051	14,051
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.100%	5/5/15	17,928	17,928
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.050%	5/6/15	14,133	14,133
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.100%	5/12/15	14,289	14,289
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.080%	6/4/15	14,051	14,051
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.100%	7/7/15	8,237	8,237
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.120%	5/7/15	2,495	2,495
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.090%	5/7/15 LOC	10,310	10,310
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.120%	5/7/15 LOC	9,520	9,520
1 North Carolina Capital Improvement Revenue TOB VRDO	0.110%	5/7/15	10,575	10,575
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.110%	5/7/15	19,685	19,685
North Carolina GO	3.500%	5/1/16	4,120	4,254
North Carolina Medical Care Commission Health Care Facilities Revenue
(Lenoir Memorial Hospital Project) VRDO	0.110%	5/7/15 LOC	12,180	12,180
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.110%	5/7/15 LOC	6,095	6,095
2 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.230%	11/26/15	17,905	17,905
1 North Carolina Revenue TOB VRDO	0.120%	5/7/15	2,900	2,900
Raleigh Durham NC Airport Authority Revenue VRDO	0.100%	5/7/15 LOC	13,280	13,280
Raleigh NC Downtown Improvement Project COP VRDO	0.140%	5/7/15	4,800	4,800
1 University of North Carolina University Revenue TOB VRDO	0.110%	5/7/15	25,300	25,300

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 University of North Carolina University Revenue TOB VRDO	0.120%	5/7/15	6,710	6,710
Winston-Salem NC Water & Sewer System Revenue VRDO	0.080%	5/7/15	13,660	13,660
				324,391
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.080%	5/7/15	9,600	9,600
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.130%	5/7/15	19,950	19,950
				29,550
Ohio (2.4%)
Butler County OH BAN	0.300%	7/30/15	2,400	2,400
Cleveland-Cuyahoga County OH Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.120%	5/7/15	15,250	15,250
Columbus OH BAN	1.000%	8/28/15	4,500	4,513
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.120%	5/7/15 LOC	15,755	15,755
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.120%	5/7/15 LOC	14,550	14,550
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.120%	5/7/15 LOC	5,055	5,055
Delaware OH BAN	1.000%	4/18/16	3,075	3,097
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	0.140%	6/3/15	10,000	10,000
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	5/7/15	20,150	20,150
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	5/7/15	45,240	45,240
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.170%	5/7/15 LOC	5,650	5,650
Franklin County OH Hospital Revenue (Nationwide Hospital) VRDO	0.110%	5/7/15	10,165	10,165
Huber Heights OH BAN	1.000%	6/3/15	13,583	13,592
Kent OH BAN	1.000%	9/2/15	2,355	2,360
Lakewood OH BAN	1.000%	4/7/16	3,690	3,716
1 Nuveen Ohio Quality Income Municipal Fund VRDP VRDO	0.200%	5/7/15 LOC	11,000	11,000
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.090%	5/7/15 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.080%	5/7/15	14,445	14,445
Ohio GO VRDO	0.090%	5/7/15	10,500	10,500
Ohio GO VRDO	0.110%	5/7/15	8,375	8,375
Ohio GO VRDO	0.110%	5/7/15	11,965	11,965
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	2,000	2,095
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) CP	0.100%	6/17/15	11,000	11,000
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.130%	5/1/15	30,800	30,800
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.100%	5/7/15	16,020	16,020
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.100%	5/7/15	2,410	2,410
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.110%	5/7/15	27,825	27,825
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.110%	5/7/15	25,950	25,950
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.140%	5/7/15	17,630	17,630
Ohio State University General Receipts Revenue VRDO	0.080%	5/7/15	13,495	13,495
Ohio State University General Receipts Revenue VRDO	0.090%	5/7/15	39,160	39,160
				418,163
Oklahoma (0.2%)
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.120%	5/7/15 (13)	23,300	23,300
2 Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group) PUT	0.290%	11/26/15	15,000	15,000
				38,300
Oregon (1.3%)
Oregon Department of Administrative Services COP	5.000%	11/1/15 (Prere.)	20,100	20,586
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.130%	5/7/15	34,775	34,775
Oregon Health & Science University Revenue VRDO	0.100%	5/7/15 LOC	15,925	15,925
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue
TOB VRDO	0.150%	5/7/15	8,195	8,195
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.130%	5/7/15	6,640	6,640
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.140%	5/7/15	14,400	14,400
Oregon TAN	2.000%	6/15/15	117,000	117,271
Portland OR TAN	1.750%	6/24/15	12,735	12,766
				230,558
Pennsylvania (0.8%)
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.110%	5/7/15 LOC	11,300	11,300
1 Central Bradford PA Progress Authority Revenue (Robert Packer Hospital) TOB VRDO	0.110%	5/7/15 LOC	4,870	4,870
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.090%	5/7/15	11,300	11,300
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.090%	5/7/15	5,800	5,800

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Emmaus PA General Authority Revenue VRDO	0.080%	5/7/15 LOC	2,500	2,500
Emmaus PA General Authority Revenue VRDO	0.080%	5/7/15 LOC	3,600	3,600
Emmaus PA General Authority Revenue VRDO	0.080%	5/7/15 LOC	4,900	4,900
Emmaus PA General Authority Revenue VRDO	0.080%	5/7/15 LOC	10,600	10,600
Emmaus PA General Authority Revenue VRDO	0.120%	5/7/15 LOC	6,200	6,200
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.120%	5/7/15	14,290	14,290
Nuveen Pennsylvania Investment Quality Municipal Fund VRDP VRDO	0.210%	5/7/15 LOC	22,000	22,000
Pennsylvania Economic Development Financing Authority Unemployment
Compensation Revenue VRDO	0.140%	5/7/15 LOC	1,500	1,500
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.210%	5/7/15	3,875	3,875
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.120%	5/7/15	14,335	14,335
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.130%	5/7/15	10,535	10,535
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.130%	5/7/15	20,000	20,000
				147,605
Rhode Island (0.2%)
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.110%	5/7/15 LOC	7,065	7,065
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.110%	5/7/15 LOC	4,420	4,420
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.080%	5/7/15	15,350	15,350
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.110%	5/7/15	11,000	11,000
				37,835
South Carolina (1.3%)
3 Charleston County SC BAN	2.000%	5/4/16	49,565	50,438
3 Charleston County SC BAN	2.000%	5/4/16	24,105	24,530
1 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.110%	5/7/15	1,550	1,550
Greenville County SC School District BAN	1.000%	6/1/15	58,370	58,414
Richland County SC BAN	1.500%	10/30/15	50,000	50,339
South Carolina GO	4.000%	6/1/15	3,500	3,511
1 South Carolina Housing Finance & Development Authority Revenue TOB VRDO	0.120%	5/7/15	4,990	4,990
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) VRDO	0.120%	5/7/15 LOC	6,900	6,900
1 South Carolina Public Service Authority Revenue TOB PUT	0.090%	5/28/15 LOC	20,155	20,155
University of South Carolina School of Medicine Educational Trust Healthcare
Facilities Revenue VRDO	0.120%	5/7/15 LOC	3,945	3,945
				224,772
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.110%	5/7/15	17,000	17,000
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.130%	5/7/15	19,670	19,670
				36,670
Tennessee (1.8%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.100%	5/7/15 LOC	4,600	4,600
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.100%	5/7/15	18,300	18,300
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.100%	5/7/15 LOC	10,685	10,685
3 Hamilton County TN GO	5.000%	5/1/16	4,000	4,186
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.120%	5/7/15	15,945	15,945
Memphis TN GO	4.000%	4/1/16	3,565	3,687
Metropolitan Government of Nashville & Davidson County TN GO CP	0.090%	12/28/15	25,000	25,000
1 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) TOB VRDO	0.120%	5/7/15	8,250	8,250
Montgomery County GO	4.500%	4/1/16 (Prere.)	2,330	2,420
1 Rutherford County TN Health & Educational Facilities Board Revenue
(Ascension Health Credit Group) TOB VRDO	0.120%	5/7/15	6,250	6,250
Sevier County TN Public Building Authority Local Government Public
Improvement Revenue VRDO	0.100%	5/7/15	23,600	23,600
Sevier County TN Public Building Authority Local Government Public
Improvement Revenue VRDO	0.100%	5/7/15 LOC	4,500	4,500
Sevier County TN Public Building Authority Local Government Public
Improvement Revenue VRDO	0.140%	5/7/15 LOC	11,100	11,100
Shelby County GO	5.000%	4/1/16 (2)	1,630	1,699
Shelby County TN GO VRDO	0.110%	5/7/15	70,000	70,000
Tennessee GO CP	0.090%	6/4/15	28,000	28,000
Tennessee GO CP	0.080%	7/16/15	30,000	30,000
Tennessee GO CP	0.080%	7/21/15	25,000	25,000

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee GO CP	0.100%	8/19/15	15,000	15,000
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.150%	5/7/15	7,120	7,120
				315,342
Texas (10.5%)
1 Austin TX Water & Wastewater System Revenue TOB PUT	0.090%	6/4/15 LOC	16,795	16,795
City of Austin TX Water Wastewater System Revenue BOND	5.000%	5/15/15 (Prere.)	3,120	3,126
City of Austin TX Water Wastewater System Revenue BOND	5.000%	5/15/15 (Prere.)	3,485	3,492
1 Comal TX Independent School District GO TOB PUT	0.090%	5/21/15 LOC	10,060	10,060
Dallas Area Rapid Transit Sales Tax Revenue CP	0.080%	8/3/15	12,500	12,500
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB PUT	0.090%	6/24/15 LOC	19,260	19,260
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.110%	5/7/15	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.110%	5/7/15	5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.130%	5/7/15	12,465	12,465
El Paso County TX Hospital District GO	5.000%	8/15/15 (Prere.)	6,450	6,539
Fort Worth TX GO	5.000%	3/1/16	2,600	2,704
Fort Worth TX Independent School District GO	2.000%	2/15/16	11,980	12,152
Fort Worth TX Water & Sewer Revenue	3.000%	2/15/16	10,715	10,951
Garland TX Electric Utility System Revenue CP	0.060%	5/5/15 LOC	5,000	5,000
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.110%	5/7/15 LOC	58,395	58,395
Harris County TX GO	5.000%	10/1/15	1,500	1,530
1 Harris County TX GO TOB VRDO	0.120%	5/7/15	8,070	8,070
1 Harris County TX GO TOB VRDO	0.120%	5/7/15	8,160	8,160
1 Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.110%	5/7/15 LOC	34,795	34,795
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.130%	5/1/15	12,900	12,900
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/15	3,560	3,646
2 Harris County TX Toll Road Revenue	0.540%	8/15/15	1,000	1,001
1 Harris County TX Toll Road Revenue TOB VRDO	0.120%	5/7/15 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.110%	5/7/15	12,000	12,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.070%	6/3/15	8,535	8,535
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.120%	5/7/15	6,665	6,665
Houston TX TRAN	1.000%	6/30/15	37,500	37,555
1 Houston TX Utility System Revenue TOB VRDO	0.110%	5/7/15	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.110%	5/7/15 LOC	15,170	15,170
1 Houston TX Utility System Revenue TOB VRDO	0.130%	5/7/15	17,540	17,540
Houston TX Utility System Revenue VRDO	0.100%	5/7/15 LOC	20,000	20,000
1 Hutto TX Independent School District GO TOB VRDO	0.120%	5/7/15	21,130	21,130
Keller TX Independent School Dist. GO	4.750%	8/15/15 (Prere.)	3,150	3,192
Lake Travis TX Independent School District GO	5.000%	2/15/16 (Prere.)	1,050	1,089
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,245	3,354
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,410	3,525
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,585	3,706
1 McKinney TX Independent School District GO TOB PUT	0.090%	5/28/15 LOC	10,075	10,075
1 North East TX Independent School District GO TOB VRDO	0.110%	5/7/15	31,305	31,305
1 North East TX Independent School District GO TOB VRDO	0.110%	5/7/15 LOC	5,000	5,000
1 North East TX Independent School District GO TOB VRDO	0.120%	5/7/15	3,355	3,355
1 North Texas Tollway Authority System Revenue TOB VRDO	0.120%	5/7/15 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.120%	5/7/15 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.170%	5/7/15 (13)	22,360	22,360
North Texas Tollway Authority System Revenue VRDO	0.080%	5/7/15 LOC	22,400	22,400
1 Northside TX Independent School District GO TOB VRDO	0.110%	5/7/15	4,500	4,500
Northwest Texas Independent School District GO VRDO	0.110%	5/7/15	8,170	8,170
1 Pearland TX GO TOB VRDO	0.130%	5/7/15 LOC	10,060	10,060
1 Pearland TX Independent School District GO TOB VRDO	0.160%	5/7/15	9,000	9,000
Rockdale TX Independent School District GO	5.250%	2/15/16 (Prere.)	3,705	3,849
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	10,000	10,362
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.110%	5/7/15	14,465	14,465
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.120%	5/7/15	4,700	4,700
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.130%	5/7/15	11,985	11,985
1 San Antonio TX Water Revenue TOB VRDO	0.110%	5/7/15	21,550	21,550
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project) VRDO	0.070%	5/7/15	16,600	16,600
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.100%	5/7/15 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.120%	5/7/15 LOC	55,000	55,000
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.090%	5/7/15 LOC	38,305	38,305
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.100%	5/7/15 LOC	43,900	43,900

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.120%	5/7/15	9,540	9,540
Texas (Veterans Housing Assistance Program) GO VRDO	0.100%	5/7/15	36,725	36,725
Texas (Veterans Housing Assistance Program) GO VRDO	0.110%	5/7/15	36,870	36,870
Texas (Veterans Housing Assistance Program) GO VRDO	0.120%	5/7/15	10,600	10,600
Texas Department of Housing & Community Affairs Single Mortgage Revenue VRDO	0.130%	5/7/15	37,115	37,115
1 Texas GO TOB VRDO	0.110%	5/7/15	24,550	24,550
1 Texas GO TOB VRDO	0.110%	5/7/15	29,510	29,510
Texas GO Veterans Housing Assistance Program VRDO	0.090%	5/7/15	28,340	28,340
Texas GO VRDO	0.100%	5/7/15	12,100	12,100
Texas Public Finance Authority GO CP	0.070%	7/8/15	15,000	15,000
Texas State Veterans Housing VRDO	0.090%	5/7/15	31,060	31,060
Texas TRAN	1.500%	8/31/15	458,000	460,090
Texas Transportation Commission Mobility Fund GO	5.000%	4/1/16 (Prere.)	30,010	31,328
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.120%	5/7/15	20,410	20,410
Texas Transportation Commission Mobility Fund GO VRDO	0.080%	5/7/15	27,800	27,800
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	1,645	1,715
1 Texas Transportation Commission Revenue TOB VRDO	0.110%	5/7/15	20,240	20,240
1 Texas Transportation Commission Revenue TOB VRDO	0.120%	5/7/15	13,700	13,700
1 Texas Water Development Board Revenue TOB VRDO	0.110%	5/7/15	10,940	10,940
1 Texas Water Development Board Revenue TOB VRDO	0.160%	5/7/15	7,500	7,500
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.110%	5/7/15	12,560	12,560
University of Texas System Revenue Financing System Revenue CP	0.060%	5/1/15	25,000	25,000
University of Texas System Revenue Financing System Revenue CP	0.050%	5/7/15	20,000	20,000
University of Texas System Revenue Financing System Revenue CP	0.080%	8/3/15	20,384	20,384
University of Texas System Revenue Financing System Revenue VRDO	0.110%	5/7/15	72,135	72,135
				1,837,340
Utah (0.7%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.140%	5/7/15 LOC	12,500	12,500
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.130%	5/1/15	14,910	14,910
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.110%	5/7/15	34,600	34,600
1 Utah Board of Regents Hospital Revenue (University of Utah) TOB VRDO	0.110%	5/7/15 LOC	7,505	7,505
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.630%	5/7/15	760	760
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.130%	5/7/15	4,855	4,855
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.150%	5/7/15	2,500	2,500
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.110%	5/7/15	16,810	16,810
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.110%	5/7/15	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.160%	5/7/15	9,720	9,720
Utah Water Finance Agency Revenue VRDO	0.130%	5/7/15	9,830	9,830
				124,680
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project) VRDO	0.130%	5/7/15 LOC	14,370	14,370
Vermont GO	5.000%	8/15/15	2,795	2,835
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	1,000	1,028
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	2,070	2,128
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	2,065	2,123
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	1,935	1,989
				24,473
Virginia (1.6%)
Alexandria VA Industrial Development Authority Revenue
(Institute for Defense Analyses Project) VRDO	0.110%	5/7/15 LOC	6,955	6,955
Capital Beltway Funding Corp. Virginia Toll Revenue (I-495 HOT Lanes Project) VRDO	0.090%	5/7/15 LOC	10,000	10,000
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.140%	5/7/15 LOC	13,395	13,395
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project) VRDO	0.080%	5/7/15	24,150	24,150
Fairfax County VA Public Improvement GO	5.000%	10/1/15 (Prere.)	5,840	5,958
Hampton VA GO	5.000%	1/15/16	3,275	3,387
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.110%	5/7/15	18,855	18,855
Hanover County VA Economic Development Authority Revenue
(Bon Secours Health System Inc.) VRDO	0.110%	5/7/15 LOC	14,700	14,700
Harrisonburg VA Industrial Development Authority Revenue (Mennonite Retirement) VRDO	0.100%	5/7/15 LOC	4,400	4,400
1 Newport News VA GO TOB VRDO	0.120%	5/7/15	10,620	10,620
Norfolk VA GO VRDO	0.090%	5/7/15	22,910	22,910
Richmond VA GO	5.000%	7/15/15	4,880	4,929
Stafford County VA Industrial Development Authority Revenue
(VML/VACo Commonwealth Loan Program) VRDO	0.120%	5/7/15 LOC	2,300	2,300
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	9,400	9,444
1 University of Virginia Revenue TOB VRDO	0.110%	5/7/15	22,285	22,285
Virginia Beach VA GO	5.000%	3/1/16	2,160	2,245

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	5,000	5,182
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	1,380	1,402
1 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program) TOB VRDO	0.110%	5/7/15	12,035	12,035
Virginia GO	5.000%	6/1/15	2,000	2,008
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.130%	5/7/15	5,000	5,000
Virginia Public Building Authority Public Facilities Revenue VRDO	0.100%	5/7/15	49,800	49,800
Virginia Public School Authority Revenue	5.000%	8/1/15	2,405	2,435
Virginia Public School Authority Revenue	5.000%	4/15/16	3,910	4,086
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.110%	5/7/15	9,490	9,490
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.110%	5/7/15	8,900	8,900
				276,871
Washington (1.9%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.110%	5/7/15	12,185	12,185
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.100%	5/7/15	25,350	25,350
1 King County WA Sewer Revenue TOB VRDO	0.110%	5/7/15	2,100	2,100
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.110%	5/7/15	19,300	19,300
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.110%	5/7/15	9,815	9,815
Tacoma WA Electric System Revenue	4.125%	7/1/15 (Prere.)	7,500	7,550
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.130%	5/7/15 LOC	13,100	13,100
Tacoma WA School District No. 10 (Pierce County) GO	1.000%	12/1/15	16,025	16,103
1 University of Washington Revenue TOB VRDO	0.130%	5/7/15 LOC	38,200	38,200
Washington GO	5.000%	7/1/15	12,000	12,098
1 Washington GO TOB VRDO	0.110%	5/7/15	10,395	10,395
1 Washington GO TOB VRDO	0.110%	5/7/15	14,985	14,985
1 Washington GO TOB VRDO	0.120%	5/7/15	5,100	5,100
1 Washington GO TOB VRDO	0.120%	5/7/15	4,700	4,700
1 Washington GO TOB VRDO	0.120%	5/7/15	2,000	2,000
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.110%	5/7/15	12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.110%	5/7/15	8,610	8,610
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.120%	5/7/15	73,250	73,250
Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	0.120%	5/7/15 LOC	14,765	14,765
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.120%	5/7/15	13,700	13,700
Washington Housing Finance Commission Multi-Family Housing Revenue
(New Haven Apartments Project) VRDO	0.140%	5/7/15 LOC	4,000	4,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(Vintage at Silverdale Senior Living Project) VRDO	0.150%	5/7/15 LOC	14,880	14,880
Washington State Housing Finance Commission Multifamily Housing Revenue
(Copper Landing Apartments Project)	0.200%	8/1/15	5,750	5,750
				340,411
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue
(Cabell Huntington Hospital Inc.) VRDO	0.100%	5/7/15 LOC	8,800	8,800
West Virginia Hospital Finance Authority Hospital Revenue
(Charleston Area Medical Center Inc.) VRDO	0.110%	5/7/15 LOC	78,515	78,515
				87,315
Wisconsin (3.5%)
Central Brown County WI Water Authority Water System Revenue	5.000%	12/1/15 (Prere.)	1,275	1,310
Milwaukee WI (Extendible) CP	0.070%	11/27/15	14,665	14,665
Milwaukee WI (Extendible) CP	0.070%	12/5/15	10,000	10,000
Milwaukee WI (Extendible) CP	0.090%	12/14/15	35,500	35,500
Milwaukee WI RAN	1.500%	6/30/15	100,000	100,228
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue
(University Wisconsin Kenilworth Project) VRDO	0.110%	5/7/15 LOC	5,490	5,490
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	0.100%	5/7/15 LOC	27,675	27,675
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.120%	5/7/15	11,085	11,085
Wisconsin Department of Transportation Revenue	4.250%	7/1/15 (Prere.)	16,875	16,991
Wisconsin Department of Transportation Revenue CP	0.120%	5/5/15	17,500	17,500
Wisconsin GO	3.000%	5/1/15	1,215	1,215
Wisconsin GO	5.000%	5/1/15 (Prere.)	1,250	1,250
Wisconsin GO	5.000%	5/1/15	2,000	2,000
Wisconsin GO	4.000%	5/1/16	5,000	5,189
Wisconsin GO	5.000%	5/1/16	9,500	9,953
Wisconsin GO	5.000%	5/1/16	5,025	5,264
Wisconsin GO	5.000%	5/1/16	4,600	4,819
Wisconsin GO CP	0.110%	10/3/15	76,682	76,682
Wisconsin GO CP	0.110%	10/4/15	17,456	17,456
Wisconsin GO CP	0.090%	12/18/15	27,200	27,200

25

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wisconsin GO CP	0.090%	12/27/15	49,400	49,400
1	Wisconsin GO TOB VRDO	0.110%	5/7/15	18,860	18,860
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
	TOB VRDO	0.120%	5/7/15	750	750
	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.120%	5/7/15 LOC	22,000	22,000
	Wisconsin Health & Educational Facilities Authority Revenue
	(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/15	1,400	1,436
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) VRDO	0.120%	5/7/15 LOC	16,000	16,000
1	Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.170%	5/7/15	1,980	1,980
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.100%	5/7/15	15,000	15,000
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.130%	5/7/15	52,510	52,510
	Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.110%	5/7/15	21,990	21,990
	Wisconsin Transportation Revenue	4.450%	7/1/15 (Prere.)	12,400	12,489
					603,887
Wyoming (0.1%)
	Converse County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.100%	5/7/15 LOC	16,000	16,000
	Sweetwater County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.140%	5/1/15 LOC	8,100	8,100
					24,100
Total Tax-Exempt Municipal Bonds (Cost $16,667,310)					16,667,310

				Shares
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
4	Vanguard Municipal Cash Management Fund (Cost $779,603)	0.037%		779,602,977	779,603
Total Investments (99.8%) (Cost $17,446,913)					17,446,913
Other Assets and Liabilities (0.2%)
Other Assets					216,913
Liabilities					(180,067)
					36,846
Net Assets (100%)
Applicable to 17,481,831,116 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					17,483,759
Net Asset Value Per Share					$1.00

At April 30, 2015, net assets consisted of:
					Amount
					($000)
Paid-in Capital					17,483,735
Undistributed Net Investment Income					17
Accumulated Net Realized Gains					7
Net Assets					17,483,759

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $4,699,249,000, representing 26.9% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

27

Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Interest[1]	6,270
Total Income	6,270
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,791
Management and Administrative	9,928
Marketing and Distribution	2,065
Custodian Fees	88
Shareholders’ Reports	117
Trustees’ Fees and Expenses	7
Total Expenses	13,996
Expense Reduction—Note B	(8,617)
Net Expenses	5,379
Net Investment Income	891
Realized Net Gain (Loss) on
Investment Securities Sold	(11)
Net Increase (Decrease) in Net Assets
Resulting from Operations	880

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	891	1,791
Realized Net Gain (Loss)	(11)	(10)
Net Increase (Decrease) in Net Assets Resulting from Operations	880	1,781
Distributions
Net Investment Income	(874)	(1,791)
Realized Capital Gain	—	—
Total Distributions	(874)	(1,791)
Capital Share Transactions (at $1.00 per share)
Issued	8,897,903	16,146,472
Issued in Lieu of Cash Distributions	847	1,737
Redeemed	(8,807,911)	(16,874,230)
Net Increase (Decrease) from Capital Share Transactions	90,839	(726,021)
Total Increase (Decrease)	90,845	(726,031)
Net Assets
Beginning of Period	17,392,914	18,118,945
End of Period[2]	17,483,759	17,392,914

1 Interest income from an affiliated company of the fund was $114,000.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $17,000 and $0.
See accompanying Notes, which are an integral part of the Financial Statements.

28

Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0002	.0004	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0002	.0004	.001	.001
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.02%	0.04%	0.09%	0.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,484	$17,393	$18,119	$17,004	$17,593	$18,405
Ratio of Expenses to
Average Net Assets	0.06%[2]	0.09%[2]	0.13%[2]	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.02%	0.04%	0.09%	0.14%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% in 2015, 0.16% in 2014, and 0.16% in 2013.
See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $1,612,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended April 30, 2015, Vanguard’s expenses were reduced by $8,617,000 (an effective annual rate of 0.10% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

30

Tax-Exempt Money Market Fund

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

31

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VWSTX	VWSUX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		0.39%	0.47%

Financial Attributes
		Barclays
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,655	3,776	47,283
Yield to Maturity
(before expenses)	0.6%	0.6%	2.1%
Average Coupon	2.6%	4.7%	4.8%
Average Duration	1.0 years	1.3 years	6.4 years
Average Stated
Maturity	1.5 years	1.4 years 13.1 years
Short-Term Reserves	17.5%	—	—

Largest Area Concentrations[2]

New York		17.7%
Texas		11.1
California		10.5
Pennsylvania		6.0
Illinois		5.8
Florida		4.9
New Jersey		4.8
Massachusetts		4.3
Connecticut		4.1
Michigan		2.8
Top Ten		72.0%

Volatility Measures
	Barclays
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.49	0.61
Beta	1.65	0.08

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 6 Months	38.0%
6 Months–1 Year	5.8
1–2 Years	22.4
2–3 Years	16.8
3–4 Years	10.4
4–5 Years	4.9
Over 5 Years	1.7

Distribution by Credit Quality (% of portfolio)

AAA	17.9%
AA	59.4
A	16.6
BBB	3.8
BB	0.4
Not Rated	1.9

Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.19% for the Investor Shares and 0.11% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

32

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004–April 30, 2015

				Barclays
				1 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–0.89%	2.18%	1.29%	1.18%
2006	0.32	2.90	3.22	3.05
2007	0.26	3.44	3.70	3.82
2008	0.38	3.30	3.68	4.22
2009	1.28	2.31	3.59	4.40
2010	0.44	1.38	1.82	1.81
2011	–0.31	1.23	0.92	1.18
2012	0.19	1.08	1.27	1.01
2013	–0.38	0.89	0.51	0.74
2014	–0.06	0.72	0.66	0.72
2015[1]	–0.25	0.34	0.09	0.23

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	0.51%	0.90%	0.18%	1.88%	2.06%
Admiral Shares	2/12/2001	0.58	0.98	0.18	1.96	2.14

1 Six months ended April 30, 2015.
See Financial Highlights for dividend and capital gains information.

33

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Interest[1]	55,458
Total Income	55,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	650
Management and Administrative—
Investor Shares	1,174
Management and Administrative—
Admiral Shares	4,327
Marketing and Distribution—
Investor Shares	200
Marketing and Distribution—
Admiral Shares	1,301
Custodian Fees	67
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	41
Trustees’ Fees and Expenses	4
Total Expenses	7,795
Net Investment Income	47,663
Realized Net Gain (Loss)
Investment Securities Sold	629
Futures Contracts	(24)
Realized Net Gain (Loss)	605
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(31,695)
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,573

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,663	100,203
Realized Net Gain (Loss)	605	2,552
Change in Unrealized Appreciation (Depreciation)	(31,695)	(5,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,573	97,732
Distributions
Net Investment Income
Investor Shares	(5,616)	(12,900)
Admiral Shares	(42,047)	(87,303)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(47,663)	(100,203)
Capital Share Transactions
Investor Shares	(229,843)	(109,064)
Admiral Shares	(233,228)	861,870
Net Increase (Decrease) from Capital Share Transactions	(463,071)	752,806
Total Increase (Decrease)	(494,161)	750,335
Net Assets
Beginning of Period	12,812,108	12,061,773
End of Period[2]	12,317,947	12,812,108

1 Interest income from an affiliated company of the fund was $45,000.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,000 and $0.
See accompanying Notes, which are an integral part of the Financial Statements.

34

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.86	$15.87	$15.93	$15.90	$15.95	$15.88
Investment Operations
Net Investment Income	.055	.115	.141	.171	.196	.217
Net Realized and Unrealized Gain (Loss)
on Investments	(.040)	(.010)	(.060)	.030	(.050)	.070
Total from Investment Operations	.015	.105	.081	.201	.146	.287
Distributions
Dividends from Net Investment Income	(.055)	(.115)	(.141)	(.171)	(.196)	(.217)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.055)	(.115)	(.141)	(.171)	(.196)	(.217)
Net Asset Value, End of Period	$15.82	$15.86	$15.87	$15.93	$15.90	$15.95

Total Return[1]	0.09%	0.66%	0.51%	1.27%	0.92%	1.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,479	$1,713	$1,822	$2,103	$2,668	$3,126
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.69%	0.72%	0.89%	1.07%	1.23%	1.36%
Portfolio Turnover Rate	28%	27%	30%	29%	28%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.86	$15.87	$15.93	$15.90	$15.95	$15.88
Investment Operations
Net Investment Income	.060	.128	.154	.183	.209	.230
Net Realized and Unrealized Gain (Loss)
on Investments	(.040)	(.010)	(.060)	.030	(.050)	.070
Total from Investment Operations	.020	.118	.094	.213	.159	.300
Distributions
Dividends from Net Investment Income	(.060)	(.128)	(.154)	(.183)	(.209)	(.230)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.060)	(.128)	(.154)	(.183)	(.209)	(.230)
Net Asset Value, End of Period	$15.82	$15.86	$15.87	$15.93	$15.90	$15.95

Total Return[1]	0.13%	0.74%	0.59%	1.35%	1.00%	1.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,839	$11,100	$10,240	$9,351	$8,561	$8,863
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.77%	0.80%	0.97%	1.15%	1.31%	1.44%
Portfolio Turnover Rate	28%	27%	30%	29%	28%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information aboutany applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

36

Short-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $1,139,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,136,416	—
Temporary Cash Investments	280,914	—	—
Total	280,914	12,136,416	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $15,828,000 to offset future net capital gains of $2,752,000 through October 31, 2015, $2,331,000 through October 31, 2018, and $10,745,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $12,372,344,000. Net unrealized appreciation of investment securities for tax purposes was $44,986,000, consisting of unrealized gains of $50,598,000 on securities that had risen in value since their purchase and $5,612,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2015, the fund purchased $1,764,358,000 of investment securities and sold 1,295,370,000 of investment securities, other than temporary cash investments.

37

Short-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	237,512	14,988	688,453	43,385
Issued in Lieu of Cash Distributions	4,400	278	10,133	639
Redeemed	(471,755)	(29,775)	(807,650)	(50,899)
Net Increase (Decrease)—Investor Shares	(229,843)	(14,509)	(109,064)	(6,875)
Admiral Shares
Issued	2,302,424	145,292	4,877,636	307,406
Issued in Lieu of Cash Distributions	30,570	1,930	65,029	4,099
Redeemed	(2,566,222)	(161,947)	(4,080,795)	(257,182)
Net Increase (Decrease)—Admiral Shares	(233,228)	(14,725)	861,870	54,323

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

38

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VMLTX	VMLUX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		0.84%	0.93%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,924	15,690	47,283
Yield to Maturity
(before expenses)	1.0%	1.1%	2.1%
Average Coupon	3.7%	4.8%	4.8%
Average Duration	2.5 years	2.7 years	6.4 years
Average Stated
Maturity	3.3 years	3.3 years	13.1 years
Short-Term Reserves	9.0%	—	—

Largest Area Concentrations[2]

New York		13.8%
California		12.4
Texas		7.5
Pennsylvania		5.5
New Jersey		4.9
Massachusetts		4.5
Illinois		4.4
Florida		4.3
Ohio		4.1
Washington		2.9
Top Ten		64.3%

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.96	0.74
Beta	1.04	0.29

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 6 Months	16.1%
6 Months–1 Year	3.0
1–2 Years	12.7
2–3 Years	15.9
3–4 Years	14.3
4–5 Years	15.3
Over 5 Years	22.7

Distribution by Credit Quality (% of portfolio)

AAA	20.6%
AA	53.6
A	21.3
BBB	3.6
BB	0.5
Not Rated	0.4

Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.19% for the Investor Shares and 0.11% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

39

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004–April 30, 2015

				Barclays
				1–5 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–2.28%	2.99%	0.71%	0.56%
2006	0.09	3.28	3.37	3.43
2007	0.09	3.53	3.62	3.90
2008	–0.75	3.43	2.68	3.92
2009	3.00	2.92	5.92	7.51
2010	1.64	2.40	4.04	4.32
2011	–0.72	2.25	1.53	2.15
2012	0.99	1.94	2.93	3.17
2013	–1.07	1.67	0.60	0.93
2014	0.18	1.63	1.81	1.98
2015[1]	–0.54	0.76	0.22	0.25

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	1.58%	1.92%	0.25%	2.54%	2.79%
Admiral Shares	2/12/2001	1.65	2.00	0.25	2.62	2.87

1 Six months ended April 30, 2015.
See Financial Highlights for dividend and capital gains information.

40

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Interest[1]	175,378
Total Income	175,378
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,033
Management and Administrative—
Investor Shares	1,568
Management and Administrative—
Admiral Shares	7,352
Marketing and Distribution—
Investor Shares	266
Marketing and Distribution—
Admiral Shares	1,967
Custodian Fees	104
Shareholders’ Reports—Investor Shares	126
Shareholders’ Reports—Admiral Shares	88
Trustees’ Fees and Expenses	7
Total Expenses	12,511
Net Investment Income	162,867
Realized Net Gain (Loss)
Investment Securities Sold	3,410
Futures Contracts	(2,995)
Realized Net Gain (Loss)	415
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(116,690)
Net Increase (Decrease) in Net Assets
Resulting from Operations	46,592

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	162,867	313,353
Realized Net Gain (Loss)	415	(11,932)
Change in Unrealized Appreciation (Depreciation)	(116,690)	39,883
Net Increase (Decrease) in Net Assets Resulting from Operations	46,592	341,304
Distributions
Net Investment Income
Investor Shares	(17,006)	(37,104)
Admiral Shares	(145,817)	(276,249)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(162,823)	(313,353)
Capital Share Transactions
Investor Shares	(63,198)	(127,025)
Admiral Shares	1,197,224	2,319,999
Net Increase (Decrease) from Capital Share Transactions	1,134,026	2,192,974
Total Increase (Decrease)	1,017,795	2,220,925
Net Assets
Beginning of Period	19,861,604	17,640,679
End of Period[2]	20,879,399	19,861,604

1 Interest income from an affiliated company of the fund was $85,000.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $44,000 and $0.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.08	$11.06	$11.18	$11.07	$11.15	$10.97
Investment Operations
Net Investment Income	.084	.178	.186	.212	.247	.259
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	.020	(.120)	.110	(.080)	.180
Total from Investment Operations	.024	.198	.066	.322	.167	.439
Distributions
Dividends from Net Investment Income	(.084)	(.178)	(.186)	(.212)	(.247)	(.259)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.084)	(.178)	(.186)	(.212)	(.247)	(.259)
Net Asset Value, End of Period	$11.02	$11.08	$11.06	$11.18	$11.07	$11.15

Total Return[1]	0.22%	1.81%	0.60%	2.93%	1.53%	4.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,166	$2,241	$2,364	$2,779	$3,123	$3,484
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.53%	1.61%	1.67%	1.90%	2.24%	2.33%
Portfolio Turnover Rate	13%	15%	14%	15%	14%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.08	$11.06	$11.18	$11.07	$11.15	$10.97
Investment Operations
Net Investment Income	.088	.187	.195	.221	.256	.268
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	.020	(.120)	.110	(.080)	.180
Total from Investment Operations	.028	.207	.075	.331	.176	.448
Distributions
Dividends from Net Investment Income	(.088)	(.187)	(.195)	(.221)	(.256)	(.268)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.088)	(.187)	(.195)	(.221)	(.256)	(.268)
Net Asset Value, End of Period	$11.02	$11.08	$11.06	$11.18	$11.07	$11.15

Total Return[1]	0.25%	1.89%	0.68%	3.01%	1.61%	4.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,714	$17,621	$15,276	$13,970	$11,463	$10,524
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.69%	1.75%	1.98%	2.32%	2.41%
Portfolio Turnover Rate	13%	15%	14%	15%	14%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

43

Limited-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $1,896,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.76% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	20,316,361	—
Temporary Cash Investments	609,110	—	—
Total	609,110	20,316,361	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $102,697,000 to offset future net capital gains. Of this amount, $76,395,000 is subject to expiration dates; $12,485,000 may be used to offset future net capital gains through October 31, 2015, $2,743,000 through October 31, 2016, $29,710,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $26,302,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $20,679,016,000. Net unrealized appreciation of investment securities for tax purposes was $246,455,000, consisting of unrealized gains of $274,331,000 on securities that had risen in value since their purchase and $27,876,000 in unrealized losses on securities that had fallen in value since their purchase.

44

Limited-Term Tax-Exempt Fund

E. During the six months ended April 30, 2015, the fund purchased $3,044,234,000 of investment securities and sold $1,216,997,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	375,466	33,969	784,589	70,888
Issued in Lieu of Cash Distributions	13,754	1,244	30,097	2,720
Redeemed	(452,418)	(40,914)	(941,711)	(85,092)
Net Increase (Decrease)—Investor Shares	(63,198)	(5,701)	(127,025)	(11,484)
Admiral Shares
Issued	3,678,928	332,662	6,227,111	562,633
Issued in Lieu of Cash Distributions	107,670	9,737	206,336	18,643
Redeemed	(2,589,374)	(234,227)	(4,113,448)	(371,810)
Net Increase (Decrease)—Admiral Shares	1,197,224	108,172	2,319,999	209,466

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

45

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VWITX	VWIUX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		1.60%	1.69%

Financial Attributes
		Barclays
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	4,751	38,469	47,283
Yield to Maturity
(before expenses)	1.9%	1.8%	2.1%
Average Coupon	4.5%	4.8%	4.8%
Average Duration	4.8 years	4.9 years	6.4 years
Average Stated
Maturity	8.7 years	7.9 years 13.1 years
Short-Term Reserves	5.8%	—	—

Largest Area Concentrations[2]

New York		14.7%
California		12.3
Texas		9.2
Illinois		6.4
Florida		6.3
New Jersey		3.9
Pennsylvania		3.8
Massachusetts		3.6
Michigan		2.8
Ohio		2.7
Top Ten		65.7%

Volatility Measures
	Barclays
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.99	0.99
Beta	1.16	0.88

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	10.5%
1–3 Years	10.2
3–5 Years	9.7
5–10 Years	27.6
10–20 Years	41.3
20–30 Years	0.7

Distribution by Credit Quality (% of portfolio)

AAA	20.7%
AA	54.9
A	19.7
BBB	3.2
BB	0.4
B or Lower	0.1
Not Rated	1.0

Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.19% for the Investor Shares and 0.11% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

46

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004–April 30, 2015

				Barclays
				1–15 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–3.00%	4.02%	1.02%	1.15%
2006	0.83	4.31	5.14	4.91
2007	–1.42	4.16	2.74	3.45
2008	–4.48	3.99	–0.49	0.88
2009	6.27	4.24	10.51	10.72
2010	3.14	3.81	6.95	6.81
2011	–0.36	3.71	3.35	3.62
2012	4.80	3.35	8.15	7.02
2013	–3.96	3.00	–0.96	–0.41
2014	3.03	3.28	6.31	5.56
2015[1]	–0.56	1.45	0.89	0.84

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	5.31%	4.56%	0.68%	3.74%	4.42%
Admiral Shares	2/12/2001	5.39	4.64	0.68	3.82	4.50

1 Six months ended April 30, 2015.
See Financial Highlights for dividend and capital gains information.

47

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Interest[1]	641,889
Total Income	641,889
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,068
Management and Administrative—
Investor Shares	3,554
Management and Administrative—
Admiral Shares	15,663
Marketing and Distribution—
Investor Shares	521
Marketing and Distribution—
Admiral Shares	3,064
Custodian Fees	205
Shareholders’ Reports—Investor Shares	112
Shareholders’ Reports—Admiral Shares	134
Trustees’ Fees and Expenses	14
Total Expenses	25,335
Net Investment Income	616,554
Realized Net Gain (Loss)
Investment Securities Sold	32,659
Futures Contracts	(825)
Realized Net Gain (Loss)	31,834
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(265,782)
Net Increase (Decrease) in Net Assets
Resulting from Operations	382,606

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	616,554	1,158,053
Realized Net Gain (Loss)	31,834	11,894
Change in Unrealized Appreciation (Depreciation)	(265,782)	1,052,444
Net Increase (Decrease) in Net Assets Resulting from Operations	382,606	2,222,391
Distributions
Net Investment Income
Investor Shares	(68,465)	(143,934)
Admiral Shares	(547,066)	(1,014,119)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(615,531)	(1,158,053)
Capital Share Transactions
Investor Shares	121,292	(372,441)
Admiral Shares	3,414,209	4,715,641
Net Increase (Decrease) from Capital Share Transactions	3,535,501	4,343,200
Total Increase (Decrease)	3,302,576	5,407,538
Net Assets
Beginning of Period	39,563,813	34,156,275
End of Period[2]	42,866,389	39,563,813

1 Interest income from an affiliated company of the fund was $188,000.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $835,000 and $0.
See accompanying Notes, which are an integral part of the Financial Statements.

48

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.26	$13.84	$14.41	$13.75	$13.80	$13.38
Investment Operations
Net Investment Income	.208	.440	.433	.449	.494	.495
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.420	(.570)	.660	(.050)	.420
Total from Investment Operations	.128	.860	(.137)	1.109	.444	.915
Distributions
Dividends from Net Investment Income	(.208)	(.440)	(.433)	(.449)	(.494)	(.495)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.208)	(.440)	(.433)	(.449)	(.494)	(.495)
Net Asset Value, End of Period	$14.18	$14.26	$13.84	$14.41	$13.75	$13.80

Total Return[1]	0.89%	6.31%	-0.96%	8.15%	3.35%	6.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,734	$4,637	$4,878	$6,976	$6,783	$8,122
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.93%	3.13%	3.06%	3.15%	3.66%	3.63%
Portfolio Turnover Rate	10%	12%	16%	11%	15%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.26	$13.84	$14.41	$13.75	$13.80	$13.38
Investment Operations
Net Investment Income	.213	.451	.445	.460	.505	.506
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.420	(.570)	.660	(.050)	.420
Total from Investment Operations	.133	.871	(.125)	1.120	.455	.926
Distributions
Dividends from Net Investment Income	(.213)	(.451)	(.445)	(.460)	(.505)	(.506)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.213)	(.451)	(.445)	(.460)	(.505)	(.506)
Net Asset Value, End of Period	$14.18	$14.26	$13.84	$14.41	$13.75	$13.80

Total Return[1]	0.93%	6.39%	-0.88%	8.24%	3.43%	7.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,133	$34,927	$29,278	$30,729	$24,140	$22,701
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.01%	3.21%	3.14%	3.23%	3.74%	3.71%
Portfolio Turnover Rate	10%	12%	16%	11%	15%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

50

Intermediate-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $3,850,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	41,641,210	—
Temporary Cash Investments	1,388,801	—	—
Total	1,388,801	41,641,210	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $42,526,000 to offset future net capital gains. Of this amount, $30,029,000 is subject to expiration on October 31, 2019. Capital losses of $12,497,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $41,035,018,000. Net unrealized appreciation of investment securities for tax purposes was $1,994,993,000, consisting of unrealized gains of $2,057,557,000 on securities that had risen in value since their purchase and $62,564,000 in unrealized losses on securities that had fallen in value since their purchase.

51

Intermediate-Term Tax-Exempt Fund

E. During the six months ended April 30, 2015, the fund purchased $6,507,333,000 of investment securities and sold $1,868,654,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	668,123	46,841	1,173,942	83,460
Issued in Lieu of Cash Distributions	54,269	3,800	113,146	8,055
Redeemed	(601,100)	(42,113)	(1,659,529)	(118,679)
Net Increase (Decrease)—Investor Shares	121,292	8,528	(372,441)	(27,164)
Admiral Shares
Issued	5,141,155	359,928	8,657,035	616,998
Issued in Lieu of Cash Distributions	388,275	27,187	717,116	51,012
Redeemed	(2,115,221)	(148,040)	(4,658,510)	(333,588)
Net Increase (Decrease)—Admiral Shares	3,414,209	239,075	4,715,641	334,422

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

52

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.17%	2.25%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,241	47,283
Yield to Maturity
(before expenses)	2.4%	2.1%
Average Coupon	4.7%	4.8%
Average Duration	6.1 years	6.4 years
Average Stated Maturity	15.7 years	13.1 years
Short-Term Reserves	3.5%	—

Largest Area Concentrations[2]

New York	15.0%
California	14.7
Florida	8.3
Illinois	7.7
Texas	7.6
New Jersey	4.0
Pennsylvania	4.0
Massachusetts	3.5
Washington	2.7
Michigan	2.2
Top Ten	69.7%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.99
Beta	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	7.0%
1–3 Years	3.7
3–5 Years	5.1
5–10 Years	12.0
10–20 Years	37.7
20–30 Years	31.1
Over 30 Years	3.4

Distribution by Credit Quality (% of portfolio)

AAA	11.6%
AA	56.9
A	23.4
BBB	6.1
BB	0.5
B or Lower	0.2
Not Rated	1.3

Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.19% for the Investor Shares and 0.11% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

53

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004–April 30, 2015

				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–2.77%	4.46%	1.69%	2.54%
2006	1.37	4.77	6.14	5.75
2007	–2.20	4.57	2.37	2.91
2008	–9.02	4.28	–4.74	–3.30
2009	8.23	5.09	13.32	13.60
2010	3.02	4.50	7.52	7.78
2011	–1.07	4.36	3.29	3.78
2012	6.20	4.07	10.27	9.03
2013	–5.75	3.68	–2.07	–1.72
2014	5.30	4.22	9.52	7.82
2015[1]	–0.45	1.83	1.38	1.17

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	7.90%	5.55%	0.48%	4.37%	4.85%
Admiral Shares	2/12/2001	7.99	5.63	0.48	4.45	4.93

1 Six months ended April 30, 2015.
See Financial Highlights for dividend and capital gains information.

54

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Interest[1]	166,131
Total Income	166,131
Expenses
The Vanguard Group—Note B
Investment Advisory Services	437
Management and Administrative—
Investor Shares	742
Management and Administrative—
Admiral Shares	3,336
Marketing and Distribution—
Investor Shares	103
Marketing and Distribution—
Admiral Shares	592
Custodian Fees	44
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	3
Total Expenses	5,311
Net Investment Income	160,820
Realized Net Gain (Loss)
Investment Securities Sold	8,027
Futures Contracts	(29)
Realized Net Gain (Loss)	7,998
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(46,188)
Net Increase (Decrease) in Net
Assets Resulting from Operations	122,630

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	160,820	322,049
Realized Net Gain (Loss)	7,998	26,700
Change in Unrealized Appreciation (Depreciation)	(46,188)	386,287
Net Increase (Decrease) in Net Assets Resulting from Operations	122,630	735,036
Distributions
Net Investment Income
Investor Shares	(17,450)	(37,837)
Admiral Shares	(143,327)	(284,212)
Realized Capital Gain[2]
Investor Shares	(2,184)	—
Admiral Shares	(17,592)	—
Total Distributions	(180,553)	(322,049)
Capital Share Transactions
Investor Shares	71	(79,730)
Admiral Shares	330,684	288,915
Net Increase (Decrease) from Capital Share Transactions	330,755	209,185
Total Increase (Decrease)	272,832	622,172
Net Assets
Beginning of Period	8,437,076	7,814,904
End of Period[3]	8,709,908	8,437,076

1 Interest income from an affiliated company of the fund was $24,000.
2 Includes fiscal 2015 short-term gain distributions totaling $8,716,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,000 and $0.
See accompanying Notes, which are an integral part of the Financial Statements.

55

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.73	$11.14	$11.82	$11.13	$11.25	$10.92
Investment Operations
Net Investment Income	.214	.450	.441	.437	.468	.475
Net Realized and Unrealized Gain (Loss)
on Investments	(.053)	.590	(.680)	.690	(.120)	.330
Total from Investment Operations	.161	1.040	(.239)	1.127	.348	.805
Distributions
Dividends from Net Investment Income	(.214)	(.450)	(.441)	(.437)	(.468)	(.475)
Distributions from Realized Capital Gains (.027)		—	—	—	—	—
Total Distributions	(.241)	(.450)	(.441)	(.437)	(.468)	(.475)
Net Asset Value, End of Period	$11.65	$11.73	$11.14	$11.82	$11.13	$11.25

Total Return[1]	1.38%	9.52%	-2.07%	10.27%	3.29%	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$951	$958	$988	$1,130	$1,100	$1,615
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.68%	3.95%	3.84%	3.78%	4.33%	4.28%
Portfolio Turnover Rate	14%	21%	35%	15%	19%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.73	$11.14	$11.82	$11.13	$11.25	$10.92
Investment Operations
Net Investment Income	.219	.459	.450	.446	.477	.484
Net Realized and Unrealized Gain (Loss)
on Investments	(.053)	.590	(.680)	.690	(.120)	.330
Total from Investment Operations	.166	1.049	(.230)	1.136	.357	.814
Distributions
Dividends from Net Investment Income	(.219)	(.459)	(.450)	(.446)	(.477)	(.484)
Distributions from Realized Capital Gains (.027)		—	—	—	—	—
Total Distributions	(.246)	(.459)	(.450)	(.446)	(.477)	(.484)
Net Asset Value, End of Period	$11.65	$11.73	$11.14	$11.82	$11.13	$11.25

Total Return[1]	1.42%	9.60%	-1.99%	10.36%	3.37%	7.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,759	$7,480	$6,827	$7,039	$6,150	$6,361
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.76%	4.03%	3.92%	3.86%	4.41%	4.36%
Portfolio Turnover Rate	14%	21%	35%	15%	19%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

57

Long-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $789,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,540,971	—
Temporary Cash Investments	138,653	—	—
Total	138,653	8,540,971	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2015, the cost of investment securities for tax purposes was $8,104,526,000. Net unrealized appreciation of investment securities for tax purposes was $575,098,000, consisting of unrealized gains of $585,855,000 on securities that had risen in value since their purchase and $10,757,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2015, the fund purchased $1,028,561,000 of investment securities and sold $558,356,000 of investment securities, other than temporary cash investments.

58

Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	113,850	9,680	207,505	18,159
Issued in Lieu of Cash Distributions	15,775	1,343	29,949	2,621
Redeemed	(129,554)	(11,028)	(317,184)	(27,863)
Net Increase (Decrease)—Investor Shares	71	(5)	(79,730)	(7,083)
Admiral Shares
Issued	699,539	59,508	1,098,246	96,354
Issued in Lieu of Cash Distributions	104,666	8,908	182,196	15,931
Redeemed	(473,521)	(40,266)	(991,527)	(87,520)
Net Increase (Decrease)—Admiral Shares	330,684	28,150	288,915	24,765

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

59

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.54%	2.62%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,154	47,283
Yield to Maturity
(before expenses)	2.8%	2.1%
Average Coupon	4.6%	4.8%
Average Duration	6.0 years	6.4 years
Average Stated Maturity	15.5 years 13.1 years
Short-Term Reserves	7.0%	—

Largest Area Concentrations[2]

California	12.7%
New York	10.6
Texas	9.4
New Jersey	8.5
Illinois	7.1
Florida	5.7
Pennsylvania	3.8
Michigan	3.1
Indiana	2.9
Wisconsin	2.4
Top Ten	66.2%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.99
Beta	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	9.7%
1–3 Years	4.8
3–5 Years	5.8
5–10 Years	13.3
10–20 Years	30.0
20–30 Years	31.0
Over 30 Years	5.4

Distribution by Credit Quality (% of portfolio)

AAA	7.2%
AA	32.1
A	34.7
BBB	14.7
BB	1.6
B or Lower	3.9
Not Rated	5.8

Credit-quality ratings are from Moody’s and S&P. The higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 24, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.19% for the Investor Shares and 0.11% for the Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

60

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2004–April 30, 2015

				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2005	–1.38%	4.58%	3.20%	2.54%
2006	1.87	4.74	6.61	5.75
2007	–2.66	4.60	1.94	2.91
2008	–12.52	4.32	–8.20	–3.30
2009	10.44	5.65	16.09	13.60
2010	4.00	4.76	8.76	7.78
2011	–1.31	4.57	3.26	3.78
2012	7.22	4.21	11.43	9.03
2013	–5.85	3.74	–2.11	–1.72
2014	5.64	4.23	9.87	7.82
2015[1]	0.00	1.82	1.82	1.17

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	8.27%	6.00%	0.56%	4.51%	5.07%
Admiral Shares	11/12/2001	8.36	6.08	0.56	4.59	5.15

1 Six months ended April 30, 2015.
See Financial Highlights for dividend and capital gains information.

61

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Interest[1]	160,228
Total Income	160,228
Expenses
The Vanguard Group—Note B
Investment Advisory Services	421
Management and Administrative—
Investor Shares	1,187
Management and Administrative—
Admiral Shares	2,878
Marketing and Distribution—
Investor Shares	176
Marketing and Distribution—
Admiral Shares	613
Custodian Fees	44
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	33
Trustees’ Fees and Expenses	3
Total Expenses	5,404
Net Investment Income	154,824
Realized Net Gain (Loss)
Investment Securities Sold	12,932
Futures Contracts	(30)
Realized Net Gain (Loss)	12,902
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(23,310)
Net Increase (Decrease) in Net Assets
Resulting from Operations	144,416

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	154,824	293,265
Realized Net Gain (Loss)	12,902	9,093
Change in Unrealized Appreciation (Depreciation)	(23,310)	390,147
Net Increase (Decrease) in Net Assets Resulting from Operations	144,416	692,505
Distributions
Net Investment Income
Investor Shares	(27,990)	(54,083)
Admiral Shares	(126,469)	(239,182)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(154,459)	(293,265)
Capital Share Transactions
Investor Shares	122,664	102,733
Admiral Shares	499,642	661,795
Net Increase (Decrease) from Capital Share Transactions	622,306	764,528
Total Increase (Decrease)	612,263	1,163,768
Net Assets
Beginning of Period	8,092,038	6,928,270
End of Period[2]	8,704,301	8,092,038

1 Interest income from an affiliated company of the fund was $30,000.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $343,000 and $0.
See accompanying Notes, which are an integral part of the Financial Statements.

62

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.23	$10.63	$11.29	$10.53	$10.67	$10.26
Investment Operations
Net Investment Income	.204	.430	.428	.425	.465	.470
Net Realized and Unrealized Gain (Loss)
on Investments	—	.600	(.660)	.760	(.140)	.410
Total from Investment Operations	.204	1.030	(.232)	1.185	.325	.880
Distributions
Dividends from Net Investment Income	(.204)	(.430)	(.428)	(.425)	(.465)	(.470)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.204)	(.430)	(.428)	(.425)	(.465)	(.470)
Net Asset Value, End of Period	$11.23	$11.23	$10.63	$11.29	$10.53	$10.67

Total Return[1]	1.82%	9.87%	-2.11%	11.43%	3.26%	8.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,605	$1,484	$1,307	$1,609	$1,339	$1,861
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.64%	3.94%	3.88%	3.86%	4.54%	4.49%
Portfolio Turnover Rate	21%	28%	29%	20%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.23	$10.63	$11.29	$10.53	$10.67	$10.26
Investment Operations
Net Investment Income	.208	.438	.436	.434	.473	.479
Net Realized and Unrealized Gain (Loss)
on Investments	—	.600	(.660)	.760	(.140)	.410
Total from Investment Operations	.208	1.038	(.224)	1.194	.333	.889
Distributions
Dividends from Net Investment Income	(.208)	(.438)	(.436)	(.434)	(.473)	(.479)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.208)	(.438)	(.436)	(.434)	(.473)	(.479)
Net Asset Value, End of Period	$11.23	$11.23	$10.63	$11.29	$10.53	$10.67

Total Return[1]	1.86%	9.96%	-2.04%	11.52%	3.34%	8.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,099	$6,608	$5,621	$6,340	$4,813	$5,230
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.72%	4.02%	3.96%	3.94%	4.62%	4.57%
Portfolio Turnover Rate	21%	28%	29%	20%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

63

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

64

High-Yield Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $777,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,455,126	—
Temporary Cash Investments	220,959	—	—
Total	220,959	8,455,126	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $107,611,000 to offset future net capital gains of $62,789,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2015, the cost of investment securities for tax purposes was $8,219,455,000. Net unrealized appreciation of investment securities for tax purposes was $456,630,000, consisting of unrealized gains of $486,096,000 on securities that had risen in value since their purchase and $29,466,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2015, the fund purchased $1,557,542,000 of investment securities and sold $831,253,000 of investment securities, other than temporary cash investments.

65

High-Yield Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	299,353	26,485	477,380	43,698
Issued in Lieu of Cash Distributions	22,860	2,021	43,835	4,007
Redeemed	(199,549)	(17,666)	(418,482)	(38,466)
Net Increase (Decrease)—Investor Shares	122,664	10,840	102,733	9,239
Admiral Shares
Issued	959,099	84,829	1,571,428	143,680
Issued in Lieu of Cash Distributions	83,106	7,349	157,956	14,438
Redeemed	(542,563)	(47,970)	(1,067,589)	(98,508)
Net Increase (Decrease)—Admiral Shares	499,642	44,208	661,795	59,610

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

66

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

67

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2014	4/30/2015	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.05	$0.30
Short-Term
Investor Shares	$1,000.00	$1,000.93	$0.94
Admiral Shares	1,000.00	1,001.28	0.55
Limited-Term
Investor Shares	$1,000.00	$1,002.17	$0.94
Admiral Shares	1,000.00	1,002.54	0.55
Intermediate-Term
Investor Shares	$1,000.00	$1,008.93	$0.95
Admiral Shares	1,000.00	1,009.31	0.55
Long-Term
Investor Shares	$1,000.00	$1,013.76	$0.95
Admiral Shares	1,000.00	1,014.16	0.55
High-Yield
Investor Shares	$1,000.00	$1,018.18	$0.95
Admiral Shares	1,000.00	1,018.58	0.55
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.50	$0.30
Short-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.25	0.55
Limited-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.25	0.55
Intermediate-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.25	0.55
Long-Term
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.25	0.55
High-Yield
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.25	0.55

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.06%; for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The annualized six-month expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B to Financial Statements). Before the reduction, the annualized six-month ratio was 0.16%.

68

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

69

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

70

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

71

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	of the Executive Committee (1997–2008) of Johnson	Executive Officers
& Johnson (pharmaceuticals/medical devices/
F. William McNabb III	consumer products); Director of Skytop Lodge	Glenn Booraem
Born 1957. Trustee Since July 2009. Chairman of	Corporation (hotels), the University Medical Center	Born 1967. Controller Since July 2010. Principal
the Board. Principal Occupation(s) During the Past	at Princeton, the Robert Wood Johnson Foundation,	Occupation(s) During the Past Five Years and Other
Five Years and Other Experience: Chairman of the	and the Center for Talent Innovation; Member of	Experience: Principal of The Vanguard Group, Inc.;
Board of The Vanguard Group, Inc., and of each of	the Advisory Board of the Institute for Women’s	Controller of each of the investment companies served
the investment companies served by The Vanguard	Leadership at Rutgers University.	by The Vanguard Group; Assistant Controller of each of
Group, since January 2010; Director of The Vanguard		the investment companies served by The Vanguard
Group since 2008; Chief Executive Officer and	F. Joseph Loughrey	Group (2001–2010).
President of The Vanguard Group, and of each of	Born 1949. Trustee Since October 2009. Principal
the investment companies served by The Vanguard	Occupation(s) During the Past Five Years and Other	Thomas J. Higgins
Group, since 2008; Director of Vanguard Marketing	Experience: President and Chief Operating Officer	Born 1957. Chief Financial Officer Since September
Corporation; Managing Director of The Vanguard	(retired 2009) of Cummins Inc. (industrial machinery);	2008. Principal Occupation(s) During the Past Five
Group (1995–2008).	Chairman of the Board of Hillenbrand, Inc. (specialized	Years and Other Experience: Principal of The Vanguard
	consumer services), and of Oxfam America; Director	Group, Inc.; Chief Financial Officer of each of the
	of SKF AB (industrial machinery), Hyster-Yale Materials	Treasurer investment of companies each of the served investment by The companies Vanguard served Group;
IndependentTrustees	Handling, Inc. (forklift trucks), the Lumina Foundation	by The Vanguard Group (1998–2008).
for Education, and the V Foundation for Cancer
Emerson U. Fullwood	Research; Member of the Advisory Council for the
Born 1948. Trustee Since January 2008. Principal	College of Arts and Letters and of the Advisory Board	Kathryn J. Hyatt
Occupation(s) During the Past Five Years and	to the Kellogg Institute for International Studies, both	Born 1955. Treasurer Since November 2008. Principal
Other Experience: Executive Chief Staff and	at the University of Notre Dame.	Occupation(s) During the Past Five Years and Other
Marketing Officer for North America and Corporate		Experience: Principal of The Vanguard Group, Inc.;
Vice President (retired 2008) of Xerox Corporation	Mark Loughridge	Treasurer of each of the investment companies served
(document management products and services);	Born 1953. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Executive in Residence and 2009–2010 Distinguished	Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Minett Professor at the Rochester Institute of	Experience: Senior Vice President and Chief Financial	Group (1988–2008).
Technology; Director of SPX Corporation (multi-industry	Officer (retired 2013) at IBM (information technology
manufacturing), the United Way of Rochester,	services); Fiduciary Member of IBM’s Retirement Plan	Heidi Stam
Amerigroup Corporation (managed health care), the	Committee (2004–2013); Director of the Dow Chemical	Born 1956. Secretary Since July 2005. Principal
University of Rochester Medical Center, Monroe	Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Community College Foundation, and North Carolina		Experience: Managing Director of The Vanguard
A&T University.	Scott C. Malpass	Group, Inc.; General Counsel of The Vanguard Group;
	Born 1962. Trustee Since March 2012. Principal	Secretary of The Vanguard Group and of each of the
Rajiv L. Gupta	Occupation(s) During the Past Five Years and Other	investment companies served by The Vanguard Group;
Born 1945. Trustee Since December 2001.[2] Principal	Experience: Chief Investment Officer and Vice	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	President at the University of Notre Dame; Assistant	Marketing Corporation.
Experience: Chairman and Chief Executive Officer	Professor of Finance at the Mendoza College of
(retired 2009) and President (2006–2008) of	Business at Notre Dame; Member of the Notre Dame
Rohm and Haas Co. (chemicals); Director of Tyco	403(b) Investment Committee; Board Member of	Vanguard Senior ManagementTeam
International PLC (diversified manufacturing and	TIFF Advisory Services, Inc., and Catholic Investment	Mortimer J. Buckley	Chris D. McIsaac
services), Hewlett-Packard Co. (electronic computer	Services, Inc. (investment advisors); Member of	Kathleen C. Gubanich	Michael S. Miller
manufacturing), and Delphi Automotive PLC	the Investment Advisory Committee of Major	Paul A. Heller	James M. Norris
(automotive components); Senior Advisor at New	League Baseball.	Martha G. King	Glenn W. Reed
Mountain Capital.		John T. Marcante

Amy Gutmann	André F. Perold
Born 1949. Trustee Since June 2006. Principal	Born 1952. Trustee Since December 2004. Principal	Chairman Emeritus and Senior Advisor
Occupation(s) During the Past Five Years and	Occupation(s) During the Past Five Years and Other	John J. Brennan
Other Experience: President of the University of	Experience: George Gund Professor of Finance and	Chairman, 1996–2009
Pennsylvania; Christopher H. Browne Distinguished	Banking, Emeritus at the Harvard Business School	Chief Executive Officer and President, 1996–2008
Professor of Political Science, School of Arts and	(retired 2011); Chief Investment Officer and Managing
Sciences, and Professor of Communication, Annenberg	Partner of HighVista Strategies LLC (private investment
School for Communication, with secondary faculty	firm); Director of Rand Merchant Bank; Overseer of	Founder
appointments in the Department of Philosophy, School	the Museum of Fine Arts Boston.
of Arts and Sciences, and at the Graduate School of		John C. Bogle
Education, University of Pennsylvania; Trustee of the	Peter F. Volanakis	Chairman and Chief Executive Officer, 1974–1996
National Constitution Center; Chair of the Presidential	Born 1955. Trustee Since July 2009. Principal
Commission for the Study of Bioethical Issues.	Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
JoAnn Heffernan Heisen	(retired 2010) of Corning Incorporated (communications
Born 1950. Trustee Since July 1998. Principal	equipment); Trustee of Colby-Sawyer College;
Occupation(s) During the Past Five Years and Other	Member of the Advisory Board of the Norris Cotton
Experience: Corporate Vice President and Chief	Cancer Center and of the Advisory Board of the
Global Diversity Officer (retired 2008) and Member	Parthenon Group (strategy consulting).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
Text Telephone for People	guidelines by visiting vanguard.com/proxyreporting or
Who Are Deaf or Hard of Hearing > 800-749-7273	by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by the	either vanguard.com/proxyreporting or sec.gov.
fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a registered trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062015

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)
As of April 30, 2015

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	30
Intermediate-Term Tax-Exempt Fund	78
Long-Term Tax-Exempt Fund	153
High-Yield Tax-Exempt Fund	175
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.7%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.150%	5/7/15	12,360	12,360
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/16	4,560	4,605
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.120%	5/7/15	12,750	12,750
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative Projects) PUT	0.450%	5/15/15	27,260	27,253
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative Projects) PUT	0.450%	6/1/15	9,200	9,200
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative Projects) PUT	0.400%	8/3/15	11,000	10,998
Jefferson County AL Sewer Revenue	5.000%	10/1/15	600	610
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,053
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,755
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,652
				82,236
Alaska (0.2%)
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,194
North Slope Borough AK	4.000%	6/30/17	9,000	9,635
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,061
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	10,304
				26,194
Arizona (1.2%)
Arizona COP	2.000%	10/1/15	400	403
Arizona COP	4.000%	10/1/15	1,700	1,726
Arizona COP	3.000%	10/1/16	315	325
Arizona COP	5.000%	10/1/16	750	796
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	3.000%	2/1/16	1,600	1,629
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	4.000%	2/1/17	2,000	2,108
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,101
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/16	5,000	5,156
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.960%	2/5/20	12,500	12,846
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	3.000%	12/1/15	4,175	4,241
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/16	375	401
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	825
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	562
Arizona School Facilities Board COP	4.000%	9/1/15	3,750	3,798
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,274
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,973
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,683
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,746
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,215
Maricopa County AZ Unified School District GO	2.000%	7/1/15	6,250	6,270
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,164
Mesa AZ Highway Project Advancement Revenue	5.000%	7/1/17	12,585	12,688

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Mesa AZ Utility System Revenue TOB VRDO	0.120%	5/7/15 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.120%	5/7/15 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.160%	5/7/15	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.210%	5/7/15	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/15	4,250	4,285
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16	2,325	2,452
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	4,250	4,642
3 Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/18	2,690	2,936
Phoenix AZ GO	4.000%	7/1/16	5,360	5,591
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,260
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,109
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,141
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.120%	5/7/15	13,940	13,940
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/15	1,750	1,785
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/16	3,800	4,038
Yuma AZ Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,127
				145,976
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	3.000%	2/1/16	755	766
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	3.000%	2/1/18	1,000	1,033
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	4/1/16	6,640	6,928
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	4/1/17	6,980	7,563
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/17	7,155	7,884
				24,174
California (10.5%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.984%	8/1/17	29,500	29,854
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,049
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,110
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,900	14,032
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,592
Bay Area Toll Authority California Toll Bridge Revenue PUT	1.875%	4/1/19	7,550	7,667
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/15	2,825	2,852
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,254
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,260
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/15	500	502
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/16	500	518
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/17	575	608
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/18	1,000	1,074
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	13,750	13,752
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	14,560	15,255
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.410%	12/1/17	32,250	32,249
California GO	5.000%	11/1/15	1,600	1,639
California GO	5.000%	9/1/16	8,000	8,498
California GO	5.000%	9/1/16	1,465	1,556
California GO	5.000%	10/1/16	12,070	12,864
California GO	5.000%	9/1/17	4,250	4,674
California GO	5.000%	10/1/17	35,000	38,604
California GO	5.000%	4/1/18	10,385	11,617
2 California GO PUT	0.660%	12/1/16	40,650	40,693
California GO PUT	4.000%	12/1/16	32,465	33,716
2 California GO PUT	0.823%	12/1/17	14,250	14,398
2 California GO PUT	0.560%	5/1/18	29,500	29,500
2 California GO PUT	0.953%	12/3/18	6,500	6,605
1 California GO TOB VRDO	0.230%	5/7/15 LOC	31,610	31,610
1 California GO TOB VRDO	0.250%	5/7/15 (4)	10,000	10,000
1 California GO TOB VRDO	0.310%	5/7/15 (4)	15,925	15,925
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,029
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,176
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/18	2,500	2,563
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	1.910%	7/1/17	8,825	8,950
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,075
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/15	940	960
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,599

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,105
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,000	9,943
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,015
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.120%	5/7/15	6,595	6,595
California Housing Finance Agency Multifamily Housing Revenue	0.850%	8/1/16	750	750
2 California Infrastructure & Economic Development Bank Revenue
(Index-Museum Art Project) PUT	1.876%	8/1/18	20,515	21,122
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/3/17	2,900	2,900
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/3/17	22,500	22,502
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	1,000	1,033
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,177
2 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	0.610%	4/2/18	14,000	14,005
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/15	1,450	1,477
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,687
2 California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.210%	11/1/16	5,000	5,009
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15	2,120	2,127
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	0.130%	5/1/15 LOC	20,300	20,300
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/15	1,250	1,255
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/16	7,160	7,525
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,444
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	8,205	8,934
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,934
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,802
California Public Works Board Lease Revenue (Department of Public Health)	4.000%	11/1/15	2,500	2,549
California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/17	5,000	5,342
California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18	5,000	5,453
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16	1,500	1,607
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/15	3,000	3,049
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/16	3,415	3,564
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16	3,070	3,226
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/17	6,220	6,674
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,710	2,934
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,115
California Statewide Communities Development Authority Health Facility Revenue
(Catholic HealthCare West)	0.650%	5/1/15 (4)	14,100	14,100
California Statewide Communities Development Authority Health Facility Revenue
(Catholic HealthCare West)	0.670%	5/1/15 (4)	21,050	21,050
1 California Statewide Communities Development Authority Revenue
(Huntington Memorial Hospital) TOB VRDO	0.310%	5/7/15 LOC	25,000	25,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,421
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	5,747
1 California Statewide Communities Development Authority Revenue (Kaiser Permanente)
TOB VRDO	0.260%	5/7/15	6,050	6,050
1 California Statewide Communities Development Authority Revenue (St. Joseph Health System)
TOB VRDO	0.280%	5/7/15 (4)	17,832	17,832
California Statewide Communities Development Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,188
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,715
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/16	1,220	1,290
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	585	637
2 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.490%	12/15/15	28,250	28,257
1 Desert CA Community College District GO TOB VRDO	0.130%	5/7/15	14,340	14,340
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,593
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	17,765	19,039
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	3.000%	12/1/15 (4)	2,350	2,389
1 Golden State Tobacco Securitization Corp. California TOB VRDO	0.390%	5/7/15 (12)LOC	14,500	14,500
Irvine CA Reassessment District No. 13-1 Improvement Revenue	2.000%	9/2/15	1,560	1,565
Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/16	1,065	1,102
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/16	425	444
Jurupa CA Public Financing Authority Special Tax Revenue	3.500%	9/1/17	425	449
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/18	380	411
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19	610	693
La Quinta CA Redevelopment Agency Tax Allocation Revenue	3.000%	9/1/15	1,705	1,721
La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/16	1,600	1,673
La Verne CA (Brethren Hillcrest Homes) COP	2.000%	5/15/15	465	465
La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	592
La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	250
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,314

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	37,010
Los Angeles CA Department of Water & Power Revenue	4.000%	1/1/16	9,100	9,249
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	19,800	20,208
Los Angeles CA GO	5.000%	9/1/18	12,900	14,638
Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	26,302
Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	82,727
Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	11,080
1 Los Angeles CA Unified School District GO TOB VRDO	0.120%	5/7/15	6,700	6,700
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	14,422
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15	10,850	10,983
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,654
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	4.000%	9/1/15	1,000	1,012
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/17	3,815	4,163
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,117
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,665	1,680
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	936
2 Metropolitan Water District of Southern California Revenue PUT	0.130%	1/4/16	19,135	19,133
2 Metropolitan Water District of Southern California Revenue PUT	0.130%	1/4/16	9,940	9,939
2 Metropolitan Water District of Southern California Revenue PUT	0.490%	3/27/18	10,250	10,250
2 Metropolitan Water District of Southern California Revenue PUT	0.460%	3/27/18	10,750	10,750
2 Metropolitan Water District of Southern California Revenue PUT	0.460%	3/27/18	20,000	20,000
2 Metropolitan Water District of Southern California Revenue PUT	0.490%	3/27/18	3,000	3,000
1 Metropolitan Water District of Southern California Revenue TOB VRDO	0.120%	5/7/15	24,125	24,125
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,008
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,275
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,156
Monterey Peninsula CA Unified School District BAN	2.500%	11/1/15	4,250	4,296
Northern California Gas Authority No. 1 Revenue	0.814%	7/1/19	12,800	12,579
1 Nuveen California AMT-Free Municipal Income Fund VRDP VRDO	0.580%	7/1/18	14,000	14,004
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,224
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,830
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,737
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,718
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	4.000%	8/1/16	1,325	1,382
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/16	2,500	2,596
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/16	3,400	3,568
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17	2,000	2,134
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17	3,705	4,029
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	563
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/15	2,635	2,673
San Bernardino CA City Unified School District GO	4.000%	8/1/16	1,250	1,307
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	2,965	2,999
San Diego CA Unified School District GO	0.500%	7/1/15	13,100	13,107
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,502
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,001
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	4,535	4,536
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	21,100	22,122
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/16	6,000	6,185
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,610
1 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.160%	5/7/15	1,400	1,400
University of California Revenue	5.000%	5/15/18	8,565	9,626
University of California Revenue	5.000%	5/15/18	3,000	3,372
				1,288,477
Colorado (1.2%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	5,949
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/16	1,000	1,040
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	4.000%	11/12/15	3,400	3,468
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	5,909
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	5/7/15	10,000	10,000
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/15 (ETM)	1,050	1,079
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,034
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.000%	12/1/17	700	728
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,692
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,494
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/18	600	643
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.120%	5/7/15	7,595	7,595
Denver CO City & County Airport Revenue	0.500%	5/1/15 (12)	14,775	14,775
Denver CO City & County Airport Revenue	0.650%	5/7/15 (12)	18,200	18,200
Denver CO City & County School District GO	3.000%	12/1/16	13,515	14,048

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 E-470 Public Highway Authority Colorado Revenue PUT	1.290%	8/31/17	7,540	7,546
2 E-470 Public Highway Authority Colorado Revenue PUT	1.860%	9/1/17 (14)	7,000	7,041
Regional Transportation District of Colorado COP	5.000%	6/1/15	2,330	2,340
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	15,187
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	12,039
1 University of Colorado Enterprise System Revenue TOB VRDO	0.230%	5/7/15 LOC	7,800	7,800
				146,607
Connecticut (4.1%)
Connecticut GO	0.310%	7/1/16	10,000	10,000
Connecticut GO	0.340%	1/1/17	12,740	12,740
Connecticut GO	0.370%	7/1/17	15,825	15,825
Connecticut GO	0.370%	1/1/18	13,310	13,310
2 Connecticut GO	0.610%	5/15/15	36,400	36,405
Connecticut GO	4.000%	8/15/15	2,000	2,022
Connecticut GO	3.000%	12/15/15	8,375	8,523
Connecticut GO	5.000%	12/15/15	39,310	40,494
2 Connecticut GO	0.640%	4/15/16	5,000	5,016
2 Connecticut GO	0.760%	5/15/16	22,350	22,452
2 Connecticut GO	0.760%	5/15/16	8,300	8,338
Connecticut GO	4.000%	6/15/16	46,570	48,513
Connecticut GO	5.000%	7/15/16	10,000	10,566
2 Connecticut GO	0.540%	9/15/16	7,000	7,010
Connecticut GO	5.000%	11/1/16	7,000	7,479
Connecticut GO	5.000%	12/1/16	5,000	5,358
Connecticut GO	5.000%	12/15/16	37,470	40,207
2 Connecticut GO	0.360%	1/1/17	10,210	10,210
2 Connecticut GO	0.420%	3/1/17	3,000	2,999
2 Connecticut GO	0.450%	3/1/17	7,415	7,421
2 Connecticut GO	0.790%	4/15/17	4,000	4,026
2 Connecticut GO	0.880%	5/15/17	3,120	3,142
Connecticut GO	5.000%	7/15/17	5,000	5,469
2 Connecticut GO	0.630%	9/15/17	1,850	1,859
Connecticut GO	4.000%	11/15/17	40,795	43,966
2 Connecticut GO	0.460%	1/1/18	4,905	4,905
2 Connecticut GO	0.990%	4/15/18	2,250	2,278
2 Connecticut GO	0.880%	9/15/18	4,000	4,046
2 Connecticut GO	1.210%	5/15/19	5,000	5,102
2 Connecticut GO	1.030%	9/15/19	1,000	1,018
2 Connecticut GO PUT	0.760%	9/15/17	10,215	10,295
2 Connecticut GO PUT	1.460%	3/1/18	17,500	17,503
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.600%	2/1/17	25,000	24,931
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,934
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/15	1,000	1,025
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	2,000	2,072
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/16	4,150	4,421
University of Connecticut GO	5.000%	2/15/16	1,855	1,925
University of Connecticut GO	5.000%	2/15/16	7,865	8,163
University of Connecticut GO	5.000%	2/15/19 (14)	1,000	1,037
				502,005
Delaware (0.2%)
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	2,300	2,427
University of Delaware Revenue PUT	0.700%	5/1/16	17,925	17,975
				20,402
District of Columbia (0.2%)
2 District of Columbia Income Tax Revenue	0.310%	12/1/16	6,135	6,136
2 District of Columbia Income Tax Revenue	0.410%	12/1/17	11,250	11,249
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.690%	6/1/16	6,000	6,009
				23,394
Florida (4.9%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	2,220	2,316
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/18	425	469
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/19	750	845
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,154
Broward County FL Airport System Revenue	5.000%	10/1/18	700	788
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,007
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,108
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,455
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,941
3 Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	2,043
3 Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	653

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	15,000	15,062
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	30,000	30,125
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,545	17,354
2	Citizens Property Insurance Corp. Florida Revenue (Personal Lines
	Account/Commercial Lines Account)	1.360%	6/1/15	4,100	4,104
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines
	Account/Commercial Lines Account)	5.000%	6/1/18	36,700	40,839
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines
	Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,618
	Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,038
	Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15	5,835	5,839
	Florida Board of Education GO	5.000%	1/1/17	38,245	41,043
	Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	12,144
	Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	12,290
	Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	17,620
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	5,563
	Florida Department of Transportation GO	5.000%	7/1/16	9,405	9,918
1	Florida Education System University System Improvement Revenue TOB VRDO	0.130%	5/7/15	9,985	9,985
	Florida GO	4.000%	7/1/15	1,000	1,007
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15 (ETM)	21,695	21,873
	Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/16	1,350	1,434
	Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17	1,650	1,770
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.260%	5/7/15	5,000	5,000
	Halifax FL Hospital Medical Center Revenue	3.000%	6/1/17	1,000	1,040
	Halifax FL Hospital Medical Center Revenue	4.000%	6/1/18	2,000	2,151
	Halifax FL Hospital Medical Center Revenue	5.000%	6/1/19	825	927
	Halifax Hospital Medical Center Florida Hospital Revenue	5.250%	6/1/19	2,375	2,470
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
	System/Sunbelt Obligated Group)	5.125%	11/15/17	2,075	2,228
1	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
	System/Sunbelt Obligated Group) TOB VRDO	0.120%	5/7/15	15,730	15,730
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,044
	Hillsborough County FL Industrial Development Authority Hospital Revenue
	(Tampa General Hospital Project)	4.000%	10/1/15	375	381
	Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,180
	Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/17	1,500	1,616
	Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/15	2,000	2,030
2	Lakeland FL Energy System Revenue	0.860%	10/1/17	10,000	10,037
	Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	863
	Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,046
	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,335
	Lee County FL School Board COP	5.000%	8/1/17	4,000	4,380
	Lee County FL School Board COP	5.000%	8/1/18	3,530	3,969
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,074
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,195
1	Miami-Dade County FL Building Better Communities GO TOB VRDO	0.120%	5/7/15	9,995	9,995
1	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.210%	5/7/15	10,140	10,140
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/17	400	432
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18	505	542
	Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
	(Waste Management Inc. of Florida Project) PUT	1.500%	10/1/18	4,500	4,480
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.460%	5/7/15 LOC	12,175	12,175
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.490%	5/7/15 LOC	15,760	15,760
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.490%	5/7/15 LOC	15,760	15,760
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.470%	6/11/15 LOC	27,245	27,245
1	Miami-Dade County FL School Board COP TOB VRDO	0.130%	5/7/15 LOC	7,880	7,880
1	Miami-Dade County FL School Board COP TOB VRDO	0.210%	5/7/15 (12)	26,000	26,000
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.130%	5/7/15 (12)	7,450	7,450
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.130%	5/7/15 (4)	5,870	5,870
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.150%	5/7/15 (4)	7,935	7,935
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.260%	5/7/15 (4)	14,000	14,000
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.360%	5/7/15	17,990	17,990
	Okeechobee County FL Solid Waste Disposal Revenue (Waste Management Inc./Okeechobee
	Landfill Project) PUT	2.250%	7/1/16	2,520	2,578
	Orange County FL School Board COP	5.000%	8/1/15	2,700	2,733
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/15	2,180	2,211
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/16	1,000	1,032
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/17	1,000	1,041
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	808
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17	2,095	2,205
	Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	5,301

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	8,000	8,444
1 Palm Beach County FL School Board COP TOB VRDO	0.150%	5/7/15	2,200	2,200
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.120%	5/7/15	2,215	2,215
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,879
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	3,153
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/17	785	860
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.120%	5/7/15	7,500	7,500
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.160%	5/7/15	6,350	6,350
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,348
1 Tallahassee FL Energy System Revenue TOB VRDO	0.150%	5/7/15	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,850	3,030
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,645	2,812
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5	5
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	858
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,031
Tampa FL Hospital Revenue	4.000%	7/1/15	400	402
Tampa FL Hospital Revenue	5.000%	7/1/16	700	733
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,612
				603,346
Georgia (2.3%)
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	6,706
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,032
Atlanta GA Airport Revenue	5.000%	1/1/18	500	553
1 Atlanta GA Airport Revenue TOB VRDO	0.310%	5/7/15 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.621%	11/1/18	56,750	58,255
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.210%	5/7/15	10,000	10,000
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co.
Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,230
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,087
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,283
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,134
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,306
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.300%	5/3/18	26,000	26,001
Cobb County GA Kennestone Hospital Authority Revenue	4.000%	4/1/16	1,050	1,084
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/15	750	758
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/16	1,370	1,432
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/17	1,500	1,641
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,016
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,100
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	550
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	903
Floyd County GA Development Authority Revenue (Georgia Power Co. Plant
Hammond Project) PUT	0.850%	11/19/15	6,825	6,838
Forsyth County GA GO	5.000%	3/1/18	3,580	3,987
2 Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health
System Inc. Project) PUT	1.060%	2/18/20	17,575	17,598
Georgia GO	4.750%	11/1/15	8,035	8,220
Georgia GO	5.000%	4/1/16	8,155	8,511
Georgia GO	5.000%	7/1/16	1,195	1,205
Georgia GO	5.000%	11/1/16	2,400	2,564
Georgia GO	5.000%	7/1/17	5,000	5,042
Georgia GO	5.000%	7/1/17	5,280	5,774
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/16	1,250	1,290
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,825	1,959
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	2,021
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,550
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	6,700	6,966
Henry County GA School District GO	4.000%	12/1/15	4,000	4,090
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	5,220	5,389
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	250	265
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	0.280%	7/1/16	1,800	1,799
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.390%	7/1/17	18,000	17,946
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.410%	7/1/17	17,500	17,477

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Monroe County GA Development Authority Pollution Control Revenue
	(Georgia Power Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,048
	Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,972
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16	1,325	1,416
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	1,877
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16	3,000	3,096
					289,971
Hawaii (0.5%)
	Hawaii GO	5.000%	7/1/15 (Prere.)	23,095	23,284
	Hawaii GO	5.000%	8/1/15	10,000	10,123
	Hawaii GO	5.000%	2/1/16	4,000	4,144
	Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,033
	Honolulu HI City & County GO	5.000%	11/1/16	7,265	7,759
	Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,092
	Honolulu HI City & County GO	5.000%	10/1/18	1,815	2,053
	Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,529
					56,017
Idaho (0.3%)
	Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15	31,375	31,816

Illinois (5.8%)
	Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,027
	Chicago IL Board of Education GO	5.000%	12/1/15 (14)	6,375	6,380
	Chicago IL Board of Education GO	5.000%	12/1/16	2,855	2,938
	Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,241
2	Chicago IL Board of Education GO PUT	1.060%	3/1/16	9,600	9,414
2	Chicago IL Board of Education GO PUT	0.704%	6/2/16	24,495	23,900
2	Chicago IL Board of Education GO PUT	4.110%	3/1/17	10,000	10,058
[1,2]	Chicago IL Board of Education GO TOB PUT	0.510%	5/21/15 LOC	76,500	76,500
1	Chicago IL Board of Education GO TOB VRDO	0.360%	5/7/15 (4)	6,520	6,520
1	Chicago IL GO TOB VRDO	0.360%	5/7/15	15,180	15,180
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	5,000	5,524
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	4,000	4,420
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,656
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16	3,000	3,094
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,878
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.200%	5/7/15 LOC	16,315	16,315
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.230%	5/7/15 (4)	2,500	2,500
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	5/7/15 (4)	21,645	21,645
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	5/7/15 (12)	27,185	27,185
1	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.260%	5/7/15	25,500	25,500
	Chicago IL Water Revenue	5.000%	11/1/18	675	749
1	Chicago IL Water Revenue TOB VRDO	0.280%	5/7/15	7,495	7,495
1	Chicago IL Water Revenue TOB VRDO	0.280%	5/7/15	5,245	5,245
	Chicago IL Waterworks Revenue	3.000%	11/1/15	2,000	2,024
	Illinois Development Finance Authority Revenue (American College of Surgeons) VRDO	0.170%	5/7/15 LOC	21,682	21,682
	Illinois Educational Facilities Authority Revenue (Field Museum of Natural History) VRDO	0.100%	5/7/15 LOC	8,100	8,100
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	4,966
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,675	2,689
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,000	5,672
1	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.120%	5/7/15	9,000	9,000
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/15	7,050	7,050
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	4,500	4,876
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16	2,220	2,344
1	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.230%	5/7/15 (12)	12,680	12,680
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	257
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/15	1,000	1,014
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/16	1,150	1,215
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17	2,000	2,185
	Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15	2,555	2,555
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/16	1,395	1,491
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/17	1,000	1,100
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/18	750	846
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	576
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/17	750	809
	Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16	1,865	1,935
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,521
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/15	500	510
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/16	690	734
1	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.120%	5/7/15	2,960	2,960

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,445	2,446
Illinois GO	5.000%	9/1/15	2,860	2,872
Illinois GO	5.000%	1/1/16	25,945	26,660
Illinois GO	5.000%	5/1/16	6,500	6,764
Illinois GO	4.000%	2/1/18	4,000	4,227
Illinois GO	5.000%	4/1/18	2,500	2,717
Illinois GO	5.000%	5/1/18	8,000	8,707
Illinois GO	5.000%	8/1/18	22,160	24,217
Illinois GO	4.000%	2/1/19	7,500	7,972
Illinois GO	5.000%	2/1/19	875	961
Illinois GO	5.000%	5/1/19	12,000	13,229
Illinois GO	5.000%	7/1/19	4,725	5,219
Illinois GO	5.000%	8/1/19	15,000	16,582
Illinois Regional Transportation Authority Revenue PUT	0.400%	3/1/16	25,000	25,000
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,510
Illinois Sales Tax Revenue	4.000%	6/15/16	2,750	2,862
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,520
Illinois Sales Tax Revenue	5.500%	6/15/16 (3)	1,140	1,206
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,197
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.120%	5/7/15	7,750	7,750
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.120%	5/7/15	14,305	14,305
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.120%	5/7/15	15,995	15,995
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	7,265	7,309
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/15	2,750	2,817
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,091
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	8,190	8,621
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17	19,650	21,089
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17	7,500	8,059
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	12,475	13,374
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.120%	5/7/15	10,360	10,360
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,177
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.190%	5/7/15	15,800	15,800
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/15 LOC	5,515	5,515
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/15 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	7,000	7,028
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	2,500	2,702
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,076
Romeoville IL Revenue (Lewis University Project)	3.000%	10/1/15	250	253
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/17	365	387
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/18	500	535
				717,981
Indiana (0.7%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	1,000	1,057
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17	520	563
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	4,737
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	12/1/16	1,400	1,455
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,693
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,644
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17	500	530
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/16	500	519
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/17	1,000	1,077
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/16	7,630	7,906
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	4.000%	10/1/16	375	394
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/17	350	385
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	410	462
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	2/15/19	1,000	1,037
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	2,080	2,191
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	15,305	15,369
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16 (Prere.)	415	420
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16	4,145	4,188
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16 (Prere.)	65	69
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	2,845
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	10,000	10,141
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	825
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,341
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	2,109
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,126
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,529
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/15	3,255	3,273

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/16	3,320	3,385
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/16	3,385	3,495
				82,765
Iowa (0.0%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,857
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15	1,400	1,440
				5,297
Kansas (0.2%)
2 Kansas Department of Transportation Highway Revenue	0.310%	9/1/16	15,000	15,008
2 Kansas Department of Transportation Highway Revenue	0.360%	9/1/17	4,100	4,103
2 Kansas Department of Transportation Highway Revenue	0.440%	9/1/18	3,500	3,495
2 Kansas Department of Transportation Highway Revenue	0.520%	9/1/19	3,000	2,992
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/15 (ETM)	355	363
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	802
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.000%	9/1/17	1,000	1,072
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	574
				28,409
Kentucky (1.2%)
2 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	1.860%	2/1/17	11,435	11,479
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,645
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/16	950	980
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/17	510	542
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	0.300%	6/1/15	1,750	1,750
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/17 (14)	500	546
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/18 (14)	1,500	1,671
Kentucky Property & Building Commission Revenue	5.000%	8/1/15	3,675	3,720
Kentucky Property & Building Commission Revenue	5.000%	8/1/15 (Prere.)	5,000	5,059
Kentucky Property & Building Commission Revenue	5.000%	11/1/15	4,000	4,097
Kentucky Property & Building Commission Revenue	5.000%	8/1/16	2,600	2,749
Kentucky Property & Building Commission Revenue	5.000%	10/1/16 (2)	4,250	4,524
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	2,800	3,060
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	2,715	3,043
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	10,175	11,405
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	2,550	2,926
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	13,270	15,224
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	2,600	3,034
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	20,985	24,484
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	3.000%	7/1/17	250	261
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	33,795	36,719
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,760
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	1,977
Russell KY Revenue (Bon Secours Health System)	4.000%	11/1/15	300	305
Warren County KY Hospital Revenue (Bowling Green-Warren County
Community Hospital Corp. Project)	4.000%	4/1/16	1,100	1,134
Warren County KY Hospital Revenue (Bowling Green-Warren County
Community Hospital Corp. Project)	4.000%	4/1/17	200	211
				145,305
Louisiana (1.4%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/15	20,000	20,000
2 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.625%	8/1/18	24,510	24,582
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	12,120	12,685
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.595%	5/1/17	44,500	44,779
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.595%	5/1/18	12,500	12,536
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.675%	5/1/18	5,535	5,576
Louisiana GO	5.000%	8/1/16	5,000	5,294
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15	1,500	1,500
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,033
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,187
1 Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Project) TOB VRDO	0.230%	5/7/15 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,277
New Orleans LA GO	5.250%	12/1/19 (14)	7,650	7,865
New Orleans LA Sewage Service Revenue	4.000%	6/1/16	880	912
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,082
New Orleans LA Water Revenue	5.000%	12/1/17	290	317

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA Water Revenue	5.000%	12/1/18	500	558
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/17	1,730	1,864
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18	9,000	9,983
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,828
				168,858
Maine (0.0%)
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.130%	5/7/15 LOC	2,630	2,630

Maryland (1.6%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,542
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,890
Anne Arundel County MD GO	5.000%	4/1/18	980	1,096
Anne Arundel County MD GO	5.000%	4/1/18	11,300	12,634
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,896
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,777
Maryland Department of Transportation Revenue	5.000%	6/1/16	2,010	2,113
Maryland GO	5.000%	8/1/15	1,455	1,473
Maryland GO	5.250%	8/15/15	4,250	4,313
Maryland GO	5.000%	8/1/16	27,680	29,296
Maryland GO	5.000%	8/1/16	5,000	5,292
Maryland GO	5.000%	8/1/16	4,500	4,763
Maryland GO	4.000%	8/15/16	9,570	10,021
Maryland GO	5.000%	3/1/17	1,450	1,567
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/15	1,045	1,050
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/16	425	437
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/17	500	534
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,124
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	2,000	2,004
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.270%	11/15/16	2,000	2,021
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.950%	11/15/17	11,970	12,069
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.700%	5/15/18	5,100	5,132
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.720%	5/15/18	9,625	9,691
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,215
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,249
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,990
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/17	1,790	1,955
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/18	1,695	1,903
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	4.000%	7/1/15	1,000	1,006
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/16	10,030	10,535
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/17	5,000	5,426
Maryland Transportation Authority GAN	5.250%	3/1/16	3,200	3,333
Montgomery County MD GO	5.000%	11/1/15	2,725	2,791
Montgomery County MD GO	5.000%	11/1/16	5,800	6,196
Montgomery County MD GO	5.000%	11/1/17	4,800	5,305
Prince Georges County MD	5.000%	9/1/17	8,015	8,812
Prince Georges County MD GO	5.000%	9/15/15	1,100	1,120
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,889
University System of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/16	4,405	4,598
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19	1,065	1,071
				195,129
Massachusetts (4.3%)
Boston MA GO	5.000%	2/1/18	7,965	8,869
Boston MA GO	5.000%	8/1/18	4,045	4,568
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.190%	5/1/15	25,480	25,480
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.210%	5/7/15	30,022	30,021
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	4.000%	10/1/15	500	507
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,273
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.660%	9/30/16	12,045	12,097
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.690%	3/30/17	3,500	3,503

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16 (Prere.)	23,980	24,547
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/15 (Prere.)	1,545	1,557
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/19	215	217
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	11,600	11,981
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.660%	1/30/18	8,935	8,935
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.590%	1/29/20	5,500	5,470
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/15	400	403
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,399
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.390%	7/1/17	14,860	14,861
2 Massachusetts GO	0.560%	9/1/15	32,350	32,355
Massachusetts GO	5.000%	10/1/15	2,980	3,041
2 Massachusetts GO	0.230%	2/1/16	42,150	42,152
Massachusetts GO	5.000%	8/1/16	3,375	3,571
Massachusetts GO	5.500%	12/1/16 (4)	2,500	2,698
2 Massachusetts GO	0.450%	1/1/17	12,100	12,109
2 Massachusetts GO	0.230%	2/1/17	75,000	74,855
2 Massachusetts GO	0.470%	2/1/17	15,485	15,499
2 Massachusetts GO	0.540%	1/1/18	9,100	9,100
2 Massachusetts GO PUT	0.410%	8/1/17	20,000	19,965
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,115	9,247
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,992
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/19 (14)	500	507
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.600%	5/1/15 (4)	25,175	25,175
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.660%	5/6/15 (4)	19,515	19,515
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.670%	5/7/15 (4)	7,010	7,010
1 Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
TOB VRDO	0.120%	5/7/15	13,100	13,100
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/15	1,425	1,434
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (ETM)	1,000	1,014
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,665	3,717
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,000	2,028
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,370	7,474
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15 (14)	6,000	6,078
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.110%	5/7/15 LOC	20,000	20,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.120%	5/7/15	3,605	3,605
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.230%	5/7/15 LOC	14,725	14,725
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.230%	5/7/15 (4)LOC	19,495	19,495
				528,149
Michigan (2.8%)
1 Detroit MI City School District GO TOB VRDO	0.480%	5/7/15	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	0.950%	5/7/15	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/16	365	381
East Lansing MI School District GO	5.000%	5/1/17	650	703
East Lansing MI School District GO	5.000%	5/1/18	335	372
East Lansing MI School District GO	5.000%	5/1/19	450	510
L’anse Creuse MI Public Schools GO	2.000%	5/1/16	500	507
Livonia MI Public Schools School District GO	2.000%	5/1/15 (15)	285	285
Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	517
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,058
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	946
Michigan Building Authority Revenue	5.000%	10/15/15	10,000	10,222
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	13,057
Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,232
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,266
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/18	1,500	1,633
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19	3,000	3,312
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,396
Michigan Finance Authority Revenue (Detroit School District)	2.850%	8/20/15	3,550	3,561
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15	6,310	6,322
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15	31,960	32,034
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15	3,160	3,166
Michigan Finance Authority Revenue (Detroit Water & Sewer)	2.000%	7/1/15	22,140	22,191
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	890	927
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	5,310	5,556
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	4,000	4,185
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,105	1,182
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,403
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,377
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	535
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,000	1,089

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,618
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	6,067
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,252
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,197
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,919
Michigan Finance Authority Revenue (Sparrow Obligated Group)	3.000%	11/15/15	885	898
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/16	800	841
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	350	375
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	750	817
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/15	13,050	13,158
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,124
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,564
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	25,026
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,077
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,974
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,284
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,769
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/15	1,395	1,401
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/16	1,500	1,573
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17	2,100	2,281
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	1,872
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,250
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,138
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/16	500	516
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	265
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	541
Michigan Trunk Line Revenue	5.250%	11/1/15 (14)	5,000	5,128
Michigan Trunk Line Revenue	5.000%	11/15/16	5,000	5,348
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	14,918
Royal Oak City MI School District GO	5.000%	5/1/17	1,300	1,410
Royal Oak City MI School District GO	5.000%	5/1/18	1,000	1,113
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	8/1/15 (ETM)	2,500	2,530
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,230
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.260%	5/7/15 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.660%	11/2/15	8,710	8,707
St. Johns MI Public Schools School District GO	5.000%	5/1/19	7,250	8,220
				351,416
Minnesota (0.5%)
Hennepin County MN GO	5.000%	12/1/16	1,180	1,264
Hennepin County MN GO	5.000%	12/1/16	4,035	4,324
Hennepin County MN GO	5.000%	12/15/17	4,355	4,831
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,558
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/16	4,310	4,465
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,159
Minnesota GO	5.000%	10/1/15 (ETM)	95	97
Minnesota GO	5.000%	10/1/15	8,155	8,320
Minnesota GO	5.000%	11/1/15	2,150	2,202
Minnesota GO	5.000%	8/1/16	6,045	6,397
Minnesota GO	5.000%	8/1/16 (ETM)	70	74
Minnesota GO	5.000%	8/1/16	4,480	4,741
Minnesota GO	5.000%	10/1/17	3,545	3,906
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.150%	5/7/15	6,560	6,560
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16	11,535	11,990
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	4.000%	9/1/16	295	308
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/17	465	509
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/18	885	989
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19	555	633
				65,327
Mississippi (0.2%)
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.130%	5/1/15	2,800	2,800
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,733
2 Mississippi GO	0.640%	9/1/17	6,215	6,219
1 Mississippi GO TOB VRDO	0.110%	5/7/15	3,680	3,680
2 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	1.410%	8/15/20	7,850	7,852
				23,284

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (0.5%)
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,210
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	2.000%	2/15/16	405	409
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/18	425	464
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/19	645	717
Kansas City MO Airport Revenue	4.000%	9/1/15	1,500	1,519
Kansas City MO Airport Revenue	5.000%	9/1/16	900	955
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,369
Missouri Board of Public Buildings Special Obligation Revenue	3.000%	10/1/16	2,795	2,898
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,000	4,045
Missouri GO	5.000%	10/1/15	2,500	2,551
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	3.000%	5/1/15	1,905	1,905
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.120%	5/7/15	11,300	11,300
Missouri Highways & Transportation Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,997
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/17	2,420	2,593
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/18	2,400	2,647
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	4.000%	7/1/15	900	906
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/16	1,000	1,052
1 St. Louis MO Airport Revenue (Lambert-St. Louis International Airport) TOB VRDO	0.310%	5/7/15	6,665	6,665
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,330
				58,532
Montana (0.0%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/18	1,875	2,066

Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	30,000	34,478
1 Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System) TOB VRDO	0.130%	5/7/15 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/16	500	523
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/17	500	533
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/16	1,000	1,034
Nebraska Public Power District Revenue	5.000%	1/1/17 (14)	2,310	2,384
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,880	1,983
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,208
				52,203
Nevada (0.8%)
1 Clark County NV GO TOB VRDO	0.120%	5/7/15	12,785	12,785
Clark County NV School District GO	5.000%	6/15/16	14,860	15,635
Clark County NV School District GO	5.000%	6/15/17	11,105	12,105
Clark County NV School District GO	5.000%	6/15/17	7,015	7,647
1 Clark County NV Water Reclamation District GO TOB VRDO	0.120%	5/7/15	14,800	14,800
1 Clark County NV Water Reclamation District GO TOB VRDO	0.120%	5/7/15	6,000	6,000
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	502
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.140%	5/7/15	4,690	4,690
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,518
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,390
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,889
				96,961
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/15	5,000	5,070
1 New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.140%	5/7/15	15,645	15,645
				20,715
New Jersey (4.8%)
Bergen County NJ GO	3.000%	9/1/15	2,165	2,185
Bergen County NJ GO	4.000%	9/1/16	1,875	1,965
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	3,040
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,405
Essex County NJ Improvement Authority Revenue	2.000%	10/1/16	7,910	8,086
Essex County NJ Utilities Authority Revenue	3.000%	11/4/16	5,625	5,824
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,335
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,157
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,240
New Brunswick NJ BAN	1.500%	6/18/15	25,132	25,169
New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,042

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	15,583
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.130%	5/1/15 LOC	5,300	5,300
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/15	2,895	2,912
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	20,925
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,375
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,554
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	12,000	12,193
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	5,000	5,080
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.810%	2/1/16	13,380	13,419
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,253
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	5,415	5,730
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.010%	2/1/17	14,580	14,497
New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	0.840%	2/1/17	29,000	28,720
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/1/15	5,100	5,120
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/15 (4)	1,030	1,046
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,520
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,941
New Jersey GO	5.250%	7/15/16 (2)	1,010	1,069
1 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	37,100	37,100
1 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	8,900	8,900
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/15	7,880	8,013
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,776
New Jersey Health Care Facilities Financing Authority Revenue
(Atlanticare Regional Medical Center)	5.000%	7/1/16	250	263
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,055
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/15	2,200	2,218
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/16	2,000	2,106
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/17	2,000	2,180
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/17	1,305	1,385
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18	750	811
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,186
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,142
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,570
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(Broadway Townhouses Project)	0.600%	12/1/16	8,000	7,990
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
(Sycamore Ridge Apartments)	0.500%	11/1/15	4,000	4,000
New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	15,827
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	18,238
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/17	5,000	5,349
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/18	6,000	6,516
2 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.110%	12/15/19	35,000	35,003
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/16	2,000	2,087
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17	3,000	3,209
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	13,425	14,523
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	9,070	9,850
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.230%	5/7/15 LOC	7,630	7,630
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.230%	5/7/15 (4)LOC	31,830	31,830
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.360%	5/7/15	10,700	10,700
2 New Jersey Turnpike Authority Revenue	0.590%	1/1/17	30,000	30,040
2 New Jersey Turnpike Authority Revenue PUT	0.390%	1/1/16	10,000	9,997
2 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/16	28,500	28,533
2 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/16	2,000	2,002
2 New Jersey Turnpike Authority Revenue PUT	0.730%	1/1/17	30,000	30,110
2 New Jersey Turnpike Authority Revenue PUT	0.790%	1/1/18	5,000	5,032
1 New Jersey Turnpike Authority Revenue TOB VRDO	0.310%	5/7/15 (4)	6,500	6,500
1 Rutgers State University New Jersey Revenue TOB VRDO	0.120%	5/7/15	8,800	8,800
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	2,000	2,089
				588,245
New Mexico (0.8%)
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,530
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15	4,400	4,456
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15	3,800	3,885
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.690%	2/1/18	5,010	5,017
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.740%	8/1/18	5,200	5,213
2 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	0.870%	8/1/19	37,500	37,467

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,915	5,964
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	9,225
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,645	8,059
New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	17,717
				101,533
New York (17.7%)
Binghamton NY City School District BAN	2.000%	11/20/15	40,000	40,348
3 Broome County NY BAN	2.000%	5/6/16	91,100	92,234
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,000
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/16	1,000	1,047
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	3,435	3,732
1 Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project) TOB VRDO	0.120%	5/7/15	2,900	2,900
Long Beach NY City School District RAN	1.500%	8/14/15	18,000	18,044
Long Beach NY RAN	1.500%	9/18/15	2,075	2,076
Long Beach NY RAN	1.500%	9/18/15	1,735	1,739
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (ETM)	9,320	9,321
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (ETM)	140	140
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (14)	860	860
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16	4,315	4,506
Long Island NY Power Authority Electric System Revenue	5.000%	6/1/16 (Prere.)	7,525	7,907
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/17	1,000	1,080
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	3.000%	5/1/15	1,180	1,180
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17	3,730	4,051
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17	1,450	1,575
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,233
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	875	888
Nassau County NY GO	5.000%	4/1/16	9,415	9,807
Nassau County NY Health Care Corp. RAN	2.250%	1/15/16	7,500	7,556
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/15	750	756
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/19	1,305	1,484
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	4.000%	7/1/15	960	965
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/17	1,320	1,421
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	4.000%	7/1/17	1,500	1,583
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	3.000%	7/1/17	900	937
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/18	800	863
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	407
New York City NY GO	0.250%	5/1/15 (4)	16,400	16,400
New York City NY GO	0.660%	5/1/15 (12)	3,925	3,925
New York City NY GO	0.660%	5/1/15 (4)	2,325	2,325
New York City NY GO	0.450%	5/4/15 (4)	28,300	28,300
New York City NY GO	0.670%	5/4/15 (12)	24,775	24,775
New York City NY GO	0.670%	5/5/15 (4)	5,575	5,575
New York City NY GO	0.600%	5/6/15 (4)	33,875	33,875
New York City NY GO	0.650%	5/7/15 (4)	9,000	9,000
New York City NY GO	2.000%	8/1/15	8,285	8,325
New York City NY GO	2.000%	8/1/15	63,430	63,734
New York City NY GO	2.000%	8/1/15	2,690	2,703
New York City NY GO	4.000%	8/1/15	5,985	6,044
New York City NY GO	5.000%	8/1/15	1,500	1,519
New York City NY GO	5.000%	8/1/15	8,000	8,099
New York City NY GO	5.000%	8/1/15	5,200	5,264
New York City NY GO	5.000%	8/1/15	7,075	7,163
New York City NY GO	5.000%	8/1/15	18,500	18,729
New York City NY GO	5.250%	8/1/15	5	5

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.250%	8/1/15	35	35
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	2.000%	3/1/16	14,975	15,199
New York City NY GO	5.000%	4/1/16 (Prere.)	3,000	3,130
New York City NY GO	5.000%	8/1/16	5,000	5,291
New York City NY GO	5.000%	8/1/16	6,000	6,350
New York City NY GO	5.000%	8/1/16	23,810	25,197
New York City NY GO	5.000%	8/1/16	5,000	5,291
New York City NY GO	5.000%	8/1/16	2,325	2,460
New York City NY GO	4.000%	8/1/17	5,705	6,109
New York City NY GO	5.000%	8/1/17 (2)	1,210	1,254
New York City NY GO	5.000%	8/1/17	4,305	4,706
New York City NY GO	5.000%	8/1/17	10,000	10,931
New York City NY GO	5.000%	8/1/17	33,680	36,814
New York City NY GO	5.000%	8/1/17	34,730	37,962
New York City NY GO	5.000%	8/1/17	7,280	7,957
New York City NY GO	5.000%	8/1/17	3,715	4,061
New York City NY GO	5.000%	8/1/17	44,560	48,707
New York City NY GO	5.000%	8/1/18	3,250	3,653
New York City NY GO	5.000%	8/1/18	8,790	9,879
New York City NY GO	5.000%	8/1/19	15,000	17,193
2 New York City NY GO	0.490%	8/1/21	4,700	4,702
2 New York City NY GO	0.580%	8/1/21	6,325	6,325
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.150%	11/1/15	6,870	6,890
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.950%	5/1/16	30,000	30,012
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.400%	11/1/16	9,500	9,490
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,870
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	2,000	1,999
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,195
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.950%	11/1/17	6,210	6,198
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,392
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,019
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,434
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,688
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/16 (ETM)	2,500	2,632
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,497
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,434
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.130%	5/1/15	1,500	1,500
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.110%	5/7/15	5,840	5,840
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.120%	5/7/15	3,420	3,420
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.260%	5/7/15	7,885	7,885
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.120%	5/7/15	5,000	5,000
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.130%	5/7/15	25,650	25,650
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/15 (Prere.)	3,500	3,500
New York City NY Transitional Finance Authority Future Tax Revenue	0.670%	5/1/15 (4)	61,525	61,525
New York City NY Transitional Finance Authority Future Tax Revenue	0.600%	5/7/15 (4)	30,650	30,650
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)	2,100	2,150
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,095	8,293
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/16 (ETM)	1,000	1,036
New York City NY Transitional Finance Authority Future Tax Revenue	3.000%	11/1/16	2,560	2,664
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	2,990	3,195
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	2,505	2,682
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	465	497
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	3,535	3,785
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	160	171
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	9,840	10,535
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	5,000	5,123
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.130%	5/1/15	12,100	12,100
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.120%	5/7/15	2,200	2,200
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,697
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,000	14,042
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.130%	5/7/15	24,735	24,735
2 New York Metropolitan Transportation Authority Revenue	0.620%	11/1/15	1,700	1,700
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	8,000	8,169
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	3,030	3,094
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	3,895	3,977
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	2,355	2,417

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,130	5,266
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,435	5,579
2 New York Metropolitan Transportation Authority Revenue	0.810%	11/1/16	3,500	3,515
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	2,650	2,834
2 New York Metropolitan Transportation Authority Revenue	0.950%	11/1/17	2,950	2,973
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	13,812
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	1,190	1,315
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	3,959
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,586
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.490%	6/1/17	20,455	20,455
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.480%	11/1/18	2,000	2,000
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.560%	11/1/19	2,750	2,745
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.690%	11/1/19	21,000	21,062
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,053
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	1,625	1,668
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,054
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,406
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,326
2 New York Metropolitan Transportation Authority Revenue PUT	0.650%	11/1/15	36,300	36,312
2 New York Metropolitan Transportation Authority Revenue PUT	0.770%	11/1/15	11,700	11,714
2 New York Metropolitan Transportation Authority Revenue PUT	0.380%	5/15/16	15,000	15,001
2 New York Metropolitan Transportation Authority Revenue PUT	0.970%	11/1/16	15,510	15,613
2 New York Metropolitan Transportation Authority Revenue PUT	0.594%	5/15/17 (4)	18,500	18,506
2 New York Metropolitan Transportation Authority Revenue PUT	0.470%	11/1/17	7,310	7,283
2 New York Metropolitan Transportation Authority Revenue PUT	0.470%	11/15/17	44,600	44,622
2 New York Metropolitan Transportation Authority Revenue PUT	0.724%	5/15/18 (4)	4,000	4,004
2 New York Metropolitan Transportation Authority Revenue PUT	0.690%	6/1/20	87,500	87,490
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.120%	5/7/15 (13)	19,780	19,780
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.210%	5/7/15	6,250	6,250
1 New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)
TOB VRDO	0.120%	5/7/15	8,995	8,995
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/15 (ETM)	1,760	1,771
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/16 (ETM)	1,750	1,846
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15	11,410	11,504
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/16 (14)	5,000	5,041
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.120%	5/7/15	8,535	8,535
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15	5,110	5,183
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15 (ETM)	15	15
New York State Dormitory Authority Revenue (Mount Sinai School of
Medicine of New York University)	5.000%	7/1/15	2,195	2,213
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/17	1,000	1,088
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/18	1,000	1,116
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/15	2,450	2,450
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/16	1,725	1,802
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17	2,000	2,160
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,767
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/15 (ETM)	930	958
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/15	70	72
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16	10,235	10,617
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/16	1,000	1,041
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/16	3,380	3,519
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.120%	5/7/15	3,060	3,060
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.120%	5/7/15	8,330	8,330
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/15 (15)	400	406
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15	3,000	3,059
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	4,693
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/16 (4)	4,000	4,200
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	10,205	10,865
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,325
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (15)	375	399
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,662
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	3,445	3,773
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (15)	500	551
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,635
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,423
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,130
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/16	1,100	1,145
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	7,000	7,063

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Environmental Facilities Corp. Revenue
	(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/15	535	538
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,750	2,757
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,500	2,507
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	4,850	4,839
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	2,505	2,499
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	6,705	6,689
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	3,000	2,996
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17	6,890	6,853
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17	10,000	9,946
	New York State Housing Finance Agency Affordable Housing Revenue	0.900%	11/1/17	3,000	2,995
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,190	4,185
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,892
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,247
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,499
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	6,250	6,247
	New York State Housing Finance Agency Housing Revenue	1.150%	11/1/16	7,000	7,042
	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	5,000	4,985
	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	6,000	5,987
	New York State Thruway Authority Revenue	5.000%	1/1/17 (2)	125	126
	New York State Thruway Authority Revenue	5.000%	1/1/17 (ETM)	460	494
	New York State Thruway Authority Revenue	5.000%	1/1/17	1,540	1,652
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,653
	New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	47,613
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	3,875	3,954
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	2,835	2,892
	New York State Urban Development Corp. Revenue	5.000%	1/1/16	10,000	10,322
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/16	15,845	16,357
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/16	23,880	24,860
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	10,905
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	25,804
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	5/7/15	20,000	20,000
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.230%	5/7/15 LOC	24,700	24,700
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	0.730%	10/1/17	17,500	17,503
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	500	545
	Oyster Bay NY GO	3.250%	8/1/15	7,835	7,890
	Oyster Bay NY GO	3.250%	8/1/16	8,070	8,305
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,327
	Port Authority of New York & New Jersey Revenue	5.000%	8/15/18 (4)	2,855	3,143
1	Port Authority of New York & New Jersey Revenue TOB VRDO	0.260%	5/7/15	7,100	7,100
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,314
	Suffolk County NY GO	5.000%	2/1/16 (4)	4,250	4,400
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,672
	Suffolk County NY RAN	2.000%	3/24/16	27,500	27,853
	Suffolk County NY TAN	2.000%	7/30/15	51,000	51,188
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	15,063
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/19	12,500	12,552
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	10,000	10,514
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,500	1,506
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	6,250	6,570
	Triborough Bridge & Tunnel Authority New York BAN	5.000%	5/15/15	37,500	37,575
	Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	6,500	6,680
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	8,570	9,185
2	Triborough Bridge & Tunnel Authority New York Revenue	0.360%	1/1/17 (4)	10,700	10,689
2	Triborough Bridge & Tunnel Authority New York Revenue	0.460%	1/1/18 (4)	5,000	4,984
2	Triborough Bridge & Tunnel Authority New York Revenue	0.550%	1/1/19 (4)	1,800	1,790
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.500%	1/4/16	7,750	7,748
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.640%	1/3/17	5,000	5,011
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.520%	2/1/19	11,350	11,330
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/17	875	900
	Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18	875	920
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	635	681
	Yonkers NY GO	3.000%	7/1/16	1,300	1,337
	Yonkers NY GO	3.000%	8/15/16	675	696
	Yonkers NY GO	4.000%	3/15/17 (4)	600	635
	Yonkers NY GO	3.000%	7/1/17	1,005	1,047
	Yonkers NY GO	3.000%	8/15/17	510	532
					2,178,413
North Carolina (1.1%)
	Charlotte NC GO	5.000%	7/1/15	850	857
	Charlotte NC GO	5.000%	7/1/17	2,000	2,187

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charlotte NC GO	5.000%	7/1/18	5,000	5,629
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,187
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,489
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/16	530	547
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) TOB VRDO	0.130%	5/7/15	3,350	3,350
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.160%	5/7/15 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.160%	5/7/15 (4)	6,427	6,427
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/17	2,585	2,770
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18	1,480	1,612
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.110%	5/7/15	2,650	2,650
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.300%	6/1/15	24,750	24,739
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	1,200	1,238
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	5,000	5,355
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	10,555	11,305
North Carolina GO	5.000%	4/1/16	2,200	2,296
North Carolina GO	5.000%	3/1/18	4,770	5,298
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	4.000%	10/1/17	3,725	3,997
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/18	3,780	4,223
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.850%	12/1/17	8,245	8,226
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15	1,500	1,506
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/17	620	658
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/18	500	539
North Carolina Municipal Power Agency Revenue	5.000%	1/1/16	5,000	5,159
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/15	1,680	1,714
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/16	1,250	1,332
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	1,921
2 University of North Carolina University System Revenue PUT	0.570%	12/1/15	7,750	7,750
Wake County NC GO	5.000%	2/1/16	1,310	1,357
Wake County NC GO	4.000%	2/1/17	6,440	6,826
Wake County NC GO	5.000%	9/1/17	9,000	9,895
				139,959
Ohio (2.2%)
1 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.260%	5/7/15	7,460	7,460
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,076
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,639
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	10,000	11,271
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/15	2,500	2,508
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	158
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,633
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	162
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,644
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.120%	5/7/15 LOC	21,855	21,855
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.100%	5/7/15	2,600	2,600
Columbus OH GO	5.000%	7/1/15	3,000	3,025
Columbus OH GO	5.000%	7/1/15	2,310	2,329
Columbus OH GO	5.000%	7/1/15	6,735	6,791
Columbus OH GO	5.000%	12/15/15	3,210	3,229
Columbus OH GO	5.000%	2/15/16	1,715	1,780
Columbus OH GO	5.000%	7/1/16	6,760	7,131
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,155
Euclid OH BAN	1.125%	6/11/15	1,755	1,756
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	4.000%	6/15/16	1,000	1,031
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18	1,000	1,085
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.170%	5/7/15 LOC	3,720	3,720
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	8,306
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/16	400	410
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/17	375	395
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	562
Hamilton County OH Sales Tax Revenue	5.000%	12/1/17 (2)	1,150	1,234
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB PUT	0.310%	7/9/15	20,000	20,000
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	5/7/15	6,970	6,970

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	5,500	5,632
Ohio Common Schools GO	5.000%	9/15/15	5,000	5,091
Ohio Common Schools GO	5.000%	3/15/18	10,860	12,124
Ohio GO	5.000%	9/15/15	10,000	10,182
Ohio GO	5.500%	9/15/15	3,000	3,060
Ohio GO	3.000%	5/1/16	10,480	10,764
Ohio GO	5.000%	9/15/16	10,000	10,629
1 Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.120%	5/7/15	10,300	10,300
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,028
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	657
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.120%	5/7/15	12,800	12,800
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.440%	4/30/18	2,750	2,750
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.210%	5/7/15	10,700	10,700
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	10,540	10,748
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	4.000%	6/1/15	1,315	1,319
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,125
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,482
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,414
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.250%	7/1/16	2,000	2,046
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/15	2,380	2,438
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/16	2,495	2,646
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17	2,215	2,419
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18	1,510	1,680
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,017
3 University of Akron Ohio General Receipts Revenue	4.000%	1/1/19	1,000	1,093
University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/15	1,515	1,520
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17	2,180	2,374
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18	1,555	1,719
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,140
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,291
				267,103
Oklahoma (0.2%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/16	1,000	1,054
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	828
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,481
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,568
Comanche County OK Hospital Authority Revenue	5.000%	7/1/18	2,990	3,261
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.120%	5/7/15 (13)	2,800	2,800
Oklahoma City OK GO	2.000%	3/1/16	4,855	4,926
1 Tulsa County OK Industrial Authority Health Care Revenue
(St. Francis Health System Inc.) TOB VRDO	0.130%	5/7/15	7,041	7,041
				23,959
Oregon (0.8%)
Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,896
Multnomah County OR School District GO	5.000%	6/15/18	10,000	11,221
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15	2,350	2,350
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	0.340%	9/30/16	7,575	7,575
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	0.990%	10/1/17	8,750	8,781
Oregon GO	5.000%	5/1/16	2,000	2,095
Oregon GO	5.000%	5/1/16	3,500	3,666
Oregon GO	5.000%	11/1/16	3,000	3,206
Oregon GO	5.000%	5/1/18	1,125	1,261
Oregon GO	5.000%	5/1/18	1,500	1,681
Oregon GO	5.000%	11/1/18	3,750	4,258
Oregon Health & Science University Revenue	5.000%	7/1/16	500	526
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,117
Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,122
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,523
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,597
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,668
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	14,680
				103,223

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (6.0%)
Allegheny County PA GO VRDO	0.120%	5/7/15 LOC	3,455	3,455
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	8,350	8,367
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	10/15/15	750	763
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/16	1,025	1,092
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.891%	2/1/21	8,480	8,492
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.230%	5/1/15 LOC	31,300	31,300
Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/16	2,120	2,218
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,169
1 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical
Center Project) TOB VRDO	0.110%	5/7/15 LOC	5,100	5,100
2 Bethlehem PA Area School District Authority Revenue PUT	0.555%	1/1/18	4,000	4,073
Bethlehem PA Water Authority Revenue	3.000%	11/15/15 (15)	750	760
Bethlehem PA Water Authority Revenue	4.000%	11/15/16 (15)	1,525	1,600
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	712
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	559
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/17 (15)	885	940
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/18 (15)	1,025	1,109
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	1,007
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,077
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project) BAN	1.050%	5/1/16	2,500	2,504
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/16	650	675
Delaware County PA GO	5.000%	10/1/17	1,370	1,398
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/16	3,615	3,723
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,070	1,146
2 Downingtown PA Area School District GO PUT	0.480%	5/1/16	5,850	5,851
2 Hempfield PA School District GO PUT	0.670%	8/1/19	5,800	5,813
Hempfield PA School District GO VRDO	0.640%	8/1/19	1,905	1,909
1 Lancaster County PA Hospital Authority Health System Revenue
(Lancaster General Hospital Project) TOB VRDO	0.120%	5/7/15	6,765	6,765
2 Manheim Township PA School District GO PUT	0.402%	5/1/17	1,400	1,402
2 Manheim Township PA School District GO PUT	0.520%	5/1/18	6,850	6,866
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	1,000	1,134
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/18	1,000	1,070
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	538
Montgomery County PA Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.000%	2/1/16 (7)	1,180	1,220
Montgomery County PA Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.000%	2/1/17 (7)	995	1,068
Moon Industrial Development Authority Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.120%	5/7/15 LOC	4,000	4,000
1 Mount Lebanon PA School District GO TOB VRDO	0.260%	5/7/15	15,500	15,500
2 North Penn PA Water Authority Revenue	0.390%	11/1/17	1,100	1,102
2 North Penn PA Water Authority Revenue	0.470%	11/1/18	700	702
2 North Penn PA Water Authority Revenue PUT	0.620%	11/1/19	2,500	2,512
2 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	1.510%	8/15/20	8,125	8,203
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.120%	5/7/15	10,700	10,700
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.120%	5/7/15	9,070	9,070
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	15,750	15,852
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	22,570	22,686
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	11,250	11,323
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	8,080	8,122
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	4.000%	7/1/16	2,000	2,086
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/16	14,730	15,538

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22	8,000	8,730
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,250	16,078
Pennsylvania GO	5.250%	7/1/15	15,000	15,130
Pennsylvania GO	5.000%	9/1/15 (4)	45,450	45,638
Pennsylvania GO	5.000%	6/15/16	17,375	18,288
Pennsylvania GO	5.000%	7/1/16	9,075	9,569
Pennsylvania GO	5.000%	7/1/16	40,470	42,674
Pennsylvania GO	5.000%	9/1/16	10,000	10,041
Pennsylvania GO	5.000%	3/1/17	16,540	17,855
Pennsylvania GO	5.000%	4/1/17	11,150	12,073
Pennsylvania GO	5.000%	4/1/18	35,410	39,367
Pennsylvania GO	5.000%	7/1/18	2,675	2,995
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/16 (2)	2,000	2,027
3 Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/17	7,000	7,673
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/18 (2)	1,650	1,672
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) VRDO	0.100%	5/7/15	1,300	1,300
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	4,250	4,259
1 Pennsylvania State University Revenue TOB VRDO	0.130%	5/7/15 LOC	4,645	4,645
1 Pennsylvania State University Revenue TOB VRDO	0.190%	5/7/15	12,495	12,495
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.160%	5/7/15 (4)	3,400	3,400
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	1,600	1,607
2 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/16	23,000	23,056
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,367
2 Pennsylvania Turnpike Commission Revenue	0.560%	12/1/17	15,000	15,059
2 Pennsylvania Turnpike Commission Revenue	0.710%	12/1/17	10,405	10,434
2 Pennsylvania Turnpike Commission Revenue	0.710%	12/1/18	8,750	8,804
2 Pennsylvania Turnpike Commission Revenue PUT	0.910%	12/1/18	6,500	6,501
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.230%	5/7/15 (12)	3,245	3,245
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,118
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	2,905
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,775	3,113
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,526
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/15	3,000	3,076
3 Philadelphia PA School District GO	5.000%	9/1/16	4,750	5,023
3 Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,561
3 Philadelphia PA School District GO	5.000%	9/1/18	6,400	7,142
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,263
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.220%	5/7/15 (4)	50,465	50,465
Pittsburgh PA Water & Sewer Authority Revenue	4.000%	9/1/16 (4)	2,600	2,724
Pittsburgh PA Water & Sewer Authority Revenue PUT	1.400%	9/1/15 (4)	6,270	6,289
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.180%	5/7/15 (4)	13,825	13,825
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/18 (15)	500	560
2 University Area Joint Authority Pennsylvania Sewer Revenue	0.310%	11/1/15	1,550	1,550
2 University Area Joint Authority Pennsylvania Sewer Revenue PUT	0.510%	11/1/17	2,900	2,902
1 University of Pittsburgh PA Revenue TOB VRDO	0.120%	5/7/15	6,660	6,660
Washington County PA Hospital Authority Revenue (Washington Hospital Project)	5.500%	7/1/16 (ETM)	2,375	2,517
West Chester University Pennsylvania Student Housing Revenue BAN	0.650%	2/1/17	3,350	3,341
3 West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,791
2 York County PA GO PUT	0.422%	6/1/17	7,295	7,299
				742,903
Puerto Rico (0.0%)
Puerto Rico Government Development Bank Revenue	4.750%	12/1/15 (14)	1,100	1,102

Rhode Island (0.2%)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	4.000%	9/1/15	1,000	1,011
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/16	4,825	5,076
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/17	2,640	2,853
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18	1,325	1,459
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/15	2,000	2,002

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,033
3 Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,890
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,114
3 Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,804
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,657
				24,899
South Carolina (0.7%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,354
2 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.793%	1/1/18	8,770	8,793
Florence County SC GO	3.000%	6/1/16	16,075	16,543
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,142
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,126
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,866
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	1,861
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/16	1,300	1,390
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/17	2,305	2,539
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/18	1,000	1,126
South Carolina GO	5.000%	4/1/16	1,450	1,513
South Carolina GO	5.000%	4/1/16	7,260	7,576
South Carolina GO	5.000%	4/1/16	30	31
South Carolina GO	5.000%	4/1/16	6,475	6,757
South Carolina GO	5.000%	4/1/16	2,275	2,374
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	3.000%	8/1/15	1,935	1,945
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,000	1,049
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	324
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	550
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.000%	11/1/15	250	254
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,370
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/15	8,870	9,050
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,387
				81,920
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/16	500	518
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	500	525
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18	500	530
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19	395	439
1 South Dakota Health & Educational Facilities Authority Revenue (Sanford Health) TOB VRDO	0.290%	5/7/15 LOC	26,000	26,000
				28,012
Tennessee (0.8%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	3.000%	4/1/17	2,130	2,216
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	4.000%	4/1/18	2,000	2,158
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,292
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	25,707
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,012
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/15	1,855	1,884
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/15 (4)	6,100	6,100
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	1,115	1,174
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	2,295	2,326
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/16	1,290	1,326
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	2,715	2,851
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	5,000	5,315
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	3,165	3,447
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	4,900	5,350
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	9,733
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	15,000	16,948
				95,839

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (11.1%)
Alvin TX Independent School District GO PUT	2.000%	8/15/15	3,120	3,131
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	3.000%	5/15/16	12,065	12,405
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	3.000%	5/15/16	4,675	4,807
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,803
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,135
1 Brownsville TX Utility System Revenue TOB VRDO	0.260%	5/7/15 (4)	6,060	6,060
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16	1,250	1,288
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	500	536
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	500	554
Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16	2,750	2,760
College Station TX Independent School District GO	4.000%	8/15/16	3,280	3,432
Cypress-Fairbanks TX Independent School District GO PUT	2.000%	8/15/15	3,000	3,014
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,523
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,887
Denton TX Independent School District GO PUT	2.125%	8/1/15	8,620	8,659
Denton TX Independent School District GO PUT	2.000%	8/1/16	7,000	7,133
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,180
El Paso TX Water & Sewer Revenue	3.000%	3/1/16	1,500	1,534
El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,132
El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,627
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,626
Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	2,016
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,349
Grand Parkway TX Transportation Corp. System BAN	3.000%	12/15/16	195,465	202,799
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.410%	6/1/15	1,700	1,700
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.510%	6/1/16	2,000	2,003
2 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.160%	11/15/15	8,530	8,539
Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	21,304
Harris County TX GO	5.000%	10/1/18	2,675	3,033
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.670%	5/7/15 (4)	6,825	6,825
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.670%	5/7/15 (4)	3,950	3,950
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.130%	5/1/15	2,590	2,590
2 Harris County TX Toll Road Revenue	0.740%	8/15/17	5,260	5,295
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,016
1 Houston TX Airport System Revenue TOB VRDO	0.120%	5/7/15	12,000	12,000
1 Houston TX Airport System Revenue TOB VRDO	0.260%	5/7/15 (4)(3)	49,500	49,500
Houston TX GO	4.000%	3/1/16	2,900	2,991
Houston TX GO	4.000%	3/1/17	9,000	9,552
Houston TX GO	4.000%	3/1/17	2,075	2,202
Houston TX GO	5.000%	3/1/18	11,835	13,179
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.640%	11/16/17	11,000	11,054
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	2,435	2,576
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	8,310	8,790
Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,213
Houston TX Independent School District GO PUT	0.950%	6/1/17	16,000	15,988
Houston TX Independent School District Public Facilities Corp. Lease Revenue	4.000%	9/15/16	3,100	3,248
Houston TX Independent School District Public Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,812
Houston TX Utility System Revenue	3.000%	11/15/16	1,865	1,937
Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,139
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,209
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,733
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,984
2 Houston TX Utility System Revenue PUT	0.660%	6/1/15	48,210	48,212
2 Houston TX Utility System Revenue PUT	0.710%	8/1/16	34,500	34,571
1 Judson TX Independent School District GO TOB VRDO	0.130%	5/7/15 (12)	3,200	3,200
Katy TX Independent School District GO PUT	1.600%	8/15/17	865	865
2 Katy TX Independent School District GO PUT	0.669%	8/15/19	14,465	14,486
1 Lone Star College System Texas GO TOB VRDO	0.120%	5/7/15	12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,144
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	10
Lubbock TX GO	5.000%	2/15/16 (14)	1,000	1,002
Lubbock TX GO	5.000%	2/15/18	1,500	1,664
Lubbock TX GO	5.000%	2/15/18	2,500	2,774
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,032
Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,590
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.330%	7/1/15	15,000	15,000

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	841
North East TX Independent School District GO PUT	2.000%	8/1/15	5,425	5,445
North East TX Independent School District GO PUT	2.000%	8/1/18	5,000	5,104
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,843
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,273
North Texas Tollway Authority System Revenue	3.000%	1/1/17	1,000	1,037
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,097
North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	645
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	787
2 North Texas Tollway Authority System Revenue PUT	0.780%	1/1/20	29,690	29,515
Northside TX Independent School District GO PUT	2.125%	8/1/20	6,750	6,757
3 Pasadena TX Independent School District GO	5.000%	2/15/18	1,500	1,666
Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	4,052
1 Port Arthur TX Independent School District GO TOB VRDO	0.120%	5/7/15 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/15	3,210	3,244
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/16	2,000	2,122
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	16,360	18,664
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/15	11,300	11,401
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,578
2 San Antonio TX Electric & Gas Systems Revenue PUT	0.390%	2/1/17	45,000	45,015
2 San Antonio TX Electric & Gas Systems Revenue PUT	0.490%	2/1/18	27,250	27,254
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,150	10,359
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.120%	5/7/15	4,965	4,965
San Antonio TX Independent School District GO	5.000%	8/15/16	1,800	1,908
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,500	7,661
2 San Antonio TX Water Revenue PUT	0.790%	11/1/16	15,100	15,157
2 San Antonio TX Water Revenue PUT	0.510%	11/1/17	16,875	16,874
Spring Branch TX Independent School District GO PUT	3.000%	6/15/15	16,800	16,852
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/17	1,100	1,208
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	4.000%	10/1/18	1,350	1,473
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15	1,580	1,624
Texas GO	5.000%	10/1/15	10,905	11,128
Texas GO	4.000%	10/1/16	2,965	3,117
3 Texas GO	5.000%	10/1/18	3,400	3,849
Texas GO	5.000%	10/1/18	4,650	5,264
Texas GO PUT	2.000%	2/1/18	3,575	3,595
1 Texas GO TOB VRDO	0.120%	5/7/15	14,575	14,575
1 Texas GO TOB VRDO	0.130%	5/7/15	12,190	12,190
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	5,135	5,456
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17	4,000	4,344
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	11,877
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	14,400	15,454
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	5,005
3 Texas Public Finance Authority Revenue	5.000%	2/1/17	1,800	1,936
3 Texas Public Finance Authority Revenue	5.000%	2/1/17	2,800	3,011
3 Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,442
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/16 (15)	1,000	1,059
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/17 (15)	2,615	2,830
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18 (15)	1,000	1,095
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	34,500	34,785
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16	13,550	13,988
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16 (Prere.)	4,205	4,339
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/16	30,325	31,991
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/17	21,000	22,223
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/18	13,455	13,784
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/19	8,750	8,804
Texas TRAN	1.500%	8/31/15	55,000	55,257
Texas Transportation Commission GO	5.000%	10/1/17	5,660	6,236
Texas Transportation Commission GO	5.000%	10/1/18	17,930	20,299
2 Texas Transportation Commission Mobility Fund GO PUT	0.490%	10/1/18	50,000	49,961
Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	7,270
2 Texas Transportation Commission Revenue PUT	0.460%	4/1/17	45,800	45,836
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,000	21,881
Texas Water Development Board Revenue	5.000%	7/15/15	5,750	5,808
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,225
University of North Texas Revenue	5.000%	4/15/16	1,000	1,044

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of North Texas Revenue	5.000%	4/15/17	725	785
University of Texas Permanent University Fund Revenue	5.000%	7/1/16	7,500	7,560
				1,372,711
Utah (0.5%)
Salt Lake County UT Sales Tax Revenue	4.000%	2/1/16	3,630	3,733
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,130
Utah GO	5.000%	7/1/16	1,500	1,583
Utah GO	5.000%	7/1/16	23,735	25,048
Utah GO	5.000%	7/1/17	2,715	2,971
Utah GO	5.000%	7/1/18	2,925	3,294
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	22,000	22,197
				59,956
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	1,780	1,810
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,377
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,495	1,575
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,761
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,621
				12,144
Virginia (1.2%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/17	3,730	4,016
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/18	2,150	2,359
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19	2,000	2,312
Fairfax County VA Public Improvement GO	5.000%	10/1/15 (Prere.)	2,945	3,004
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,630	5,746
2 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.010%	2/1/17	6,500	6,628
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	4.000%	11/1/16	1,390	1,456
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	0.700%	12/1/16	6,250	6,248
Norfolk VA GO	4.000%	10/1/16	4,960	5,213
Norfolk VA Water Revenue	5.000%	11/1/18	725	822
Richmond VA GO	3.000%	3/1/16	2,250	2,302
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/16	1,765	1,857
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17	3,500	3,799
Upper Occoquan VA Sewage Authority Regional Sewerage System Revenue	5.000%	7/1/15 (Prere.)	4,895	4,935
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,190	8,486
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,660	8,972
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	11,275	12,527
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	4.000%	7/1/15	1,315	1,321
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/16	1,100	1,143
Virginia College Building Authority Educational Facilities Revenue (Public Higher
Education Financing Program)	4.000%	9/1/15 (ETM)	10	10
Virginia College Building Authority Educational Facilities Revenue (Public Higher
Education Financing Program)	4.000%	9/1/15	1,590	1,611
Virginia College Building Authority Educational Facilities Revenue (Public Higher
Education Financing Program)	5.000%	9/1/16	13,450	14,281
Virginia GO	5.000%	6/1/17	1,000	1,090
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	5,000	5,062
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	2,845	3,010
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	4,880	5,163
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,025
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	11,581
Virginia Public School Authority Revenue	5.000%	4/15/16	2,940	3,073
Virginia Public School Authority Revenue	4.000%	8/1/16	3,565	3,727
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,084
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	16,000	16,155
				154,018
Washington (2.1%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.120%	5/7/15	8,280	8,280
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/15 (Prere.)	5,505	5,550
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/15 (Prere.)	6,480	6,533
2 Everett WA GO PUT	0.510%	12/1/19	4,000	4,003
2 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	0.430%	12/1/17	9,000	8,987
King County WA (Bellevue School District) GO	5.000%	12/1/16	3,125	3,346
King County WA GO	5.000%	6/1/15	2,500	2,511

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
King County WA GO	5.000%	1/1/18	2,000	2,220
King County WA GO	5.000%	7/1/18	7,515	8,468
1 King County WA Sewer Revenue TOB VRDO	0.120%	5/7/15	6,950	6,950
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,646
Seattle WA Water System Revenue	5.000%	9/1/15 (14)	2,035	2,043
Seattle WA Water System Revenue	5.000%	9/1/17 (14)	2,290	2,299
1 TES Properties Washington Lease Revenue TOB VRDO	0.120%	5/7/15	10,125	10,125
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/17	4,130	4,480
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18	3,215	3,572
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/24	4,240	4,247
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	14,675	15,479
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	10,000	10,548
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,217
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,542
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	15,671
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,614
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	22,550
Washington GO	5.000%	7/1/15 (2)	1,000	1,008
Washington GO	5.000%	1/1/16	5,000	5,161
Washington GO	4.000%	7/1/16	14,160	14,771
Washington GO	5.000%	7/1/16	10,000	10,548
Washington GO	5.000%	8/1/18	11,745	13,235
1 Washington GO TOB VRDO	0.120%	5/7/15	6,325	6,325
1 Washington GO TOB VRDO	0.120%	5/7/15	5,030	5,030
1 Washington GO TOB VRDO	0.120%	5/7/15	6,145	6,145
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	5/7/15	5,645	5,645
1 Washington Health Care Facilities Authority Revenue (Children’s Hospital & Regional
Medical Center) TOB VRDO	0.130%	5/7/15	21,280	21,280
Washington Health Care Facilities Authority Revenue (PeaceHealth)	4.000%	11/15/15	1,000	1,020
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	4.000%	10/1/15	805	818
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,474
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	700	744
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,510
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/16	465	482
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	321
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	274
				257,672
West Virginia (0.1%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,994
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	4,998
West Virginia University Revenue	5.000%	10/1/16	725	771
2 West Virginia University Revenue PUT	0.640%	10/1/19	3,500	3,502
				15,265
Wisconsin (0.8%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,293
Public Finance Authority of Wisconsin Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	560	581
Wisconsin GO	4.000%	5/1/15	5,000	5,000
Wisconsin GO	5.000%	5/1/15 (ETM)	6,585	6,586
Wisconsin GO	5.000%	5/1/15	3,415	3,415
Wisconsin GO	4.000%	11/1/15	2,860	2,916
Wisconsin GO	4.000%	5/1/16	4,470	4,638
Wisconsin GO	4.000%	11/1/16	6,205	6,538
Wisconsin GO	5.000%	5/1/17	1,000	1,087
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,017
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health
Alliance Credit Group) PUT	4.000%	3/1/18	7,200	7,779
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health
Alliance Credit Group) PUT	4.000%	5/30/19	13,000	14,270
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health
Credit Group) TOB VRDO	0.120%	5/7/15	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	705
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,057
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,332
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	3,100	3,273
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17	3,500	3,520
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/16	1,745	1,846

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/16	1,660	1,773
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/17	1,000	1,103
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/18	750	845
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services, Inc.)	4.000%	8/15/15	1,100	1,112
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,815
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,469
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	703
Wisconsin Transportation Revenue	5.000%	7/1/16	9,930	10,475
				101,898
Total Tax-Exempt Municipal Bonds (Cost $12,090,256)				12,136,416

			Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
4 Vanguard Municipal Cash Management Fund (Cost $280,914)	0.037%		280,914,259	280,914
Total Investments (100.8%) (Cost $12,371,170)				12,417,330
Other Assets and Liabilities (–0.8%)
Other Assets				182,079
Liabilities				(281,462)
				(99,383)
Net Assets (100%)				12,317,947

At April 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				12,288,182
Undistributed Net Investment Income				2
Accumulated Net Realized Losses				(16,397)
Unrealized Appreciation (Depreciation)				46,160
Net Assets				12,317,947

Investor Shares—Net Assets
Applicable to 93,453,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,478,712
Net Asset Value Per Share—Investor Shares				$15.82

Admiral Shares—Net Assets
Applicable to 685,031,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				10,839,235
Net Asset Value Per Share—Admiral Shares				$15.82

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $1,806,778,000, representing 14.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (0.2%)
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,293
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,186
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,793
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,053
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,749
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,652
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,456
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,638
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,617
University of Alabama at Birmingham Hospital Revenue	5.000%	9/1/15	1,005	1,021
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,609
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,795
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,925
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,263
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,152
				39,202
Alaska (0.1%)
North Slope Borough AK	5.000%	6/30/18	13,035	14,656
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,061
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	10,304
				27,021
Arizona (1.4%)
Arizona Board Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,462
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/20	6,000	7,037
Arizona Board Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,994
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/21	5,000	5,959
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/21	10,000	11,919
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/22	3,190	3,842
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,836
Arizona COP	5.000%	9/1/15 (4)	4,000	4,065
Arizona COP	5.000%	10/1/17	1,000	1,094
Arizona COP	5.000%	10/1/18	900	1,006
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,101
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,500	2,813
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	3,800	4,360
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.960%	2/5/20	20,000	20,553
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.960%	2/5/20	5,000	5,138
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	688
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,161
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,172
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	946
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,145
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	15,000	15,242
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,683
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	9,000	10,762
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,041
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,066
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,344
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	7,874
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,948
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	530	615
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,470	1,710
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,764
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,965
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,503
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,738
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,347
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,224
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,417
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,683
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,774
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/18	3,220	3,521
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,164
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15	6,000	6,049
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16	3,055	3,220
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	3,310	3,615

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	2,000	2,372
2 Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,775	2,131
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	17,055	20,069
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	12,360	14,779
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,624
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,332
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,576
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,150
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/20	4,850	5,773
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,082
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,142
3 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.120%	5/7/15	9,745	9,745
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	183
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,787
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,951
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,145
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,606
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,276
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,587
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,458
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,146
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	867
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,000	1,162
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,164
				297,667
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21	920	1,044
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	760	868
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21	5,000	6,036
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,386
Jefferson County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,133
				33,467
California (12.4%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,113
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,193
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,151
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	562
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/16 (2)	10,000	9,884
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,000	1,159
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	5,600	4,995
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	2,040
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,823
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.984%	8/1/17	28,500	28,842
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,049
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,118
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,628
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.810%	10/1/19	9,825	9,994
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,839
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.010%	5/1/23	4,000	4,030
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.010%	5/1/23	28,500	28,718
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.120%	5/7/15	9,270	9,270
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.130%	5/7/15	4,910	4,910
Bay Area Toll Authority California Toll Bridge Revenue PUT	1.875%	4/1/19	15,200	15,435
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,348
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,298
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,579
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19	1,000	1,124
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20	1,200	1,369
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	40,000	40,006
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	21,250	21,253
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	12,055	12,631
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	23,907
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	11,492
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	23,000	27,479
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	54,000	65,350

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,500	2,776
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,365	1,555
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	4,000	4,671
1 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.410%	12/1/17	32,250	32,249
California Economic Recovery GO	5.000%	7/1/16	1,500	1,584
California Economic Recovery GO	5.000%	7/1/17	15,090	16,526
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	36,271
California Economic Recovery GO	5.000%	7/1/18	9,305	10,529
California GO	5.000%	6/1/15 (14)	5,100	5,122
California GO	5.000%	3/1/16	3,210	3,338
California GO	5.000%	3/1/16 (14)	1,120	1,165
California GO	5.000%	3/1/16	4,460	4,638
California GO	5.000%	4/1/16	6,670	6,962
California GO	5.000%	5/1/16	2,150	2,150
California GO	5.000%	8/1/16	2,825	2,991
California GO	5.000%	10/1/16	1,225	1,306
California GO	5.000%	11/1/16 (2)	5,375	5,747
California GO	5.000%	12/1/16	2,500	2,682
California GO	6.000%	2/1/17 (2)	3,500	3,836
California GO	5.000%	3/1/17 (14)	1,300	1,350
California GO	5.000%	3/1/17	3,755	4,060
1 California GO	0.860%	5/1/17	3,700	3,725
California GO	5.000%	9/1/17	4,250	4,674
California GO	5.000%	9/1/17	2,805	3,085
California GO	5.000%	10/1/17	20,000	22,059
California GO	5.000%	10/1/17	4,005	4,417
California GO	5.000%	9/1/18	32,260	36,520
California GO	5.000%	9/1/18	8,050	9,113
California GO	5.000%	10/1/18	34,000	38,572
California GO	5.000%	2/1/19	11,000	12,535
California GO	5.000%	9/1/19	19,000	21,960
California GO	5.000%	9/1/19	17,825	20,602
California GO	5.000%	2/1/20	44,500	51,933
California GO	5.000%	11/1/20	21,520	25,567
California GO	5.000%	12/1/20	25,475	30,323
California GO	5.000%	2/1/21	10,000	11,885
California GO	5.000%	10/1/21	28,000	33,710
California GO	5.000%	10/1/21	41,940	50,492
California GO	5.000%	11/1/21	49,440	59,612
1 California GO PUT	0.660%	12/1/16	7,500	7,508
1 California GO PUT	0.823%	12/1/17	14,250	14,398
1 California GO PUT	0.560%	5/1/18	29,500	29,500
1 California GO PUT	0.953%	12/3/18	6,500	6,605
3 California GO TOB VRDO	0.230%	5/7/15 LOC	18,740	18,740
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,827
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,295
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,387
1 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	1.910%	7/1/17	8,825	8,950
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,095
2 California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,677
2 California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,188
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford) PUT	1.450%	3/15/17	5,000	5,072
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	904
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,674
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	21,314
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	27,219
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,777
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,278
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,389
1 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	1.876%	8/1/18	29,000	29,858
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/1/16	22,200	22,201
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/1/16	5,800	5,805
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/3/17	8,500	8,501
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/3/17	32,200	32,203
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/1/18	30,000	29,882
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,527
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,225
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,568

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	0.610%	4/2/18	14,000	14,005
1 California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.210%	11/1/16	5,000	5,009
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	0.130%	5/1/15 LOC	10,100	10,100
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,444
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	9/1/17	4,500	4,836
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	6,404
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,802
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,934
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18	5,790	6,530
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	2,085
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,346
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	19,022
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,980
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	6,409
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	6,050
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	5,750
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,538
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,360
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,453
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15 (ETM)	10,000	10,042
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	3,027
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,456
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15	5,295	5,425
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,385	2,582
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,301
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/17	1,000	1,103
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/18	11,710	12,967
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,115
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	3,956
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,359
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,831
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/19	7,755	8,792
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	3,174
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,308
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,536
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,347
California State University Systemwide Revenue	5.000%	11/1/17	5,505	6,092
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,551
3 California State University Systemwide Revenue TOB VRDO	0.120%	5/7/15	9,240	9,240
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	1.375%	4/2/18	45,200	45,135
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/19	500	572
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	378
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	322
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	250	296
3 California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)
TOB VRDO	0.310%	5/7/15 LOC	24,995	24,995
3 California Statewide Communities Development Authority Revenue (Kaiser Permanente)
TOB VRDO	0.260%	5/7/15	6,195	6,195
3 California Statewide Communities Development Authority Revenue (St. Joseph Health System)
TOB VRDO	0.280%	5/7/15 (4)	39,400	39,400
California Statewide Communities Development Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,188
California Statewide Communities Development Authority Senior Living Health Facility Revenue
(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21	2,600	2,663
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15	750	756
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16	805	848
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,028
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	585	637
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18	2,380	2,652
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,695	3,057
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18	2,000	2,276
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,452
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20	1,500	1,792
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21	2,000	2,423
1 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.490%	12/15/15	23,750	23,756
1 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.310%	6/1/15 (Prere.)	21,935	21,936
1 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.310%	12/1/15	14,540	14,541
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/17	2,450	2,675
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19	2,000	2,306
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,586

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	19,990	21,423
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	51,040	56,606
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,698
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,298
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,232
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,052
3 Golden State Tobacco Securitization Corp. California TOB VRDO	0.390%	5/7/15 (12)LOC	14,155	14,155
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/15	1,160	1,171
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/16	2,000	2,064
Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18	1,450	1,554
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue VRDO	0.120%	5/1/15 LOC	2,000	2,000
La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/17	1,130	1,207
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18	1,745	1,950
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,313
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,209
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,464
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	722
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	353
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	828
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,720
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	37,010
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19	1,000	1,151
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,497
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	8,500	8,675
Los Angeles CA GO	5.000%	9/1/17	32,500	35,793
Los Angeles CA GO	5.000%	9/1/19	5,000	5,806
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	10,325
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,235
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	14,630
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	20,166
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	20,676
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	20,902
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	15,251
Los Angeles CA Unified School District GO	5.000%	7/1/19	11,100	12,820
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	8,125
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,829
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	20,295
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	26,586
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	24,691
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	17,415
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	23,568
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,281
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	23,241
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,654
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,488
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	846
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,155
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	588
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,117
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,283
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	6,382
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,879
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,665	1,680
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	936
Los Angeles County CA Regional Financing Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/21	2,125	2,148
1 Metropolitan Water District of Southern California Revenue PUT	0.460%	3/27/18	25,710	25,710
1 Metropolitan Water District of Southern California Revenue PUT	0.460%	3/27/18	15,290	15,290
1 Metropolitan Water District of Southern California Revenue PUT	0.490%	3/27/18	3,000	3,000
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	846
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,469
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	578
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	884
Northern California Gas Authority No. 1 Revenue	0.814%	7/1/19	12,815	12,594
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15	3,000	3,020
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,033
Nuveen California AMT-Free Municipal Income Fund VRDP VRDO	0.220%	5/7/15 LOC	8,800	8,800
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,224

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,830
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,737
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,718
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,661
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,623
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,161
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,297
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,655
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/15 (14)	1,750	1,749
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	7,250
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	563
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	981
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,067
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/18	50	54
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15	700	706
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16	1,000	1,054
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	8,272
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	5,000	5,274
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,308
San Bernardino CA City Unified School District GO	5.000%	8/1/18	850	953
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	600	692
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	3,000	3,035
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16	5,445	5,739
3 San Diego CA Community College District GO TOB VRDO	0.120%	5/7/15	4,880	4,880
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	11,840	12,437
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	14,000	14,706
3 San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	0.120%	5/7/15	9,900	9,900
3 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.120%	5/7/15	6,450	6,450
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,001
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	9,120	9,562
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	18,030
3 San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.120%	5/7/15	2,000	2,000
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	3.000%	8/1/16	3,000	3,097
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	4.000%	8/1/17	2,400	2,574
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18	3,000	3,373
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/19	2,000	2,300
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/20	1,500	1,757
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,373
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,258
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,200
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/17	1,000	1,094
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/18	1,000	1,127
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/19	1,000	1,155
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/20	1,000	1,178
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/21	500	598
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,219
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	590
South Orange County CA Public Financing Authority Special Tax Revenue	3.000%	8/15/15	500	504
South Orange County CA Public Financing Authority Special Tax Revenue	3.000%	8/15/16	500	516
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,135
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	600	691
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,255
Southern California Public Power Authority Revenue (Magnolia Power Project) VRDO	0.110%	5/7/15 LOC	16,000	16,000
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,089
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,834
University of California Revenue	5.000%	5/15/17	2,250	2,454
University of California Revenue	5.000%	5/15/18	2,000	2,251
University of California Revenue	5.000%	5/15/19	4,435	5,122
University of California Revenue	5.000%	5/15/21	2,725	3,271
University of California Revenue	5.000%	5/15/21	8,250	9,860

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 University of California Revenue TOB VRDO	0.120%	5/7/15	9,300	9,300
Ventura County CA Public Financing Authority COP	5.000%	8/15/16	2,750	2,908
				2,582,593
Colorado (0.7%)
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,466
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	3,000	3,091
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	2,500	2,851
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,264
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,352
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	5/7/15	9,995	9,995
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	5/7/15	12,495	12,495
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,499
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19	625	673
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,319
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	3,165	3,263
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	6,415	6,615
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	3,981
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	8,487
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,318
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,322
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,271
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,486
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,675
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,518
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,889
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	5,000	4,913
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/17 (14)	500	541
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,775
1 E-470 Public Highway Authority Colorado Revenue PUT	1.290%	8/31/17	7,500	7,506
1 E-470 Public Highway Authority Colorado Revenue PUT	1.860%	9/1/17 (14)	7,000	7,041
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,225
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	24,014
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,244
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,873
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,149
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,373
				152,484
Connecticut (2.7%)
Connecticut GO	0.310%	5/1/15	7,000	7,000
Connecticut GO	0.340%	5/1/15	12,735	12,735
Connecticut GO	0.370%	5/1/15	15,825	15,825
Connecticut GO	0.370%	5/1/15	13,315	13,315
Connecticut GO	5.250%	11/1/15	1,000	1,026
Connecticut GO	5.000%	11/15/15 (Prere.)	7,070	7,253
Connecticut GO	5.000%	1/1/16	30,000	30,961
Connecticut GO	5.000%	3/1/16	4,705	4,892
Connecticut GO	5.000%	5/1/16	10,000	10,474
1 Connecticut GO	0.760%	5/15/16	8,300	8,338
1 Connecticut GO	0.700%	8/15/16	4,500	4,521
1 Connecticut GO	0.540%	9/15/16	3,000	3,004
Connecticut GO	5.000%	4/1/17	1,165	1,262
1 Connecticut GO	0.880%	5/15/17	23,000	23,163
Connecticut GO	5.000%	7/15/17	5,000	5,469
1 Connecticut GO	0.630%	9/15/17	1,750	1,759
Connecticut GO	5.000%	12/1/17	15,000	16,125
1 Connecticut GO	0.460%	1/1/18	4,905	4,905
1 Connecticut GO	0.530%	3/1/18	2,500	2,497
1 Connecticut GO	0.990%	4/15/18	6,750	6,833
Connecticut GO	5.000%	6/1/18	14,955	16,687
Connecticut GO	5.000%	7/15/18	10,000	11,194
1 Connecticut GO	0.990%	8/15/18	3,000	3,037
Connecticut GO	5.000%	11/1/18	1,000	1,129
1 Connecticut GO	0.600%	3/1/19	2,300	2,300
1 Connecticut GO	0.660%	3/1/19	2,000	2,007
1 Connecticut GO	1.210%	4/15/19	6,000	6,155
1 Connecticut GO	1.210%	5/15/19	5,000	5,102
Connecticut GO	5.000%	6/1/19	44,265	50,651
1 Connecticut GO	1.030%	9/15/19	4,000	4,074
1 Connecticut GO	0.760%	3/1/20	7,500	7,559
Connecticut GO	5.000%	6/15/20	17,975	20,948
Connecticut GO	5.000%	12/15/20	5,865	6,901

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	3/15/21	7,035	8,284
Connecticut GO	5.000%	11/15/21	7,075	8,413
Connecticut GO	5.000%	11/15/21	10,000	11,892
Connecticut GO	5.000%	3/15/22	9,620	11,461
1 Connecticut GO PUT	0.760%	9/15/17	7,150	7,206
1 Connecticut GO PUT	1.460%	3/1/18	17,500	17,503
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,272
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,903
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,862
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	1,991
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,350
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	3,123
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,934
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	19,952
1 Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	0.670%	7/1/19	15,000	15,090
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,935	3,174
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	8,645	9,365
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	6,600	7,120
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	5,300	5,491
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,192
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/17	5,000	5,361
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,670
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,697
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	4,085	4,809
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	11,340	13,528
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20	200	234
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22	400	479
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,334
University of Connecticut GO	5.000%	2/15/22	10,250	12,227
University of Connecticut GO	5.000%	2/15/22	2,940	3,507
				563,525
Delaware (0.4%)
Delaware GO	5.000%	7/1/17	5,250	5,743
Delaware GO	5.000%	10/1/18	3,540	4,011
Delaware GO	5.000%	7/1/21	15,510	18,662
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/18	6,155	6,802
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19	3,760	4,254
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	225	260
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	2,575	2,974
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	250	293
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	2,295	2,685
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	325	387
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	3,000	3,559
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	4,485	4,733
New Castle County DE GO	5.000%	10/1/21	7,575	9,149
New Castle County DE GO	5.000%	10/1/22	7,995	9,799
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,774
				82,085
District of Columbia (0.5%)
1 District of Columbia Income Tax Revenue	0.410%	12/1/17	11,275	11,274
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,261
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,977
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,747
3 District of Columbia Income Tax Revenue TOB VRDO	0.120%	5/7/15	7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.290%	5/7/15 LOC	39,200	39,200
1 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.690%	6/1/16	6,000	6,010
3 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.130%	5/7/15 LOC	12,790	12,790
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15	3,375	3,403
				94,087
Florida (4.3%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,127
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,476
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20	500	574
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,162
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,167
Broward County FL Airport System Revenue	5.000%	10/1/16	700	745
Broward County FL Airport System Revenue	5.000%	10/1/19	500	575
Broward County FL Airport System Revenue	5.000%	10/1/19	750	863
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,244
Broward County FL Airport System Revenue	5.000%	10/1/21	480	570
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,924

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,316
3 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.120%	5/7/15	5,665	5,665
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,508
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	45,000	45,187
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,021
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	22,000	23,076
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	15,150	15,891
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/17 (ETM)	1,100	1,187
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	19,000	20,728
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,677
1 Citizens Property Insurance Corp. Florida Revenue (Personal Lines
Account/Commercial Lines Account)	1.360%	6/1/15	4,100	4,104
Citizens Property Insurance Corp. Florida Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	38,486
Citizens Property Insurance Corp. Florida Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	40,917
Citizens Property Insurance Corp. Florida Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,775
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,038
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,529
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15	3,750	3,753
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	9,634
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	8,903
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	7,909
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,729
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	14,923
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	12,616
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	4,058
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	16,340	19,170
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	17,140	20,434
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	14,480	17,501
3 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.120%	5/7/15	7,995	7,995
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	6,415	6,468
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	9,628
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	10,345
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15 (ETM)	24,050	24,247
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15	2,135	2,177
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16	3,290	3,493
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	3,214
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,668
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,497
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/19	825	927
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/20	765	871
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/21	1,195	1,374
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/22	1,000	1,157
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,138
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,448
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,657
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	4,675	4,979
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	1,500	1,598
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,102
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,600	1,883
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/16	15,000	15,968
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18	1,200	1,360
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,261
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16 (4)	3,750	3,989
1 Lakeland FL Energy System Revenue	0.860%	10/1/17	10,000	10,037
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,950
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,367
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/16	200	210
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	200	214
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	417
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,194
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,858
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	459
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,238
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	2,174
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,751
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,525	2,948

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	1,000	1,184
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	2,250	2,647
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22	625	743
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,125
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,386
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,502
	Miami-Dade County FL Industrial Development Authority (Biscayne Properties LLC)	4.500%	6/1/21	840	915
	Miami-Dade County FL Industrial Development Authority (Biscayne Properties LLC)	5.000%	6/1/22	985	1,101
	Miami-Dade County FL School Board COP	5.000%	5/1/15 (ETM)	4,000	4,001
	Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,439
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,200	7,510
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.460%	5/7/15 LOC	12,175	12,175
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.490%	5/7/15 LOC	15,760	15,760
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.490%	5/7/15 LOC	15,760	15,760
[1,3]	Miami-Dade County FL School Board COP TOB PUT	0.470%	6/11/15 LOC	27,245	27,245
3	Miami-Dade County FL School Board COP TOB VRDO	0.130%	5/7/15 LOC	8,000	8,000
3	Miami-Dade County FL School Board COP TOB VRDO	0.210%	5/7/15 (12)	26,500	26,500
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17	1,110	1,213
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,437
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (4)	2,000	2,299
3	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.150%	5/7/15 (4)	3,800	3,800
3	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.260%	5/7/15 (4)	13,995	13,995
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,060
	Orange County FL Health Facilities Authority Hospital Revenue
	(Orlando Regional Healthcare System)	6.250%	10/1/18 (14)	5,770	6,552
	Orange County FL School Board COP	5.000%	8/1/15	2,000	2,024
	Orange County FL School Board COP	5.000%	8/1/16	700	740
	Orange County FL School Board COP	5.000%	8/1/17	1,500	1,642
	Orange County FL School Board COP	5.000%	8/1/18	1,400	1,575
	Orange County FL School Board COP	5.000%	8/1/19	1,765	2,032
	Orange County FL Tourist Development Revenue	5.000%	10/1/16	16,260	17,297
	Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,950
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	2,000	2,184
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	4,690	5,122
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	3,125
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	10,099
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,770	4,329
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,725	12,316
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,500	3,571
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,365	3,433
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16	5,250	5,590
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,303
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	6,366
	Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,017
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	808
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	1,000	1,086
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	850	971
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	1,165	1,342
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	635	675
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	3,046
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,687
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	849
3	Palm Beach County FL School Board COP TOB VRDO	0.120%	5/7/15	11,420	11,420
3	Palm Beach County FL School Board COP TOB VRDO	0.150%	5/7/15	6,100	6,100
	Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,162
	Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18	750	840
	Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21	1,500	1,790
	Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	4,151
	Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,457
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/15	10,000	10,160
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/19	2,390	2,732
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/19	2,360	2,698
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/20	2,830	3,296
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/20	1,185	1,380
	Sunshine State Governmental Financing Commission Florida Revenue
	(Miami Dade County Program)	5.000%	9/1/21	2,090	2,460

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	1,500	1,766
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,908
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16	3,000	3,210
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,740
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,971
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,203
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/15	4,305	4,374
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/16	4,515	4,807
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/17	4,505	4,960
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,346
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	2,149
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23	755	890
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,476
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,731
				900,128
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,520	2,792
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,408
Atlanta GA Airport Revenue	5.000%	1/1/18	500	553
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,900
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,395
Atlanta GA Airport Revenue	5.000%	1/1/21	750	878
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,026
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,387
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	3,018
1 Atlanta GA Water & Wastewater Revenue PUT	1.621%	11/1/18	47,300	48,554
3 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.210%	5/7/15	9,995	9,995
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,348
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,174
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,141
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,218
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,306
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.300%	5/3/18	13,500	13,500
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,568
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,195
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,646
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,195
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,656
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	474
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,203
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	974
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,349
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,105
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,387
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	284
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	405
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,087
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,142
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,724
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,190
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,129
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,154
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,500
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,462
Floyd County GA Development Authority Revenue (Georgia Power Co.
Plant Hammond Project) PUT	0.850%	11/19/15	2,500	2,505
3 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.120%	5/7/15	11,415	11,415
1 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	1.060%	2/18/20	17,575	17,598

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/16	5,000	5,275
Georgia GO	5.000%	7/1/16	9,500	10,022
Georgia GO	5.000%	7/1/16	20,000	21,099
Georgia GO	5.000%	10/1/16	1,910	2,034
Georgia GO	5.000%	7/1/17	2,840	3,106
Georgia GO	5.000%	7/1/17	13,695	14,976
Georgia GO	5.000%	7/1/18	2,340	2,634
Georgia GO	4.000%	11/1/18	11,000	12,112
Georgia GO	5.000%	12/1/18	7,800	8,874
Georgia GO	5.000%	9/1/20	10,100	11,984
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	4,190	4,524
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,400	1,503
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	3,986
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,135
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	869
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	29,432
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,391
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	20,653
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,125	8,530
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/21	2,500	2,917
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/22	2,500	2,936
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,711
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,170
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,841
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	4,907
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	16,070	16,613
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	7,140	7,581
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	5,350	5,670
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	7,125	7,718
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	1,885	2,054
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,160	1,279
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	2,330	2,619
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.390%	7/1/17	18,000	17,945
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.410%	7/1/17	17,500	17,477
Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Co.
Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,048
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,535	5,713
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,655	14,608
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,656
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,413
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	4,015	4,605
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	8,765
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/18	2,000	2,255
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,729
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,000	1,172
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,500	1,780
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,199
				570,460
Guam (0.0%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	688
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,611
Guam Power Authority Revenue	5.000%	10/1/18	475	528
Guam Power Authority Revenue	5.000%	10/1/20	520	596
				3,423
Hawaii (1.0%)
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,274
Hawaii GO	5.000%	6/1/16	13,920	14,634
Hawaii GO	5.000%	12/1/18	17,250	19,606
Hawaii GO	5.000%	6/1/19	6,960	8,000
Hawaii GO	5.000%	6/1/19	2,370	2,724
Hawaii GO	5.000%	8/1/19	3,735	4,310
Hawaii GO	5.000%	8/1/19	3,500	4,039
Hawaii GO	5.000%	11/1/19	11,960	13,879
Hawaii GO	5.000%	11/1/19	40,725	47,261
Hawaii GO	5.000%	12/1/19	5,000	5,813
Hawaii GO	5.000%	8/1/20	10,985	12,947
Hawaii GO	5.000%	8/1/20	13,905	16,389
Hawaii GO	5.000%	8/1/21	12,610	15,074
Hawaii GO	5.000%	8/1/21	7,000	8,368

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hawaii GO	5.000%	8/1/22	6,000	7,271
	Hawaii GO	5.000%	8/1/22	2,500	3,030
	Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,283
	Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,166
	Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,521
	Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,058
	Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,533
	Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,957
	Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,795
	Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,698
	Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,331
					217,961
Idaho (0.1%)
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20	5,000	5,883
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21	2,000	2,386
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22	2,000	2,411
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23	4,400	5,323
					16,003
Illinois (4.4%)
	Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,573
	Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,967
	Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,402
	Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,204
	Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,094
	Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,081
	Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,373
1	Chicago IL Board of Education GO PUT	0.704%	6/2/16	23,950	23,368
1	Chicago IL Board of Education GO PUT	4.110%	3/1/17	10,000	10,058
[1,3]	Chicago IL Board of Education GO TOB PUT	0.510%	5/21/15 LOC	85,000	85,000
	Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,257
	Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,756
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,656
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	4,470	5,301
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	5,105	6,054
	Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,390
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	8,034
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	750	803
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,878
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,950	2,131
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,378
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,170	1,303
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,129
3	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.200%	5/7/15 LOC	23,865	23,865
3	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	5/7/15 (4)	21,135	21,135
3	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.260%	5/7/15	24,520	24,520
	Chicago IL Water Revenue	5.000%	11/1/18	675	749
	Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,101
	Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,126
	Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,811
	Cook County IL GO	5.000%	11/15/18	2,000	2,222
	Cook County IL GO	5.000%	11/15/19	1,500	1,691
	Cook County IL GO	5.000%	11/15/20	1,500	1,714
	Illinois Development Finance Authority Revenue (McCormick Theological Seminary) VRDO	0.170%	5/7/15 LOC	17,935	17,935
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	4,966
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,513
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19	1,000	1,143
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,361
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,192
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	26,795	30,396
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	6,726
3	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.120%	5/7/15	14,840	14,840
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	3,275	3,549
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,636
3	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.230%	5/7/15 (12)	15,000	15,000
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	257
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,231
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	558
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,282
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,095
	Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16	4,270	4,498
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,462

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,768
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,826
3 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.130%	5/1/15	2,100	2,100
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	1,925	2,227
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16	1,500	1,568
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,705
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	575
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,169
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,180
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,188
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,136
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,233
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,521
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	2,012
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	8,229
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,450	2,451
Illinois GO	5.000%	8/1/15	11,240	11,364
Illinois GO	5.500%	8/1/15 (14)	1,020	1,032
Illinois GO	5.500%	8/1/17 (14)	1,425	1,548
Illinois GO	5.000%	4/1/18	2,500	2,717
Illinois GO	5.000%	5/1/18	8,000	8,707
Illinois GO	5.000%	8/1/18	22,000	24,042
Illinois GO	5.250%	1/1/19	8,060	8,916
Illinois GO	5.000%	2/1/19	875	961
Illinois GO	5.000%	8/1/19	26,625	29,433
Illinois GO	5.000%	2/1/20	3,000	3,313
Illinois GO	5.000%	3/1/20	10,115	11,184
Illinois GO	5.000%	4/1/20	2,000	2,214
Illinois GO	5.000%	5/1/20	24,500	27,153
Illinois GO	5.000%	7/1/20	12,500	13,884
Illinois GO	5.000%	8/1/20 (4)	6,500	7,343
Illinois GO	5.000%	1/1/21 (4)	8,425	9,344
Illinois GO	5.000%	2/1/21	4,000	4,449
Illinois GO	5.000%	4/1/21	8,500	9,473
Illinois GO	5.000%	5/1/21	17,000	18,964
Illinois Sales Tax Revenue	5.000%	6/15/15	10,810	10,876
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,520
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,165
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,400
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,197
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,932
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,134
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	23,280
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,784
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	23,564
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,861
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,866
3 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.120%	5/7/15	7,915	7,915
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	6,270	6,308
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,091
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	17,875	19,163
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/18	7,000	7,373
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19	3,500	3,521
Lake County IL Community High School District No. 117 GO	0.000%	12/1/17 (14)	5,155	4,933
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,839
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,519
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,227
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	2,500	2,705
3 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.190%	5/7/15	9,000	9,000
3 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/15 LOC	5,500	5,500
3 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/15 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,020
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,475
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,352
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,076
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,631
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,234
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21	615	703
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23	645	743
				913,315

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana (1.1%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	4,810	5,086
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19	50	57
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,656
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,575
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,201
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,653
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	991
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,583
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,669
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,172
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,860
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	5,001
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,217
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,083
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18	825	912
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,127
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,494
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	868
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	8,213
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,123
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19	335	386
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	375	439
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	840	983
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	380	450
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,990
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,197
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,534
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	14,887
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16 (Prere.)	65	69
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,630	2,777
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	7,000	7,099
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	4.000%	8/1/17	8,000	8,550
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,656
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,096
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,123
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,514
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,726
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,184
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,637
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	973
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	582
Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16	1,500	1,573
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16	1,300	1,371
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,092
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/17	1,890	1,992
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,157
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,488
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	997
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,529
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/17	3,455	3,599
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17	3,520	3,699
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,795
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	3,899
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	3,992
3 Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.120%	5/7/15	14,210	14,210
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,426
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,099
				218,311
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,312
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,713
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16	2,320	2,437
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,628
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	31,500	34,025
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	11,271

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	12,165
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,405
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	5,754
				79,710
Kansas (0.4%)
1 Kansas Department of Transportation Highway Revenue	0.360%	9/1/17	4,000	4,003
1 Kansas Department of Transportation Highway Revenue	0.440%	9/1/18	3,500	3,495
1 Kansas Department of Transportation Highway Revenue	0.520%	9/1/19	3,000	2,992
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17	1,000	1,076
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18	1,035	1,146
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,302
Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	20,851
Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,765	4,451
Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,565	20,946
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,615	5,788
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,670	6,074
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,701
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,029
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15 (ETM)	4,000	4,104
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,250
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,555
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	574
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20	1,565	1,824
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	891
				88,052
Kentucky (1.0%)
1 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	1.860%	2/1/17	11,435	11,480
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,811
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.025%	2/1/20	25,000	25,011
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	0.300%	6/1/15	1,750	1,750
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20 (14)	3,000	3,449
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21 (14)	6,025	6,989
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22 (14)	1,500	1,749
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	40,000	40,847
Kentucky Property & Building Commission Revenue	5.250%	10/1/16 (4)	6,100	6,514
Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	5,702
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	15,840	18,681
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	4,510	5,370
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	15,060	17,932
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	27,800	30,205
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,811
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.150%	6/1/17	5,000	4,985
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17	9,500	9,574
Warren County KY Hospital Revenue (Bowling Green-Warren County Community
Hospital Corp. Project)	5.000%	8/1/16 (ETM)	990	1,047
Warren County KY Hospital Revenue (Bowling Green-Warren County Community
Hospital Corp. Project)	5.000%	4/1/18	1,100	1,209
				198,116
Louisiana (0.9%)
DeSoto Parish LA Pollution Control Revenue (Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,450
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/15	21,300	21,300
1 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.625%	8/1/18	24,515	24,587
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,129
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,358
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.595%	5/1/17	44,500	44,779
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.595%	5/1/18	12,500	12,536
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.675%	5/1/18	5,000	5,037
Louisiana GO	5.000%	8/1/16	5,000	5,294
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,065
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,488
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,150
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,553
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,309

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38	1,475	1,545
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,033
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,187
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,330
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,277
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,171
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,424
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,277
New Orleans LA GO	5.000%	12/1/18	4,065	4,526
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	554
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	566
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,864
New Orleans LA Water Revenue	5.000%	12/1/20	400	462
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,763
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	9,981
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,828
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	8,085	9,337
				190,160
Maine (0.0%)
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,482

Maryland (2.8%)
Anne Arundel County MD GO	5.000%	4/1/19	2,640	3,024
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,973
Baltimore County MD GO	5.000%	2/1/18	2,900	3,227
Baltimore County MD GO	5.000%	2/1/18	9,000	10,013
Baltimore County MD GO	5.000%	2/1/20	2,100	2,457
Baltimore County MD GO	5.000%	10/15/21	10,400	12,465
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17	500	552
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,585
Howard County MD GO	5.000%	2/15/17	3,450	3,722
Howard County MD GO	5.000%	2/15/18	3,895	4,339
Howard County MD GO	5.000%	2/15/19	3,830	4,375
Howard County MD GO	5.000%	8/15/19	5,000	5,788
Howard County MD GO	5.000%	2/15/20	4,475	5,241
Maryland Department of Transportation Revenue	4.000%	5/15/15	6,250	6,260
Maryland Department of Transportation Revenue	5.000%	5/1/18	3,250	3,640
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	16,061
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	18,444
Maryland GO	5.000%	3/1/16	10,000	10,398
Maryland GO	5.000%	11/1/16	15,350	16,399
Maryland GO	5.000%	8/1/17	5,000	5,483
Maryland GO	5.000%	8/1/17	5,070	5,559
Maryland GO	5.000%	8/1/17	26,445	28,997
Maryland GO	5.000%	8/1/17	8,495	9,315
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	3,069
Maryland GO	5.000%	3/1/18	1,150	1,283
Maryland GO	5.250%	3/1/18	2,400	2,694
Maryland GO	5.000%	8/1/18	24,160	27,258
Maryland GO	5.000%	8/1/18	28,795	32,488
Maryland GO	5.000%	11/1/18	2,525	2,867
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	33,603
Maryland GO	5.000%	11/1/19	4,265	4,962
Maryland GO	4.500%	8/1/20	4,215	4,885
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,470
Maryland GO	4.000%	8/1/21	20,000	22,835
Maryland GO	5.000%	8/1/21	30,000	36,130
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	906
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	933
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,156
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.270%	11/15/16	2,000	2,021
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.950%	11/15/17	5,930	5,979
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.950%	11/15/17	19,645	19,807
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.700%	5/15/18	5,100	5,132
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.720%	5/15/18	9,500	9,565
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,235

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,643
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,574
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,610
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/20	2,170	2,544
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/21	1,785	2,116
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/22	4,600	5,497
Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,637
Maryland Health & Higher Educational Facilities Authority Revenue (University of
Maryland Medical System)	5.000%	7/1/15	5,900	5,948
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland
Health System)	5.000%	7/1/19	2,500	2,844
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland
Health System)	5.000%	7/1/20	3,150	3,622
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland
Health System)	5.000%	7/1/21	7,045	8,195
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland
Health System)	5.000%	7/1/22	5,000	5,825
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15	9,995	10,077
Montgomery County MD GO	5.000%	11/1/16	4,730	5,053
Montgomery County MD GO	5.000%	8/1/17	12,100	13,268
Montgomery County MD GO	5.000%	11/1/17	4,800	5,305
Montgomery County MD GO	5.000%	7/1/18	3,400	3,828
Montgomery County MD GO	5.000%	7/1/18	32,050	36,082
Montgomery County MD GO	5.000%	8/1/18	2,000	2,256
Montgomery County MD GO	5.000%	11/1/19	2,840	3,304
Montgomery County MD GO	5.000%	11/1/21	22,680	27,432
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16	2,630	2,736
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,361
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	3,072
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	5,000	5,898
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/21	4,695	5,638
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19	1,060	1,066
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.375%	7/1/21	4,500	4,561
				587,587
Massachusetts (4.5%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,409
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,245
3 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.210%	5/7/15	19,897	19,897
Massachusetts College Building Authority Revenue	5.000%	5/1/20	3,000	3,514
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	6,539
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	8,097
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,377
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,368
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/15 (ETM)	600	605
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/15	600	604
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16 (ETM)	800	843
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16	800	833
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,118
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,105
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	489
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	440	478
1 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.660%	9/30/16	11,000	11,048
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16 (Prere.)	42,730	43,741
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/15 (Prere.)	2,060	2,077
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/15 (Prere.)	1,005	1,013
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/15 (Prere.)	1,630	1,643
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	937
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	290	292
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	145	146
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22	225	227
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,197
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.660%	1/30/18	8,935	8,935
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.590%	1/29/20	5,500	5,470
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/17	1,000	1,071
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/18	1,025	1,115
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19	1,080	1,187
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20	1,105	1,223
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21	1,095	1,218
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22	1,165	1,295
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,573

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,404
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,194
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,577
1 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.390%	7/1/17	14,860	14,861
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,136
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,895
Massachusetts GO	5.000%	8/1/15 (4)	10,000	10,123
1 Massachusetts GO	0.560%	9/1/15	11,500	11,502
1 Massachusetts GO	0.230%	2/1/16	37,185	37,187
1 Massachusetts GO	0.590%	2/1/16	15,645	15,660
Massachusetts GO	5.000%	10/1/16	6,800	7,241
1 Massachusetts GO	0.450%	1/1/17	11,750	11,759
1 Massachusetts GO	0.230%	2/1/17	69,460	69,326
1 Massachusetts GO	0.470%	2/1/17	7,500	7,507
Massachusetts GO	5.000%	10/1/17	27,000	29,732
Massachusetts GO	5.500%	11/1/17	2,100	2,345
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,646
1 Massachusetts GO	0.540%	1/1/18	10,000	10,000
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,742
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,285
Massachusetts GO	5.000%	10/1/18	30,000	33,937
Massachusetts GO	5.500%	10/1/18 (4)	10,200	11,709
Massachusetts GO	5.500%	10/1/18	4,955	5,688
Massachusetts GO	5.000%	12/1/18	30,000	34,064
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,861
Massachusetts GO	5.000%	4/1/20	45,000	52,693
Massachusetts GO	5.000%	8/1/20	33,155	39,088
Massachusetts GO	5.000%	8/1/21	40,500	48,531
Massachusetts GO	5.000%	11/1/23	10,000	12,246
Massachusetts GO	5.000%	6/1/24	10,000	11,671
Massachusetts GO	5.000%	10/1/24	7,860	9,497
Massachusetts GO	5.000%	7/1/25	14,955	17,949
1 Massachusetts GO PUT	0.410%	8/1/17	20,000	19,965
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,710	5,793
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,993
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/19 (14)	500	507
Massachusetts Health & Educational Facilities Authority Revenue (Milford Regional Medical Center)	5.000%	7/15/22	500	525
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,491
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16	2,000	2,107
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/20	960	1,067
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/21	1,415	1,578
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	5,750	6,240
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/15	2,500	2,520
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	9,560	10,430
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,356
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	7,196
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,930	1,957
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,304
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,725	16,960
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,586
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,347
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,196
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22	2,850	3,402
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,683
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	15,752
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,645
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,385
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	1,810	1,915
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	1,000	1,136
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	2,065	2,346
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	4,500	5,204
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	16,000	18,948
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	4,580	5,513
Massachusetts Water Resources Authority Revenue	5.000%	8/1/20	5,510	6,375
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	3,900	4,662
3 Massachusetts Water Resources Authority Revenue TOB VRDO	0.230%	5/7/15 (4)LOC	27,270	27,270
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	8,067
University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,475
				938,881

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (2.4%)
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,970
East Lansing MI School District GO	5.000%	5/1/20	600	692
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,478
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/16	1,050	1,121
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/17	1,500	1,651
L’anse Creuse MI Public Schools GO	5.000%	5/1/18	720	800
L’anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,168
L’anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,926
L’anse Creuse MI Public Schools GO	5.000%	5/1/21	250	293
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,138
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,895
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,340
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	2,931
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,375
Michigan Finance Authority Revenue	5.000%	10/1/19	850	964
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,354
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,462
Michigan Finance Authority Revenue	5.000%	10/1/22	525	609
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/17	1,000	1,069
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,396
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21	3,500	4,129
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22	2,500	2,958
Michigan Finance Authority Revenue (Detroit School District)	2.850%	8/20/15	2,550	2,558
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	885	922
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	5,115	5,352
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	4,000	4,185
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,100	1,177
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,403
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,377
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	535
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,000	1,089
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,618
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	6,067
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,252
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,214
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,197
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,919
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,450
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	8,000	9,007
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,683
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	1,890	2,110
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,349
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	16,260	18,661
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,476
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,403
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/17	1,000	1,085
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/18	805	896
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19	1,000	1,135
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20	600	694
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21	600	704
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22	800	941
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20	600	664
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21	750	878
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,178
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	536
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	545
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	1,000	1,103
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	662
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20	2,000	2,224
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21	1,600	1,883
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22	1,500	1,775
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,240
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	566
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,738
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	9,235	10,759
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	5,000	5,915
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	5,500	6,565
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	6,000	7,171
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,315
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	56,836

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	44,940
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	11,350	11,969
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	5,865	5,931
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,513
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,336
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,006
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,769
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15	2,000	2,047
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16	6,140	6,470
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	6,375	7,085
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,790
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15	1,000	1,028
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	5,649
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,362
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	400	453
Michigan State University Revenue	5.000%	8/15/15	1,000	1,014
Michigan State University Revenue	5.000%	2/15/17	6,135	6,614
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	7,809
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,276
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	265
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	541
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,137
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	927
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	705
Royal Oak City MI School District GO	5.000%	5/1/20	1,250	1,452
Royal Oak City MI School District GO	5.000%	5/1/21	600	706
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.250%	8/1/16 (ETM)	5,000	5,305
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/17	1,400	1,532
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,721
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,200	1,402
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,485
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,076
1 Saline MI Area Schools GO PUT	0.660%	11/2/15	8,710	8,707
University of Michigan Revenue	4.000%	4/1/16	10,650	11,019
University of Michigan Revenue	4.000%	4/1/17	11,385	12,124
1 University of Michigan Revenue PUT	0.540%	4/2/18	22,000	22,000
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,709
2 Western MI University Revenue	5.000%	11/15/21	1,000	1,179
				501,784
Minnesota (0.8%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,245
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15	1,700	1,744
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	2,031
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	350	412
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	1,000	1,193
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/19	6,830	7,765
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21	7,225	8,538
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,599
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,316
Minnesota GO	5.000%	10/1/15	13,970	14,253
Minnesota GO	5.000%	12/1/15	8,145	8,375
Minnesota GO	5.000%	10/1/16 (ETM)	50	53
Minnesota GO	5.000%	10/1/16	4,950	5,272
Minnesota GO	5.000%	12/1/16	8,150	8,733
Minnesota GO	5.000%	10/1/17 (ETM)	35	39
Minnesota GO	5.000%	10/1/17	2,240	2,469
Minnesota GO	5.000%	8/1/18	8,375	9,443
Minnesota GO	5.000%	8/1/18	3,825	4,313
Minnesota GO	5.000%	8/1/18	3,000	3,383
Minnesota GO	5.000%	11/1/19	2,000	2,325
Minnesota GO	5.000%	8/1/21	6,000	7,218
Minnesota GO	5.000%	8/1/22	12,900	15,752
Minnesota GO	5.000%	8/1/23	6,665	7,866
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,326

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,480
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	9,476
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,553
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,401
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,863
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15	1,170	1,170
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16	1,250	1,307
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17	1,000	1,085
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/22	2,800	3,314
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,521
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,071
				161,904
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,573
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,189
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.110%	5/1/15	1,250	1,250
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.120%	5/1/15	4,050	4,050
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.130%	5/1/15	3,780	3,780
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.130%	5/7/15	2,400	2,400
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.110%	5/1/15	2,480	2,480
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.125%	9/1/17	1,250	1,247
Mississippi GO	5.000%	11/1/15 (14)	7,475	7,657
1 Mississippi GO	0.640%	9/1/17	5,345	5,348
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,519
1 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	1.410%	8/15/20	7,875	7,877
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,739
				61,109
Missouri (0.8%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,267
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,152
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,615
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	2,225	2,529
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,642
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	805	935
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20	2,000	2,371
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22	1,000	1,146
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23	1,420	1,634
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,682
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,110
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	19,977
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,436
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,200	4,247
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/19	750	836
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/20	870	977
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,605
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22	3,375	4,007
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/16	1,500	1,551
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/17	1,500	1,602
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/18	2,890	3,155
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19	3,040	3,382
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20	3,085	3,486
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	7,295	8,588
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	43,310	50,987

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/19	2,200	2,486
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21	6,275	7,327
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22	4,365	5,173
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/18	1,500	1,674
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/18	1,250	1,412
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19	2,750	3,140
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19	2,500	2,884
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20	1,125	1,308
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20	1,000	1,172
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21	1,250	1,470
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21	1,860	2,205
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22	1,575	1,871
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22	1,500	1,793
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,427
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18	1,295	1,447
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,146
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,406
				175,260
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,870	6,053
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	5,684
				11,737
Nebraska (0.8%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,116
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19	11,175	12,704
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	50,000	57,464
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/18	500	554
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/19	750	814
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/20	600	654
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,704
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,562
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	4,010	4,128
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	3,860	4,010
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44	4,715	4,883
Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44	5,815	6,301
Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45	12,000	12,802
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,032
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,072
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,658
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,132
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,132
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,235
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	7,073
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,425
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,761
Omaha NE Public Power District Electric Revenue	5.000%	2/1/20	7,370	8,595
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	6,400	7,590
University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18	8,850	9,879
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,690
				165,970
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,062
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,149
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,317
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	35,823
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	17,869
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,051
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,518
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,390
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,639
				81,818
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,722
New Hampshire GO	5.000%	8/15/17	3,200	3,507
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,534
				15,763

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (4.9%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	2,683
Atlantic City NJ GO	5.000%	12/1/19	6,995	5,660
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,333
Atlantic City NJ GO	5.000%	12/1/20	7,185	5,948
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,433
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,587
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,317
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,818
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,647
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,301
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/18	1,600	1,787
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19	1,700	1,940
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20	1,800	2,091
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21	2,800	3,296
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22	1,200	1,429
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,383
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	7,693
New Jersey COP	5.000%	6/15/16	6,695	6,985
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	15,583
New Jersey Economic Development Authority Revenue	5.000%	3/1/19	29,800	32,742
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	5,754
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,949
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,952
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,760
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/15	2,525	2,534
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/16	2,905	3,020
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,747
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.810%	2/1/16	9,500	9,527
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	32,425	34,311
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.010%	2/1/17	14,000	13,921
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,062
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	6,934
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	14,300	15,469
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	5,596
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	16,481
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	18,639
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	9,235	10,173
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	7,745	8,569
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,846
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	18,470	20,401
New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	0.840%	2/1/17	4,000	3,961
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/15	11,255	11,256
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,102
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	9/1/17	2,500	2,710
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	5,572
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	6,017
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,520
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,530	5,561
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,808
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,941
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	11,113
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,651
New Jersey GO	5.000%	8/15/16	12,120	12,821
New Jersey GO	5.000%	8/15/17	11,660	12,726
New Jersey GO	5.000%	6/1/18	5,000	5,536
New Jersey GO	5.000%	8/15/19	8,395	9,491
3 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	42,900	42,900
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,776
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,169
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,104
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	3,959

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17	2,595	2,770
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/18	3,605	3,919
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,055
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/18	2,000	2,239
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/19	2,000	2,290
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,363
3 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.260%	5/7/15 (12)	9,255	9,255
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15	15,860	16,243
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,570
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,061
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,648
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,672
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	25,718
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	11,000	12,150
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	12,550	13,920
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.110%	12/15/19	41,000	41,003
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.310%	12/15/21	24,000	23,995
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	19,244
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	8,113
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	10,818
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	30,000	32,453
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,715
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	17,304
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	3,107
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	34,707
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	16,164
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,697
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,608
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	4,875	5,468
3 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.230%	5/7/15 (4)LOC	21,285	21,285
1 New Jersey Turnpike Authority Revenue	0.660%	1/1/18	40,000	40,064
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	866
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,171
1 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/16	8,500	8,510
1 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/16	7,000	7,008
1 New Jersey Turnpike Authority Revenue PUT	0.730%	1/1/17	10,000	10,037
1 New Jersey Turnpike Authority Revenue PUT	0.790%	1/1/18	10,115	10,179
1 New Jersey Turnpike Authority Revenue PUT	0.790%	1/1/18	15,000	15,097
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,142
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,142
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,332
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,212
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	2,000	2,008
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	2,000	2,089
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	250,900	61,164
Union County NJ GO	4.000%	2/15/19	4,255	4,650
Union County NJ GO	4.000%	2/15/20	5,355	5,935
Union County NJ GO	5.000%	2/15/21	5,615	6,607
Union County NJ GO	5.000%	2/15/22	6,275	7,446
				1,027,208
New Mexico (0.8%)
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,362
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,808
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,800	2,123
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	6,580	7,763
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,130	1,355
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	5,450	6,536
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,530
Farmington NM Pollution Control Revenue (Southern California Edison Co.
Four Corners Project) PUT	1.875%	4/1/20	19,000	18,936
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16	10,000	10,477
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,386
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,401
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	9,823
New Mexico GO	5.000%	3/1/16	19,290	20,052

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) TOB VRDO	0.120%	5/7/15	6,660	6,660
1 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.690%	2/1/18	5,000	5,007
1 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.740%	8/1/18	5,200	5,213
1 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	0.870%	8/1/19	37,500	37,467
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,567
				161,466
New York (13.8%)
Albany NY Industrial Development Agency Civic Facility Revenue
(Albany Medical Center Hospital Project) VRDO	0.140%	5/7/15 LOC	4,200	4,200
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,259
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15 (ETM)	1,690	1,690
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,945	1,945
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,222
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,260
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18	2,000	2,215
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19	1,500	1,698
1 Long Island NY Power Authority Electric System Revenue PUT	0.775%	11/1/18	16,850	16,883
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,233
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	1,000	1,117
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	4,026
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	2,000	2,287
Nassau County NY GO	5.000%	4/1/20	14,340	16,517
Nassau County NY GO	5.000%	4/1/21	11,075	12,898
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/20	4,640	5,372
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,804
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,889
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,199
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/19	1,565	1,753
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health
Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	407
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health
Services of Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,556
New York City NY GO	5.000%	8/1/15	26,260	26,585
New York City NY GO	5.000%	8/1/15	10,815	10,949
New York City NY GO	5.000%	8/15/15	17,910	18,165
New York City NY GO	5.000%	9/1/15	21,325	21,675
New York City NY GO	5.000%	2/1/16	1,000	1,036
New York City NY GO	5.000%	3/1/16	10,795	11,227
New York City NY GO	5.000%	3/1/16	2,500	2,600
New York City NY GO	5.000%	4/1/16	3,500	3,653
New York City NY GO	5.000%	8/1/16	1,000	1,058
New York City NY GO	5.000%	8/1/16	1,000	1,058
New York City NY GO	5.000%	8/1/16	27,500	29,102
New York City NY GO	5.000%	8/1/16	7,150	7,567
New York City NY GO	5.000%	8/1/16	5,000	5,291
New York City NY GO	5.000%	8/1/16	16,925	17,911
New York City NY GO	5.000%	8/1/17	9,750	10,657
New York City NY GO	5.000%	8/1/17	13,590	14,855
New York City NY GO	5.000%	8/1/17	6,000	6,558
New York City NY GO	5.000%	8/1/17	3,800	4,154
New York City NY GO	5.000%	8/1/17	8,185	8,947
New York City NY GO	5.000%	10/1/17	2,500	2,748
New York City NY GO	5.000%	10/1/17	5,150	5,661
New York City NY GO	5.000%	8/1/18	6,000	6,743
New York City NY GO	5.000%	8/1/18	4,650	5,226
New York City NY GO	5.000%	8/1/18	13,030	14,645
New York City NY GO	5.000%	8/1/18	25,315	28,452

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/18	3,250	3,653
New York City NY GO	5.000%	8/1/18	6,000	6,743
New York City NY GO	5.000%	8/1/18	5,000	5,620
New York City NY GO	5.000%	8/1/18	7,500	8,429
New York City NY GO	5.000%	10/1/18	7,650	8,635
New York City NY GO	4.000%	8/1/19	12,165	13,443
New York City NY GO	5.000%	8/1/19	5,000	5,731
New York City NY GO	5.000%	8/1/19	5,000	5,731
New York City NY GO	5.000%	8/1/19	7,225	8,281
New York City NY GO	5.000%	8/1/19	20,155	23,101
New York City NY GO	5.000%	8/1/19	15,000	17,193
New York City NY GO	5.000%	8/1/19	8,000	9,169
New York City NY GO	5.000%	8/1/19	15,000	17,193
New York City NY GO	5.000%	8/1/19	5,830	6,682
New York City NY GO	5.000%	8/1/20	20,000	23,401
New York City NY GO	5.000%	8/1/20	4,500	5,265
New York City NY GO	5.000%	10/1/20	4,375	5,137
1 New York City NY GO	0.490%	8/1/21	4,650	4,652
1 New York City NY GO	0.580%	8/1/21	6,350	6,350
New York City NY GO	5.000%	8/1/21	10,000	11,882
New York City NY GO	5.000%	8/1/21	6,100	7,248
New York City NY GO	5.000%	8/1/21	11,985	14,241
New York City NY GO	5.000%	8/1/21	2,000	2,376
New York City NY GO	5.000%	8/1/21	4,000	4,753
1 New York City NY GO	0.660%	8/1/25	5,500	5,495
1 New York City NY GO	0.510%	8/1/27	18,500	18,500
New York City NY GO VRDO	0.130%	5/1/15	23,400	23,400
New York City NY GO VRDO	0.130%	5/1/15	24,500	24,500
New York City NY GO VRDO	0.140%	5/1/15	7,800	7,800
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	8,771
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,000	3,521
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.750%	11/1/16	8,000	8,001
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,870
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,683
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,392
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,018
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,915
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,902
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,537
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,497
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,324
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	18,803
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.260%	5/7/15	8,000	8,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/15	7,150	7,150
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	19,510	23,580
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	1,000	1,147
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,196
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	2,105	2,249
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	8,010	8,576
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	26,470	28,230
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	17,015	18,217
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17 (ETM)	295	318
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17	2,205	2,377
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	16,500	16,909
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	22,103
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	22,103
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	825	910
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	6,175	6,824
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	8,451
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	13,561
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	9,930
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	29,134
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	7,433
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	10,374
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,649
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	9,000	10,799
3 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.130%	5/1/15	2,300	2,300
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,360
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,805
3 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.130%	5/7/15	12,620	12,620
1 New York Metropolitan Transportation Authority Revenue	0.810%	11/1/16	3,495	3,510

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	6,000	6,417
1 New York Metropolitan Transportation Authority Revenue	0.950%	11/1/17	2,950	2,973
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,525
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	7,735
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	13,812
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,255	1,419
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,586
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	2,828
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,697
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	2,997
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,000	1,131
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,697
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,000	2,262
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,775	5,401
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,100	1,271
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	9,535	11,015
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	2,923
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	5,459
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,000	1,155
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	8,930	10,316
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19 (14)	5,000	5,886
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,560	1,831
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	5,000	5,870
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	2,400	2,818
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,230	1,461
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	5,000	5,937
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,750	2,078
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	2,250	2,701
3 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.120%	5/7/15 (13)	4,495	4,495
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.060%	11/1/19	9,300	9,376
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,434
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.490%	6/1/17	20,400	20,400
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.480%	11/1/18	2,000	2,000
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.560%	11/1/19	2,750	2,744
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.690%	11/1/19	21,000	21,062
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,762
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,524
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,043
1 New York Metropolitan Transportation Authority Revenue PUT	0.770%	11/1/15	11,925	11,939
1 New York Metropolitan Transportation Authority Revenue PUT	0.820%	11/1/16	12,500	12,555
1 New York Metropolitan Transportation Authority Revenue PUT	0.970%	11/1/16	15,000	15,100
1 New York Metropolitan Transportation Authority Revenue PUT	0.594%	5/15/17 (4)	17,500	17,506
1 New York Metropolitan Transportation Authority Revenue PUT	0.470%	11/1/17	7,280	7,253
1 New York Metropolitan Transportation Authority Revenue PUT	0.960%	11/1/17	8,845	8,916
1 New York Metropolitan Transportation Authority Revenue PUT	0.470%	11/15/17	44,600	44,622
1 New York Metropolitan Transportation Authority Revenue PUT	0.724%	5/15/18 (4)	14,000	14,015
1 New York Metropolitan Transportation Authority Revenue PUT	0.420%	11/1/19	585	576
1 New York Metropolitan Transportation Authority Revenue PUT	0.690%	6/1/20	87,500	87,490
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,527
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,369
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,517
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	9,000	9,456
3 New York State Dormitory Authority Revenue (Fordham University) TOB VRDO	0.120%	5/7/15 (13)	3,500	3,500
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17 (ETM)	55	60
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	6,185	6,790
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,455	2,586
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/16	1,260	1,328
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/17	1,750	1,910
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	2,500	2,799
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21	2,400	2,842
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,115	1,234
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17	1,000	1,062
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,740	1,864
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,840	18,148
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,605	10,351
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	27,490	30,489
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	11,515	12,771

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	20,025
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,700
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	25,738
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	17,500	19,916
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,150	4,723
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	17
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	13,445
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,668
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	11,267
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	33,395	39,799
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	12,620	15,040
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21	7,710	9,230
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	4,980	5,729
3 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.110%	5/7/15	12,800	12,800
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,325
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	7,740
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,580
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	2,000	2,202
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,526
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,651
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,418
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,825
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,695
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,701
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,951
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,761
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,157
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,322
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,987
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,696
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16	8,500	8,959
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	11,467
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,603
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	4,019
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17	1,670	1,781
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,290	1,373
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,500	3,030
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	10/15/15	5,000	5,036
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16 (14)	2,250	2,344
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,498
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	11,221
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	4,259
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,541
New York State GO	5.000%	3/1/19	12,715	14,564
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,150	4,145
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,892
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,247
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,499
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	4,750	4,747
New York State Housing Finance Agency Housing Revenue (Gotham West Housing) VRDO	0.120%	5/7/15 LOC	20,000	20,000
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	7,071
New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	725	741
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,180
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	94,515
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,738
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,894
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,786
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	41,748
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	7,652
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	19,650
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,896
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16	6,620	6,892
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	9,384
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	625	695

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	570
	New York State Urban Development Corp. Revenue	5.250%	1/1/17	10,095	10,875
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	6,889
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	21,477
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	22,237
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,158
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	27,393
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,861
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,967
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	59,630
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,675
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,662
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	3,340	3,447
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	19,295	19,916
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	25,804
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	5/7/15	19,900	19,900
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/17	1,000	1,079
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	4.000%	4/1/18	500	539
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/19	500	566
[1,3]	Nuveen New York AMT-Free Municipal Income Fund iMTP	0.730%	10/1/17	17,500	17,503
3	Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.220%	5/7/15 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	500	545
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,576
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,327
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,669
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,224
	Oyster Bay NY GO	3.250%	8/1/18	8,560	8,967
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,156
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,789
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,566
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,563
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	5,042
3	Port Authority of New York & New Jersey Revenue TOB VRDO	0.120%	5/7/15	7,770	7,770
3	Port Authority of New York & New Jersey Revenue TOB VRDO	0.260%	5/7/15	8,090	8,090
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,336
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,455
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,453
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	967
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,656
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,442
	Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,629
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,369
	Suffolk County NY RAN	2.000%	3/24/16	27,500	27,853
	Suffolk County NY TAN	2.000%	7/30/15	75,000	75,277
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	1,225	1,335
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	7,082
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,500	1,506
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	29,615	31,133
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	25,500	26,794
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	10,100	10,986
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,439
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	4,217
1	Triborough Bridge & Tunnel Authority New York Revenue	0.460%	1/1/18 (4)	5,000	4,984
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	14,854
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	7,933
1	Triborough Bridge & Tunnel Authority New York Revenue	0.550%	1/1/19 (4)	1,700	1,690
1	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.640%	1/3/17	5,000	5,011
1	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.520%	2/1/19	11,350	11,330
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/17	875	900
	Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18	875	920
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	500	536
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	8,688
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	9,395
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,700	5,458
	Yonkers NY GO	4.000%	10/1/17	505	541
	Yonkers NY GO	3.000%	7/1/18	500	523
	Yonkers NY GO	3.000%	8/15/18	1,000	1,047
	Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,851
	Yonkers NY GO	3.000%	8/15/19	885	929
	Yonkers NY GO	3.000%	8/15/20	1,115	1,160
					2,871,050

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.6%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21	6,070	7,221
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22	4,070	4,898
Cabarrus NC COP	5.000%	1/1/16	4,555	4,697
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,335
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,321
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,983
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,402
Guilford County NC GO	5.000%	8/1/15	8,250	8,351
Guilford County NC GO	5.000%	8/1/16	5,000	5,292
Guilford County NC GO	5.000%	8/1/17	5,000	5,483
Guilford County NC GO	5.000%	3/1/18	3,340	3,725
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,773
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,145
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,742
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.300%	6/1/15	24,750	24,739
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,421
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	20,104
3 North Carolina Capital Improvement Revenue TOB VRDO	0.110%	5/7/15	4,000	4,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	2,725	2,811
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	3,000	3,094
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	7,000	7,220
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	2,500	2,678
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	7,175	7,685
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18	1,250	1,379
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	1,025	1,157
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	3,515	3,966
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	2,500	2,872
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	13,050	14,994
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,382
North Carolina GO	5.000%	3/1/18	16,770	18,625
North Carolina GO	5.000%	6/1/19	2,000	2,303
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	3,800
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	9,057
1 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.850%	12/1/17	2,320	2,315
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,197
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,375
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,789
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	6,500	7,057
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,444
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,583
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	549
North Carolina Municipal Power Agency Revenue	5.000%	1/1/18	20,000	22,102
North Carolina Municipal Power Agency Revenue	5.000%	1/1/19	16,500	18,661
North Carolina Municipal Power Agency Revenue	5.000%	1/1/20	8,500	9,803
Raleigh NC GO	5.000%	12/1/16	2,470	2,647
Raleigh NC GO	5.000%	12/1/16	2,605	2,791
Raleigh NC GO	5.000%	4/1/20	4,700	5,522
1 University of North Carolina University System Revenue PUT	0.570%	12/1/15	5,500	5,500
Wake County NC GO	5.000%	2/1/20	4,500	5,265
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,313
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,908
				330,476
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	772
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,435
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	6,000	6,523
				8,730
Ohio (4.1%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/18	1,000	1,123
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/25	3,450	3,975
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,329
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,510

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.140%	5/1/15 LOC	2,325	2,325
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,878
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	8,082
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	19,023
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	10,000	11,836
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	24,113
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	178
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	13,990
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,639
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,702
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,309
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,450
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	4,625	5,213
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	18,714
3 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.260%	5/7/15 (12)	9,315	9,315
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/22	3,415	3,964
Butler County OH Waterworks Revenue	5.250%	6/1/15 (Prere.)	4,000	4,057
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,700
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17	1,190	1,292
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,969
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,514
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,739
2 Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,180
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,107
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,272
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,896
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/18	960	1,072
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/19	1,390	1,585
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/22	1,475	1,737
Columbus OH GO	5.000%	9/1/16	5,000	5,308
Columbus OH GO	5.000%	6/1/17	7,510	8,187
Columbus OH GO	5.000%	7/1/17	7,245	7,921
Columbus OH GO	5.000%	7/1/17	5,740	6,276
Columbus OH GO	5.000%	6/1/18	8,000	8,983
Columbus OH GO	5.000%	7/1/18	7,280	8,193
Columbus OH GO	5.000%	7/1/18	4,500	5,065
Columbus OH GO	5.000%	2/15/19	1,910	2,179
Columbus OH GO	5.000%	6/1/19	3,000	3,453
Columbus OH GO	5.000%	7/1/19	6,690	7,721
Columbus OH GO	5.000%	2/15/20	1,905	2,228
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19	5,340	6,123
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	6,507
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,075	4,802
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	8,071
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,436
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,204
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,035
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,857
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,165
Fairfield County OH Hospital Facilities Revenue (Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	1,050	1,056
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,181
Franklin County OH Revenue (Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,051
Franklin County OH Revenue (Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,483
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,371
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,623
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,924
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	4.000%	5/15/17	785	836
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/18	750	834
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19	1,000	1,135
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20	1,000	1,162
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21	1,000	1,182
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22	500	594
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	561
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	750	839
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	912
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	581
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,256
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,497

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hamilton OH City School District GO	5.000%	12/1/21	3,475	4,125
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,712
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	540	597
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	14,225	16,427
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,641
Kent State University OH Revenue	5.000%	5/1/17	500	542
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,913
1 Lancaster OH Port Authority Gas Supply Revenue PUT	0.840%	8/1/19	3,500	3,526
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.130%	5/7/15	10,500	10,500
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.160%	5/7/15 (4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	3,000	3,013
3 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	5/7/15	3,990	3,990
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.110%	5/1/15	4,300	4,300
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.375%	7/1/15	5,000	5,019
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	5,500	5,632
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	12,032
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	1,977
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15	1,200	1,224
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	15,825
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	1,225	1,250
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	2,420	2,469
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,285	1,367
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	2,540	2,701
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,650	1,755
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	2,938
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	1,040	1,145
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,496
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19	1,395	1,592
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,525
Ohio GO	5.000%	9/15/15	5,000	5,091
Ohio GO	5.000%	9/15/16	10,000	10,629
Ohio GO	5.000%	9/15/17	19,680	21,653
Ohio GO	5.000%	5/1/18	10,960	12,283
Ohio GO	5.000%	9/15/18	5,000	5,660
Ohio GO	5.000%	9/15/18	10,000	11,320
Ohio GO	5.000%	5/1/19	6,680	7,657
Ohio GO	5.000%	5/1/19	5,000	5,742
Ohio GO	5.000%	9/15/19	5,000	5,786
Ohio GO	5.000%	5/1/20	12,080	14,206
Ohio GO	5.000%	9/15/20	26,315	31,043
Ohio GO	5.000%	5/1/21	2,645	3,164
3 Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.120%	5/7/15	2,200	2,200
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.110%	5/1/15	4,365	4,365
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19	625	708
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,552
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22	500	582
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.120%	5/7/15	2,850	2,850
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.120%	5/7/15	6,745	6,745
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.120%	5/7/15	4,995	4,995
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,789
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.440%	5/1/15	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	8,741
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,407
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,886
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	9,578
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	1,500	1,664
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	3,032
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,744
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	2,500	2,911
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	6,160	7,173
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	2,750	3,247
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	4,000	4,775
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,648
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,711
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	355	380
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,160	3,383
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	310

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	5,225
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,440	1,628
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	4,084
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,906
3 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.210%	5/7/15	17,760	17,760
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	24,000	24,473
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,258
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,244
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	10,205	12,022
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,772
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,921
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,749
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,643
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,880
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,108
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,954
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,401
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,298
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,773
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,251
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/19	1,560	1,740
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/22	4,750	5,420
Southeastern Ohio Port Authority Hospital Facilities Revenue (Marietta Area Health Care Inc.
Obligated Group)	5.000%	12/1/22	735	791
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,451
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,560
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,777
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15	1,435	1,441
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16	3,430	3,595
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	2,012
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19	2,805	3,173
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,750	1,969
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,905
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,862
				844,934
Oklahoma (0.1%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	828
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,481
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,568
Comanche County OK Hospital Authority Revenue	5.000%	7/1/19	3,145	3,460
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,187
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,123
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/15 (ETM)	4,670	4,735
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18	1,000	1,122
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/19	2,000	2,288
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/20	1,310	1,527
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/21	2,000	2,367
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/22	1,325	1,574
				24,260
Oregon (0.5%)
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	442
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	541
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	379
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	401
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.500%	10/1/18	3,000	2,981
Oregon Department of Administrative Services COP	5.000%	5/1/15	4,160	4,161
Oregon Department of Administrative Services COP	5.000%	5/1/16	3,190	3,338
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	2,185	2,280
Oregon Department of Administrative Services Lottery Revenue	4.000%	4/1/17	2,000	2,129
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	8,365

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.120%	5/7/15	5,000	5,000
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16	2,600	2,719
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,350
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,900
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15	1,000	1,024
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16	1,700	1,765
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,133
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,000	1,155
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,498
1 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	0.990%	10/1/17	8,750	8,781
1 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.110%	9/15/18	10,000	10,043
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.130%	5/7/15	6,335	6,335
Oregon GO	5.000%	8/1/18	3,215	3,627
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	4,775	5,170
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,523
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,597
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,366
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,418
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,429
				113,850
Pennsylvania (5.5%)
Allegheny County PA GO	4.000%	12/1/16	17,830	18,807
Allegheny County PA GO	5.000%	12/1/18	7,000	7,915
Allegheny County PA GO	5.000%	12/1/19	5,250	6,063
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	17,992
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	23,040	25,044
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/17	1,000	1,102
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/18	1,000	1,126
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.891%	2/1/21	8,480	8,492
3 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.230%	5/1/15 LOC	31,200	31,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,689
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,351
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	4,168
Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,120
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,542
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	8,372
1 Bethlehem PA Area School District Authority Revenue PUT	0.555%	1/1/18	4,000	4,073
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	712
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	559
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,323
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,150
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21 (15)	4,500	5,266
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/17	1,150	1,201
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19	1,100	1,153
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20	300	329
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21	325	357
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22	1,000	1,158
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23	1,000	1,163
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	13,382
Clarion County PA Industrial Development Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,134
Clarion County PA Industrial Development Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,195
Clarion County PA Industrial Development Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,250
Clarion County PA Industrial Development Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,309
Clarion County PA Industrial Development Authority Revenue (Clarion University
Foundation Inc. Student Housing Project) BAN	1.050%	5/1/16	2,500	2,504
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	746
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	500	569
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16	2,700	2,775
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,170

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,529
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,250
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,735
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	338
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	600	691
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	276
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20	500	586
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21	700	832
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22	400	482
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.090%	5/7/15	8,000	8,000
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.090%	5/7/15	4,500	4,500
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,517
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	450
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	403
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	329
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,065	1,140
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18	1,230	1,359
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,971
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	8,373
1 Hempfield PA School District GO PUT	0.670%	8/1/19	5,690	5,703
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,839
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,337
1 Manheim Township PA School District GO PUT	0.520%	5/1/18	6,850	6,866
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/17	750	795
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,348
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,132
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/15	4,120	4,136
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16	10,510	11,004
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/18	1,000	1,110
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	3,300	3,741
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20	6,410	7,364
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	537
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/20	1,265	1,423
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/21	1,320	1,489
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/22	1,380	1,561
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.250%	11/15/15	1,120	1,145
Moon Industrial Development Authority Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.120%	5/7/15 LOC	18,000	18,000
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,189
1 North Penn PA Water Authority Revenue	0.530%	11/1/19	1,000	1,005
1 North Penn PA Water Authority Revenue PUT	0.620%	11/1/19	2,500	2,512
1 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	1.510%	8/15/20	8,125	8,203
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	7,550	7,912
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,304
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,026
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,278
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,828
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,635
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,282
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,272
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	10,000	10,001
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	30,406
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21	19,775	21,848

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/23	5,000	5,157
Pennsylvania GO	5.250%	7/1/15	28,630	28,877
Pennsylvania GO	5.000%	2/15/16	12,105	12,560
Pennsylvania GO	5.000%	7/1/16	5,355	5,647
Pennsylvania GO	5.000%	11/1/16	4,700	5,020
Pennsylvania GO	5.000%	6/1/17	3,060	3,333
Pennsylvania GO	5.000%	7/1/17	4,155	4,538
Pennsylvania GO	5.000%	7/15/17	15,005	16,409
Pennsylvania GO	5.000%	10/15/17	8,500	9,370
Pennsylvania GO	5.000%	10/15/18	10,000	11,270
Pennsylvania GO	5.000%	4/1/19	30,390	34,473
Pennsylvania GO	5.000%	5/1/19	5,000	5,683
Pennsylvania GO	5.000%	6/1/19	15,000	17,082
Pennsylvania GO	5.000%	7/1/19	10,000	11,409
Pennsylvania GO	5.000%	7/1/19	9,900	11,295
Pennsylvania GO	5.000%	4/1/20	7,450	8,623
Pennsylvania GO	5.000%	6/15/20	21,120	24,536
Pennsylvania GO	5.000%	7/1/20	20,925	24,328
Pennsylvania GO	5.000%	10/15/20	22,345	26,107
Pennsylvania GO	5.000%	6/1/23	3,000	3,583
3 Pennsylvania GO TOB VRDO	0.120%	5/7/15	6,500	6,500
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17	2,205	2,426
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	3,924
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,854
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/18	1,075	1,163
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,067
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	6,267
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,088
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,046
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/17	1,060	1,160
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	781
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	2,745	3,246
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	4,605	5,445
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	2,120	2,545
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	3,000	3,602
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/22	5,000	6,075
2 Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/19	5,655	6,489
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	5/15/20	8,000	9,252
2 Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/20	1,925	2,244
2 Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/21	3,000	3,551
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	3,735	3,910
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	10,572
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16	3,000	3,156
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,716
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,173
3 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.130%	5/7/15	8,500	8,500
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,059
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,523
1 Pennsylvania Turnpike Commission Revenue	0.510%	12/1/15	22,000	22,011
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,431
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,007
1 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/16	8,000	8,020
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,870
1 Pennsylvania Turnpike Commission Revenue	0.710%	12/1/18	8,750	8,804
Pennsylvania Turnpike Commission Revenue	0.790%	12/1/18	10,000	10,014
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,646
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,294
1 Pennsylvania Turnpike Commission Revenue	0.810%	12/1/19	15,000	15,045

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Pennsylvania Turnpike Commission Revenue	1.260%	12/1/19	20,000	20,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,347
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,164
1 Pennsylvania Turnpike Commission Revenue	0.990%	12/1/20	25,000	25,251
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,094
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	5,000	5,688
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,173
1 Pennsylvania Turnpike Commission Revenue PUT	0.910%	12/1/18	6,575	6,576
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15	4,570	4,639
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	2,905
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,780	3,119
Philadelphia PA Gas Works Revenue VRDO	0.120%	5/7/15 LOC	10,530	10,530
Philadelphia PA GO	5.000%	7/15/16	1,120	1,182
Philadelphia PA GO	5.000%	7/15/17	1,000	1,092
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,124
Philadelphia PA GO	5.000%	7/15/18	2,000	2,241
Philadelphia PA GO	5.000%	7/15/19	1,410	1,611
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,175
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,284
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/15	1,500	1,508
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/16	1,995	2,066
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17	2,325	2,470
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,802
Philadelphia PA School District GO	5.000%	9/1/18	2,780	3,102
2 Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,944
2 Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,886
2 Philadelphia PA School District GO	5.000%	9/1/21	8,000	9,236
Philadelphia PA School District GO VRDO	0.120%	5/7/15 LOC	2,995	2,995
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,518
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	21,052
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,867
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,147
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,288
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,336
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,479
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,183
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.220%	5/7/15 (4)	16,750	16,750
Pittsburgh PA GO	5.000%	9/1/18	11,000	12,356
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,881
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,971
Reading PA School District GO	5.000%	4/1/19	6,230	6,848
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15 (ETM)	3,430	3,446
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	1,570	1,577
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/19 (15)	1,725	1,973
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/20 (15)	1,035	1,203
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/21 (15)	2,670	3,140
1 University Area Joint Authority Pennsylvania Sewer Revenue PUT	0.510%	11/1/17	2,900	2,901
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/20	1,030	1,198
West Chester University Pennsylvania Student Housing Revenue BAN	0.650%	2/1/17	3,350	3,341
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15	1,440	1,448
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16	2,010	2,098
York County PA GO	4.000%	12/1/16	5,000	5,278
1 York County PA GO PUT	0.422%	6/1/17	7,300	7,304
				1,157,351
Rhode Island (0.3%)
3 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.200%	5/7/15 LOC	1,150	1,150
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,142
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	776
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,308
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,533
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18	1,325	1,459
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/19	1,650	1,831

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/20	1,455	1,616
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21	1,650	1,822
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,403
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,122
2 Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,595
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,283
2 Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,977
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19	10,580	12,054
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20	3,500	4,066
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21	2,755	3,241
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22	2,540	3,002
				67,380
South Carolina (1.0%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	660
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,123
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,155
Charleston County SC GO	5.000%	11/1/17	1,045	1,155
Charleston County SC GO	5.000%	11/1/17	6,485	7,167
Charleston County SC GO	5.000%	11/1/18	7,085	8,044
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,322
1 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.793%	1/1/18	8,700	8,722
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15	7,380	7,381
Greenville County SC School District GO	5.500%	12/1/16	13,450	14,513
3 Greenville County SC School District Installment Revenue TOB VRDO	0.160%	5/7/15	7,440	7,440
3 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.160%	5/7/15 (4)	5,625	5,625
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,928
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,511
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	575
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,163
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,813
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,351
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,735
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/19	1,250	1,435
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/20	3,250	3,775
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/21	2,635	3,093
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/22	1,500	1,781
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/16	2,000	2,066
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17	2,320	2,483
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	324
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	550
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,120
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,000	2,268
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17	1,000	1,082
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,679
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,142
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,750	2,029
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,668
South Carolina Public Service Authority Revenue	5.000%	1/1/16 (ETM)	5,000	5,160
South Carolina Public Service Authority Revenue	5.000%	1/1/17 (ETM)	2,000	2,148
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	6,661
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (14)	8,255	8,533
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,500	2,971
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,500	1,800
3 South Carolina Public Service Authority Revenue TOB VRDO	0.190%	5/7/15	7,280	7,280
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,430	4,524
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16	17,940	19,079
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	29,623
				217,657

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota (0.1%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	583
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20	635	709
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21	500	555
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	375	444
3 South Dakota Health & Educational Facilities Authority Revenue (Sanford Health) TOB VRDO	0.290%	5/7/15 LOC	25,995	25,995
				28,286
Tennessee (1.5%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22	1,715	2,027
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,874
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	47,233
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	13,828
Memphis TN GO	5.000%	10/1/17	2,500	2,754
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/15 (13)	5,675	5,688
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,967
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	10,938
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	28,946
1 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) PUT	0.710%	10/1/17	9,700	9,734
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,619
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,984
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,172
Shelby County TN GO	5.000%	3/1/19	10,275	11,744
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16	6,925	7,323
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/15 (4)	12,300	12,300
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	5,434
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,632
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	9,500	9,974
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	8,590	9,378
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	12,825	14,160
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,735	3,055
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	19,005	21,723
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,510	9,556
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,125	15,078
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	210	237
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,280	1,480
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,780	3,245
Tennessee GO	5.000%	5/1/16	3,200	3,352
Tennessee GO	5.000%	8/1/18	5,185	5,850
Tennessee GO	5.000%	8/1/18	16,000	18,052
Tennessee GO	5.000%	10/1/18	3,730	4,226
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	3,395	3,676
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45	5,000	5,431
				312,670
Texas (7.5%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	564
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	576
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,172
Austin TX GO	4.250%	9/1/16	2,480	2,609
Austin TX GO	5.000%	9/1/17	3,250	3,575
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,160
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,859
Bexar County TX GO	5.000%	6/15/21	5,155	6,150
Bexar County TX GO	5.000%	6/15/21	2,930	3,495
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17	570	615
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	277
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18	1,450	1,620
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	602
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	706
Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16	2,750	2,760
Dallas TX GO	5.000%	2/15/16 (ETM)	10	10
Dallas TX GO	5.000%	2/15/16	3,990	4,141
Dallas TX GO	5.000%	2/15/17 (ETM)	25	27
Dallas TX GO	5.000%	2/15/17	8,855	9,549
Dallas TX GO	5.000%	2/15/21	7,500	8,896

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,419
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,271
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/17	1,200	1,323
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	564
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,882
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,882
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,153
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,938
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,175
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,000	4,756
Denton TX Independent School District GO PUT	2.125%	8/1/15	8,460	8,498
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,180
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,112
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,118
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,974
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,183
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,199
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,416
Fort Worth TX GO	5.000%	3/1/18	4,375	4,872
Fort Worth TX GO	5.000%	3/1/19	3,500	3,995
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,559
Frisco TX GO	5.000%	2/15/17	3,000	3,233
Frisco TX GO	5.000%	2/15/18	3,325	3,698
Frisco TX GO	5.000%	2/15/20	4,110	4,793
Frisco TX GO	5.000%	2/15/21	4,295	5,087
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,576
Grand Parkway TX Transportation Corp. System BAN	3.000%	12/15/16	194,500	201,798
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.140%	5/7/15	8,195	8,195
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.610%	6/1/17	3,865	3,870
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.710%	6/1/18	1,750	1,751
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.810%	6/1/19	2,250	2,252
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.860%	6/1/20	2,000	1,998
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) PUT	0.690%	12/1/19	9,000	9,003
1 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.160%	11/15/15	8,000	8,009
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	6,630	6,825
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/16	720	750
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/18	425	463
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/19	1,410	1,558
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/16	1,000	1,069
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,285
Harris County TX GO	5.000%	10/1/15	2,000	2,041
Harris County TX GO	5.000%	10/1/16	4,500	4,793
Harris County TX GO	5.000%	10/1/17	6,775	7,465
Harris County TX GO	5.000%	10/1/18	2,675	3,033
Harris County TX GO	5.000%	10/1/18	4,805	5,445
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/18	1,000	1,132
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/19	400	463
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.130%	5/1/15	2,765	2,765
3 Harris County TX Health Facilities Development Corp. Thermal Utility Revenue TOB VRDO	0.140%	5/7/15 (4)	5,060	5,060
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,314
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,858
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	662
Harris County TX Sports Authority Revenue	5.000%	11/15/21	5,000	5,888
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,295
1 Harris County TX Toll Road Revenue	0.890%	8/15/18	4,000	4,041
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,053
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,053
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,633
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,918

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,569
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,263
3 Houston TX Airport System Revenue TOB VRDO	0.120%	5/7/15	1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,780
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,258
Houston TX Community College System GO	5.000%	2/15/19	870	991
Houston TX GO	5.500%	3/1/16	6,905	7,206
Houston TX GO	5.000%	3/1/17	1,000	1,080
Houston TX GO	5.000%	3/1/18	1,000	1,114
Houston TX GO	5.000%	3/1/19	12,195	13,919
Houston TX GO	5.000%	3/1/19	1,135	1,295
Houston TX GO	5.000%	3/1/19	10,000	11,414
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.640%	11/16/17	10,000	10,049
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19	700	799
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21	1,500	1,754
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,560
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,949
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,289
Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,213
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,131
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	1,983
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	14,914
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	15,110
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,835
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,477
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	7,020
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,133
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,944
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,990
1 Houston TX Utility System Revenue PUT	0.710%	8/1/16	41,000	41,084
1 Houston TX Utility System Revenue PUT	0.860%	6/1/17	18,000	18,013
1 Katy TX Independent School District GO PUT	0.669%	8/15/19	14,470	14,491
Klein TX Independent School District GO	5.000%	8/1/15 (Prere.)	2,800	2,834
Lone Star College System Texas GO	5.000%	2/15/22	6,000	7,164
3 Lone Star College System Texas GO TOB VRDO	0.120%	5/7/15	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,358
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,858
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,941
Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16	2,000	2,089
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	2,879
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,576
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,960
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.330%	7/1/15	15,000	15,000
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	6/1/15	8,500	8,526
New Hope TX Cultural Education Facilities . Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	193
New Hope TX Cultural Education Facilities . Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	332
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	230
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/17	1,000	1,094
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	841
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,900	2,174
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,047
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,853
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,624
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,519
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	801
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,627
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,784
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,158
North Texas Tollway Authority System Revenue	5.000%	1/1/21	7,250	8,495
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,751
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,218
1 North Texas Tollway Authority System Revenue PUT	0.910%	1/1/19	15,000	15,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Texas Tollway Authority System Revenue PUT	0.780%	1/1/20	29,690	29,515
3 North Texas Tollway Authority System Revenue TOB VRDO	0.120%	5/7/15 (13)	5,800	5,800
Northside TX Independent School District GO PUT	2.125%	8/1/20	6,775	6,782
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/19	1,735	1,984
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16	7,795	8,184
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,923
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,512
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,139
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,578
1 San Antonio TX Electric & Gas Systems Revenue PUT	0.390%	2/1/17	25,000	25,009
1 San Antonio TX Electric & Gas Systems Revenue PUT	0.490%	2/1/18	27,250	27,254
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,165	10,374
3 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.120%	5/7/15	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,448
San Antonio TX GO	5.000%	2/1/17	1,300	1,398
San Antonio TX GO	5.000%	8/1/17	1,070	1,171
San Antonio TX GO	5.000%	2/1/18	3,500	3,883
San Antonio TX GO	5.000%	8/1/18	1,000	1,125
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,500	7,661
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,349
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,577
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,753
1 San Antonio TX Water Revenue PUT	0.790%	11/1/16	15,000	15,056
1 San Antonio TX Water Revenue PUT	0.510%	11/1/17	16,875	16,874
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	2,000	2,126
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/15 (ETM)	215	218
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/15	2,690	2,727
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/16 (ETM)	95	101
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/16	1,215	1,284
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/17 (ETM)	150	165
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/17	1,850	2,020
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Hendrick Medical Center)	5.000%	9/1/21	1,200	1,402
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,546
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20	1,845	2,146
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,834
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,767
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15 (ETM)	835	842
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	6,895	6,944
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,509
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) VRDO	0.140%	5/1/15	5,125	5,125
Texas GO	5.000%	10/1/17	7,500	8,264
Texas GO	5.000%	10/1/18	4,650	5,264
Texas GO	5.000%	10/1/18	7,500	8,499
Texas GO	5.000%	10/1/19	8,000	9,267
Texas GO	5.000%	10/1/20	10,000	11,807
2 Texas GO	5.000%	10/1/21	5,950	7,131
Texas GO	5.000%	10/1/21	19,000	22,772
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	170	181
1 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.580%	9/15/17	4,645	4,645
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	2,425	2,642
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	42,615	45,735
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,130	1,256
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,674
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	7,340
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,898
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	3,750	4,286
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,000	2,319
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18 (15)	1,000	1,095
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/19 (15)	2,300	2,553
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/20 (15)	1,500	1,680
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15 (Prere.)	1,865	1,880
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	15,000	15,638
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/18	6,350	6,505
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/19	8,750	8,804
Texas Tech University System Financing System Revenue	5.000%	8/15/17	2,115	2,318

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,454
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,505
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,878
Texas TRAN	1.500%	8/31/15	55,000	55,257
Texas Transportation Commission GO	5.000%	10/1/20	15,000	17,710
Texas Transportation Commission GO	5.000%	10/1/21	15,000	17,978
1 Texas Transportation Commission Mobility Fund GO PUT	0.490%	10/1/18	50,000	49,961
3 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.110%	5/7/15	14,005	14,005
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,000
1 Texas Transportation Commission Revenue PUT	0.460%	4/1/17	57,000	57,044
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,000	21,881
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,668
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	6,964
3 Texas University System Revenue Financing System Revenue TOB VRDO	0.120%	5/7/15	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	6,688
University of North Texas Revenue	5.000%	4/15/18	1,000	1,116
University of North Texas Revenue	5.000%	4/15/20	2,505	2,916
University of Texas System Revenue Financing System Revenue	5.250%	8/15/16	10,090	10,734
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	27,595
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	7,342
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	5,107
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	10,705
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,783
				1,562,639
Utah (0.7%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,674
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.140%	5/7/15 LOC	24,340	24,340
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15	17,420	17,564
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,420
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	5,625	6,145
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	2,425	2,721
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	8,977
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19	2,360	2,710
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	3,924
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,813
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,175	10,718
Utah GO	5.000%	7/1/17	10,000	10,942
Utah GO	5.000%	7/1/17	6,125	6,702
Utah GO	5.000%	7/1/18	19,000	21,397
Utah GO	5.000%	7/1/18	3,000	3,379
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,190
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	651
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	849
				145,116
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,084
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,425
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	6,058
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	6,473
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	6,065	6,854
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/21	6,385	7,281
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22	5,950	6,473
				46,648
Virginia (2.4%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16	3,755	3,945
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,946
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	7,396
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,680
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,737
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	12,170
1 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.010%	2/1/17	6,500	6,628
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,249
Loudoun County VA GO	5.000%	12/1/18	3,435	3,908
Norfolk VA GO	5.000%	3/1/16	4,000	4,160
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,683
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,683

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	5,000	5,023
University of Virginia Revenue	5.000%	9/1/17	1,275	1,402
University of Virginia Revenue	5.000%	6/1/20	500	591
University of Virginia Revenue	5.000%	6/1/21	2,660	3,201
University of Virginia Revenue	5.000%	8/1/21	29,000	35,002
Virginia Beach VA GO	5.000%	7/15/15	2,825	2,854
Virginia Beach VA GO	5.000%	7/15/16	6,905	7,296
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,634
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,375
Virginia Beach VA GO	5.000%	5/1/20	4,300	5,058
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	3,090	3,202
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	9,585	10,649
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/17	1,150	1,228
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/18	425	462
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19	425	467
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20	275	305
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,115
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	570	635
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15 (ETM)	20	20
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	3,380	3,435
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	7,330	7,450
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (ETM)	5	5
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	695	738
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	7,685	9,046
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	18,585	22,209
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,692
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	3,015	3,260
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	5,070	5,482
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17	2,970	3,266
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,658
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	9,107
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	1,999
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	9,800
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,856
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	4,115	4,166
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	13,738
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	4,725	5,321
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	4,965	5,719
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	17,870	20,583
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	9,825
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	5,220	6,132
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	18,830	22,121
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,518
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	15,185
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,661
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	33,858
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,147
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	18,784
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	18,704
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	24,039
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	43,446
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	6,069
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,061
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,146
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,079
				509,009
Washington (2.9%)
Central Washington University System Revenue	5.000%	5/1/17	1,860	2,013
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,178
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,326

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,481
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	22,000	24,738
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,160	1,363
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	15,291
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	6,000	6,050
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	8,450	8,520
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16	24,000	25,307
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	21,844
1 Everett WA GO PUT	0.510%	12/1/19	4,000	4,003
1 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	0.430%	12/1/17	9,000	8,987
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,859
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,901
King County WA Sewer Revenue	5.000%	1/1/19	12,835	14,595
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,579
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,175
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,192
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,391
Seattle WA GO	5.000%	5/1/18	7,935	8,898
Seattle WA GO	5.000%	5/1/19	8,385	9,643
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,626
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,187
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/25	16,485	16,542
University of Washington Revenue	5.000%	4/1/17	6,880	7,453
University of Washington Revenue	5.000%	4/1/18	7,225	8,077
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,510
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	48,602
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	49,075
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,285
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/19	850	972
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,542
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	16,026
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,738
Washington GO	5.000%	7/1/15 (2)	2,400	2,420
Washington GO	5.700%	10/1/15	1,410	1,443
Washington GO	5.000%	1/1/16	5,285	5,455
Washington GO	5.000%	1/1/16	20,000	20,645
Washington GO	5.000%	2/1/16	3,995	4,139
Washington GO	5.000%	2/1/16	13,040	13,511
Washington GO	5.000%	7/1/17	5,000	5,464
Washington GO	5.000%	8/1/17	6,605	7,238
Washington GO	5.000%	8/1/17	11,175	12,246
Washington GO	5.000%	7/1/18	21,220	23,875
Washington GO	5.000%	7/1/18	24,315	27,358
Washington GO	5.000%	7/1/18	15,000	16,877
Washington GO	5.000%	7/1/19	19,770	22,755
Washington GO	5.000%	7/1/19	14,580	16,781
Washington GO	5.000%	7/1/20	9,070	10,658
Washington GO	5.000%	8/1/20	10,000	11,770
Washington GO	5.000%	7/1/21	11,000	12,935
3 Washington GO TOB VRDO	0.120%	5/7/15	4,000	4,000
2 Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/20	875	994
2 Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/21	1,000	1,147
2 Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/22	1,965	2,260
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,535
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,645
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	937
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,144
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,114
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	700	815
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,118
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,172
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,183
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,383
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,497
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	787

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,148
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,142
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,647
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	670
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	605	689
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	874
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	853
Washington State University General Revenue	5.000%	4/1/20	1,100	1,281
Washington State University General Revenue	5.000%	4/1/21	1,300	1,537
Washington State University General Revenue	5.000%	4/1/22	1,400	1,675
				604,786
West Virginia (0.2%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,994
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15	7,150	7,266
West Virginia Economic Development Authority Pollution Control Revenue
(American Electric Power Co. Inc.)	3.250%	5/1/19	10,000	10,473
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	4,998
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15	3,070	3,114
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16	1,755	1,823
West Virginia University Revenue	5.000%	10/1/18	1,300	1,469
1 West Virginia University Revenue PUT	0.640%	10/1/19	3,500	3,502
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/21	750	893
				39,532
Wisconsin (1.3%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16	3,125	3,321
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	3,701
Milwaukee WI GO	5.000%	5/1/16	6,000	6,283
Milwaukee WI GO	5.000%	5/1/18	11,655	13,036
Public Finance Authority of Wisconsin Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	565	587
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18	750	834
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	764
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	6,885
Wisconsin GO	5.000%	5/1/16 (ETM)	80	84
Wisconsin GO	5.000%	5/1/16	10,450	10,947
Wisconsin GO	5.000%	5/1/16	13,870	14,529
Wisconsin GO	5.000%	5/1/17 (ETM)	160	174
Wisconsin GO	5.000%	5/1/17	7,940	8,627
Wisconsin GO	5.000%	5/1/17	7,000	7,606
Wisconsin GO	5.000%	11/1/17	4,500	4,971
Wisconsin GO	5.000%	11/1/18	11,000	12,470
Wisconsin GO	5.000%	5/1/19	12,955	14,850
Wisconsin GO	5.000%	5/1/19	5,000	5,731
Wisconsin GO	5.000%	11/1/19	3,100	3,595
Wisconsin GO	5.000%	5/1/20	5,250	6,149
Wisconsin GO	5.000%	11/1/20	7,400	8,750
Wisconsin GO	5.000%	5/1/24	9,045	10,825
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/18	850	956
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/20	820	950
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20	34,460	39,990
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,144
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	7,873
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,418
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,078
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,301
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	10,969
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17	3,500	3,520
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/17	1,000	1,072
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/18	1,000	1,117
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	845
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19	1,500	1,642
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/19	1,500	1,723

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20	5,335	6,156
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20	2,275	2,653
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21	2,485	2,916
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,024
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	813
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,161
Wisconsin Health & Educational Facilities Authority Revenue (Thedacare Inc. Obligated Group)	4.000%	12/15/16	525	553
Wisconsin Health & Educational Facilities Authority Revenue (Thedacare Inc. Obligated Group)	5.000%	12/15/18	500	565
Wisconsin Health & Educational Facilities Authority Revenue (Thedacare Inc. Obligated Group)	5.000%	12/15/21	800	945
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,546
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15 (4)	11,390	11,482
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,117
				269,248
Total Tax-Exempt Municipal Bonds (Cost $20,068,007)				20,316,361

			Shares
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
4 Vanguard Municipal Cash Management Fund (Cost $609,110)	0.037%		609,109,756	609,110
Total Investments (100.2%) (Cost $20,677,117)				20,925,471
Other Assets and Liabilities (–0.2%)
Other Assets				234,001
Liabilities				(280,073)
				(46,072)
Net Assets (100%)				20,879,399

At April 30, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				20,735,194
Undistributed Net Investment Income				44
Accumulated Net Realized Losses				(104,193)
Unrealized Appreciation (Depreciation)				248,354
Net Assets				20,879,399

Investor Shares—Net Assets
Applicable to 196,580,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,165,583
Net Asset Value Per Share—Investor Shares				$11.02

Admiral Shares—Net Assets
Applicable to 1,698,741,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				18,713,816
Net Asset Value Per Share—Admiral Shares				$11.02

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $1,072,950,000, representing 5.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.2%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,149
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,739
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	4,183
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,846
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	7,750
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	8,106
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	7,803
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	64,549
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	67,104
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	69,250
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	15,039
1 Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19	1,820	2,082
1 Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21	4,895	5,806
Auburn University Alabama General Fee Revenue	4.000%	6/1/15	2,500	2,508
Auburn University Alabama General Fee Revenue	5.000%	6/1/16	3,690	3,876
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	3,160	3,440
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,687
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,407
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,791
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,065
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,215
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,488
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,338
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,304
Birmingham AL GO	0.000%	3/1/32	5,000	5,027
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,020
Huntsville AL GO	5.000%	3/1/26	2,540	2,989
Huntsville AL GO	5.000%	5/1/33	5,000	5,658
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,053
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,669
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,200
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,112
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,450	6,050
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,934
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,861
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	597
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	795
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	787
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	8,700	8,807
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,571
				363,655
Alaska (0.1%)
Alaska GO	5.000%	8/1/24	5,000	6,055
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,663
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,318
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,340
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,500
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,781
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,093
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,876
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	12,640	12,642
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	1,000	1,030
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	12,755	13,142
				62,440
Arizona (2.4%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/16 (Prere.)	2,430	2,551
Arizona Board Regents Arizona State University System COP	5.000%	6/1/16 (Prere.)	4,310	4,524
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,563
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,310
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	1,115	1,302
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	7,545	9,075
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28	2,545	2,874
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,000	1,157
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	3,510	4,172

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,860	2,211
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,136
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,460
Arizona COP	5.000%	9/1/25 (4)	10,000	10,966
Arizona COP	5.000%	9/1/27 (4)	5,000	5,471
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	4,046
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,610
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,766
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	7,203
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24	10,000	10,965
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25	7,500	8,211
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.960%	2/5/20	12,500	12,846
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,193
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,793
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,441
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/26	3,000	3,525
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,813
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,264
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,227
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	16,009
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	34,300	34,853
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	26,755	27,186
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	25,460
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,025
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,588
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,646
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	10,000	12,125
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	12,000	14,681
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	27,590	34,024
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,924
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,924
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	11,500	12,563
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	16,300	17,806
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,924
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	7,540	8,237
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,643
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	9,537
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	10,583
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,614
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,614
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,287
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,880
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,363
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	7,580	8,624
3 Arizona Transportation Board Highway Revenue TOB VRDO	0.210%	5/7/15	6,695	6,695
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	4,156
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	7,331
Chandler AZ GO	4.000%	7/1/22	3,390	3,894
Chandler AZ GO	5.000%	7/1/23	3,400	4,187
Chandler AZ GO	5.000%	7/1/24	4,250	5,295
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,654
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,242
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,708
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,691
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,970
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,316
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,236
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,264
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,616
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,520
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,788
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,224
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,523
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,731
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,044
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,338
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/17 (Prere.)	4,235	4,623
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16	6,500	6,833
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	10,870

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,485
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,154
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/20	1,355	1,456
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/28	690	797
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/29	480	565
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/30	375	441
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,302
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,336
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,505
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,137
3 Mesa AZ Utility System Revenue TOB VRDO	0.120%	5/7/15	6,500	6,500
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,595
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,499
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	10,611
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,953
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	15,078
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,420	5,716
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	5,641
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,449
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,834
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/15 (Prere.)	4,200	4,233
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,000	13,337
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,000	8,581
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,770	9,604
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,000	10,969
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	7,000	8,435
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,500	2,988
Phoenix AZ GO	5.000%	7/1/20	5,150	5,630
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,483
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,626
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,258
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,246
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/22	2,000	2,454
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/23	1,000	1,241
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/25	1,000	1,238
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,953
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,029
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,015
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35	7,250	7,465
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	29
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,398
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,625
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,787
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,313
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,565
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,230
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	320
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,659
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,470
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,225
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	7,678
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,022
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	15,025
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,115
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,115
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,794
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,402
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,449
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,000	1,113
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,702
				1,015,419
Arkansas (0.1%)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	380	434
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	10,105	12,580
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,421
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,560
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,401

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,093
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,608
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,232
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,929
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,746
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	3,901
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	2,960
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,184
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,506
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,291
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,311
				47,157
California (12.3%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,556
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,136
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21	3,250	3,901
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,581
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/28	6,165	7,282
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	14,279
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,890
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	6,203
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	21,071
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	27,545
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,588
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.710%	4/1/20	12,500	12,505
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,339
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.810%	4/1/21	14,500	14,539
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,541
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.010%	5/1/23	13,500	13,603
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,330
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	5,103
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	7,790	8,162
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	5,000	5,239
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	23,496
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	22,454
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	23,524
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	19,250	21,598
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	10,000	11,735
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	2,695	2,891
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	5,000	5,364
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	15,000	18,693
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	10,000	12,582
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	15,000	18,128
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,500	3,011
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	23,126
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	37,069
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	21,252
California GO	5.000%	6/1/15 (Prere.)	3,000	3,012
California GO	6.000%	2/1/16	1,500	1,566
California GO	5.000%	4/1/16	10,000	10,437
California GO	5.000%	9/1/16	8,000	8,498
California GO	5.000%	3/1/17	3,000	3,244
California GO	5.000%	4/1/17	13,050	14,151
2 California GO	0.860%	5/1/17	3,500	3,524
California GO	5.500%	4/1/18	30,000	33,991
California GO	6.000%	4/1/18	11,480	13,187
California GO	5.000%	9/1/18	33,800	35,948
California GO	5.000%	12/1/18	85	85
California GO	5.000%	4/1/20	18,000	20,633
California GO	5.000%	8/1/20	18,970	20,441
California GO	5.000%	11/1/20 (14)	5,000	5,532
California GO	5.000%	12/1/21	16,365	18,147
California GO	5.000%	3/1/22	6,375	6,618
California GO	5.000%	3/1/22	26,540	32,053
California GO	5.250%	10/1/22	15,000	17,600
California GO	5.000%	12/1/22	11,000	13,434
California GO	5.000%	3/1/23	29,000	30,102
California GO	5.000%	9/1/23	9,770	11,987
California GO	5.000%	10/1/23	3,000	3,685
California GO	5.000%	11/1/23	28,000	34,431
California GO	5.000%	12/1/23	34,000	41,854

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	3/1/24	30,115	31,252
California GO	5.000%	3/1/24	30,000	36,743
California GO	5.000%	5/1/24	35,000	42,944
California GO	5.000%	10/1/24	19,500	21,673
California GO	5.000%	10/1/24	10,500	12,936
California GO	5.000%	12/1/24	5,640	6,834
California GO	5.000%	3/1/25	30,000	36,946
California GO	5.000%	10/1/25	20,000	23,985
California GO	5.000%	11/1/25	33,000	40,157
California GO	5.000%	12/1/25	5,490	6,661
California GO	5.500%	8/1/26	23,665	27,013
California GO	5.000%	10/1/26	31,140	36,996
California GO	5.000%	10/1/27	11,250	13,264
California GO	5.250%	10/1/27	26,440	31,174
California GO	5.000%	11/1/27	17,380	20,689
California GO	5.000%	2/1/28	12,500	14,618
California GO	5.000%	11/1/28	9,175	10,836
California GO	5.000%	12/1/28	3,575	4,227
California GO	5.750%	4/1/29	2,395	2,786
California GO	5.250%	9/1/29	10,460	12,516
California GO	5.000%	10/1/29	27,000	31,089
California GO	5.000%	10/1/29	4,445	4,921
California GO	5.000%	10/1/29	15,000	17,593
California GO	5.250%	3/1/30	29,500	34,357
California GO	5.000%	5/1/30	30,000	34,806
California GO	5.250%	9/1/30	25,480	30,258
California GO	5.750%	4/1/31	79,190	92,019
California GO	5.000%	10/1/31	24,000	27,870
California GO	5.000%	2/1/32	50,640	57,559
California GO	5.000%	10/1/32	11,000	12,715
California GO	5.000%	2/1/33	79,605	90,247
California GO	6.500%	4/1/33	54,500	64,972
California GO	5.000%	10/1/33	6,000	6,914
California GO	5.000%	10/1/34	10,000	11,480
California GO PUT	3.000%	12/1/19	6,000	6,381
3 California GO TOB VRDO	0.250%	5/7/15 (4)	11,000	11,000
California GO VRDO	0.110%	5/1/15 LOC	11,800	11,800
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/15 (Prere.)	5,790	5,838
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,490
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,291
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,204
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,214
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,285
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,318
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,521
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,486
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,186
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,793
California Health Facilities Financing Authority Revenue (Lucile Salter Packard
Children’s Hospitalat Stanford) PUT	1.450%	3/15/17	4,000	4,058
California Health Facilities Financing Authority Revenue (Lucile Salter Packard
Children’s Hospitalat Stanford) PUT	1.450%	3/15/17	5,000	5,072
3 California Health Facilities Financing Authority Revenue (Lucile Salter Packard
Children’s Hospitalat Stanford) TOB VRDO	0.140%	5/7/15	650	650
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/27	6,380	7,535
3 California Health Facilities Financing Authority Revenue (Providence Health Services) TOB VRDO	0.240%	5/7/15	9,480	9,480
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,190
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,612
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,061
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,682
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	30,092
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,252
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,721
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15	7,550	7,660
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,334
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,670
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,277
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,900
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.390%	4/1/16	18,000	18,016
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,138

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,757
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,740	1,926
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,050	5,566
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	9,635
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	3,516
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,443
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,100	3,112
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,620
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,599
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28	5,000	5,932
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29	2,000	2,385
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,793
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	914
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,102
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	12,009
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,493
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	6,023
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,120	3,605
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	15,251
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	9,269
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,846
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	12,356
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,457
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,641
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,750
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (ETM)	9,980	9,981
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,750	8,751
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	4,985	4,986
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	5,700	5,701
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	11,820	11,822
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	10,000	10,001
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,230	15,232
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,235	15,237
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,765	8,766
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	9,650	9,651
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	7,500	7,501
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,944
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,130
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,209
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24	13,665	16,625
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,075	3,564
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,999
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,835
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,912
California State University Systemwide Revenue	5.000%	11/1/26	14,775	16,830
California State University Systemwide Revenue	5.750%	11/1/27	5,000	5,870
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,691
California State University Systemwide Revenue	5.250%	11/1/29	7,790	9,136
California State University Systemwide Revenue	5.000%	11/1/30	24,850	29,180
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,303
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,262
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,642
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,625
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,161
California State University Systemwide Revenue	5.000%	11/1/34	24,190	27,905
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,001
California Statewide Communities Development Authority Revenue
(Daughters of Charity Health System)	5.250%	7/1/24	4,465	4,100
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	38,522
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,500	3,679
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,540	4,157
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,160	3,711
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	4,235	4,974
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	631
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,029
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	525
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	8,218
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	17,285

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,742
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	19,442
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,383
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,460
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,325
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,335
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,486
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,578
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/25	2,000	2,334
Cupertino CA Union School District GO	5.000%	8/1/30	2,000	2,382
Cupertino CA Union School District GO	5.000%	8/1/34	2,000	2,340
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,132
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/25	3,650	4,572
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/28	4,200	5,118
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31	2,410	2,837
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32	4,000	4,688
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,500	2,934
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,322
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,455
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	3,021
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,235
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,059
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,169
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,157
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,845
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,402
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,254
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,456
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,026
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,703
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,658
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,047
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	4,940
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	2,112
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,227
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,446
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	1,940
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	1,685
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	14,986
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,502
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,372
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	40,500	46,876
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,552
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,285
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,731
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	167
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	2,949
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/15	6,505	6,528
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/16	12,545	13,107
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	4,595	3,851
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	19,000	21,507
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	10,500	11,876
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,473
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,864
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,621
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,573
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	942
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,871
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	57
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	255	298
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	90	104
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	125	148
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,238
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,618
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,854
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,203
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,318
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,575
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	2,008
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	8,370
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,855

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,335
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	29,926
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,565
Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	11,836
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	35,908
Los Angeles CA Community College District GO	5.000%	8/1/31	24,100	28,244
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,163
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,036
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,026
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,115	3,491
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,643
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,643
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,960	4,439
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,705	6,685
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	15,014
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,808
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	7,985	9,543
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	26,144
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	12,786
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,967
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,486
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	9,000	9,456
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	24,035	25,364
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	7,692
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,281
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,375
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	7,028
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	8,002
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,938
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	24,512
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,138
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	24,332
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	31,945
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,267
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,810
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,080
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,609
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	24,174
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,498
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,646
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,237
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,246
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,415
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	10,754
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,794
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,654
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,488
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,699
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,269
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,674
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,359
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,351
Metropolitan Water District of Southern California Revenue PUT	2.000%	10/1/16	6,000	6,102
2 Metropolitan Water District of Southern California Revenue PUT	0.490%	3/27/18	3,000	3,000
2 Metropolitan Water District of Southern California Revenue PUT	0.490%	3/27/18	31,000	31,000
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,511
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,430
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,946
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,545
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	14,775	15,011
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,299
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,786
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,137
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,342
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,423
Orange County CA Sanitation District COP	5.000%	2/1/17 (Prere.)	2,500	2,694
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,159
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,072
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	9,290	9,302
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	11,356
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	13,534

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	12,353
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	7,046
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	4,479
Paramount CA Redevelopment Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,204
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,512
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,916
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	8,136
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	19,384
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,690
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,771
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,187
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,694
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,029
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,298
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	5,722
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	2,083
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	5,480	3,194
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	5,115
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	5,780
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,612
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,735	5,271
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	115	131
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	125	144
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	145	166
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	110	124
Sacramento CA Municipal Utility District Financing Authority Revenue (Cosumnes Project)	5.000%	7/1/18 (14)	2,000	2,108
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/24	720	823
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/26	1,200	1,372
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,836
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,614
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,172
Sacramento County CA GO	5.000%	2/1/17	4,650	4,928
Sacramento County CA GO	5.250%	2/1/18	6,140	6,755
Sacramento County CA GO	5.250%	2/1/19	4,940	5,492
Sacramento County CA GO	5.500%	2/1/20	4,700	5,358
1 Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26	1,000	1,228
1 Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28	1,100	1,318
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30	2,000	2,335
1 Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31	1,000	1,177
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31	3,000	3,487
1 Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35	1,000	1,155
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,232
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,336
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,484
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,566
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	14,755
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	16,893
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	16,816
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,716
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	10,007
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,658
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,685
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,635
San Diego CA Community College District GO	5.000%	8/1/27	8,350	10,013
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,873
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,576
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,121
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,845
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,702
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,835
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25	10,000	11,744
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28	2,000	2,291
1 San Diego CA Unified School District GO	5.000%	7/1/27	14,000	16,743
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	22,017
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	9,765
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,880
San Francisco CA City & County GO	5.000%	6/15/27	20,000	23,748
San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,058
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,085
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	5,000	5,843

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	9,135	10,610
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	6,374
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,922
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	11,428
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,342
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	14,000	15,813
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	14,211
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,086
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	10,315
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,629
San Jose CA Airport Revenue	5.000%	3/1/27	3,500	4,081
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,522
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	21,685
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	26,789
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	32,319
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,646
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,301
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	28,003
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,778
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,216
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	4,036
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,510
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,478
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,593
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/27	2,000	2,371
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/28	2,500	2,931
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/29	1,675	1,952
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25	1,000	1,099
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28	2,000	2,232
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	4,062
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,284
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	1,912
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,172
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,646
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/25	750	940
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26	700	863
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,205
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,000	1,195
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,000	1,188
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,182
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,763
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,757
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/34	3,905	4,556
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	3,082
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	2,030
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	7,389
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	5,170
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	6,074
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	10,374
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	4,480
Santa Monica CA Community College District GO	5.000%	8/1/27	5,145	6,112
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	4,575
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	7,774
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	7,236
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,874
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	11,748
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	11,713
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,921
Southern California Public Power Authority Revenue (Magnolia Power Project) VRDO	0.110%	5/7/15 LOC	16,000	16,000
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	9,000	10,482
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	375	441
State Center California Community College District GO	5.000%	8/1/27	2,265	2,745
State Center California Community College District GO	5.000%	8/1/29	6,005	7,146
State Center California Community College District GO	5.000%	8/1/30	3,335	3,946
State Center California Community College District GO	5.000%	8/1/31	5,070	5,969
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,809

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Sweetwater CA Unified School District GO TOB VRDO	0.130%	5/7/15 (13)	2,845	2,845
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,078
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,021
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,394
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,800
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,110
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,345
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,483
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,740
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,895
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,530
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	17,262
University of California Revenue	5.000%	5/15/21	10,625	10,752
University of California Revenue	5.000%	5/15/23	2,000	2,450
University of California Revenue	5.000%	5/15/23	3,000	3,670
University of California Revenue	5.000%	5/15/23	1,500	1,785
University of California Revenue	5.000%	5/15/26	12,915	15,192
University of California Revenue	5.000%	5/15/27	1,600	1,938
University of California Revenue	5.000%	5/15/27	6,010	7,255
University of California Revenue	5.000%	5/15/27	5,000	5,845
University of California Revenue	5.000%	5/15/28	5,500	6,589
University of California Revenue	5.000%	5/15/28	12,500	14,914
University of California Revenue	5.000%	5/15/28	25,995	30,347
University of California Revenue	5.000%	5/15/29	24,000	28,409
University of California Revenue	5.000%	5/15/30	2,830	3,262
University of California Revenue	5.000%	5/15/32	27,735	32,278
University of California Revenue	5.000%	5/15/32	21,800	24,945
University of California Revenue	4.000%	5/15/33	7,000	7,373
University of California Revenue	5.000%	5/15/33	31,200	35,605
University of California Revenue	5.000%	5/15/34	38,420	43,697
University of California Revenue PUT	5.000%	5/15/23	127,165	155,567
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	4,919
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	6,168
Ventura County CA Community College District GO	5.000%	8/1/24	1,070	1,342
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	5,891
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	5,967
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	5,601
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,220
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,214
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,187
Ventura County CA Public Financing Authority COP	5.625%	8/15/27	1,000	1,177
Ventura County CA Public Financing Authority COP	5.750%	8/15/28	1,750	2,074
Ventura County CA Public Financing Authority COP	5.750%	8/15/29	1,750	2,035
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,873
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,834
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,244
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	6,027
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,604
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,526
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (12)	3,000	2,840
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	3,862
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,354
West Contra Costa CA Unified School District GO	5.000%	8/1/27	2,405	2,827
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	3,172
West Contra Costa CA Unified School District GO	5.000%	8/1/29	3,500	4,056
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	2,491
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	7,004
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,318
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,167
				5,250,545
Colorado (1.3%)
Aurora CO COP	5.000%	12/1/19	1,050	1,206
Aurora CO COP	5.000%	12/1/20	2,000	2,276
Aurora CO COP	5.000%	12/1/21	3,505	4,033
Aurora CO COP	5.000%	12/1/22	4,730	5,425
Aurora CO COP	5.000%	12/1/23	4,465	5,110
Aurora CO COP	5.000%	12/1/24	4,215	4,824
Aurora CO COP	5.000%	12/1/25	5,475	6,251
Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/24	1,000	1,214
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,097
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,243

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,410
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,457
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	6,071
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	37,825	38,968
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,424
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	56,795
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	14,000	15,489
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,165
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.280%	5/1/15	5,300	5,300
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,274
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,826
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,856
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,080
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,176
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,515
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,122
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,517
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,106
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	7,077
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	15,286
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	23,916
3 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.260%	5/7/15	7,175	7,175
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,765
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,743
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,194
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,608
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,702
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,675
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,487
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,789
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,602
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	23,475
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,713
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	7,054
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	13,720
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	23,662
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	9,443
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,435	12,141
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	14,929
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,686
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,810
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,035
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,053
University of Colorado Enterprise System Revenue	5.000%	6/1/15 (Prere.)	6,515	6,542
University of Colorado Enterprise System Revenue	5.000%	6/1/15 (Prere.)	90	90
University of Colorado Enterprise System Revenue	5.000%	6/1/17 (Prere.)	5,785	6,302
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,000	2,344
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,750	3,223
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,500	1,814
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,250	1,489
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,085	2,465
University of Colorado Enterprise System Revenue	4.000%	6/1/28	5,600	6,073
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,000	2,373
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,480	2,911
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,250	2,653
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,445	2,815
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,720	3,119
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,850	2,110
University of Colorado Enterprise System Revenue	5.000%	6/1/32	1,950	2,211
University of Colorado Enterprise System Revenue	5.000%	6/1/33	3,155	3,568
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	6,914
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	11,450
				538,436
Connecticut (1.8%)
Connecticut GO	5.000%	5/1/15	1,865	1,865
2 Connecticut GO	0.610%	5/15/15	5,000	5,001
Connecticut GO	5.000%	11/1/15	5,000	5,122
Connecticut GO	5.000%	12/15/15	14,345	14,777
Connecticut GO	5.000%	4/15/16	13,725	14,348
2 Connecticut GO	0.760%	5/15/16	5,000	5,023

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Connecticut GO	0.760%	5/15/16	8,400	8,439
2 Connecticut GO	0.880%	5/15/17	5,000	5,036
Connecticut GO	5.000%	11/1/17	7,750	8,539
2 Connecticut GO	1.030%	5/15/18	14,100	14,240
Connecticut GO	5.000%	12/15/18	11,100	11,928
Connecticut GO	5.000%	3/15/20	7,770	9,009
2 Connecticut GO	1.360%	4/15/20	17,000	17,399
Connecticut GO	5.000%	11/1/20	4,970	5,835
2 Connecticut GO	0.860%	3/1/21	4,305	4,347
Connecticut GO	5.000%	11/1/21	5,000	5,943
Connecticut GO	4.000%	3/15/22	14,405	16,241
Connecticut GO	5.000%	4/15/22	6,005	7,164
Connecticut GO	5.000%	5/15/22	11,310	13,230
Connecticut GO	5.000%	6/1/22	8,010	9,577
Connecticut GO	5.000%	6/15/22	9,355	11,192
Connecticut GO	5.000%	9/1/22	15,000	18,007
Connecticut GO	5.000%	9/15/22	6,830	8,204
Connecticut GO	5.000%	11/15/22	5,000	6,022
Connecticut GO	5.000%	11/15/22	17,120	20,619
Connecticut GO	5.000%	3/15/23	18,315	22,030
Connecticut GO	5.000%	6/15/23	5,890	7,106
Connecticut GO	5.000%	11/1/23	10,000	11,676
Connecticut GO	5.000%	11/15/23	7,715	9,351
Connecticut GO	5.000%	11/15/23	14,275	17,302
Connecticut GO	5.000%	3/15/24	10,000	12,118
Connecticut GO	5.000%	6/1/24	10,000	11,880
Connecticut GO	5.000%	9/1/24	20,000	24,381
Connecticut GO	5.000%	10/15/24	10,805	12,907
Connecticut GO	5.000%	11/15/24	6,985	8,537
Connecticut GO	5.000%	11/15/24	10,025	12,253
Connecticut GO	5.000%	3/1/25	19,440	22,952
Connecticut GO	5.000%	9/1/25	19,395	23,433
Connecticut GO	5.000%	11/15/25	3,250	3,998
Connecticut GO	5.000%	9/1/26	13,170	15,658
Connecticut GO	5.000%	11/1/26	9,250	10,727
Connecticut GO	5.000%	3/15/27	12,000	14,263
Connecticut GO	5.000%	3/1/30	8,900	10,205
Connecticut GO	5.000%	3/1/31	10,500	11,996
Connecticut GO	4.000%	9/1/31	14,100	14,794
Connecticut GO	5.000%	4/15/32	4,000	4,542
Connecticut GO	5.000%	8/15/32	20,000	22,603
Connecticut GO	4.000%	9/1/32	18,455	19,229
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,363
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,355
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,883
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	7,819
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	5,000	6,044
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	13,580
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	12,210
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,445	23,026
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	14,027
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	9,627
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,000	17,431
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	10,000	11,582
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32	6,000	6,918
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	3,745	4,298
Hartford CT GO	5.000%	4/1/28	2,055	2,349
Hartford CT GO	5.000%	4/1/30	2,000	2,267
University of Connecticut GO	5.000%	2/15/26	9,000	10,808
University of Connecticut GO	5.000%	2/15/26	3,140	3,771
University of Connecticut GO	5.000%	2/15/27	8,000	9,523
University of Connecticut GO	5.000%	2/15/28	5,000	5,877
University of Connecticut GO	5.000%	2/15/29	9,010	10,504
				773,310
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,393
Delaware GO	5.000%	10/1/16	19,895	21,196
Delaware GO	5.000%	8/1/24	6,040	7,406
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29	10,000	11,344
University of Delaware Revenue	5.000%	11/1/22	1,000	1,154
				44,493

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,889
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,088
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,474
District of Columbia GO	5.000%	6/1/32	6,000	6,932
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,271
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,950
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	6,008
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	6,198
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	7,053
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,615
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	25,665
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	11,007
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	5,868
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,710
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,711
				127,439
Florida (6.3%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics Project)	5.000%	12/1/25	1,000	1,174
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics Project)	5.000%	12/1/26	1,250	1,456
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics Project)	5.000%	12/1/27	1,300	1,501
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics Project)	5.000%	12/1/34	22,000	24,290
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,850
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,905
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,289
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,455
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,787
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,738
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,830
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,046
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,077
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	2,989
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,550
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,894
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,671
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,721
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	4,991
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	9,932
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,427
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	5,042
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	5,298
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,560
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,176
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,306
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,120
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,552
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,621
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,345
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,783
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,243
Broward County FL GO	5.000%	1/1/20	9,185	10,706
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,255
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,905
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23	2,000	2,246
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	70,000	70,291
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,000	16,783
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,489
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	23,000	25,092
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/16	50,000	52,446
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/19	19,150	21,775
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/20	21,100	24,458
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,605
Florida Board of Education Capital Outlay GO	5.000%	6/1/22	7,050	8,521
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	12,545	12,771
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,590	11,799
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,235	11,437
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	5,410	5,508
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	5,305	5,402

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,493
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,135
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,163
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,056
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,815
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,789
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,858
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,600
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,370
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,105	4,122
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,205	4,223
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	5,563
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,339
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20	26,350	26,716
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	3,500	3,851
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,503
1 Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	35,250	42,091
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,674
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	10,000	12,086
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	8,000	9,778
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,459
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	9,088
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	19,840	24,435
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	20,515	25,151
Florida Board of Education Public Education Capital Outlay GO	4.500%	6/1/30 (2)	17,410	17,648
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,737
Florida Board of Education Public Education Capital Outlay GO	4.500%	6/1/35 (2)	29,000	29,396
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15 (Prere.)	10,000	10,179
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15 (Prere.)	10,045	10,225
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	8,929
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,584
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	9,025	9,871
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	11,244
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,319
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	9,475	10,363
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	11,767
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,973
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	9,950	10,854
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	12,359
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,445	5,915
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,936
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28	10,970	11,887
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,094
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,011
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,075
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16 (ETM)	50,000	52,735
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,581
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,983
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,517
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,428
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,651
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,301
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,550
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,225
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,504
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,795
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,303
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,212
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,277
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	6,783
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,079
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,939
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/23	1,320	1,534
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/24	1,110	1,290
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/25	1,350	1,570
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	841
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	128
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	149

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	267
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	195
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,026
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,026
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,026
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	500	513
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	875	897
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	135	139
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	740	759
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,310	1,344
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,700	1,744
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,313
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,245
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,380
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,497
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,087
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,468
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,328
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,498
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,549
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,008
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,798
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	3,650	3,876
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	12,300	13,906
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31	12,500	13,953
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	3,000	3,319
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	3,941
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	12,000	13,641
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	15,808
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	16,949
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,691
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,859
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	600	719
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	2,870
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	750	893
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	7,025	8,296
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	2,000	2,343
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	4,490	5,161
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,441
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,350
1 Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19	15,265	17,626
1 Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	22,255	26,190
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,020
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	7,078
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	2,000	2,338
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30	3,000	3,149
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,036
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,337

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,655
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,574
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,116
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,460
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,329
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,127
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,427
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	8,979
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,622
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,977
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,529
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,003
Lake County FL School Board COP	5.250%	6/1/15 (ETM)	4,075	4,093
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,059
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,719
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,994
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,403
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,687
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	531
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,064
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,256
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,573
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,905
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,347
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,762
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,838
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,639
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26 (4)	1,000	1,177
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28 (4)	3,055	3,529
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30 (4)	3,300	3,780
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32 (4)	1,820	2,069
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33 (4)	1,000	1,135
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34 (4)	1,000	1,133
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35 (4)	1,000	1,132
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,054
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,517
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,583
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,581
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,788
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,843
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,817
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,310
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,427
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,932
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,461
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,891
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,467
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,099
3 Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.150%	5/7/15	7,600	7,600
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,014
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,668
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,984
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	2,750	3,266
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,862
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,436
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,502
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	7,200	8,235
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,061
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	2,055	2,336
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,188
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,626
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23	4,000	4,756
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	4,250	5,077
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	3,750	4,438
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	3,250	3,816
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27	2,250	2,621
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31	2,000	2,267
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32	2,550	2,878
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33	5,000	5,634
Miami-Dade County FL Industrial Development Authority (Biscayne Properties LLC)	5.000%	6/1/30	2,350	2,517
Miami-Dade County FL Industrial Development Authority (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,890

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	9,775
	Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,526
	Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,280	3,498
	Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,655	2,831
	Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,500	2,666
	Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	5,025	5,359
	Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,500	3,732
	Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	6,161
	Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,867
	Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	27,960
	Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	30,644
	Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,728
	Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,352
	Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,277
	Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,537
	Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,171
	Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,396
	Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,351
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,431
[2,3]	Miami-Dade County FL School Board COP TOB PUT	0.460%	5/7/15 LOC	12,180	12,180
[2,3]	Miami-Dade County FL School Board COP TOB PUT	0.490%	5/7/15 LOC	15,760	15,760
[2,3]	Miami-Dade County FL School Board COP TOB PUT	0.490%	5/7/15 LOC	15,765	15,765
[2,3]	Miami-Dade County FL School Board COP TOB PUT	0.470%	6/11/15 LOC	27,245	27,245
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,691
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,048
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,341
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,750	3,178
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,984
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,841
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	9,966
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	2,715
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	11,236
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,000	13,408
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,469
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,063
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	15,037
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,354
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,816
3	Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.120%	5/1/15 LOC	9,175	9,175
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,618
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,363
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	9,113
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,250	7,103
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,867
	Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,666
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,099
	North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	4,089
	North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,604
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,220
	Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,446
	Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,194
	Orange County FL School Board COP	4.500%	8/1/26	8,400	9,157
	Orange County FL School Board COP	4.500%	8/1/27	7,000	7,607
	Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,545
	Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	20,861
	Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	16,793
	Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	18,085
	Orange County FL Tourist Development Revenue	5.000%	10/1/27 (2)	12,630	12,875
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27	7,780	8,943
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	3,500	3,972
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	13,030	14,724
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	5,000	5,577
	Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,998
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,906
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	688
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	966
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,102
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,414
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,043
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	850	984
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	1,250	1,453

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	1,000	1,166
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,950
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,759
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,333
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	6,606
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	6,778
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	15,000	17,239
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,753
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,625
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,223
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,326
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,029
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,473
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	2,937
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23	1,000	1,212
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24	1,550	1,894
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,438
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,290
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,167
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,773
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,111
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,315
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,296
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	5,911
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,183
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,252
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,497
St. Johns County FL Development Authority Revenue (Presbyterian
Retirement Communities Project)	5.750%	8/1/30	1,500	1,677
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,895
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/24	500	574
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/28	500	553
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/29	500	549
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,241
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	6,917
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	5,321
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/27	4,250	4,912
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/28	4,450	5,104
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20	9,710	9,755
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,324
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,646
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,423
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,622
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19	3,580	4,129
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21	18,420	21,178
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22	13,395	15,501
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	14,686	16,568
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,155
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,249
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,139
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,188
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,686
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,115
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,626
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,846
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,072
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,574
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,749
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,841
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	15,100	15,374
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	11,355	11,561
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	13,470	13,715
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,091

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,091
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,057
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	9,450	9,622
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,675	2,724
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29	2,300	2,815
1 University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,888
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,291
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,129
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,238
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30	1,750	1,958
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,537
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,190
Volusia County FL School Board COP	5.000%	8/1/24	500	596
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,992
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,097
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,902
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,697
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,422
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,668
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,249
				2,686,347
Georgia (2.2%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,637
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	11,568
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,600	1,942
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28	3,000	3,467
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,445
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,721
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,000	5,701
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	5,500	6,244
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,267
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,000	2,256
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,294
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,623
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,202
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,821
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,840
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,588
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,875
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,743
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,831
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,530
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,930
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,028
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,205
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	12,087
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,640
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,660
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,046
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,380
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,696
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,284
2 Atlanta GA Water & Wastewater Revenue PUT	1.621%	11/1/18	21,685	22,260
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,669
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	0.315%	1/1/24 (4)	2,350	2,247
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,129
Cherokee County GA Board of Education GO	5.000%	2/1/24	1,500	1,834
Cherokee County GA Board of Education GO	5.000%	2/1/25	2,500	3,090
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,175
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	8,450
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,948
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,286
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,151
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,743
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,375

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,617
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,689
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,792
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,569
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,606
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,961
Forsyth County GA GO	5.000%	3/1/20	2,145	2,509
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,950
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,434
Georgia GO	5.000%	7/1/15	28,875	29,113
Georgia GO	5.000%	7/1/15	15,000	15,124
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,195
Georgia GO	5.000%	10/1/15	16,495	16,830
Georgia GO	5.000%	12/1/15	10,000	10,283
Georgia GO	5.000%	7/1/16	5,300	5,344
Georgia GO	5.000%	7/1/16	2,705	2,854
Georgia GO	5.000%	7/1/16	18,290	19,295
Georgia GO	5.000%	7/1/16	8,625	9,099
Georgia GO	5.000%	7/1/20	14,920	17,634
Georgia GO	5.000%	7/1/20	3,000	3,546
Georgia GO	5.000%	7/1/20	10,000	11,819
Georgia GO	5.000%	11/1/20	9,240	11,006
Georgia GO	5.000%	10/1/21	8,000	9,668
Georgia GO	5.000%	1/1/22	9,415	11,412
Georgia GO	4.000%	10/1/22	2,150	2,488
Georgia GO	5.000%	2/1/23	28,720	35,273
Georgia GO	5.000%	7/1/23	20,160	24,458
Georgia GO	5.000%	2/1/25	3,000	3,696
Georgia GO	5.000%	2/1/27	10,000	12,089
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17 (14)	2,445	2,578
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	14,229
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,000	4,755
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,533
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	21,348
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	27,405
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	17,714
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,920
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	4,933
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	7,000	7,802
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/15	7,915	8,013
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,038
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,076
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,625
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,410
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,340	2,485
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	34
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	27,080
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,605
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	42,394
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	12,093
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/28	70	83
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,932
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,312
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,603
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,315
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,940
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,513
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16	3,480	3,597
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	51,440	58,994
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16	6,580	6,802
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	8,887
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,840
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,702
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,653
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,592
				929,096
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,742

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Hawaii (0.6%)
	Hawaii Airports System Revenue	5.250%	7/1/30	13,975	16,036
	Hawaii GO	5.000%	7/1/15 (Prere.)	45,035	45,404
	Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	4,693
	Hawaii GO	5.000%	3/1/16 (Prere.)	1,485	1,544
	Hawaii GO	5.000%	6/1/16	4,295	4,515
	Hawaii GO	5.000%	11/1/16	8,275	8,843
	Hawaii GO	5.000%	12/1/18	9,250	10,513
	Hawaii GO	5.000%	12/1/20	4,480	5,313
	Hawaii GO	5.000%	11/1/22	11,155	13,570
	Hawaii GO	5.000%	12/1/22	10,000	12,202
	Hawaii GO	5.000%	8/1/24	14,970	18,485
	Hawaii GO	5.000%	8/1/24	8,970	11,076
	Hawaii GO	5.000%	11/1/24	22,305	26,699
	Hawaii GO	5.000%	8/1/25	2,500	3,059
	Hawaii GO	5.000%	11/1/25	7,500	8,902
	Hawaii GO	5.000%	8/1/29	8,500	10,022
	Hawaii GO	5.000%	8/1/33	2,865	3,320
	Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,531
	Hawaii Highway Revenue	5.000%	1/1/33	2,065	2,390
	Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,682
	Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,275
	Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,953
	Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,375
	Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,889
	Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,337
	Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,918
	Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,212
	Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,847
	Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,649
	Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,259
	Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,411
	Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,894
					259,818
Idaho (0.1%)
	Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	871
	Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	329
	Idaho Bond Bank Authority Revenue	5.250%	9/15/24	1,245	1,422
	Idaho Bond Bank Authority Revenue	5.250%	9/15/26	715	813
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	14,182
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24	1,500	1,825
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25	2,750	3,330
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30	3,250	3,660
	Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,665
					32,097
Illinois (6.4%)
	Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,486
	Brookfield IL Revenue (Brookfield Zoo Project) VRDO	0.170%	5/7/15 LOC	30,720	30,720
	Chicago IL Board of Education GO	5.000%	12/1/16 (4)	3,085	3,260
	Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,032
	Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,709
	Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,811
	Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,607
	Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,098
	Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	6,944
	Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,609
	Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	20,914
	Chicago IL Board of Education GO	5.000%	12/1/21 (2)	14,500	15,077
	Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,631
	Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	11,017
	Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,186
	Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	2,005
	Chicago IL Board of Education GO	5.250%	12/1/25	8,000	8,087
	Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	13,366
	Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,641
	Chicago IL Board of Education GO	5.000%	12/1/33	17,500	16,665
2	Chicago IL Board of Education GO PUT	4.110%	3/1/17	11,700	11,768
[2,3]	Chicago IL Board of Education GO TOB PUT	0.510%	5/21/15 LOC	75,000	75,000
	Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,432
	Chicago IL GO	5.500%	1/1/17 (4)	18,430	19,641
	Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,599

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,580
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,866
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,215
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,270
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,257
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	39,551
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,943
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,018
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,929
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,168
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,145
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,451
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,438
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,366
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,107
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,098
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30 (4)	1,000	1,106
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31 (4)	1,095	1,207
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,517
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,408
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	24,501
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,833
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,136
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,795
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,066
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,454
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,448
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,497
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,755
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,555
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,158
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	4,019
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,813
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,364
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,343
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,598
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	19,315	19,890
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,576
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,222
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	15,393
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	11,407
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,136
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,231
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,565
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,972
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15	6,060	6,084
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,631
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,048
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	8,264
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,539
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,444
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,513
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	12,087
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	9,045
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	33,497
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	14,062
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	32,306
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	11,289
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	11,171
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,772
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,715
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,583
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,174
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,033
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,272
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,536
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,674
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,916
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,711
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,267
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,250

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,554
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,963
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,301
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,288
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,160
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,128
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,241
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,224
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,946
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,220
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,360
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,363
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,334
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,315
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,178
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,143
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,816
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,521
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,934
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,641
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,503
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,743
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,516
Cook County IL GO	5.000%	11/15/18	8,000	8,888
Cook County IL GO	5.000%	11/15/20	7,500	8,374
Cook County IL GO	5.000%	11/15/21	5,410	6,070
Cook County IL GO	5.250%	11/15/28	35,500	39,606
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,074
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,224
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,194
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	2,102
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,169
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,701
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,342
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,642
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	3,094
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,481
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	7,395
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/18 (Prere.)	3,000	3,518
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,692
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,272
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	7,404
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	10,000	11,322
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23	1,000	1,200
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	1,200	1,443
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28	3,885	4,515
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29	5,000	5,772
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	7,593
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,337
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,694
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	16,112
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28	1,290	1,395
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	7,993
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34	5,000	5,330
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	18,725	21,202
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	17,050
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	24,115
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,012
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,225	8,351
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	9,871
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	4,026
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,662
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,728
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,808
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,889
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	1,977
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,067
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	14,023
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,243
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,381
3 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.130%	5/1/15	1,605	1,605

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,000	2,314
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,296
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,000	5,420
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	11,856
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	26,881
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/18 (Prere.)	5,000	5,640
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/18 (Prere.)	3,000	3,461
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	8,355
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,455
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,758
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,000	4,684
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,618
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,000	1,139
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,685
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	2,700	2,916
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,821
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	13,279
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,707
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	11,554
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	0.120%	5/1/15 LOC	13,125	13,125
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,416
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,363
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	5,265	6,399
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,695
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	6,051
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,458
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	4,016
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	15,000	17,519
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	4,977
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	12,250	14,236
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,790
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	5,895
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	15,000	17,273
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	5,934
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	15,000	17,194
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,172
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	28,975	32,985
Illinois GO	2.000%	5/1/15	6,000	6,000
Illinois GO	5.000%	1/1/16	2,010	2,065
Illinois GO	5.000%	1/1/16	7,500	7,707
Illinois GO	5.000%	8/1/16	40,000	41,995
Illinois GO	5.000%	1/1/17	22,985	24,377
Illinois GO	5.000%	3/1/17	1,550	1,651
Illinois GO	5.000%	8/1/17	8,760	9,421
Illinois GO	5.000%	1/1/20 (4)	8,635	9,649
Illinois GO	5.000%	1/1/21 (4)	21,470	23,811
Illinois GO	5.250%	1/1/21	7,525	8,460
Illinois GO	5.000%	7/1/21	7,000	7,823
Illinois GO	5.000%	8/1/21	25,000	27,963
Illinois GO	5.000%	1/1/22	2,740	2,980
Illinois GO	5.000%	2/1/22	5,000	5,610
Illinois GO	5.000%	7/1/22	7,000	7,875
Illinois GO	5.000%	8/1/22 (4)	11,720	13,441
Illinois GO	5.000%	2/1/23	7,000	7,853
Illinois GO	5.000%	5/1/23	11,695	13,133
Illinois GO	5.000%	7/1/23	6,000	6,741
Illinois GO	5.000%	8/1/23	17,000	19,104
Illinois GO	5.000%	2/1/24	5,700	6,382
Illinois GO	5.500%	7/1/24	19,000	21,773
Illinois GO	5.000%	8/1/24	11,335	12,460
Illinois GO	5.000%	11/1/24 (2)	5,000	5,019
Illinois GO	5.000%	2/1/26	10,150	11,120
Illinois GO	5.000%	4/1/26 (2)	12,600	12,635
Illinois GO	5.000%	4/1/26 (4)	16,175	17,817
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.000%	6/1/26	5,100	5,304
Illinois GO	5.500%	7/1/26	7,000	7,934
Illinois GO	5.500%	7/1/27	8,000	8,995
Illinois GO	5.000%	4/1/28 (4)	4,515	4,894
Illinois GO	5.250%	2/1/29	8,750	9,470
Illinois GO	5.250%	2/1/30	13,000	14,020

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.250%	2/1/31	9,000	9,658
Illinois GO	5.250%	7/1/31	6,000	6,414
Illinois GO	5.000%	9/1/31	6,500	6,746
Illinois GO	5.000%	5/1/32	7,000	7,357
Illinois GO	5.000%	5/1/33	8,200	8,600
Illinois GO	5.500%	7/1/33 (4)	3,300	3,718
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,344
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,320
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	14,710
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,860
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,356
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,087
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,821
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,546
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,446
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,316
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,526
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	26,879
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,291
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	23,000	23,186
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,700	6,007
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,000	5,269
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	20,000	21,077
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,873
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,281
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,447
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,847
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,433
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,984
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,255
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	6,904
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,065
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,586
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,159
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,847
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,484
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,139
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,796
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,118
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,303
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	15,000	15,789
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/16	2,650	2,802
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/16	5,490	5,893
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	8,041
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/19	14,350	14,437
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	4,679
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	4,544
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	4,844
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,083
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,652
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,572
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,972
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,187
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	35,510
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,014
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	25,064
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,188
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	17,403
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	20,630
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,163
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	4,052
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	16,500
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/26	12,470	14,122
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	40,685	45,380
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15 (12)	2,800	2,790
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,848
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,475
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,484
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,535

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	37,000	43,308
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,779
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,105
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,822
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,227
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,092
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,358
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16 (14)	15,270	15,163
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,984
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,972
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,356
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,258
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,690
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,722
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,236
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,231
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	2,018
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	9,295
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,950
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	9,978
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	5,060
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	575
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	5,827
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	2,831
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,405
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,255
				2,753,049
Indiana (1.2%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	1/15/17 (Prere.)	5,695	6,122
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,919
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	145	170
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.300%	6/1/15	15,000	15,000
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/15 (ETM)	3,865	3,896
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,616
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,587
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/18	5,000	5,607
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/20	4,370	4,880
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/23	3,570	3,979
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/24	10,855	12,191
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/25	13,895	15,585
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/26	14,425	16,179
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/27	8,615	9,663
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	30,846
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,522
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,926
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,891
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,855
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,831
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,693
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,223
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,178
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,040
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,157
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,393
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	20,891
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	21,600
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,350
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,247
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,419
Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	12,277
Indiana Finance Authority Revenue	5.000%	2/1/25	6,000	7,433
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,426
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,173
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,290

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,133
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,546
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,455
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	7,132
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,210
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,170
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,526
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,655
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,661
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,184
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,724
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,546
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/24	2,000	2,070
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	14,000	14,483
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/26	18,475	19,098
3 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.120%	5/7/15	1,400	1,400
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	9,000	9,127
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,292
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,284
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,905
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,012
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,646
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,394
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,743
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,286
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,641
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,460
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,170
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,149
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,787
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,100
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,133
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,393
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,780
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,625
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,807
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,984
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22	1,425	1,594
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23	1,895	2,117
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25	2,085	2,332
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26	1,985	2,220
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,357
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,932
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,060
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,764
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	5,053
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	5,052
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,586
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,426
				501,259
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29	2,000	2,223
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31	2,000	2,224
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	15,091
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,214
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	7,453
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	51,500	54,959
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,921
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	7,262
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21	1,150	1,337
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22	2,100	2,471
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27	4,000	4,629
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,061
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,188
				126,033

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.7%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,872
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	420
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,651
2 Kansas Department of Transportation Highway Revenue	0.380%	9/1/15	6,750	6,755
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,000	12,329
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	16,222
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,000	16,937
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	13,672
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	18,539
Kansas Department of Transportation Highway Revenue VRDO	0.140%	5/7/15	15,800	15,800
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30	1,000	1,129
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31	1,000	1,106
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34	2,000	2,197
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,500	1,648
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24	2,800	3,070
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29	6,000	6,504
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	12,023
3 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.260%	5/7/15	8,000	8,000
Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,000	12,023
Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	11,787
Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,290	15,480
Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	27,154
Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	8,000
Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,025	7,908
Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	14,424
Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	16,671
Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,404
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	7,722
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	8,279
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	7,500	8,625
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,132
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,121
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	679
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,165	1,337
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,265	1,452
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,060	1,228
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,360	1,575
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,250
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	65	69
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	85	90
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	80	85
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	75	80
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	280	297
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	2,485	2,637
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18	935	992
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19	1,415	1,498
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20	1,420	1,503
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21	1,425	1,508
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24	4,775	5,042
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26	1,815	1,911
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,070
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	891
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,500	1,782
				317,580
Kentucky (0.8%)
2 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	1.860%	2/1/17	11,415	11,459
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,664
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,200
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,075

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Economic Development Finance Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	8,213
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,981
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,608
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,280
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,198
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.025%	2/1/20	40,000	40,018
Kentucky Economic Development Finance Authority Solid Waste Revenue (Republic Services Inc.
Project) PUT	0.300%	6/1/15	11,545	11,545
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27 (14)	4,425	5,076
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28 (14)	3,500	3,969
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29 (14)	4,000	4,516
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30 (14)	2,370	2,661
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	1,500	1,532
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	1,600	1,749
Kentucky Property & Building Commission Revenue	5.000%	10/1/17	1,170	1,285
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	9,452
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	8,033
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,764
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	5,153
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	5,078
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,000	40,773
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	6,215	7,110
Kentucky Property & Building Commission Revenue	5.000%	8/1/23	10,000	11,970
Kentucky Property & Building Commission Revenue	5.000%	11/1/23 (4)	5,120	5,738
Kentucky Property & Building Commission Revenue	5.000%	8/1/24	10,000	12,051
Kentucky Property & Building Commission Revenue	5.000%	11/1/24 (4)	5,000	5,604
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	4,995	5,692
Kentucky Property & Building Commission Revenue	5.000%	8/1/25	18,790	22,633
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/20	1,700	1,435
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/23	1,720	1,246
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22	1,000	1,206
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23	9,890	11,038
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	7,065	7,875
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	1,450	1,779
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25	7,000	7,794
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,513
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	5,972
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25	8,900	10,123
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	16,203
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	9,841
Warren County KY Hospital Revenue (Bowling Green-Warren County Community
Hospital Corp. Project)	5.000%	4/1/20	1,180	1,336
Warren County KY Hospital Revenue (Bowling Green-Warren County Community
Hospital Corp. Project)	5.000%	4/1/28	4,000	4,496
				360,937
Louisiana (1.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,159
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,148
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,143
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,423
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/15	2,600	2,600
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19 (Prere.)	5,165	5,965
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,184
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,078
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,108
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,166
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20	1,000	1,123
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21	1,000	1,122
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,167
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (2)	20,000	20,926
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,277
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,440
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,201
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,993

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,559
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,806
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,593
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,123
Louisiana Gasoline & Fuel Tax Revenue PUT	0.675%	5/1/18	31,500	31,733
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,531
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	26,407
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	10,229
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	27,931
Louisiana GO	5.000%	11/15/17	10,000	11,066
Louisiana GO	5.000%	11/15/17	17,040	18,856
Louisiana GO	5.000%	8/1/25	7,625	9,302
Louisiana GO	5.000%	12/1/26	7,870	9,526
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,739
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,538
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	3,909
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,828
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,230
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,658
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,295
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,951
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,121
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,580
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	18,270
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	5,738
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	5,100
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/31	7,055	7,877
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/32	8,440	9,370
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29	4,000	4,519
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30	4,930	5,555
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/31	2,485	2,795
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,062
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,619
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	16,040
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,512
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,445	6,388
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,000	5,816
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,344
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	3,650	4,174
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,658
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,146
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,141
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,909
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,655
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,071
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,631
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,675
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,412
New Orleans LA GO	5.000%	12/1/23	2,250	2,530
New Orleans LA GO	5.000%	12/1/24	2,500	2,815
New Orleans LA GO	5.000%	12/1/25	2,500	2,798
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,258
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,530
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,561
New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,828
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,180
New Orleans LA Water Revenue	5.000%	12/1/24	550	649
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,360

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,129
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,886
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,631
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	11,235
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	14,119
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,588
				543,308
Maine (0.1%)
Maine GO	5.000%	6/1/16	3,770	3,964
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,440
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,413
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,649
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,130
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,123
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,112
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,794
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,107
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,892
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,306
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,372
				22,302
Maryland (2.2%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,161
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,181
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,177
Anne Arundel County MD GO	5.000%	4/1/20	830	974
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,647
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,647
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,248
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,357
Anne Arundel County MD GO	5.000%	4/1/21	2,590	3,097
Baltimore County MD GO	5.000%	8/1/19	3,000	3,469
Baltimore County MD GO	5.000%	2/1/20	1,000	1,170
Baltimore County MD GO	5.000%	8/1/21	2,600	3,131
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,796
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,985
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,853
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,461
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,027
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,809
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,195
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,380
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,179
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,723
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,283
Howard County MD GO	5.000%	8/15/20	14,125	16,742
Howard County MD GO	5.000%	8/15/21	14,440	17,383
Howard County MD GO	5.000%	8/15/24	4,500	5,407
Maryland Department of Transportation Revenue	5.000%	6/1/15	1,825	1,833
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	7,062
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	15,445
Maryland GO	5.000%	8/1/15	3,225	3,265
Maryland GO	5.000%	8/1/15	19,620	19,861
Maryland GO	5.000%	3/1/16	2,900	3,015
Maryland GO	5.000%	8/1/16	1,100	1,164
Maryland GO	5.000%	8/1/16	1,010	1,069
Maryland GO	5.000%	8/1/16	10,000	10,584
Maryland GO	4.000%	8/15/16	3,025	3,167
Maryland GO	5.000%	3/1/17	3,440	3,718
Maryland GO	5.000%	8/1/17	20,000	21,930
Maryland GO	5.000%	3/15/18	20,000	22,333
Maryland GO	4.500%	8/1/18	35,465	39,447
Maryland GO	5.000%	8/1/19	5,015	5,800
Maryland GO	5.000%	3/1/20	12,450	14,597
Maryland GO	5.000%	3/1/20	14,640	17,165
Maryland GO	5.000%	3/15/20	9,615	11,284
Maryland GO	5.250%	8/1/20	4,000	4,787
Maryland GO	5.000%	3/1/21	31,755	37,954
Maryland GO	4.000%	8/1/21	43,490	49,656
Maryland GO	5.000%	8/1/21	16,350	19,691
Maryland GO	5.000%	3/1/22	32,550	39,495

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/22	71,720	87,686
Maryland GO	5.000%	8/1/22	4,500	5,502
Maryland GO	5.000%	3/1/23	37,360	45,088
Maryland GO	4.000%	8/1/23	15,375	17,673
Maryland GO	5.000%	8/1/23	71,995	89,003
Maryland GO	5.000%	8/1/24	3,000	3,750
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	932
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,046
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	5.000%	5/15/15	3,500	3,507
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,102
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	7,080	7,974
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,411
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,574
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,099
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,268
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,778
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,904
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,623
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,224
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	963
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,216
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,916
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.120%	5/7/15 LOC	31,060	31,060
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,599
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,167
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,300
Montgomery County MD GO	5.000%	7/1/15	15,000	15,124
Montgomery County MD GO	5.000%	7/1/16	1,500	1,582
Montgomery County MD GO	5.000%	7/1/17	3,460	3,784
Montgomery County MD GO	5.000%	7/1/21	2,275	2,736
Montgomery County MD GO	5.000%	11/1/22	25,765	31,614
Montgomery County MD GO	5.000%	11/1/23	25,000	31,010
Montgomery County MD GO	5.000%	11/1/26	8,300	10,198
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,553
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,004
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,262
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	8,845
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	9,146
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.875%	7/1/23	4,720	4,844
				954,871
Massachusetts (3.6%)
Boston MA GO	5.000%	4/1/16	3,410	3,560
Boston MA GO	5.000%	8/1/17	5,035	5,523
Boston MA GO	5.000%	2/1/23	4,760	5,714
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	17,344
Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.210%	5/7/15	40,896	40,895
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,500
Massachusetts College Building Authority Revenue	5.125%	5/1/28	1,420	1,601
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,353
Massachusetts College Building Authority Revenue	5.250%	5/1/29	2,250	2,548
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,540
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	6,913
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,028
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,734
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,419
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,478
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,335
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,364
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,024
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,424

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,525
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,693
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,796
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,232
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,298
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,986
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,798
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	16,929
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23	1,230	1,368
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24	1,310	1,459
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25	2,770	3,089
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	8,805	9,375
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,985
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,976
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	12,161
Massachusetts Federal Highway Revenue	5.000%	6/15/23	10,000	12,270
Massachusetts Federal Highway Revenue	5.000%	6/15/24	20,000	24,740
Massachusetts GO	5.000%	8/1/15	11,745	11,890
Massachusetts GO	5.250%	8/1/15	5,000	5,065
2 Massachusetts GO	0.560%	9/1/15	6,500	6,501
Massachusetts GO	5.000%	9/1/15	14,360	14,595
2 Massachusetts GO	0.400%	2/1/16	41,060	41,090
Massachusetts GO	5.250%	8/1/16	5,615	5,959
2 Massachusetts GO	0.630%	9/1/16	2,000	2,005
Massachusetts GO	5.000%	9/1/16	7,710	8,184
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	26,352
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	78,518
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	53,779
Massachusetts GO	5.000%	8/1/17	24,060	26,343
Massachusetts GO	5.500%	11/1/17 (14)	20,100	22,445
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,817
Massachusetts GO	5.500%	11/1/17	10,000	11,167
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,714
Massachusetts GO	5.500%	10/1/18	9,500	10,906
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,375
Massachusetts GO	5.250%	8/1/21	20,870	25,317
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,392
Massachusetts GO	5.000%	8/1/22	14,000	17,001
Massachusetts GO	5.000%	8/1/24	65,150	80,411
Massachusetts GO	5.000%	8/1/25	20,000	24,012
Massachusetts GO	0.721%	11/1/25	22,000	21,561
Massachusetts GO	5.000%	4/1/27	18,000	21,140
Massachusetts GO	5.000%	4/1/29	26,675	30,862
Massachusetts GO	4.000%	11/1/29	21,235	22,520
Massachusetts GO	4.000%	11/1/30	45,000	47,385
Massachusetts GO	0.105%	12/1/30 (14)	8,000	7,530
Massachusetts GO	0.105%	12/1/30 (14)	10,200	9,601
Massachusetts GO	5.000%	9/1/31	5,770	6,683
2 Massachusetts GO PUT	0.410%	8/1/17	49,000	48,914
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,361
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	2,123
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28	16,110	17,049
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,798
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,171
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,920
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,081
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,363
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,627
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,225
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,280
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,824
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.250%	7/1/25	6,815	6,860
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,659
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,467
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,027
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,594
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,681
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,851
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	41,673
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	6,896

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (ETM)	10,000	10,140
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,057
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	3,935
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	4,883
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	23,255	23,582
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,105	1,120
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	24,052
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,947
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	38,854
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,358
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,173
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,725
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,812
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (3)	29,860	37,157
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	13,842
Massachusetts Special Obligation Revenue	5.000%	6/15/15 (ETM)	10,000	10,059
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	7,180
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	16,430	20,283
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24	7,665	9,552
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	27,280	30,121
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	24,973
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28	2,350	2,732
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,729
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	3,500	4,053
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,716
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	2,000	2,307
3 Massachusetts Water Resources Authority Revenue TOB VRDO	0.230%	5/7/15 LOC	37,985	37,985
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,487
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,985
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,908
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	13,297
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,620
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	13,202
University of Massachusetts Building Authority Revenue	5.000%	11/1/15 (Prere.)	25,625	26,242
				1,551,609
Michigan (2.8%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,137
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,653
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,417
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,258
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,209
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,580
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,584
Detroit MI GO	5.000%	4/1/16 (12)	533	547
Detroit MI GO	5.000%	4/1/16 (12)	2,907	2,980
Detroit MI GO	5.000%	4/1/17 (12)	555	582
Detroit MI GO	5.000%	4/1/17 (12)	3,025	3,172
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	12,000	12,100
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	4,500	5,066
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,428
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,661
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,223
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,119
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,598
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	20,203
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,175
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,180
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	3,250	3,714
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	6,085
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30	1,750	1,991
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,750	5,394
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,662
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,687
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	9,797
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,162
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,565
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,893
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,471
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,827
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,015
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,335

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,347
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,835
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,886
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,937
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,920
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,799
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24	7,000	8,344
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25	3,000	3,516
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	6,500	7,349
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30	11,000	12,312
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32	13,570	14,986
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (4)	20,000	23,128
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,382
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,996
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (4)	15,000	17,435
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,113
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	8,500	9,722
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,352
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	7,000	7,885
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	16,500	18,114
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	15,000	16,382
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	10,000	10,881
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	7,500	8,131
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	10,000	10,833
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23	1,000	1,177
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24	1,000	1,183
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25	1,500	1,771
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26	1,000	1,172
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27	800	926
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28	1,000	1,152
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29	1,000	1,152
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30	2,580	2,938
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31	2,655	3,014
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	0.000%	10/15/18	50,740	50,622
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	0.000%	10/15/20	25,000	24,910
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,492
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,269
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,370
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,583
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,542
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	963
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	1,300	1,554
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	489
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,560	1,845
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,359
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	452
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,716
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	4,750	5,659
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,500	4,152
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	12,500	14,110
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	71,051
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	56,836
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	44,940
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,507
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	8,963
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	2,930	2,963
Michigan GO	5.000%	5/1/17	33,880	36,770
Michigan GO	5.250%	9/15/25 (4)	10,810	11,903
Michigan GO	5.250%	9/15/26 (4)	12,805	14,080
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/27	3,330	3,958
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,409
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,490
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,568
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24	5,000	5,675
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29	15,775	17,864
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,263
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,926
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	2,500	2,742
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,874
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,759
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,060

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27	8,000	9,122
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,462
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,720
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,479
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/23	1,250	1,500
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/24	1,500	1,806
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/25	1,250	1,487
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/26	2,000	2,353
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/27	1,700	1,972
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/28	1,250	1,440
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/29	2,500	2,863
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,674
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,423
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,522
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	35,415
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	8.000%	9/1/18 (Prere.)	13,900	17,065
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19 (ETM)	20,000	23,511
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19 (Prere.)	25,000	30,291
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,500	2,961
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,000	2,379
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,225	2,563
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,389
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,541
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,052
University of Michigan Revenue	5.000%	4/1/17	30,000	32,518
2 University of Michigan Revenue PUT	0.540%	4/2/18	25,000	25,000
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,333
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,628
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,358
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,610
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,331
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,244
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,042
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,741
				1,220,023
Minnesota (0.9%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	1,970
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,465
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,798
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	2,068
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,495
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,462
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,734
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,945
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.160%	5/1/15 (4)	25,500	25,500
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,623
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,280	2,611
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,846
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,500	2,830
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18	15,000	16,580
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28	15,500	18,113
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	8,160
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	9,150
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,824
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	6,002

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	8,224
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,740
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	12,215
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	2,998
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	4,883
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,044
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,881
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,249
Minnesota COP	5.000%	6/1/17	7,745	8,106
Minnesota COP	5.000%	6/1/18	7,135	7,497
Minnesota COP	5.000%	6/1/19	8,540	8,973
Minnesota COP	5.000%	6/1/28	3,225	3,815
Minnesota COP	5.000%	6/1/29	3,385	3,979
Minnesota COP	5.000%	6/1/30	3,405	3,981
Minnesota COP	5.000%	6/1/32	3,670	4,250
Minnesota COP	5.000%	6/1/33	3,615	4,174
Minnesota COP	5.000%	6/1/34	3,820	4,394
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,950
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,118
Minnesota GO	5.000%	11/1/15	19,775	20,255
Minnesota GO	5.000%	12/1/15	8,150	8,380
Minnesota GO	5.000%	12/1/16	5,145	5,513
Minnesota GO	5.000%	8/1/17	1,000	1,096
Minnesota GO	5.000%	10/1/21 (Prere.)	155	187
Minnesota GO	5.000%	10/1/24	9,845	11,744
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,190
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,792
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,901
Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,589
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30	2,000	2,218
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/23	2,000	2,396
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/24	1,500	1,804
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	5,720
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,377
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	24,294
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,672
University of Minnesota Revenue	5.000%	12/1/15	16,235	16,694
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,326
University of Minnesota Revenue	5.000%	4/1/22	500	569
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,875
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,951
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,318
				399,508
Mississippi (0.3%)
Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)	5.000%	3/1/23	1,000	1,201
Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)	5.000%	3/1/24	1,625	1,963
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	2,991
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	2,991
Mississippi GO	5.500%	12/1/16	3,435	3,708
Mississippi GO	5.000%	12/1/17 (Prere.)	10,000	11,062
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	18,684
Mississippi GO	5.000%	10/1/26	10,000	12,283
Mississippi GO	5.000%	10/1/27	13,270	16,177
Mississippi GO	5.000%	10/1/30	12,035	13,832
Mississippi GO	5.000%	10/1/31	11,735	13,490
Mississippi GO	5.000%	12/1/31	11,250	13,015
Mississippi GO	5.000%	12/1/32	7,000	8,064
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,739
University of Southern Mississippi S.M. Educational Building Corp. Revenue
(Athletics Facilities Improvements Project)	5.000%	3/1/17 (Prere.)	10,000	10,800
				133,000
Missouri (1.0%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/33	7,500	8,523
Cape Girardeau County MO Industrial Development Authority of the Health
Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,140
Cape Girardeau County MO Industrial Development Authority of the Health
Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,093
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,151
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,169
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30	3,000	3,236

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31	6,415	6,887
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,891
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,174
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	5,913
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	17,000	19,928
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	10,000	11,614
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,770
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,729
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,342
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,830
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	6,965
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.130%	5/1/15	3,200	3,200
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.750%	6/1/25	3,230	3,243
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,369
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,134
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21	2,845	3,249
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22	3,490	4,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23	3,690	4,181
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24	3,320	3,721
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,728
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	6,069
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,000	3,542
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,000	4,679
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	4,055
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	4,000	4,608
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,567
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,397
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,621
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	9,213
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,583
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	21,329
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	33,883
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	0.420%	6/1/31 (2)	7,800	7,127
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	0.418%	6/1/31 (2)	1,000	914
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,368
3 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.120%	5/7/15	8,915	8,915
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.120%	5/1/15	1,930	1,930
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/19	2,000	2,282
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,000	18,705
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,800	3,321
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,387
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,250	3,795
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,595
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,703
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,322
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	11,309
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/17 (Prere.)	12,225	13,117
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/17 (Prere.)	15,730	16,878
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	1,350	1,616
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,600	1,913
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	4,036
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/23	4,885	5,987
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,500	3,090
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,997
				407,033
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,925	2,975

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,413
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	150,000	172,392
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,095

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	931
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,507
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,134
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,494
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,588
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,505
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,383
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,785
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	3,109
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,032
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	8,000	8,863
Nebraska Public Power District Revenue	5.000%	1/1/24	1,900	2,226
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,127
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,254
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,153
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,402
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,243
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,341
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,643
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,594
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,394
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,578
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,668
3 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.210%	5/7/15	9,510	9,510
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,844
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,963
				261,171
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,655
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,854
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,314
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,854
Clark County NV GO	5.000%	7/1/21	6,075	7,221
Clark County NV GO	5.000%	7/1/33	7,915	8,946
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	6,578
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	5,873
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,693
Clark County NV School District GO	5.000%	6/15/20	14,335	15,784
Clark County NV School District GO	5.000%	6/15/21	8,980	9,875
Clark County NV School District GO	5.000%	6/15/22	14,655	16,100
Clark County NV School District GO	5.000%	6/15/23	16,360	17,942
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,568
Clark County NV School District GO	5.000%	6/15/25	12,445	13,784
Clark County NV School District GO	5.000%	6/15/26	29,900	33,060
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,355
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,446
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,250
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	16,141
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	15,343
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,220
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,092
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,083
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,255
Las Vegas Valley Water District Nevada GO	4.750%	6/1/33 (4)	10,000	10,390
Nevada GO	5.000%	11/1/23	28,500	34,838
Nevada GO	5.000%	11/1/25	34,000	41,700
Reno NV Health Facility Revenue (Dignity Health Obligated Group)	5.250%	7/1/31	4,000	4,225
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28 (2)	1,750	1,928
				350,367
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,644
New Hampshire GO	5.000%	2/15/18	1,010	1,122
New Hampshire GO	5.000%	2/15/19	1,010	1,150
New Hampshire GO	5.000%	8/15/19	1,500	1,729
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,425
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,205
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,325

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/32	6,000	6,346
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	2,500	2,675
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	11,538
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire) VRDO	0.150%	5/1/15	12,300	12,300
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	11,441
				59,900
New Jersey (3.9%)
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,432
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,490
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,635
Jersey City NJ GO	5.000%	3/1/16	1,390	1,440
Jersey City NJ GO	5.000%	3/1/20	1,610	1,833
Jersey City NJ GO	5.000%	3/1/21	1,200	1,379
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,988
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,577
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,146
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,501
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,808
New Jersey COP	5.000%	6/15/17	4,840	5,178
New Jersey COP	5.250%	6/15/28	4,675	5,210
New Jersey COP	5.250%	6/15/29	1,000	1,114
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,649
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,438
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,158
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,252
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,232
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,598
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	1,695	1,748
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	2,405	2,476
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	40,618
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	24,626
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	19,339
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,731
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,008
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,455
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	60,393
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,100
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,276
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	21,160
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,516
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,340
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,880
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,347
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,463
3 New Jersey Economic Development Authority Revenue (School Facilities Construction)
TOB VRDO	0.230%	5/7/15 (12)	3,065	3,065
New Jersey Economic Development Authority Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.110%	5/1/15	12,600	12,600
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	28,276
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16	4,700	4,958
1 New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/19	7,280	8,405
1 New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	8,300	9,815
1 New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	6,785	8,168
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,508
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,401
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,052
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,627
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,298
New Jersey GO	5.250%	7/1/15 (4)	3,500	3,530
New Jersey GO	5.250%	7/15/15 (2)	8,500	8,590
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,586
New Jersey GO	5.000%	8/15/20	30,000	34,390
3 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	64,700	64,700

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	17,400	17,400
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21	8,140	9,440
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,973
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,956
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	12,505	14,325
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,536
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	2,735	3,056
New Jersey Health Care Facilities Financing Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,468
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	8,844
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,623
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	4,117
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19	2,610	2,886
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20	2,120	2,376
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22	1,500	1,679
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	12,860	14,636
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.120%	5/7/15 LOC	4,700	4,700
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/20	3,000	3,502
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,363
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/22	2,000	2,354
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/26	1,000	1,134
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/26	5,000	5,546
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	2,010
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/29	3,365	3,492
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,753
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	5,225	5,527
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	110
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	10,642
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	22
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,231
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	6,500	6,616
New Jersey Transportation Corp. COP	5.250%	9/15/15 (ETM)	10,000	10,187
New Jersey Transportation Corp. COP	5.250%	9/15/15 (ETM)	3,800	3,871
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	5,335	5,440
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	7,270	7,413
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/15 (Prere.)	17,680	17,792
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,803
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,357
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	16,226
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,608
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	28,205
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,040	1,167
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	7,000	8,078
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	27,915	31,309
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,254
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	30,000	34,302
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	11,000	12,397
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,315
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	9,620	10,985
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,675
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	30,900	34,961
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	2,500	2,829
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	22,000	25,259
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	29,630
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	20,000	22,269

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	72,680	45,787
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	630
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	48,285	27,198
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/28	19,620	20,860
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,746
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29	12,500	13,228
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	6,000	6,649
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	13,000	13,795
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	4,250	4,597
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	3,000	1,272
3 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.210%	5/7/15 LOC	32,510	32,510
3 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.220%	5/7/15 (4)	9,970	9,970
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	22,188
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,065
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,104
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,351
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	22,927
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,282
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16 (ETM)	2,400	2,563
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	5,190	5,506
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,502
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,754
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,141
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,180
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,324
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,642
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,088
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,268
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,078
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,075
Sussex County NJ GO	5.000%	2/15/23	5,485	6,663
Sussex County NJ GO	5.000%	2/15/24	4,356	5,331
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	11,425	11,468
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	14,585	15,233
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	17,103
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	18,402
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,805	33,159
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	54,697	54,760
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	28,410	27,323
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	243,000	59,239
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,314
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,366
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,082
				1,655,875
New Mexico (0.3%)
Farmington NM Pollution Control Revenue (Southern California Edison Co.
Four Corners Project) PUT	1.875%	4/1/20	16,000	15,961
Farmington NM Pollution Control Revenue (Southern California Edison Co.
Four Corners Project) PUT	1.875%	4/1/20	35,000	34,881
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	17,969
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,644
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,736
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,684
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	7,786
New Mexico GO	5.000%	3/1/23	15,925	19,519
New Mexico GO	5.000%	3/1/24	15,000	18,594
				124,774
New York (14.7%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,274
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,811
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,900
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,836
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,000
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,500	1,500
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	7,946
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	10,009

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	7,370
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,889
Freeport NY GO	5.000%	1/15/20	2,070	2,387
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	2,900	3,096
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	1,335	1,425
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,392
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25	20,000	22,516
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	11,113
2 Long Island NY Power Authority Electric System Revenue PUT	0.775%	11/1/18	18,650	18,686
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/16	4,630	4,848
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20	3,500	4,080
Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/23	2,475	2,513
Nassau County NY GO	5.000%	4/1/22	14,850	17,471
Nassau County NY GO	4.000%	10/1/22	8,755	9,552
Nassau County NY GO	5.000%	4/1/23	15,665	18,481
Nassau County NY GO	4.000%	10/1/23	5,245	5,657
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21	2,605	2,994
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,574
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,532
New York City NY GO	5.000%	6/1/15 (Prere.)	5,145	5,165
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,140
New York City NY GO	5.000%	2/1/16 (Prere.)	35	36
New York City NY GO	5.000%	8/1/16 (Prere.)	225	238
New York City NY GO	5.000%	8/1/16	5,000	5,291
New York City NY GO	5.000%	2/1/17 (Prere.)	8,425	9,084
New York City NY GO	5.000%	8/1/17 (Prere.)	115	126
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,706
New York City NY GO	5.000%	8/1/17	7,610	8,318
New York City NY GO	5.000%	10/1/17 (Prere.)	185	204
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,426
New York City NY GO	5.000%	6/1/19	8,675	9,908
New York City NY GO	5.000%	8/1/19	17,870	20,482
New York City NY GO	5.000%	8/1/19	12,130	13,326
New York City NY GO	5.000%	8/1/19	5,000	5,731
New York City NY GO	5.000%	8/1/19	4,500	5,158
New York City NY GO	5.000%	8/1/19	3,100	3,553
New York City NY GO	5.000%	8/1/20	3,895	4,277
New York City NY GO	5.000%	8/1/20	8,445	9,272
New York City NY GO	5.000%	8/1/20	32,355	37,314
New York City NY GO	5.250%	9/1/20	4,565	5,189
New York City NY GO	5.000%	10/1/20	1,260	1,391
New York City NY GO	5.000%	2/1/21	3,875	4,176
New York City NY GO	5.250%	3/1/21	4,255	4,885
New York City NY GO	5.000%	8/1/21	22,840	24,186
New York City NY GO	5.000%	8/1/21	9,600	10,534
New York City NY GO	5.000%	8/1/21	59,135	68,119
New York City NY GO	5.000%	8/1/21	15,750	18,478
New York City NY GO	5.000%	8/1/21	13,965	14,466
New York City NY GO	5.250%	9/1/21	14,250	16,197
New York City NY GO	5.000%	10/1/21	7,545	8,987
New York City NY GO	5.000%	8/1/22	2,500	2,994
New York City NY GO	5.000%	8/1/22	6,740	8,071
New York City NY GO	5.000%	8/1/22	7,050	7,733
New York City NY GO	5.000%	8/1/22	32,000	36,772
New York City NY GO	5.000%	8/1/22	7,415	8,879
New York City NY GO	5.000%	8/1/22	6,400	7,664
New York City NY GO	5.000%	8/1/22	18,475	21,522
New York City NY GO	5.000%	8/1/22	6,020	7,013
New York City NY GO	5.250%	8/15/22	25,250	28,609
New York City NY GO	5.000%	8/1/23	11,000	13,225
New York City NY GO	5.000%	8/1/23	2,000	2,294
New York City NY GO	5.000%	8/1/23	3,690	4,469
New York City NY GO	5.000%	8/1/23	7,740	9,374

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/23	3,905	4,713
New York City NY GO	5.000%	8/1/23	5,650	6,818
New York City NY GO	5.250%	8/15/23	21,820	24,654
New York City NY GO	5.000%	10/1/23	4,430	5,341
New York City NY GO	5.000%	4/1/24	17,335	20,563
New York City NY GO	5.000%	8/1/24	8,085	9,368
New York City NY GO	5.000%	8/1/24	5,310	6,242
New York City NY GO	5.000%	8/1/24	4,000	4,772
New York City NY GO	5.000%	8/1/24	20,000	24,263
New York City NY GO	5.250%	8/15/24	23,815	26,843
New York City NY GO	5.000%	10/1/24	4,500	5,384
New York City NY GO	5.000%	10/1/24	5,000	5,894
New York City NY GO	5.000%	8/1/25	5,000	5,922
New York City NY GO	5.000%	8/1/25	3,300	3,870
New York City NY GO	5.000%	10/1/25	10,985	13,045
New York City NY GO	5.000%	4/1/26	3,590	4,075
New York City NY GO	5.000%	4/1/26	10,000	11,648
New York City NY GO	5.000%	8/1/26	10,000	11,995
New York City NY GO	5.000%	8/1/26	5,000	5,856
New York City NY GO	5.000%	8/1/26	9,735	11,481
New York City NY GO	5.000%	8/1/26	1,455	1,665
New York City NY GO	5.000%	8/1/26	14,215	16,765
New York City NY GO	5.000%	10/1/26	23,890	28,053
New York City NY GO	5.000%	4/1/27	14,780	17,066
2 New York City NY GO	0.510%	8/1/27	16,500	16,500
New York City NY GO	5.000%	8/1/27	9,235	10,952
New York City NY GO	5.000%	8/1/27	6,585	7,673
New York City NY GO	5.000%	8/1/27	4,705	5,413
New York City NY GO	5.000%	10/1/27	15,000	17,456
New York City NY GO	5.000%	8/1/28	18,000	20,599
New York City NY GO	5.000%	8/1/28	9,300	10,875
New York City NY GO	5.000%	3/1/29	27,590	31,937
New York City NY GO	5.000%	5/15/29	7,900	8,945
New York City NY GO	5.000%	8/1/29	9,715	11,179
New York City NY GO	5.000%	3/1/30	16,230	18,705
New York City NY GO	5.000%	8/1/30	5,380	6,234
New York City NY GO	5.000%	8/1/30	10,655	12,211
New York City NY GO	5.000%	8/1/30	6,845	7,844
New York City NY GO	5.000%	8/1/30	23,000	26,489
New York City NY GO	5.000%	3/1/31	33,315	38,229
New York City NY GO	5.450%	4/1/31	6,560	7,518
New York City NY GO	5.000%	10/1/31	34,050	39,006
New York City NY GO	5.000%	8/1/32	5,000	5,776
New York City NY GO	5.000%	8/1/32	1,475	1,675
New York City NY GO	5.000%	8/1/33	5,000	5,758
New York City NY GO	4.500%	8/1/35 (2)	17,500	17,661
New York City NY GO VRDO	0.120%	5/1/15	13,700	13,700
New York City NY GO VRDO	0.120%	5/1/15	18,115	18,115
New York City NY GO VRDO	0.130%	5/1/15 LOC	8,700	8,700
New York City NY GO VRDO	0.130%	5/1/15	14,900	14,900
New York City NY GO VRDO	0.130%	5/1/15 LOC	17,600	17,600
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	3,972
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	21,290
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,285
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,410
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	25,321
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,339
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48	9,000	9,118
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/15 (Prere.)	4,895	4,923
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	30,458
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	41,191
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	11,800	14,323
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,902
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,176
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,989
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	47,689
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,492
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	2,605	2,620
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	34,152
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,019
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,343

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,911
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,309
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	56,930
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	11,853
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.120%	5/7/15	2,015	2,015
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.260%	5/7/15	21,055	21,055
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/15	5,000	5,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/15	3,080	3,080
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	5/1/15	6,700	6,700
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	6,000	7,229
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16	2,925	3,025
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	5,150	5,541
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	6,931
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,390
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	5,027
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,955
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,852
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	14,902
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,131
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	11,968
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	9,312
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	5,236
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,905
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	3,895
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	10,646
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	20,450
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	6,873
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,505
3 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.110%	5/7/15 LOC	9,950	9,950
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/15	6,000	6,074
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)	80	82
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	920	943
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,196
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,436
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	54,029
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,643
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	4,580	4,986
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	8,965	9,908
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	12,000	13,262
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,668
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	15,000	17,004
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	11,409
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,941
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	13,500	15,942
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	19,235
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	30,000	35,037
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	11,090	12,734
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,740	20,258
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	14,000	17,106
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	7,016
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	12,220	15,028
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	18,412
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,184
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	17,192
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	13,770	16,973
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	12,363
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	6,000	7,104
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	5,011
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,493
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,903
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,903
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,552
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,965
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	3,099
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	10,139
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,888
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	15,000	17,910
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,682
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,688

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	29,672
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	11,622
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,000	5,896
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	13,946
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	9,160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	21,837
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	28,149
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	14,473
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	15,849
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	18,877
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,942
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	19,903
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	13,914
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	18,160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	31,289
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	25,039
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.120%	5/1/15	3,700	3,700
New York City NY Trust for Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.140%	5/1/15	3,400	3,400
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	8,618
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,012
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,883
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	16,112
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,260
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	2,685	2,966
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	19,543
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23 (4)	10,000	10,990
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,490
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	7,956
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	5,000	6,038
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/24 (14)	9,005	9,218
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,781
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,505	7,829
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,250	2,504
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	10,000	12,121
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/25 (14)	9,435	9,658
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,668
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	36,924
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,330	1,558
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,750
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	17,502
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,355	6,329
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	2,300	2,677
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	3,000	3,331
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,850	4,477
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,695	1,963
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,500	1,684
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,885	4,309
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27	22,625	26,350
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	17,526
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28	9,000	10,482
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	15,764
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	23,975
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	14,695
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	10,260	11,839
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	13,821
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	28,335
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	8,821
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	9,744
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	5,500	6,239
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,480	6,174
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	12,705	14,315
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	14,670
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,000	5,700
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	21,971
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	23,432
3 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.120%	5/7/15 (13)	6,550	6,550
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.860%	11/1/17	18,000	18,077
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.060%	11/1/19	8,000	8,066
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,282

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,317
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,598
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,948
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,643
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,507
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,365
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,414
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/15	17,315	17,473
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,753
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	25,240	27,242
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,526
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,360
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,955
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,337
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	9,210
2 New York Metropolitan Transportation Authority Revenue PUT	0.820%	11/1/16	12,500	12,555
2 New York Metropolitan Transportation Authority Revenue PUT	0.960%	11/1/17	8,845	8,916
2 New York Metropolitan Transportation Authority Revenue PUT	0.470%	11/15/17	26,200	26,213
New York Metropolitan Transportation Authority Revenue VRDO	0.130%	5/1/15 LOC	8,150	8,150
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,628
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,308
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24	2,000	2,345
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,545
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,320	2,692
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,450
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	4,991
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/18 (Prere.)	2,570	2,894
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	430	482
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20 (Prere.)	215	254
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	4,785	5,575
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	6,174
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	6,914
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	23,428
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,216
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,859
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,380
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	18,000	18,913
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,746
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,135
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,132
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,000	3,376
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	5,661
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,195	3,407
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	15,587
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	3,052
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,953
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,500	1,726
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/23 (14)	4,000	4,359
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	3,300	3,591
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/27 (14)	8,000	8,676
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16 (14)	3,500	3,720
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/18 (Prere.)	2,000	2,252
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	2,004
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	3,968
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/16 (Prere.)	16,430	17,466
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/16 (Prere.)	9,770	10,386
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,362
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	41,169
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	23
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	33,000	36,723
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/20	2,000	2,376
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,060	14,090
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	34,650	38,530
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,694
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	8,500	10,308

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,885	43,969
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	5,615	6,745
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	8,500	10,319
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	390	413
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	20,000	24,741
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	23,375	27,503
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,000	12,023
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	230	244
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	7,500	9,179
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	20,859
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	3,050
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	12,284
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	10,035	11,943
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	36,158
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,242
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,565	2,761
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	5,790	6,386
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	22,553
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	29,173
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	11,661
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	28,766
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,145
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	20,245	23,143
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,000	11,552
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	36,765
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	20,740	23,985
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	19,643
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,524
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,214
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	20,000	23,114
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	11,512
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	36,795	41,876
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.120%	5/7/15	30,000	30,000
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,891
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	4,019
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	11,547
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	11,745
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,488
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	889
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	599
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	8,187
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	19,470
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,203
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,478
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	22,889
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,499
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,788
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,171
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,941
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,174
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,160
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	862
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,207
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,799
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	467
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	570
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	227
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	481
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	564
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	12,948
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,830
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	20,345
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,489
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15	680	681
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	11,073
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	10,865	12,560
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,456
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,150
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,650	3,242
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	0.114%	5/1/32 (10)	6,000	5,513

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	0.114%	5/1/32 (10)	3,000	2,719
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	9,500	9,585
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,232
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	18,117
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,989
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	17,518
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,426
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	20,682
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	30,350
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,212
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,016
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	12
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,507
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	4,119
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	7,112
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,900
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,196
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,184
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,129
New York State GO	4.500%	2/1/17	14,125	15,125
New York State GO	4.500%	2/1/18	24,735	27,174
New York State GO	4.500%	2/1/19	10,670	11,998
New York State GO	5.000%	2/1/30	3,000	3,432
New York State GO	5.000%	2/15/30	20,000	23,188
New York State Housing Finance Agency Housing Revenue (Gotham West Housing) VRDO	0.120%	5/7/15 LOC	20,000	20,000
New York State Housing Finance Agency Revenue (160 Madison Avenue) VRDO	0.120%	5/1/15 LOC	5,415	5,415
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.110%	5/7/15 LOC	5,095	5,095
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	4,100	4,384
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	1,025	1,096
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	7,622
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,872
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,827
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,018
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,082
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,885
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	670	683
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	800	816
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	8,351
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	4,330	4,417
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,762
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,195	5,300
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,205
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,550
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,119
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,719
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,487
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,662
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,078
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,866
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,988
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,575
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,062
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	24,890	28,052
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27	7,115	7,837
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	7,894
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	26,378
New York State Urban Development Corp Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,691

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue	5.000%	12/15/15	4,000	4,122
New York State Urban Development Corp. Revenue	5.000%	1/1/16	22,360	23,079
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	12,928
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	40,277
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,472
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	9,915
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,263
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	2,954
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,833
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	27,000	30,020
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	22,701
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	47,395
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	42,445
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,210
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,397
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	22,590
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	26,083
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,522
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	7,945
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	43,543
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	63,458
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	48,140
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,799
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,860
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,130
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,459
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	31,935
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,229
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,708
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	34,980
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	8,863
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	26,894
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	4,119
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,863
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	9,473
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	13,168
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,920
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	16,897
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	5/7/15	17,700	17,700
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.120%	5/7/15	36,615	36,615
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17	250	267
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	305
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	387
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,250	1,492
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	21,752
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	1,000	1,149
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	25,819
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.119%	5/7/15 (2)	4,375	3,987
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	15,063
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	13,040	13,702
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,439
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	3,000	3,083
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/16	3,000	3,097
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	2,000	2,143
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	5/15/18 (Prere.)	4,550	5,106
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	28,108
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	17,745
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	17,612
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	7,415	8,339
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15	20,000	20,455
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	8,194
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	38,860
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	5,140	6,001
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	289
Westchester County NY GO	5.000%	7/1/21	12,075	14,537
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,111
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	1,000	1,156
				6,311,487

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.1%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/19	2,515	2,879
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20	5,280	6,166
Charlotte NC COP	5.000%	6/1/16	2,000	2,102
Charlotte NC GO	5.000%	7/1/16	5,000	5,275
Charlotte NC GO	5.000%	7/1/22	3,280	4,003
Charlotte NC GO	5.000%	7/1/23	3,355	4,055
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.120%	5/7/15 LOC	20,620	20,620
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,663
Guilford County NC GO	5.000%	3/1/22	3,220	3,905
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,829
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,867
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,369
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,141
Mecklenburg County NC GO	5.000%	2/1/17	3,635	3,916
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,081
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,248
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,337
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	11,017
3 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.110%	5/7/15	550	550
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.120%	5/7/15 LOC	1,125	1,125
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,542
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	12,066
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	17,754
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,987
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,024
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	35,167
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,869
North Carolina Eastern Municipal Power Agency Power Systems Revenue	3.000%	1/1/16	1,815	1,848
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	4,000	4,126
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	1,500	1,547
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	5,000	5,157
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	22,510	25,346
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,431
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,724
North Carolina GO	5.000%	6/1/16	15,050	15,820
North Carolina GO	5.000%	9/1/16	1,165	1,237
North Carolina GO	5.000%	3/1/17	1,925	2,080
North Carolina GO	5.000%	3/1/17 (Prere.)	700	757
North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	10,051
North Carolina GO	5.000%	6/1/19	5,000	5,757
North Carolina GO	4.000%	5/1/23	39,470	45,640
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/17 (Prere.)	10,000	10,758
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,415
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/21	8,610	9,934
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/22	9,155	10,584
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,724
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,437
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,286
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	13,845
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,593
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,741
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,695
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,088
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,166
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18	5,000	5,558
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19	3,085	3,408
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	2,000	2,195
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	4,500	5,002
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,222
University of North Carolina University System Revenue	5.250%	10/1/27	1,720	1,964
University of North Carolina University System Revenue	5.250%	10/1/28	1,590	1,826
Wake County NC GO	5.000%	3/1/21	3,125	3,737
Wake County NC Limited Obligation Revenue	5.000%	6/1/28	3,000	3,403
				464,659

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,794
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,196
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,554
				4,544
Ohio (2.7%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32	7,500	8,295
Akron OH GO	5.000%	12/1/15 (Prere.)	5,300	5,448
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,756
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,989
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,484
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16 (ETM)	2,845	2,951
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16	1,155	1,198
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17 (ETM)	3,885	4,188
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	3,105
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	16,520	18,500
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,912
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	11,253
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,138
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,787
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,992
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,219
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,011
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	17,813
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	14,892
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,894
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,708
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	22,345	18,997
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,353
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,480
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,914
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,728
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,256
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	5,686
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,433
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	11,271
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,910
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,142
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	2,365	2,526
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,900	4,165
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	7,300	7,796
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,875	4,138
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,780	4,037
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	2,135	2,275
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	3,555	3,785
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	6,765	7,194
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	3,630	3,854
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	3,570	3,790
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,856
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,958
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,642
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,683
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	5,919
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,704
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	10,141
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage &
Service Center LLC Project) VRDO	0.120%	5/7/15 LOC	19,275	19,275
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.120%	5/7/15	1,000	1,000
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,078
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,417
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,201
Columbus OH GO	5.000%	7/1/16	2,500	2,637
Columbus OH GO	5.000%	2/15/22	3,000	3,633
Columbus OH GO	5.000%	8/15/24	10,295	12,797
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/24	1,325	1,542
3 Cuyahoga County OH (Convention Hotel Project) COP TOB VRDO	0.160%	5/7/15	10,000	10,000
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	8,200
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,460
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,463

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,821
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,380
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,401
Cuyahoga OH Community College District Revenue	5.000%	8/1/22	6,610	7,620
Cuyahoga OH Community College District Revenue	5.000%	8/1/23	3,470	3,992
Cuyahoga OH Community College District Revenue	5.000%	8/1/24	2,500	2,868
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,909
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,593
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	11,890
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	6,000	7,063
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	7,000	8,200
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29	5,000	5,832
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	8,640	10,016
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	10,000	11,529
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32	10,000	11,476
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33	10,000	11,440
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	5/7/15	11,300	11,300
Hamilton County OH Economic Development Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati Lessee Project)	5.000%	6/1/33 (14)	5,000	5,198
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,532
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	24,010
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	19,775
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,013
Huber Heights OH City School District GO	4.875%	12/1/27	150	171
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,142
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,138
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,134
Kent State University OH Revenue	5.000%	5/1/30	1,750	1,979
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,513
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,458
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,458
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,117
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,117
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,041
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,041
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,700
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,218
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,269
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.100%	5/7/15 LOC	2,400	2,400
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.130%	5/1/15	11,300	11,300
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.130%	5/1/15	6,185	6,185
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,792
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26	1,975	2,231
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17	5,565	6,050
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,641
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement
Fund Projects)	5.000%	2/1/23	2,075	2,498
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,160
Ohio Common Schools GO VRDO	0.090%	5/7/15	1,360	1,360
Ohio GO	5.000%	3/15/16 (Prere.)	12,755	13,284
Ohio GO	5.000%	3/15/16 (Prere.)	13,000	13,539
Ohio GO	5.000%	5/1/16 (Prere.)	7,710	8,074
Ohio GO	5.000%	8/1/16	3,000	3,174
Ohio GO	5.000%	9/1/16	2,870	3,046
Ohio GO	5.000%	9/15/16	5,415	5,756
Ohio GO	5.000%	9/15/16	5,130	5,453
Ohio GO	5.000%	9/15/19	9,025	10,444
Ohio GO	5.000%	4/1/21	4,440	5,237
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	7,405	7,755
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve
University Project) VRDO	0.120%	5/1/15	11,000	11,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/29	4,500	5,107
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	0.110%	5/1/15	6,500	6,500
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	0.110%	5/1/15	5,600	5,600
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,392
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,043
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	27,763
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	2,500	2,678
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	11,529

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	11,904
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	10,347
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	12,993
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.120%	5/7/15	12,400	12,400
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	1,530	1,599
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	5,000	5,264
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16 (4)	5,000	5,264
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/18 (Prere.)	4,000	4,551
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,235	6,322
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	3,839
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27	3,150	3,716
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28	3,310	3,865
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29	3,475	4,030
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	285
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	251
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	4,089
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,537
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,041
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,281
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,475
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,143
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/18 (Prere.)	3,585	4,026
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,786
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,687
3 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.210%	5/7/15	5,900	5,900
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,033
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,104
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,373
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,830
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,938
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,907
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,280
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,540
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,790
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,462
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,971
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,612
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	9,130
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,792
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,835
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,262
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,255
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,842
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31	2,175	2,452
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,192
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,956
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,309
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,140
				1,171,814
Oklahoma (0.3%)
Norman OK Regional Hospital Authority Revenue	0.158%	9/1/22 (14)	13,050	12,202
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	18,070	18,215
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	12,000	12,096
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/22	1,350	1,633
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,500	3,056
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,848
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,654
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	2,500	3,008
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,000	3,577
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,000	2,361
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	2,933
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	2,920
Oklahoma City OK GO	5.000%	3/1/17	7,335	7,923
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,500	1,838
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	4,944
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	5,786
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	13,639
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/25	2,000	2,408

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/26	1,000	1,187
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/27	1,750	2,061
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/28	1,750	2,033
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/29	1,750	2,024
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,181
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/31	1,495	1,719
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32	3,770	4,314
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	6,055	6,933
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,512
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,349
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,175
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,552
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,284
University of Oklahoma Revenue	5.000%	7/1/32	670	762
				142,127
Oregon (0.9%)
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30	550	609
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,724
Multnomah County OR School District GO	5.000%	6/15/19	18,000	20,664
Multnomah County OR School District GO	5.000%	6/15/20	21,515	25,225
Multnomah County OR School District GO	5.000%	6/15/21	36,255	43,273
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,130	3,591
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	1,750	2,008
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	2,220	2,547
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,520	4,039
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,316
Oregon Department of Administrative Services COP	5.000%	11/1/20	9,660	11,199
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	1,750	1,826
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	6,147
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	3,500	4,281
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	2,110	2,581
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	1,430	1,749
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	6,355	7,774
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24	7,000	8,605
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,440	6,778
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,500	6,853
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	2,130	2,606
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	8,015	9,807
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	8,000	9,530
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	12,677
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	7,158
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,377
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,342
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,000	3,752
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27	2,000	2,409
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28	5,500	6,571
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29	9,500	11,301
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	2,500	2,958
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	6,085	7,158
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	8,951
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,196
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,507
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,120
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,000	2,321
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,881
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,628
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27	595	687
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29	750	848
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30	700	787
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31	700	785
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32	1,000	1,115
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33	1,100	1,224
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34	1,280	1,420
1 Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35	1,200	1,324
Oregon GO	5.000%	5/1/15	2,475	2,475
Oregon GO	5.000%	5/1/15	4,000	4,001
Oregon GO	5.000%	5/1/15	1,500	1,500

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO	5.000%	11/1/15	5,860	6,003
Oregon GO	5.000%	5/1/16	1,750	1,833
Oregon GO	5.000%	5/1/18	1,500	1,681
Oregon GO	5.000%	11/1/18	3,750	4,258
Oregon GO	5.000%	5/1/19	2,770	3,183
Oregon GO	5.000%	5/1/26	1,570	1,870
Oregon GO	5.000%	5/1/26	1,490	1,775
Oregon GO	5.000%	5/1/27	2,415	2,867
Oregon GO	5.000%	5/1/27	2,460	2,920
Oregon GO	5.000%	5/1/28	5,165	6,113
Oregon GO	5.000%	5/1/28	2,755	3,261
Oregon GO	5.000%	5/1/29	2,890	3,377
Oregon GO	5.000%	5/1/30	5,685	6,566
Oregon GO	5.000%	5/1/31	2,915	3,370
Oregon GO	5.000%	5/1/31	3,370	3,865
Oregon GO	5.000%	5/1/31	1,760	2,018
Oregon GO	5.000%	5/1/32	2,060	2,372
Oregon GO	5.000%	11/1/32	1,440	1,670
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	1,650	1,988
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	2,585	3,114
Oregon GO (Oregon University System Projects)	5.250%	8/1/29	2,725	3,245
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,050	2,421
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,865	3,384
Oregon GO (Oregon University System Projects)	5.250%	8/1/31	3,015	3,545
Port of Portland OR International Airport Revenue	5.000%	7/1/29	1,650	1,936
Port of Portland OR International Airport Revenue	5.000%	7/1/30	1,000	1,163
Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,065	1,227
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,000	3,440
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	11,840
				386,510
Pennsylvania (3.8%)
Allegheny County PA GO	3.000%	12/1/15	8,480	8,619
Allegheny County PA GO	5.000%	11/1/29	15,000	16,981
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,290	1,461
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	2,720	3,069
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.891%	2/1/21	16,645	16,669
3 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.110%	5/7/15 LOC	7,000	7,000
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,082
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,130
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,519
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,064
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,237
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,554
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,576
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,338
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/19 (15)	2,000	2,275
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,648
Central Bucks PA School District GO	5.000%	5/15/20	2,270	2,661
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,529
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,108
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,539
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	1,008
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,715	8,527
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	2,375	2,537
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	2,735	3,018
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	3,415	3,853
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	4,190	4,739
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	14,800	17,171
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,007
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,186
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,376
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	2,070	2,129
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,605
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,501

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22	3,500	3,652
Middletown PA School District GO	5.000%	3/1/31	3,030	3,412
Middletown PA School District GO	5.000%	3/1/32	3,375	3,787
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	7,886
Montgomery County PA GO VRDO	0.130%	5/1/15	15,000	15,000
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	7,000	8,003
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	6,368
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27	6,000	6,787
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	8,500	9,378
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,682
Moon Industrial Development Authority Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.120%	5/7/15 LOC	20,750	20,750
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,116
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/21	1,000	1,114
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22	1,000	1,115
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/23	1,500	1,664
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/24	3,000	3,321
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	905	948
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/23	3,110	3,610
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	19,069
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,491
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,594
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,600
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,540
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,510
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,901
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,732
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,754
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,244
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,254
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	23,051
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21	7,000	7,928
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,000	15,814
Pennsylvania GO	5.000%	5/1/15	16,000	16,002
Pennsylvania GO	5.000%	8/1/15	5,120	5,183
Pennsylvania GO	5.000%	5/1/19	15,000	17,049
Pennsylvania GO	5.000%	7/1/19	14,925	17,028
Pennsylvania GO	5.000%	6/1/21	20,000	23,552
Pennsylvania GO	5.000%	7/1/21	32,365	38,159
Pennsylvania GO	5.375%	7/1/21	4,950	5,944
Pennsylvania GO	5.000%	6/1/22	19,450	23,180
Pennsylvania GO	5.000%	11/15/23	4,705	5,555
Pennsylvania GO	5.000%	4/1/25	7,500	8,885
Pennsylvania GO	5.000%	3/15/28	36,000	42,341
Pennsylvania GO	4.000%	10/15/28	11,550	12,392
Pennsylvania GO	4.000%	6/15/30	24,400	25,579
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,981
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	2,109
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,922
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,225
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,734
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,477
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,625
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,878
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,884
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,401
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,316
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,283
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,502
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,363
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,934
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,381
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	799
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,869

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	561
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,115
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/23	8,220	10,083
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/24	7,000	8,666
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/25	5,000	6,235
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	4,625	5,695
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	9,550	11,760
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/28	2,405	2,751
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	558
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,187
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,274
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,755
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	13,865
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,955
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	10,600	11,353
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	11,130	11,920
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	11,585	12,408
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,439
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	7,011
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,664
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,094
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24	1,825	2,142
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	2,190	2,548
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	2,165	2,493
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,475
3 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.130%	5/7/15	2,000	2,000
2 Pennsylvania Turnpike Commission Revenue	1.380%	12/1/20	22,700	23,280
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,152
2 Pennsylvania Turnpike Commission Revenue	1.090%	12/1/21	37,500	37,865
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,179
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,352
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,766
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	4,009
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24	4,715	5,370
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,761
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,983
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,620
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,425
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,153
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,622
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,687
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,299
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,562
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	28,970
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,300
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,133
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,661
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	35,248
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,672
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,331
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,530
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	25,948
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	2,908
3 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.230%	5/7/15 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16	3,000	3,165
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,271
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,034
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	23,273
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	13,871
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	28,408
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.120%	5/4/15	21,200	21,200

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	6.250%	7/1/23	9,100	9,726
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	4,275	4,470
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	6,040	6,197
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	4,007
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,591
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	18,971
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,019
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,259
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,631
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,321
Philadelphia PA School District GO VRDO	0.110%	5/7/15 LOC	4,000	4,000
Philadelphia PA School District GO VRDO	0.120%	5/7/15 LOC	1,895	1,895
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,453
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,743
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,400
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,590
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,477
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.220%	5/7/15 (4)	23,045	23,045
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,179
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	19,769
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	14,227
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	6,973
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,686
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,533
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,542
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/24 (15)	2,635	3,138
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/25 (15)	2,880	3,420
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/26 (15)	3,445	4,040
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/27 (15)	3,130	3,633
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue	5.000%	9/15/17	3,990	4,381
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.000%	9/15/19	2,575	2,963
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	9/15/23	9,000	10,422
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/27	12,500	14,454
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/28	2,375	2,745
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/29	11,250	12,962
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,355
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,495
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,981
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/32	15,000	16,917
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,160
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,333
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,546
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,621
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,673
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	6,902
				1,641,428
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	35,473
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,253
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,291
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,151
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	17,520
Puerto Rico Highway and Transportation Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	6,160
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	300
				107,148
Rhode Island (0.3%)
3 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.200%	5/7/15 LOC	2,600	2,600
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,158
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,736

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,260
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,618
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,425
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.500%	9/1/28	6,000	6,588
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	6.000%	9/1/33	5,500	6,153
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26 (4)	4,900	5,045
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,127
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,501
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,797
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	9,600	9,553
				110,561
South Carolina (1.3%)
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,310
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	12,980
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	34,040
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	2,810
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	3,105	3,324
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,000	11,772
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	9,583
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	10,521
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16	5,000	5,217
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,649
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,932
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	38,290
Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	30,131
3 Greenville County SC School District Installment Revenue TOB VRDO	0.160%	5/7/15	7,440	7,440
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,124
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,168
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,400
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,134
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,827
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,091
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26	4,000	4,705
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29	3,390	3,899
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30	5,210	5,951
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	4,841
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,499
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,408
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,078
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,857
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,874
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,019
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,051
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,536
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,105
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	23,241
Richland County SC School District No. 2 GO	5.000%	2/1/23	21,220	25,920
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/23	2,000	2,376
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/24	2,300	2,740
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,000	2,355
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/27	2,500	2,917
South Carolina GO	5.000%	3/1/16	6,165	6,410
South Carolina GO	5.000%	4/1/16	3,560	3,715
South Carolina GO	5.000%	4/1/18	2,400	2,683
South Carolina GO	5.000%	4/1/19	7,825	8,970
South Carolina GO	5.000%	4/1/19	2,495	2,860
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,193
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,916

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,803
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,565
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	13,266
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,741
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	8,803
South Carolina Public Service Authority Revenue	5.000%	12/1/16	7,225	7,731
South Carolina Public Service Authority Revenue	5.000%	12/1/23	10,000	12,085
South Carolina Public Service Authority Revenue	5.000%	12/1/24	13,900	16,890
South Carolina Public Service Authority Revenue	5.000%	12/1/25	5,615	6,714
South Carolina Public Service Authority Revenue	5.000%	12/1/27	4,295	5,027
South Carolina Public Service Authority Revenue	5.000%	12/1/28	15,130	17,491
South Carolina Public Service Authority Revenue	5.000%	12/1/29	6,065	6,982
South Carolina Public Service Authority Revenue	5.000%	12/1/30	10,510	12,033
South Carolina Public Service Authority Revenue	5.000%	12/1/31	13,980	15,919
South Carolina Public Service Authority Revenue	5.000%	12/1/32	12,035	13,620
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,465	11,806
				561,338
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,161
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,528
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23	650	777
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24	650	783
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25	600	713
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26	675	796
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,191
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28	825	950
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,623
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,242
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,187
				23,951
Tennessee (1.1%)
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	650	748
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	859
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,673
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,659
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	5,862
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	6,163
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	7,134
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	6,927
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	2,590	2,830
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/18 (Prere.)	6,045	6,789
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/18 (Prere.)	5,835	6,574
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/19	1,145	1,293
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20	3,480	4,005
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	2,235	2,451
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	2,165	2,351
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	6,752
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	10,034
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,527
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	8,787
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,915
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,292
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,755
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	16,386
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	4,844
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,750	4,865
Memphis TN GO	5.000%	11/1/16 (Prere.)	4,000	4,273
Memphis TN GO	5.000%	5/1/28	3,145	3,617
Memphis TN GO	5.000%	5/1/30	1,715	1,958
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16	3,825	4,036
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,537
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,083
2 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) PUT	0.710%	10/1/17	11,500	11,540
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	115
Shelby County TN GO	5.000%	4/1/19	400	458

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	7,983
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,257
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/15 (4)	38,800	38,800
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/15 (4)	10,800	10,800
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,273
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,271
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	24,340	25,555
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,340	42,850
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,705	64,560
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	50	57
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,135	11,451
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	860	986
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,340	6,106
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	550	649
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,885	19,325
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,255
Tennessee GO	5.000%	8/1/17	3,165	3,470
Tennessee GO	5.000%	10/1/17	6,000	6,614
Tennessee GO	5.000%	9/1/26	1,850	2,283
Tennessee GO	5.000%	9/1/26	6,000	7,403
Tennessee GO	5.000%	9/1/27	2,000	2,448
Tennessee GO	5.000%	9/1/27	4,300	5,262
Tennessee GO	5.000%	9/1/28	1,850	2,244
Tennessee GO	5.000%	9/1/29	1,000	1,208
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	2,870	3,065
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,647
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,318
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,096
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,125
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,489
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,768
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,846
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,654
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,753
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,329
				470,292
Texas (9.2%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,163
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,661
Austin TX GO	5.000%	9/1/29	2,855	3,378
Austin TX GO	5.000%	9/1/30	1,240	1,459
Austin TX GO	5.000%	9/1/31	2,140	2,507
Austin TX GO	5.000%	9/1/33	4,315	5,013
Austin TX GO	5.000%	9/1/34	5,975	6,915
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,440
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	420
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	2,906
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,769
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,597
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,705	12,316
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	11,410	13,089
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	12,075	13,800
Bexar County TX GO	5.000%	6/15/20	3,400	3,992
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,330
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,072
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,936
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,269
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,588
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,897
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16	250	256
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	250	263
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	269
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	805

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,718
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,343
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,170	1,302
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	836
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	814
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	3,153
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,925	3,319
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	4,200
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,850	4,822
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	3,200
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	2,895
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	2,307
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	2,456
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,000	4,611
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	1,803
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,845
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	1,693
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	1,988
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	2,014
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	1,217
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,477
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	1,776
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,985
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	5,025
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,955
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	7,126
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,636
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,418
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,654
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,032
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,294
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,583
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,500	2,909
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,417
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,929
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,929
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/26	11,385	12,191
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	14,130	15,065
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,683
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,379
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	5,000	5,878
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,481
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,120	2,426
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,131
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,373
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,672
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,846
Dallas TX GO	5.000%	2/15/22 (ETM)	45	55
Dallas TX GO	5.000%	2/15/22	22,840	27,470
Dallas TX GO	5.000%	2/15/23	8,500	10,354
Dallas TX GO	5.000%	2/15/24	8,500	10,419
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,695
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,263
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	2,933
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,426
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,611
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,306
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	17,421
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	15,998
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,579
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,500	14,505
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,750	8,707
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,775	6,464
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,000	10,060
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/37 (4)	28,810	29,994
1 Fort Bend County TX GO	5.000%	3/1/19	4,970	5,645
1 Fort Bend County TX GO	5.000%	3/1/20	2,500	2,900
1 Fort Bend County TX GO	5.000%	3/1/21	2,750	3,241
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,999
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,258
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,037

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Frisco TX GO	5.000%	2/15/19	2,010	2,291
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,714
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,457
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	2,215
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	4,085
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	13,870
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	10,000	10,294
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16	12,000	12,883
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17	17,000	18,868
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19 (ETM)	4,000	4,567
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19 (Prere.)	10,225	11,673
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/19 (Prere.)	40,730	47,440
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,253
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,993
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,555
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,358
Harris County TX GO	5.000%	10/1/16	4,755	5,065
Harris County TX GO	5.000%	10/1/17	4,705	5,184
Harris County TX GO	5.000%	10/1/21	8,000	9,453
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	6,026
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children’s Hospital)	5.000%	10/1/24	8,500	9,647
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.130%	5/1/15	6,285	6,285
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26	3,000	3,450
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27	6,475	7,447
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28	5,665	6,512
3 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.210%	5/7/15	7,745	7,745
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	5,177
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	4,207
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	4,979
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,024
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,737
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,165
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,154
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,750
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	5,813
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,627
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,652
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,455
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,316
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,965
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,797
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,579
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,956
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,945
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,350
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,155
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,453
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,078
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	9,200	9,613
Houston TX GO	5.000%	3/1/22	5,000	6,018
Houston TX GO	5.000%	3/1/23	16,680	19,976
Houston TX GO	5.000%	3/1/23	4,000	4,862
Houston TX GO	5.000%	3/1/26	10,000	11,964
Houston TX GO	5.000%	3/1/30	4,000	4,647
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.510%	11/16/16	75,000	75,155
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/15	5,600	5,690
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	13,259
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	15,152
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	18,592
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26	1,650	1,917
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28	2,000	2,276
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29	1,500	1,698
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,276
Houston TX Independent School District GO PUT	1.000%	6/1/15	73,000	73,045
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	3,988
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	14,999
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,529

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,674
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	11,044
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,072
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,180
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,733
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,254
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,927
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,464
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,848
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,349
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,388
2 Houston TX Utility System Revenue PUT	0.710%	8/1/16	4,375	4,384
3 Judson TX Independent School District GO TOB VRDO	0.130%	5/7/15 (12)	8,295	8,295
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,061
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,797
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,326
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,440
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,717
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,310
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,346
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,012
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	45	45
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	65	65
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	121
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	30	30
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,144
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,662
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,859
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,968
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,446
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,692
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,545
Lubbock TX GO	5.000%	2/15/23	700	843
Lubbock TX GO	5.000%	2/15/27	5,735	6,612
Lubbock TX GO	5.000%	2/15/29	4,335	4,936
Lubbock TX GO	5.000%	2/15/30	6,660	7,564
Lubbock TX GO	5.000%	2/15/31	4,120	4,670
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,043
New Hope TX Cultural Education Facilities . Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,362
New Hope TX Cultural Education Facilities . Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,500	1,557
New Hope TX Cultural Education Facilities . Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,449
New Hope TX Cultural Education Facilities . Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	791
New Hope TX Cultural Education Facilities . Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	924
New Hope TX Cultural Education Facilities . Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/34	1,000	1,071
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,074
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23	7,410	8,349
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24	5,895	6,642
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25	5,250	5,894
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26	6,225	6,988
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27	8,920	9,994
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28	8,040	8,993
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,122
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,462
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	21,915
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	41,014
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	25,827
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	19,535
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,946
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	16,818
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	3,050

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,686
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,591
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,186
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,225
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	52,434
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,646
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	10,720
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,693
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,354
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,427
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,636
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,355	1,529
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,896
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,297
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,417
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,738
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,509
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,878
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	5,855
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,371
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,630
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,020
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,440	13,815
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,707
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	32,633
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,596
North Texas Tollway Authority System Revenue	5.000%	1/1/32	50,000	55,801
North Texas Tollway Authority System Revenue	5.000%	1/1/33	48,500	53,959
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	36,572
North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16 (Prere.)	75,000	77,741
3 North Texas Tollway Authority System Revenue TOB VRDO	0.120%	5/7/15 (13)	2,200	2,200
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.074%	10/1/20	1,625	1,625
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,486
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,185
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,039
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,915
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,496
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	200	237
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,525	1,819
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	255	306
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	17,401
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,155
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	9,750	10,094
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	25,450	26,349
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	22,000	22,777
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,000	24,039
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	52,060	63,215
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,124
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,444
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,230
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,608
San Antonio TX GO	5.000%	2/1/23	12,630	15,306
San Antonio TX GO	5.000%	2/1/26	2,500	3,014
San Antonio TX GO	5.000%	2/1/27	1,750	2,093
San Antonio TX GO	5.000%	2/1/28	1,000	1,184
San Antonio TX GO	5.000%	2/1/29	1,250	1,468
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20	2,250	2,614
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	9,100	10,544
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	4,375	4,980
Sugar Land TX GO	5.000%	2/15/30	3,445	3,954
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/20 (Prere.)	2,985	3,525
Tarrant County Cultural Education Facilities Finance Corp	5.000%	8/15/30	37,350	42,314
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31	21,880	25,678
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,240
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,915
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,620
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,906
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,833
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,679
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,844

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,560
Texas GO	5.000%	8/1/17	3,165	3,468
1 Texas GO	5.000%	10/1/19	6,335	7,338
Texas GO	5.000%	10/1/20	3,845	4,540
1 Texas GO	5.000%	10/1/20	3,000	3,542
Texas GO	5.000%	4/1/21	4,050	4,815
Texas GO	5.000%	10/1/22	19,000	23,084
Texas GO	5.000%	10/1/26	18,000	21,810
Texas GO	5.000%	10/1/27	33,600	40,049
Texas GO	5.000%	10/1/28	31,975	37,700
3 Texas GO TOB VRDO	0.190%	5/7/15	8,750	8,750
3 Texas GO TOB VRDO	0.260%	5/7/15	5,360	5,360
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	46,520	49,926
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,748
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,958
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,510	12,119
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,645	4,219
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	9,171
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,930
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	25,010	30,724
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,408
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	10,000	11,024
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,000	13,145
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	110
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	10,127
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	109
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	22,587
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	407
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	30,432
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	38,824
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	58,759
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15 (Prere.)	75,000	75,607
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	2,000	2,017
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	11,000	11,468
Texas State University System Financing System Revenue	5.000%	3/15/25	750	890
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,398
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,403
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,669
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	5,031
Texas Tech University System Financing System Revenue	5.000%	2/15/16 (Prere.)	10,040	10,416
Texas Tech University System Financing System Revenue	5.000%	2/15/16 (Prere.)	11,940	12,388
Texas TRAN	1.500%	8/31/15	55,000	55,257
Texas Transportation Commission GO	5.000%	4/1/22	14,000	16,875
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,504
Texas Transportation Commission GO	5.000%	10/1/23	13,000	15,946
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,370
Texas Transportation Commission GO	5.000%	10/1/24	20,670	25,589
Texas Transportation Commission GO	5.000%	4/1/25	10,000	12,191
Texas Transportation Commission GO	5.000%	10/1/25	33,700	41,310
Texas Transportation Commission GO	5.000%	4/1/26	13,500	16,252
2 Texas Transportation Commission Mobility Fund GO PUT	0.490%	10/1/18	75,000	74,942
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	9,500	9,893
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,000	10,436
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	8,850	9,236
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,555	11,016
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,088
Texas Transportation Commission Revenue	5.000%	4/1/20	20,000	21,652
Texas Transportation Commission Revenue	5.000%	4/1/21	12,500	14,899
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	25,339
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	16,309
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,413
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29	4,000	4,479
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30	10,375	11,565
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	36,155	40,090
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	15,000	17,039
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	40,730	44,960
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	53,015	58,258
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	9,485	10,400
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,238
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	5,820
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,419

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,269
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,320
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	6,064
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,240
Tomball TX Independent School District GO	5.000%	2/15/25	5,890	7,295
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,468
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,336
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,732
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	24,000	27,645
University of Texas System Revenue Financing System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,917
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	9,785	10,541
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	3,197
University of Texas System Revenue Financing System Revenue	4.750%	8/15/30	6,610	7,022
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	11,493
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	4,872
Williamson County TX GO	5.000%	2/15/23	6,000	7,208
				3,947,306
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	14,210
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,154
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,623
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,441
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	878
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,990
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,474
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,227
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,168
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,392
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,287
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,150
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,624
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,819
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	24,464
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,479
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,839
Utah GO	5.000%	7/1/16	3,320	3,504
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,611
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,633
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,629
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,465
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,706
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,188
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,812
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	11,998
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,104
				174,869
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,774
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,744
				13,518
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,948
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,354
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,025	1,130
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,677
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,020	5,466
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	20,000	22,051
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,075
				45,701
Virginia (1.6%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,823
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22	7,945	9,628
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,431
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,323
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,418
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,087

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,697
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,517
1 Fairfax County VA GO	5.000%	10/1/20	1,000	1,175
1 Fairfax County VA GO	5.000%	10/1/21	1,000	1,196
Fairfax County VA GO	5.000%	10/1/23	10,000	12,399
Fairfax County VA GO	5.000%	10/1/24	10,000	12,537
Fairfax County VA GO	4.000%	10/1/25	4,000	4,655
Fairfax County VA GO	5.000%	10/1/25	5,000	6,317
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25	2,000	2,275
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	13,793
Fairfax County VA Public Improvement GO	5.000%	4/1/18 (Prere.)	2,050	2,288
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,853
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,215
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,804
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	10,315	12,415
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,990
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,850
Hampton VA GO	5.000%	1/15/20	3,000	3,413
Norfolk VA Water Revenue	5.000%	11/1/15	550	563
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,032
Richmond VA GO	5.000%	7/15/16	4,120	4,353
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,913
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,568
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,602
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,708
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,678
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,484
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,295
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	42,520	42,718
3 University of Virginia Revenue TOB VRDO	0.140%	5/1/15	7,400	7,400
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,609
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24	5,335	5,804
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25	5,665	6,148
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26	5,955	6,463
Virginia Beach VA GO	4.000%	9/15/20	6,195	7,030
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,234
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,290
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,342
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	1,020	1,057
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17	1,000	1,076
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	10,595	11,351
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	18,575	21,155
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	10,415	11,861
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,200
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28	5,840	6,774
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15 (ETM)	155	157
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	2,845	2,892
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	405	430
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	430	456
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	450	478
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	475	504

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	495	525
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	7,605	8,070
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,000	8,489
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,405	8,919
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,845	9,386
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,610	9,137
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	2,000	2,311
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	3,715	4,373
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	18,000	21,799
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,403
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,336
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	24,990
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,150
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	5,966
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	5,924
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,347
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,452
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	14,604
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	16,097
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,131
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	34,779
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	10,000	11,370
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	36,312
1 Virginia GO	4.000%	6/1/19	14,380	15,987
1 Virginia GO	4.000%	6/1/20	14,530	16,427
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	11,940	12,632
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	7,815	8,555
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25	11,540	13,581
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,893
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,404
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,354
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,222
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,097
				705,746
Washington (2.5%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,398
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	15,000	17,265
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,000	23,502
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,926
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,500	4,261
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,250	1,533
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	6,997
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	11,610
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	5,783
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/15	6,710	6,765
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16	9,735	10,265
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	19,000	22,690
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28	13,000	15,356
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,097
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	19,899
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	20,831
King County WA GO	4.750%	1/1/34	3,075	3,323
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,653
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,098
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,477
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,344
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,020
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,334
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,979
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,570

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,825
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,097
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,239
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,349
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,508
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,249
Snohomish County WA School District No. 201 GO	5.250%	12/1/26	5,500	6,288
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27	10,000	10,619
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28	17,670	19,224
University of Washington Revenue	5.000%	7/1/27	6,925	8,062
University of Washington Revenue	5.000%	4/1/28	10,195	11,963
University of Washington Revenue	5.000%	7/1/28	11,490	13,258
University of Washington Revenue	5.000%	7/1/29	7,500	8,612
University of Washington Revenue	5.000%	4/1/30	9,315	10,827
University of Washington Revenue	5.000%	7/1/30	10,495	11,992
University of Washington Revenue	5.000%	4/1/31	10,500	12,083
University of Washington Revenue	5.000%	4/1/32	11,375	13,069
University of Washington Revenue	5.000%	7/1/32	5,000	5,675
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,708
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,554
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,289
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,315
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,333
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,629
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,777
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,266
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,684
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,684
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,523
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,694
Washington GO	5.700%	10/1/15 (4)	2,105	2,154
Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,971
Washington GO	5.000%	7/1/17	32,460	35,475
Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,624
Washington GO	5.000%	7/1/19	6,940	7,988
Washington GO	0.000%	6/1/20 (14)	5,500	5,064
Washington GO	5.000%	7/1/20	2,705	2,959
Washington GO	5.000%	8/1/20	4,845	5,641
Washington GO	5.000%	7/1/22	9,845	11,871
Washington GO	5.000%	7/1/22	23,500	28,335
Washington GO	5.000%	7/1/22	20,000	24,115
Washington GO	5.000%	7/1/23	10,000	12,046
Washington GO	5.000%	7/1/23	31,290	38,096
Washington GO	5.000%	7/1/24	2,875	3,527
Washington GO	5.000%	7/1/24	5,000	5,975
Washington GO	5.000%	1/1/25	1,750	2,055
Washington GO	5.000%	7/1/25	50,585	61,701
Washington GO	5.000%	2/1/28	10,000	11,659
Washington GO	5.000%	2/1/29	6,790	7,640
Washington GO	5.000%	2/1/29	9,650	11,226
Washington GO	5.000%	2/1/30	8,545	9,923
Washington GO	5.000%	8/1/30	20,980	24,083
Washington GO	5.000%	6/1/31	5,250	5,989
Washington GO	5.000%	8/1/31	13,860	16,133
Washington GO	5.000%	2/1/32	6,170	7,008
Washington GO	5.000%	6/1/32	5,500	6,249
Washington GO	5.000%	8/1/32	29,775	34,145
1 Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/27	2,675	2,996
1 Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/28	2,160	2,397
1 Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/29	1,755	1,934
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,242
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	4,177
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	4,035
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,461

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,893
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	4,035
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	4,120
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,319
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,334
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,928
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,517
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,302
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,930
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,801
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,237
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,037
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,195
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	18,622
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,240
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	3,030
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,132
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21	2,580	2,874
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22	3,005	3,348
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23	4,470	4,980
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24	2,000	2,228
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,811
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/33	2,840	3,050
Washington State University General Revenue	5.000%	10/1/28	3,070	3,632
Washington State University General Revenue	5.000%	10/1/29	3,070	3,584
Washington State University General Revenue	5.000%	10/1/30	3,140	3,657
Washington State University General Revenue	5.000%	10/1/31	3,170	3,659
Washington State University Student Fee Revenue	5.000%	4/1/16 (Prere.)	15,950	16,641
				1,068,401
West Virginia (0.3%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	1,395	1,597
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21	3,500	4,086
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22	2,055	2,393
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23	1,745	2,026
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	2,445	2,817
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,085	5,825
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,342
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,731
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,291
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,279
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	6,861
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,513
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,370
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,560	4,017
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,666
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24	2,840	3,336
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25	2,880	3,352
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26	2,280	2,633
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27	2,840	3,240
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28	3,095	3,502
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/18	1,920	2,137
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/24	12,620	14,021
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20	2,500	2,789
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22	5,810	6,485
West Virginia University Revenue	5.000%	10/1/17	1,500	1,650
West Virginia University Revenue	5.000%	10/1/30	3,000	3,389
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/27	2,710	3,207
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/31	3,435	3,952
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/33	3,690	4,224
				108,731
Wisconsin (0.7%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30	1,890	2,182
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31	2,000	2,300
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32	2,000	2,289
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33	1,500	1,712
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34	1,500	1,707
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35	1,500	1,704
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,851
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,278
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,312
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	749

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,069
Wisconsin GO	5.000%	5/1/15 (Prere.)	6,000	6,001
Wisconsin GO	5.000%	5/1/15	3,000	3,000
Wisconsin GO	5.500%	5/1/15 (14)	15,000	15,002
Wisconsin GO	5.000%	5/1/16	4,000	4,190
Wisconsin GO	5.000%	11/1/17	4,500	4,971
Wisconsin GO	5.000%	5/1/18 (Prere.)	7,135	7,973
Wisconsin GO	5.000%	5/1/18	3,800	4,253
Wisconsin GO	5.000%	5/1/22	3,500	4,085
Wisconsin GO	5.000%	5/1/22	10,425	12,420
Wisconsin GO	5.000%	5/1/25	7,500	8,929
Wisconsin GO	5.000%	5/1/26	10,000	12,153
Wisconsin GO	5.000%	5/1/27	1,400	1,640
Wisconsin GO	5.000%	5/1/27	2,750	3,222
Wisconsin GO	6.000%	5/1/27	10,000	11,825
Wisconsin GO	5.000%	5/1/28	2,060	2,392
Wisconsin GO	5.000%	5/1/29	1,715	1,979
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,639
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,714
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	6,069
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,794
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21	34,215	40,244
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,459
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,188
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,758
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28	12,110	14,052
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29	12,000	13,764
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	820
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,113
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,694
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,869
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	12,962
Wisconsin Health & Educational Facilities Authority Revenue (Prohealth Care Obligated Group)	5.000%	8/15/30	2,000	2,275
Wisconsin Health & Educational Facilities Authority Revenue (Prohealth Care Obligated Group)	5.000%	8/15/31	1,650	1,859
Wisconsin Health & Educational Facilities Authority Revenue (Prohealth Care Obligated Group)	5.000%	8/15/33	1,250	1,387
Wisconsin Health & Educational Facilities Authority Revenue (Prohealth Care Obligated Group)	5.000%	8/15/34	1,250	1,382
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,505
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,500	3,936
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,277
Wisconsin Transportation Revenue	5.000%	7/1/18 (Prere.)	5,100	5,737
Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,826
				292,511
Wyoming (0.0%)
Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.140%	5/1/15	10,000	10,000
Total Tax-Exempt Municipal Bonds (Cost $39,605,742)				41,641,210

			Shares
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
4 Vanguard Municipal Cash Management Fund (Cost $1,388,801)	0.037%	1,388,800,746		1,388,801
Total Investments (100.4%) (Cost $40,994,543)				43,030,011
Other Assets and Liabilities (–0.4%)
Other Assets				550,871
Liabilities				(714,493)
				(163,622)
Net Assets (100%)				42,866,389

Intermediate-Term Tax-Exempt Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	40,881,253
Undistributed Net Investment Income	835
Accumulated Net Realized Losses	(51,167)
Unrealized Appreciation (Depreciation)	2,035,468
Net Assets	42,866,389

Investor Shares—Net Assets
Applicable to 333,726,502 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,733,633
Net Asset Value Per Share—Investor Shares	$14.18

Admiral Shares—Net Assets
Applicable to 2,688,405,985 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,132,756
Net Asset Value Per Share—Admiral Shares	$14.18

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $578,780,000, representing 1.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover of report.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (1.1%)
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,945	12,118
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,672
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	5,830
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,424
Birmingham AL GO	0.000%	3/1/27	2,500	2,587
Birmingham AL GO	0.000%	3/1/37	2,500	2,482
Houston County AL Health Care Authority Revenue	5.250%	10/1/30 (2)	9,000	9,081
Huntsville AL GO	5.000%	5/1/26	2,860	3,346
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	8,533
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,670	9,732
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,977
Jefferson County AL Sewer Revenue	6.500%	10/1/53	10,525	12,226
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,263
				93,271
Alaska (0.1%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,866

Arizona (1.3%)
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/32	2,365	2,691
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,198
Arizona COP	5.000%	9/1/23 (4)	12,140	13,370
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	12,500	13,516
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/25	8,925	10,886
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,927
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	12,614
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	5,050	5,289
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,133
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,674
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	7,431
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,135	5,415
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	11,218
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,340
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,162
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	596
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,615
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	930
				110,005
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,015	1,026
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,506
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,272
				6,804
California (14.7%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	2,480
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	4,277
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	5,521
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	9,780
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	11,477
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,672
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,334
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54	10,000	10,881
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.210%	4/1/24	10,000	10,001
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,650	8,589
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,375	6,031
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,000	5,868
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	7,275	8,165
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	7,995	9,376
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	10,000	12,190
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	285	320
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,005	2,331
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,124
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,600
California GO	5.000%	9/1/20	5,130	5,453
California GO	5.000%	11/1/22	15,000	18,297
California GO	5.000%	9/1/23	4,285	5,257
California GO	5.000%	9/1/23	2,000	2,408
California GO	5.250%	9/1/24	12,500	14,997

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	10/1/24	3,000	3,607
California GO	5.000%	11/1/24	10,000	12,329
California GO	5.625%	4/1/26	21,900	25,435
California GO	5.000%	10/1/27	4,500	5,305
California GO	5.000%	3/1/28	10,000	11,872
California GO	5.000%	10/1/29	5,000	5,864
California GO	5.000%	10/1/30	12,600	14,699
California GO	5.000%	11/1/31	5,000	5,782
California GO	6.000%	3/1/33	4,000	4,797
California GO	6.500%	4/1/33	41,500	49,474
California GO	6.000%	11/1/35	10,000	11,947
California GO	5.000%	9/1/36	3,250	3,652
California GO	6.000%	4/1/38	10,340	12,100
California GO	6.000%	11/1/39	6,500	7,766
California GO	5.000%	9/1/41	5,000	5,594
California GO	5.000%	9/1/42	11,360	12,798
California GO	5.000%	2/1/43	5,500	6,143
California GO	5.000%	4/1/43	1,000	1,119
California GO	5.000%	11/1/43	5,000	5,634
California GO	5.000%	12/1/43	8,250	9,304
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,323
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,521
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,193
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15 (14)	1,820	1,829
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,265
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,243
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,140
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,918
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,800	15,423
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	5,813
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16 (2)	2,205	2,215
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34	10,000	11,861
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38	1,125	1,246
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,624
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	4,205	4,833
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,587
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,567
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	16,345
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,600
California State University Systemwide Revenue	5.000%	11/1/32 (4)	10,000	10,725
California State University Systemwide Revenue	5.250%	11/1/34	8,600	9,808
California Statewide Communities Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/49 (4)	6,200	6,923
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,797
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center Obligated Group)	5.500%	12/1/54	10,000	11,017
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,545
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,543
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	4,000	4,391
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	4,901
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,741
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	3,000	3,280
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,340
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	6,061
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/29	1,705	1,909
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/32	1,500	1,653
East Bay CA Municipal Utility District Waste Water System Revenue	5.000%	6/1/35	5,425	6,322
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35	3,400	3,991
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,671
Foothill-De Anza CA Community College District GO	5.000%	8/1/36	1,645	1,902
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	11,611
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	5,000	5,399
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	16,977
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,156
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,695
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,896

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,600	7,443
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	12,023
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,554
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,495
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,247
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/15 (Prere.)	12,500	12,601
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,555	1,796
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,868
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	11,770	13,502
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,525
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	10,073
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,559
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	3,892
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,635
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	8,132
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	29,795
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,978
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,369
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,019
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,136
M-S-R California Energy Authority Revenue	6.125%	11/1/29	4,700	5,797
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	6,185	7,123
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,699
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,102
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	16,020	18,986
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,097
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,449
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,765
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	10,316
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,431
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,139
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	5,750	6,937
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,648
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/42	3,250	3,534
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,913
San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	10,802
San Bernardino CA Community College District GO	0.000%	8/1/44	5,000	1,372
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,290
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,702
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,680
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,392
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	5,547
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	6,104
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,224
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,907
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31	3,000	3,510
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,295
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26	2,000	2,351
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	11,719
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	7,660	9,063
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	5,255	5,921
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	9,923
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	6,255
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,058
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	5,140	5,576
2 San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,631
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/33	5,000	5,530
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,322
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,322
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,746
San Ramon Valley CA Unified School District GO	4.000%	8/1/31	1,855	1,970
San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,306
Santa Monica CA Community College District GO	0.000%	8/1/25	5,490	4,117
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	960	978
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,073
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,874
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	3,119
State Center California Community College District GO	5.000%	8/1/17 (Prere.)	16,100	17,651
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,213
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,611
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	2,340	2,513

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	4.000%	5/15/35	5,000	5,223
University of California Revenue	5.250%	5/15/37	3,000	3,526
University of California Revenue	5.000%	5/15/38	20,000	22,550
University of California Revenue	5.250%	5/15/38	10,000	11,727
Ventura County CA Community College District GO	5.500%	8/1/18 (Prere.)	12,000	13,753
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	14,140
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	10,004
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	6,103
West Contra Costa CA Unified School District GO	5.000%	8/1/45	8,000	9,004
West Contra Costa CA Unified School District GO	5.000%	8/1/45	4,250	4,748
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	8,200	9,063
				1,280,536
Colorado (1.5%)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,425
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,698
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,264
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,477
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,898
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,795	5,779
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	10,185	10,008
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	11,812
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	16,342
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	6,963
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	9,166
Northwest Parkway Public Highway Authority Colorado Revenue	5.800%	6/15/16 (Prere.)	16,000	16,974
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	5,000	5,711
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	16,836
University of Colorado Enterprise System Revenue	5.750%	6/1/19 (Prere.)	1,000	1,178
				129,531
Connecticut (1.5%)
Connecticut GO	5.000%	11/1/16	2,000	2,137
Connecticut GO	5.000%	12/1/19	8,225	9,501
Connecticut GO	5.000%	6/1/23	5,000	5,970
Connecticut GO	5.000%	10/15/23	2,500	3,001
Connecticut GO	5.000%	10/15/24	5,925	7,078
Connecticut GO	5.000%	4/15/25	10,000	11,802
Connecticut GO	5.000%	4/15/26	5,000	5,852
Connecticut GO	5.000%	10/15/26	4,140	4,879
Connecticut GO	5.000%	11/1/26	3,000	3,479
Connecticut GO	5.000%	3/1/27	3,000	3,462
Connecticut GO	4.000%	11/15/30	12,605	13,301
Connecticut GO	5.000%	10/15/31	1,850	2,125
Connecticut GO	5.000%	6/15/32	8,905	10,164
Connecticut GO	5.000%	6/15/33	6,255	7,118
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/25	1,860	2,208
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/26	1,955	2,299
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/27	1,850	2,160
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	4,505	4,851
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,935	3,174
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	8,597
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33	7,000	8,052
Hartford CT GO	5.000%	4/1/24	1,215	1,413
Hartford CT GO	5.000%	4/1/27	1,650	1,900
Hartford CT GO	5.000%	4/1/28	3,565	4,074
				128,597
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,276
University of Delaware Revenue	5.000%	11/1/33	1,000	1,140
				3,416
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/31	10,000	11,606
District of Columbia GO	5.000%	6/1/38	10,000	11,418
District of Columbia Income Tax Revenue	5.000%	12/1/23	4,110	5,061
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,530
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	11,243

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	13,000	14,672
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,907
				67,437
Florida (8.3%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,697
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Inc. Project)	6.250%	12/1/16 (14)	3,800	3,967
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics Project)	5.000%	12/1/44	15,000	16,296
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,724
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	8,535
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,725
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,665
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,351
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	17,500	20,087
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,546
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,656
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,322
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,488
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,298
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	3,000	3,895
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	3,010
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/35	7,000	7,818
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	9,126
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	9,669
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,000	5,431
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,693
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,354
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,277
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,392
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/38 (4)	3,000	3,283
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	251
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	190
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	263
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,769
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27	7,085	7,543
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	12,750	14,105
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	8,500	9,571
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,858
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,838
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33	3,500	3,943
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/27	2,500	2,687
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/37	3,800	4,011
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,514
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,273
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	12,480	13,150
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	15,727
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,389
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,000	2,177
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,251
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21	2,000	2,368
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,426
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,404
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,165	2,535
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,534
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,281
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	15,647
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,270	4,705
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,987
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	9,000	10,276
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	1,775	2,027
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,617
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/16 (Prere.)	17,240	18,177

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Industrial Development Authority (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,369
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,096
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,554
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,430
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	10,983
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,957
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,038
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,779
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	11,138
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,760
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31 (10)	5,000	5,223
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,000	7,815
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,827
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,661
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,649
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	640
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,399
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,132
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System)	6.250%	10/1/16 (14)	1,010	1,052
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,066
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,469
Orange County FL Tourist Development Revenue	4.750%	10/1/32 (10)	8,500	8,897
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28	2,000	2,293
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28 (4)	5,000	5,732
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	1,000	1,135
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32 (4)	5,340	5,722
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29	3,675	4,129
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	3,555	3,993
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/39	2,500	2,807
Orlando FL Utility Commission Water & Electric Revenue	5.000%	10/1/15 (Prere.)	2,100	2,142
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,027
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,036
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,116
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,023
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,700	1,861
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38	8,000	8,766
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,189
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	7,135	7,811
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	25,000	28,731
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,130
Polk County FL Public Facilities Revenue	5.000%	12/1/15 (Prere.)	17,835	18,336
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	11,229
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,209
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39	10,000	11,158
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,439
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,179
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,101
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	510	520
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,636
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,530
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/20	5,000	5,475
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/22	5,000	5,468
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	6.000%	8/1/45	5,000	5,610
St. Johns County FL Industrial Development Authority Health Care Revenue
(Vicars Landing Project)	5.000%	2/15/17	485	500
St. Johns County FL Ponte Vedra Utility Systems Revenue	5.000%	10/1/30 (4)	3,650	3,714
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	2,000	2,346
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,154
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,265
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	11,010	12,113
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,709
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,701
2 Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,160	5,486
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,770
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,148
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,923

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,198
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	8,356
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30	1,525	1,855
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31	1,600	1,937
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/32	1,750	2,119
				725,560
Georgia (1.9%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	3,360	3,895
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,926
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,594
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,068
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,578
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,685
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	8,728
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,714
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,241
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,968
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,428
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.500%	8/15/54	10,000	11,493
Georgia GO	5.000%	7/1/29	2,000	2,304
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,315	4,912
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	7,765
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,361
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,720
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,982
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,751
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	310	328
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,680	1,873
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	11,807
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	18,010
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/28	5,460	6,439
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	6,840	7,450
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,937
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	3,000	3,508
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,706
Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	1,370	1,412
				167,583
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special Purpose Revenue
(Hawaii Pacific Health Obligated Group)	5.500%	7/1/38	4,360	4,971
Hawaii GO	5.000%	12/1/18	2,000	2,273
Hawaii GO	5.000%	12/1/21	5,150	6,188
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,726
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,756
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,233
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,234
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,313
Honolulu HI City & County GO	5.250%	8/1/34	3,025	3,494
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36	5,000	5,662
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,940
				57,790
Idaho (0.2%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	7,088
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,320
				14,408
Illinois (7.7%)
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16 (14)	8,500	8,413
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	6,003
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,552
Chicago IL Board of Education GO	5.500%	12/1/39	10,000	10,005
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	7,331
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	3,864
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	8,353
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,187
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,012
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,180
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,568
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,351

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,918
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,442
Chicago IL Midway Airport Revenue	5.000%	1/1/34	3,300	3,670
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,643
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,215
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,692
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,352
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/41	3,000	3,632
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	10,209
3 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	5/7/15 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,249
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	33,313
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,538
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,231
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	7,081
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,647
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,718
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,103
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,744
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/23	4,695	5,703
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	18,085
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,750	8,535
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,549
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	17,895	19,738
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,895
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,785
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	5,000	5,298
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,475
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36	15,000	16,931
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,778
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	2,500	2,544
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	9,670	9,918
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,143
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,251
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	15,000	17,784
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,360	7,415
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,472
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,375
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	4,000	4,436
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	19,699
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,700
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,381
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/18 (Prere.)	10,000	11,397
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/18 (Prere.)	7,750	8,893
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	882
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	10,000	11,427
Illinois GO	5.000%	3/1/21	4,000	4,454
Illinois GO	5.000%	8/1/21	7,000	7,830
Illinois GO	5.000%	8/1/24	9,000	9,893
Illinois GO	5.000%	2/1/25	730	812
Illinois GO	5.000%	8/1/25	2,000	2,186
Illinois GO	5.250%	2/1/32	8,075	8,623
Illinois GO	5.250%	2/1/33 (4)	5,200	5,672
Illinois GO	5.500%	7/1/33 (4)	3,350	3,774
Illinois GO	5.250%	2/1/34 (4)	3,125	3,401
Illinois GO	5.000%	5/1/34	2,000	2,093
Illinois GO	5.500%	7/1/38	7,500	8,250
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	15,320	17,818
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,261
Illinois Sports Facility Authority Revenue	5.500%	6/15/15 (Prere.)	2,915	2,962
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,197
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	7,095	7,152
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	2,600	2,740
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	3,465	3,652
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,888
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	21,936
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,152
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,195
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,093
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	2,000	2,224
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,075

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,030
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,541
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,651
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	5,000	5,922
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/24 (14)	2,715	1,986
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/26	2,000	2,265
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	3,965	4,211
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,668
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,805
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,461
				669,383
Indiana (1.2%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,889
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,353
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	9,000	9,720
Indiana Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,968
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	11,235
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	6,998
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,184
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,904
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,758
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,902
3 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.120%	5/7/15	4,300	4,300
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,431
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,976
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	10,208
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32	6,945	8,084
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33	5,575	6,469
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34	4,810	5,559
				108,938
Iowa (0.3%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	5,500	5,869
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,732
				22,601
Kansas (0.5%)
Kansas Development Finance Authority Revenue	5.000%	5/1/29	2,275	2,583
Kansas Development Finance Authority Revenue	5.000%	5/1/30	4,230	4,780
Kansas Development Finance Authority Revenue	5.000%	5/1/31	4,975	5,595
Kansas Development Finance Authority Revenue	5.000%	5/1/32	5,225	5,853
Kansas Development Finance Authority Revenue	5.000%	5/1/33	1,610	1,799
Kansas Development Finance Authority Revenue	5.000%	5/1/34	1,590	1,770
Kansas Development Finance Authority Revenue	5.000%	4/1/35	16,585	18,317
Kansas Development Finance Authority Revenue	5.000%	5/1/35	1,665	1,849
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44	2,750	3,055
				45,601
Kentucky (1.0%)
Kentucky Asset/Liability Commission General Fund Revenue	0.571%	11/1/17 (14)	4,625	4,626
Kentucky Asset/Liability Commission General Fund Revenue	0.691%	11/1/21 (14)	23,165	23,430
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,521
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,682
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/42 (14)	3,000	3,268
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/34	2,000	1,407
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/43	10,000	6,933
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.750%	7/1/49	10,100	11,450
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	5,000	5,735
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,842

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisville & Jefferson County KY Metropolitan Government Revenue
(Catholic Health Initiatives)	5.000%	12/1/35	4,500	4,853
Warren County KY Hospital Revenue (Bowling Green-Warren County
Community Hospital Corp. Project)	5.000%	4/1/35	1,600	1,741
				90,488
Louisiana (1.2%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/15	20,000	20,000
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33	5,405	6,244
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34	5,290	6,087
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	6,881
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,001
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,066
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	2,500	2,616
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,690
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,000	5,653
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	2,500	2,820
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	16,150
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,574
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,411
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,197
Louisiana State University Revenue	5.000%	7/1/25	505	598
New Orleans LA GO	0.000%	9/1/16 (2)	5,885	5,729
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,330
				104,047
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,465
Maine Health & Higher Educational Facilities Authority Revenue
(Eastern Maine Medical Center Obligated Group)	5.000%	7/1/33	1,500	1,616
Maine Health & Higher Educational Facilities Authority Revenue
(Stephens Memorial Hospital Association)	5.000%	7/1/39	5,100	5,595
				11,676
Maryland (1.0%)
Anne Arundel County MD GO	5.000%	4/1/20	2,640	3,099
Baltimore County MD GO	5.000%	2/1/26	2,800	3,311
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30	5,000	5,949
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,640
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,708
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/28 (12)	500	519
Maryland GO	5.000%	8/1/15	2,425	2,455
Maryland GO	5.000%	3/1/16	3,720	3,868
Maryland GO	5.000%	8/1/25	6,495	7,842
Maryland GO	5.000%	3/1/26	17,910	21,511
Maryland GO	4.000%	3/1/27	5,000	5,519
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,011
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22 (14)	10,285	12,360
				87,792
Massachusetts (3.5%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34	2,500	2,787
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	4,105	4,442
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	6,070	7,366
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	4,003
3 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.210%	5/7/15	10,300	10,299
Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	7,328
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,840
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,053
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,053
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,658
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,518
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/44	7,000	7,453
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,544
Massachusetts Development Finance Agency Revenue (Harvard University)	5.250%	2/1/34	3,000	3,532
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,710
Massachusetts GO	5.000%	10/1/16	3,000	3,195
Massachusetts GO	5.000%	10/1/17	3,000	3,304

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	8/1/36	9,855	11,165
Massachusetts GO	4.000%	6/1/43	1,000	1,028
1 Massachusetts GO PUT	0.410%	8/1/17	5,000	4,991
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	1,020
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31	7,610	8,374
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	17,239
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,518
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.110%	5/1/15	3,500	3,500
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.110%	5/1/15	1,380	1,380
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	7,864
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,141
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,434
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	15,703
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	745	755
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,317
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,699
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,466
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	8,997
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22	5,000	6,105
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	14,540	16,054
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27	3,000	3,488
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31 (2)	21,000	22,125
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35 (14)	12,000	12,999
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	5,000	5,717
Massachusetts Water Resources Authority Revenue	5.000%	8/1/36	1,000	1,133
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	5,138
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	10,795	12,128
				307,563
Michigan (2.2%)
Detroit MI GO	5.000%	4/1/16 (12)	467	479
Detroit MI GO	5.000%	4/1/16 (12)	2,548	2,612
Detroit MI GO	5.000%	4/1/17 (12)	491	515
Detroit MI GO	5.000%	4/1/17 (12)	2,679	2,809
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,003
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,074
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,697
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	17,330	19,288
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	1/15/42	10,805	11,652
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,574
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,270
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,615
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	5,000	5,420
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	7,500	8,100
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	3,670	3,864
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,000	4,443
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38	13,500	14,985
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,553
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23	6,785	8,221
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,793
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,671
Michigan GO	5.250%	9/15/26 (4)	14,000	15,394
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39	5,000	5,625
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	10,753
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48	2,300	2,479
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,005
Michigan State University Revenue	5.000%	8/15/26	1,165	1,384
Michigan State University Revenue	5.000%	8/15/27	1,000	1,179
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,153
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	8,000	9,569
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,371
				187,550
Minnesota (0.8%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	4,250	4,982
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29	11,120	11,765
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30	11,505	12,075
Minnesota COP	5.000%	6/1/31	3,730	4,342
Minnesota GO	5.000%	10/1/16 (ETM)	25	27
Minnesota GO	5.000%	10/1/16	2,825	3,009
Minnesota GO	5.000%	8/1/23	3,180	3,920
Minnesota GO	5.000%	8/1/32	10,000	11,827
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,118

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,379
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,412
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,701
				69,557
Mississippi (0.4%)
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/38	2,500	2,846
S.M. Educational Building Corp. Mississippi Revenue
(Residence Hall Construction & Refunding Project)	5.000%	3/1/43	14,490	16,083
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,501
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,375
				35,805
Missouri (1.2%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass
Transit Sales Tax Revenue	5.000%	10/1/44	4,670	5,188
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,789
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33	5,000	5,330
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	5,970
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,458
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39	3,150	3,520
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	7,685	7,717
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	2,800	3,210
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	700	778
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester Cox Medical Center)	5.250%	6/1/15 (14)	1,415	1,419
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,989
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,846
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.120%	5/1/15	2,990	2,990
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/25	16,900	20,813
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/16 (Prere.)	5,000	5,184
				101,201
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,575	3,636

Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,746
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	30,000	34,478
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,000	2,243
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,395
Omaha NE Public Power District Electric Revenue	5.500%	2/1/18 (Prere.)	5,000	5,623
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,565
				57,050
Nevada (0.6%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,594
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,710	12,370
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,228
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,499
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	8,899
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,329
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,580
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,411
				55,910
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,788
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,445
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	7,955	8,298
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	8,000	9,551
				22,082
New Jersey (4.0%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,692
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15 (ETM)	10,820	10,986
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,326
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,260
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,607
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,508
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,400
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	22,356

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,374
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,051
3 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	9,495	9,495
3 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	18,000	18,000
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	7,335	8,195
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,317
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	1,945	2,031
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	295	306
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	36,000	41,293
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,551
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,660
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	5,180	5,872
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	9,606
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,180
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,449
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/28	12,000	12,849
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29	1,925	2,037
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	7,400	7,852
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	17,000	7,484
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,099
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/39	5,300	5,770
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	281
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	190	198
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	281
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,047
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,171
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	34,500	36,550
3 Rutgers State University New Jersey Revenue TOB VRDO	0.120%	5/7/15	2,500	2,500
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,195
				347,829
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	7,151
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42	15,025	16,407
				23,558
New York (15.0%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	7,041
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/22	2,000	2,391
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24	8,120	9,619
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,710	7,888
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	28,730	33,047
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33	3,000	3,486
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	2,000	2,202
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	4,000	4,391
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32	3,000	3,226
New York City NY GO	5.000%	8/1/17 (Prere.)	780	856
New York City NY GO	5.000%	8/1/22	10,000	11,975
New York City NY GO	5.000%	4/1/23	10,855	12,975
New York City NY GO	5.000%	8/1/23	9,550	11,482
New York City NY GO	5.000%	8/1/23	5,000	6,034
New York City NY GO	5.125%	12/1/23	12,875	14,315
New York City NY GO	5.000%	8/1/24	10,195	12,247
New York City NY GO	5.000%	8/1/24	4,665	5,565
New York City NY GO	5.000%	8/1/24	4,220	4,625
New York City NY GO	5.000%	8/1/25	5,000	5,724
New York City NY GO	5.000%	8/1/25	9,160	10,899
New York City NY GO	5.000%	8/1/25	5,000	5,949
New York City NY GO	5.000%	8/1/27	7,000	8,010
New York City NY GO	5.000%	8/1/31	5,000	5,722
New York City NY GO	5.000%	3/1/32	5,000	5,641
New York City NY GO	5.000%	8/1/32	5,000	5,679
New York City NY GO	5.000%	8/1/32	8,030	9,108
New York City NY GO	5.000%	10/1/32	5,260	5,996
New York City NY GO	5.000%	8/1/35	1,500	1,673
New York City NY GO VRDO	0.130%	5/1/15	13,200	13,200

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,653
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	7,568
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	3,865
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	7,427
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,313
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,492
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,515
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,487
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,588
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,960
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,247
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,433
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,723
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,652
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,135
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,710
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,777
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,265
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	9,065	10,118
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,112
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,968
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/15	1,600	1,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	5/1/15	8,100	8,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	5/1/15	8,500	8,500
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	13,208
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,000	5,727
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	18,158
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	912
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,664
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	10,000	11,225
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,135
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	7,230	7,866
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	870	1,000
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	2,000	2,389
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	22,375	26,715
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,000	17,540
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	4,550	4,886
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,843
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,699
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	6,130	6,914
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	8,940	10,100
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	11,379
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	10,147
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	7,135	8,089
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	18,238
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	4,500	5,064
New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.130%	5/1/15	7,800	7,800
New York Counties Tobacco Trust Revenue	6.250%	6/1/41	8,050	8,186
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,382
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,613
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,531
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,329
New York Liberty Development Corp. Revenue	5.750%	11/15/51	13,000	15,042
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,490
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,781
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,729
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,500	7,500
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,481
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,000	6,925
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,293
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	11,935	13,538
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	6,000	6,882
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,500	5,088
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,400	6,068
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	11,105	12,786
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,550	9,499
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	5,000	5,536
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,373
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,274
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,965
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,579

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,969
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,365
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,653
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,359
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,684
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,407
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,130
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	6,000	6,804
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,833
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	12,477
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,577
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,362
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	11,206
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20	10,000	11,560
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	4,750	5,356
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,300	30,482
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,730	11,071
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/31	2,000	2,306
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,359
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	24,957
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,530
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	7,500	8,461
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	25,000	27,936
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,773
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,619
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26	2,000	2,363
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50	5,000	5,812
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,917
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,926
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,675
New York State GO	5.000%	2/1/30	3,385	3,872
New York State GO	5.000%	2/15/30	4,000	4,638
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	30,000	31,247
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,895
New York State Thruway Authority Revenue	5.000%	1/1/37	3,000	3,345
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,597
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,742
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,135
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	9,299
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	8,727
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	8,534
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,686
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,393
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,676
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,680
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,324
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	3,905	4,489
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	6,100	6,985
Port Authority of New York & New Jersey Revenue	5.000%	5/1/36	3,425	3,870
Port Authority of New York & New Jersey Revenue	5.000%	5/1/37	4,675	5,268
Port Authority of New York & New Jersey Revenue	5.000%	5/1/38	4,180	4,697
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	11,763
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37	10,000	11,461
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	7,782
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	13,854
				1,305,648
North Carolina (0.5%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/27	2,860	3,418
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28	1,500	1,773
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,532
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,212
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,746
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	5,010	5,535
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	5,000	5,630
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,431
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/31	7,000	7,886

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	544
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,380
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	4,000	4,390
				46,477
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,495
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,415
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,629
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	4,500	3,653
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	5,000	4,112
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,391
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,626
2 Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,413
2 Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,557
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,923
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	4,102
Franklin County OH GO	5.000%	12/1/15	2,000	2,057
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.100%	5/7/15	2,200	2,200
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,776
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,962
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,992
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,890
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,076
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.130%	5/1/15	8,300	8,300
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/24	1,000	1,185
Ohio GO	5.000%	5/1/15 (Prere.)	4,450	4,451
Ohio GO	5.000%	2/1/29	3,000	3,466
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	0.580%	1/1/18	2,250	2,258
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	11,232
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,277
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	7,838
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,832
				129,108
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	899

Oregon (0.4%)
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	6,755	7,751
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/22	4,000	4,839
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,628
Oregon GO (Oregon University System Projects)	5.000%	8/1/36	2,000	2,250
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,471
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,428
				34,367
Pennsylvania (4.0%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,450
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,242
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/36	8,000	8,789
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	4,920	5,042
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,746
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,095	3,747
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	3,471
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,743
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,765
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	3,500	3,864
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	2,990	3,133
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	15,916
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,366
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,368
Pennsylvania GO	5.000%	4/1/24	3,000	3,581
Pennsylvania GO	5.000%	6/1/27	4,890	5,676
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,148
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,136
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,632
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,283
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,520

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,380
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,686
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,680
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	2,000	2,202
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,000	19,937
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	5,048
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	15,000	15,822
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	3,410	4,027
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	3,820	4,463
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/28	9,015	10,728
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	7,255	8,571
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,108
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,534
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,682
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,525
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,379
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	2,724
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,345
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	7,223
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	4,620
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,553
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	22,487
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,260
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,479
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	3,000	3,137
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	5,000	5,130
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	3,000	3,180
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	116
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/38	6,890	7,807
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.220%	5/7/15 (4)	32,385	32,385
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,743
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/31	3,000	3,397
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/37	4,210	4,712
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,820
				346,520
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,011
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,036
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,816
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/42 (14)	5,170	854
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,438
				17,155
Rhode Island (0.3%)
3 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.200%	5/7/15 LOC	2,400	2,400
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,694
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,955
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,811
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,801
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	1,225	1,282
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35	10,000	10,746
				30,689
South Carolina (1.5%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,469
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	12,146
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,580	11,326
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	7,000	7,494
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,000	11,875
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/29	2,500	2,943
Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/37	4,200	4,661

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,145
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,734
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/30	1,500	1,717
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	795	918
South Carolina Public Service Authority Revenue	5.000%	12/1/36	6,415	7,165
South Carolina Public Service Authority Revenue	5.500%	1/1/38	9,205	10,391
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,000	11,072
South Carolina Public Service Authority Revenue	5.250%	1/1/39	6,000	6,660
South Carolina Public Service Authority Revenue	5.500%	12/1/54	10,000	11,411
University of South Carolina Higher Education Revenue	5.250%	6/1/38 (4)	5,610	6,182
				130,309
South Dakota (0.1%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,087

Tennessee (1.1%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	14,005	15,452
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27 (4)	350	383
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/15 (4)	6,200	6,200
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	600	662
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	360	402
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	740	846
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	990	1,145
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,645	10,992
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,330
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	7,260
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,549
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,950	22,833
Tennessee GO	5.000%	10/1/16	2,000	2,130
Tennessee GO	5.000%	9/1/28	5,750	6,976
Tennessee GO	5.000%	9/1/29	2,500	3,020
Tennessee GO	5.000%	9/1/32	650	773
Tennessee GO	5.000%	9/1/34	700	826
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,515	1,618
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	3,875	4,132
				92,529
Texas (7.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,786
Austin TX GO	5.000%	9/1/32	1,300	1,515
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	5,965
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	3,000	3,542
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,260	4,911
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/41	2,000	2,431
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,000	1,165
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,844
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,419
Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29 (2)	5,000	5,310
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/43	1,760	1,967
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,463
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,377
Dallas TX GO	5.000%	2/15/25	10,000	12,217
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,800	6,716
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33	8,000	9,212
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,554
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,410	7,111
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/37 (4)	5,000	5,205
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/23	1,000	1,188
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	16,355
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,475	6,432
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	13,418
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/35	8,000	8,799
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,521
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,931
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,310
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,514
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,504
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,654
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,127

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,251
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,358
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,601
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,342
Houston TX GO	5.000%	3/1/25	3,335	4,041
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,885
2 Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,136
Laredo TX Community College District GO	5.000%	8/1/23	1,250	1,508
Laredo TX Community College District GO	5.000%	8/1/24	1,715	2,085
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,326
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,440
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,717
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,220
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,933
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	23
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	240
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,488
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,450
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,296
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,452
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	8,570
Montgomery County TX GO	5.125%	3/1/31	4,000	4,497
Montgomery County TX GO	5.250%	3/1/32	5,000	5,648
New Hope TX Cultural Education Facilities First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,569
New Hope TX Cultural Education Facilities Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,637
New Hope TX Cultural Education Facilities Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,622
North Texas Tollway Authority System Revenue	6.125%	1/1/16 (Prere.)	4,000	4,155
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,344
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,283
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,265
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,371
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,290
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,348
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,013
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,724
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,654
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,884
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,066
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	3,215	3,228
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,137
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,169
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/24	4,325	5,074
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/25	4,520	5,251
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,589
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/27	1,845	2,108
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.074%	10/1/20	1,625	1,625
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,417
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,287
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	7,231
San Antonio TX GO	5.000%	2/1/25	2,250	2,747
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,347
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28	3,000	3,359
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	5,760	6,182
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	600	678
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	550	629
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,390	1,626
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,630	7,814
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	7,500	8,483
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	1,965	2,323
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	2,700	3,034

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,155	1,358
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	33,028
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,853
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	9,000	10,674
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,880	36,076
Texas State University System Financing System Revenue	5.000%	3/15/38	3,300	3,706
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,208
Texas TRAN	1.500%	8/31/15	30,000	30,140
Texas Transportation Commission Revenue	5.000%	8/15/41	3,765	4,123
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	11,000	12,061
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	417
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	6,383
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	35
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	17,904
				661,517
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,123
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,810
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,679
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,470
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,062
				18,144
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,892
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,178
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	29,211
				34,281
Virginia (1.6%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,097
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,325
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,111
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35	10,000	11,290
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,921
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,835
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	10,047
University of Virginia Revenue	5.000%	6/1/32	1,000	1,162
University of Virginia Revenue	5.000%	6/1/37	8,000	9,184
University of Virginia Revenue	5.000%	4/1/45	10,000	11,658
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/26	12,455	13,538
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	28,875	32,949
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	19,925
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,568
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27	8,335	9,093
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28	8,675	9,341
				143,044
Washington (2.7%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	11,393
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,530
King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	7,170	8,073
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,977
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,275
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,390
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,256
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,284
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/29	10,125	10,996
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	10,093
University of Washington Revenue	5.000%	7/1/34	2,000	2,258
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/21	5,345	6,326
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/35	10,480	12,106
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/21	1,315	1,550
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/22	1,500	1,791
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,162
Washington GO	5.000%	7/1/20	14,035	16,492

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/21	6,000	7,151
Washington GO	5.000%	7/1/21	10,205	12,163
Washington GO	5.000%	7/1/24	20,000	24,534
Washington GO	5.000%	2/1/35	10,000	11,272
Washington GO	5.000%	8/1/35	2,000	2,249
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,820
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	6,285
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,433
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,392
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,369
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19 (Prere.)	12,000	14,174
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,458
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,220
Whidbey Island WA Public Hospital District GO	5.375%	12/1/39	9,055	9,746
				239,218
West Virginia (0.5%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,730
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	7,245
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	20,000	22,720
West Virginia University Revenue	5.000%	10/1/36	5,985	6,657
West Virginia Water Development Authority (Chesapeake Bay & Greenbrier River Projects)	5.000%	7/1/30	3,000	3,467
				42,819
Wisconsin (1.3%)
Wisconsin GO	5.000%	5/1/25	12,000	14,775
Wisconsin GO	6.000%	5/1/36	10,000	11,702
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital)	5.750%	11/15/30	7,500	8,596
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,575
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	7,088
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,435
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	22,688
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,920
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,670
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,240
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/24	3,000	3,574
Wisconsin Transportation Revenue	4.500%	7/1/15 (Prere.)	11,470	11,554
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,272
				113,089
Total Tax-Exempt Municipal Bonds (Cost $7,943,020)				8,540,971

			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
4 Vanguard Municipal Cash Management Fund (Cost $138,653)	0.037%		138,653,000	138,653
Total Investments (99.7%) (Cost $8,081,673)				8,679,624
Other Assets and Liabilities (0.3%)
Other Assets				118,287
Liabilities				(88,003)
				30,284
Net Assets (100%)				8,709,908

Long-Term Tax-Exempt Fund

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	8,126,829
Undistributed Net Investment Income	11
Accumulated Net Realized Losses	(14,883)
Unrealized Appreciation (Depreciation)	597,951
Net Assets	8,709,908

Investor Shares—Net Assets
Applicable to 81,645,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	951,245
Net Asset Value Per Share—Investor Shares	$11.65

Admiral Shares—Net Assets
Applicable to 665,928,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,758,663
Net Asset Value Per Share—Admiral Shares	$11.65

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $68,785,000, representing 0.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (0.9%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	3,498
Birmingham AL GO	0.000%	3/1/37	2,500	2,482
Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,021
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	5,145
Jefferson County AL Sewer Revenue	7.000%	10/1/51	29,000	34,732
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,000	17,424
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	6,300	6,377
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,526
				79,205
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	6,986
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,650
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,645
				18,281
Arizona (1.3%)
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/34	4,230	4,878
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/35	2,215	2,546
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/35	4,000	4,598
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	6,821
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,533
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,845
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,855
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,938
1 Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/28	2,250	2,662
1 Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/29	6,670	7,825
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/30	5,120	5,989
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	5,925	6,858
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	5,520	6,366
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,121
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,129
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	20,265
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	3,015
2 University of Arizona Revenue TOB VRDO	0.120%	5/7/15	3,415	3,415
				116,659
Arkansas (0.3%)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/24	1,600	1,843
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27	2,970	3,373
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28	3,845	4,321
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30	5,045	5,630
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,645	1,816
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,425	1,573
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/35	1,000	1,097
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/35	1,000	1,097
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	780	788
				21,538
California (12.7%)
Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/24 (2)	5,250	5,755
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	496
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,608
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.010%	5/1/23	10,000	10,077
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.210%	4/1/24	10,000	10,001
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	5,175	5,808
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	200	225
California GO	5.500%	4/1/18	15,000	16,995
California GO	5.000%	10/1/20	15,840	18,783
California GO	5.000%	11/1/21	13,845	15,311
California GO	5.000%	11/1/22	15,000	18,297
California GO	5.250%	9/1/24	6,500	7,798
California GO	5.000%	11/1/24	20,000	24,659
California GO	5.000%	10/1/25	4,000	4,441
California GO	5.000%	9/1/29	4,565	5,218
California GO	5.000%	10/1/29	9,300	10,297
California GO	5.000%	10/1/30	12,600	14,699
California GO	6.000%	3/1/33	3,000	3,598
California GO	5.125%	4/1/33	15,000	16,643
California GO	6.500%	4/1/33	34,000	40,533
California GO	5.000%	9/1/36	3,250	3,652
California GO	5.000%	2/1/38	6,375	7,152

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	3/1/38	5,000	5,520
California GO	5.500%	11/1/39	10,000	11,655
California GO	6.000%	11/1/39	5,000	5,974
California GO	5.000%	2/1/43	2,750	3,071
California GO	5.000%	11/1/43	12,500	14,084
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,173
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,655
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,076
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,087
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,334
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,770	15,389
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	4,168
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	0.130%	5/1/15 LOC	7,800	7,800
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,133
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.400%	4/1/25	3,000	3,042
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,706
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,020
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,882
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26	8,795	10,300
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	4,171
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,234
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,209
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	10,119
California State University Systemwide Revenue	5.250%	11/1/34	9,275	10,577
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,035
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49	4,700	4,769
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,918
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center Obligated Group)	5.500%	12/1/54	17,000	18,729
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	8,000	8,782
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,240
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	637
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35	3,465	4,067
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	4,449
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	10,406
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	20,899
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32	4,500	5,139
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35	15,000	16,817
Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	5,822
Golden State Tobacco Securitization Corp. California Revenue	5.125%	6/1/47	6,100	4,839
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	14,245	12,302
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,306
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	6,157
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,120
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,151
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,164
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	3,858
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,584
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	3,430	3,868
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,125	4,652
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,215	7,009
Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	16,587
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/15 (Prere.)	8,000	8,065
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,361
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,147
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,798
Merced CA Irrigation District Electric System Revenue	5.000%	9/1/26 (10)	6,000	6,034
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,098
Northstar Community Services District California Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/37	10,000	10,027
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,524
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,406
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,895
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,000
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	11,079
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,014
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,813

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,318
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,268
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,498
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,221
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,212
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,049
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	7,000	1,740
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/37	11,000	12,047
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	477
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,779
San Bernardino CA City Unified School District GO	5.000%	8/1/26 (4)	1,310	1,530
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,716
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,665
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,543
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,344
San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	10/15/44	1,000	1,097
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,546
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	8,462
2 San Diego County CA Water Authority Revenue COP TOB VRDO	0.120%	5/7/15	6,310	6,310
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,565	23,328
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	29,775
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,574
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,324
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	11,354
San Francisco CA City & County International Airport Revenue	5.000%	5/1/39	2,500	2,731
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,496
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40	5,000	5,454
San Francisco CA City & County Redevelopment Agency Community Facilities District
No. 7 Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,449
San Francisco CA City & County Redevelopment Agency Community Facilities District
No. 7 Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,722
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/39	2,000	2,306
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	8/1/41	1,500	1,814
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/25	1,600	1,830
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/26	1,250	1,425
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/28	1,510	1,702
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/30	1,000	1,121
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/33	1,335	1,485
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,426
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	10,753
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,428
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	780	783
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,849
San Marcos CA Public Facilities Authority Tax Allocation Revenue
(Project Areas No. 2 & No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,400
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,189
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,073
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,950
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,464
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,665
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,109
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	4,543
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,427
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	11,135
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,986
West Contra Costa CA Unified School District GO	5.000%	8/1/40	5,000	5,632
West Contra Costa CA Unified School District GO	5.000%	8/1/40	3,770	4,233
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,063
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	18,865	20,850
				1,101,662
Colorado (1.9%)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31	4,580	5,012
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/15 (Prere.)	11,725	12,063
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,422
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,741
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,476
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,839
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39	513	540
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,000	4,986

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,664
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	21,815
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	10,696
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	12,627
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,025	5,569
Northwest Parkway Public Highway Authority Colorado Revenue	5.800%	6/15/16 (Prere.)	10,000	10,609
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17	1,000	1,045
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,451
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,071
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,076
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	541
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	6,000	6,854
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	16,836
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	8,806
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	13,638
				168,377
Connecticut (0.8%)
Connecticut GO	5.000%	12/1/15	1,200	1,234
3 Connecticut GO	0.700%	8/15/16	2,000	2,009
Connecticut GO	5.000%	11/1/16	6,000	6,410
Connecticut GO	5.000%	11/1/16	8,100	8,654
Connecticut GO	5.000%	12/15/16	8,000	8,584
Connecticut GO	5.000%	6/15/21	10,025	11,850
Connecticut GO	5.000%	3/15/28	13,060	15,363
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,545
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,040
2 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.130%	5/1/15	1,800	1,800
Hartford CT Stadium Authority Lease Revenue	5.000%	2/1/36	5,855	6,334
				72,823
Delaware (0.1%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,308
Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38	405	408
				4,716
District of Columbia (0.5%)
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	800	838
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	6,890	7,044
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	10,000	11,286
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	11,561
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,529
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,719
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,907
				45,884
Florida (5.7%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/44	25,000	27,160
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	13,000	14,201
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,697
Broward County FL School Board COP	5.000%	7/1/16 (Prere.)	5,935	6,259
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,455
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,795
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	1,490	1,599
Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27	6,000	6,004
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	15,916
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	810	850
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	2,555	2,682
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	2,690	2,767
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,825
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/35	1,000	1,087
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/46	3,850	4,136
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	391
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,843
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,895
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,686

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	788
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,570
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	14,067
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,105
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21	14,900	15,478
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25	9,000	9,164
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,408
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,430
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,801
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,756
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	8,233
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	5,800	6,560
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	19,087
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,225
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	29,000	32,316
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,567
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	4,063
Miami-Dade County FL Industrial Development Authority (Biscayne Properties LLC)	5.000%	6/1/40	4,100	4,275
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	8/1/17	17,500	17,439
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	6,001
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,966
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,072
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	6,143
Miami-Dade County FL Seaport Revenue VRDO	0.120%	5/7/15 LOC	6,000	6,000
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,467
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,645
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,730
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,500	7,190
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,291
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,287
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20	975	980
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26	1,500	1,505
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,996
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	20,000	23,307
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,193
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	1,070	1,159
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,027
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,036
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,116
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/33	2,005	2,202
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,420
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,417
Palm Glades FL Community Development District Revenue	7.250%	8/1/16	890	913
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,904
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	8,000	9,384
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30	2,800	2,813
1 Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40	7,155	7,649
1 Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,750	6,113
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	8,356
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/40	2,500	2,720
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45	5,550	6,015
1 University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,505
1 University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	7,959
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/45	2,655	2,878
				492,939
Georgia (1.9%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	6,158
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	2,000	2,314
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	18,234
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	3,039
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,401
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	2,155	2,254
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,468
Georgia GO	5.000%	7/1/15	8,200	8,268
Georgia GO	5.000%	7/1/15	2,570	2,591

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/15	2,400	2,420
Georgia GO	5.000%	7/1/15	7,820	7,885
Georgia GO	5.500%	7/1/15	19,095	19,269
Georgia GO	5.000%	11/1/16	8,055	8,606
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	3,450	3,481
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	1,845	1,996
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/29	5,775	6,558
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,385	5,867
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	15,000	16,705
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,270	1,416
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/20	5,240	5,966
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,725
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,380	2,818
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,731
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	629
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,253
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,930
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,937
				168,919
Guam (0.1%)
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,441
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,536
				9,977
Hawaii (0.4%)
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,250	2,609
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	4,026
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,726
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,756
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,835
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,688
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,822
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,891
				36,353
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,518
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,814
				17,332
Illinois (7.1%)
Chicago IL Board of Education GO	5.250%	12/1/25	6,000	6,065
Chicago IL Board of Education GO	5.000%	12/1/29	5,480	5,320
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	8,332
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,153
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	7,789
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,851
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,722
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	17,917
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,636
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,883
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,451
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,757
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,656
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	5,000	5,149
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	11,967
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	4,089
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	16,917
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	7,951
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,612
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,419
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,114
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,927
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,295
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,975
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,728
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,647
Chicago IL Water Revenue	5.250%	11/1/38	15,000	16,189
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,098
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,665
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,636
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,358

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,786
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	7,875
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	5,000	5,298
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42	2,000	2,119
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	24,250
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/27 (14)	8,230	8,576
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	9,235	9,396
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,794
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	5,750	6,092
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,501
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,887
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.130%	5/1/15	20,000	20,000
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	11,856
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,265	7,304
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,472
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,872
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,375
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	5/1/19 (Prere.)	10,000	12,033
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19 (Prere.)	500	613
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	17,236
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	7,300	7,885
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44	11,500	12,371
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	10,000	11,462
Illinois GO	5.000%	8/1/15	12,685	12,824
Illinois GO	5.000%	1/1/16	4,870	5,004
Illinois GO	5.000%	8/1/21	8,000	8,948
Illinois GO	5.000%	3/1/22	5,000	5,613
Illinois GO	5.000%	3/1/23	6,165	6,833
Illinois GO	5.000%	8/1/23	4,000	4,495
Illinois GO	5.000%	3/1/24	5,000	5,481
Illinois GO	5.000%	8/1/24	13,660	15,016
Illinois GO	5.000%	2/1/25	2,270	2,525
Illinois GO	5.000%	8/1/25	3,000	3,279
Illinois GO	5.000%	6/1/30	4,725	4,850
Illinois GO	5.250%	2/1/32	9,575	10,225
Illinois GO	5.250%	2/1/33 (4)	6,200	6,762
Illinois GO	5.500%	7/1/33 (4)	3,350	3,774
Illinois GO	5.000%	1/1/34	6,805	7,050
Illinois GO	5.250%	2/1/34 (4)	3,125	3,401
Illinois GO	5.000%	5/1/34	2,500	2,616
Illinois GO	5.500%	7/1/38	7,500	8,250
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,609
Illinois Sports Facility Authority Revenue	5.500%	6/15/15 (Prere.)	2,515	2,556
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,217
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,888
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,699
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,713
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,584
McHenry County IL Conservation District GO	5.000%	2/1/25	4,000	4,831
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,541
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,310
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,413
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,457
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,376
				619,461
Indiana (2.9%)
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,077
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,777
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,344
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	14,000	15,120
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,407
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,471
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	5,921
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/34	4,000	4,412
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/40	7,500	8,200
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,673
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,213
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	28,025	29,809
2 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.120%	5/7/15	6,100	6,100

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,132
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,266
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17	14,500	15,510
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/31	5,000	5,612
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/32	4,500	5,026
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/33	3,150	3,486
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,800
3 Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	0.860%	12/2/19	60,000	59,749
				256,105
Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	17,500	18,903
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	23,375	24,945
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	20,524
Iowa Higher Education Loan Authority Revenue Private College Facility (Wartburg College Project)	5.000%	10/1/37	3,700	3,695
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	14,290	13,613
				81,680
Kansas (0.5%)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,389
Kansas Development Finance Authority Revenue	5.000%	4/1/31	12,995	14,485
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,633
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,750
Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,757
Wichita KS Health Care Facilities Revenue (Presbyterian Manors Obligated Group)	3.375%	11/15/20	1,000	1,000
				41,014
Kentucky (0.8%)
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,591
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	1,605	1,612
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/42 (14)	5,000	5,446
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/33	3,065	2,165
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/39	3,000	2,091
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	12,025	13,793
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	10,627
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,846
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	6,250	6,740
				65,911
Louisiana (1.4%)
2 Juban Crossing LA Economic Development District Revenue	7.000%	9/15/44	8,250	8,385
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,965
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	2,105	2,200
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,690
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	11,525
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	9,411
2 Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	10,000	11,359
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of
Our Lady Health System Project)	5.000%	7/1/39	17,500	19,272
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of
Our Lady Health System Project)	5.000%	7/1/42	8,000	8,597
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,775
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,008
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,199
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,296
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,699
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,316
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,938
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,548
				122,183

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue
(Eastern Maine Medical Center Obligated Group)	5.000%	7/1/33	4,000	4,311
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	2,735	2,886
				7,197
Maryland (1.2%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,050
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,187
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,648
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	5,000	5,658
Harford County MD GO	5.000%	7/1/15	2,000	2,017
2 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.140%	5/7/15	6,550	6,550
4 Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31	4,000	2,180
Maryland GO	5.000%	11/1/15	6,000	6,146
Maryland GO	5.000%	3/1/22	10,000	11,933
Maryland GO	5.000%	8/1/22	15,000	18,339
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,672
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,112
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/33	6,750	7,459
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/15 (Prere.)	220	220
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/15 (Prere.)	2,000	2,000
Prince Georges County MD GO	5.000%	9/15/15	3,740	3,808
Prince Georges County MD GO	5.000%	9/15/16	10,000	10,633
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39	750	802
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44	2,000	2,150
				104,564
Massachusetts (1.5%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,962
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	146
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	904
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	635	696
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/44	13,000	13,842
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,563
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,295
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,155
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,485
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,215
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,762
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,601
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,643
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,130
Massachusetts GO	5.000%	10/1/15	2,000	2,041
3 Massachusetts GO PUT	0.410%	8/1/17	5,000	4,991
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	6,975	8,016
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	5,100	5,821
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,824
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,084
Massachusetts Water Resources Authority Revenue VRDO	0.140%	5/7/15	13,000	13,000
				128,176
Michigan (3.1%)
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/33 (14)	6,030	6,117
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.500%	7/1/24	10,000	10,752
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,085
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,535
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,313
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,352
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,807
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44	1,730	1,911
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47	3,550	3,912
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	11,079
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	10,998
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	8,347
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43	16,110	17,467
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,012
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,348
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,121
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33	5,500	6,047

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	14,830	15,613
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	4,625	4,777
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	2,340	2,639
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	4,670	5,213
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,025	4,514
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34	2,200	2,466
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35	2,515	2,807
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,039
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,303
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	3,500	4,020
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28	2,000	2,272
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,688
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,281
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	2,930	2,963
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/15	2,400	2,451
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/16	3,670	3,872
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/17	2,625	2,835
Michigan GO	5.250%	9/15/26 (4)	12,000	13,195
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,325
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	5,155
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,870	3,478
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34	10,675	9,412
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,000	14,808
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	7,000	8,373
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,052
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,734
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,199
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,098
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,853
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,175
				273,813
Minnesota (0.6%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,184
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,075
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,202
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	8,250	9,672
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	645	679
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,901
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	11,273
St. Paul MN Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	8,558
				49,544
Mississippi (0.1%)
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,224

Missouri (0.8%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	10,901
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29	1,105	1,222
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,740
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,715
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	6,125	6,150
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,299
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	5,200	5,961
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	1,300	1,445
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,705
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,574
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.120%	5/1/15	2,200	2,200
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.120%	5/1/15	3,380	3,380
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37	1,230	1,250
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	1,070	1,108
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	2,875	2,932
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/16 (Prere.)	2,000	2,064
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,750	2,045
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,690	3,114
				72,805

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montana (0.0%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37	460	473

Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	50,000	57,464
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,556
				61,020
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,185
Clark County NV School District GO	5.000%	6/15/25	10,000	11,076
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	2,550	2,821
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	1,505	1,639
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	2,640	2,798
2 Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.130%	5/7/15 LOC	9,990	9,990
				38,509
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,445
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,642
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	8,356
				14,443
New Jersey (8.5%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	4,789
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,377
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,692
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,401
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,892
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,853
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24	11,500	12,928
New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	15,090
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,483
New Jersey COP	5.250%	6/15/27	5,000	5,565
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/26	1,500	1,542
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36	2,000	2,037
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.130%	5/1/15 LOC	7,100	7,100
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	750	829
New Jersey Economic Development Authority Revenue (Job Haines Home Project) VRDO	0.090%	5/7/15 LOC	3,200	3,200
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,346
New Jersey Economic Development Authority Revenue (Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,483
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,467
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,186
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,083
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,861
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,803
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,012
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	7,893
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,263
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,765
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,574
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,046
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,146
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,281
New Jersey Economic Development Authority Revenue (Trustees of the
Lawrenceville School Project) VRDO	0.120%	5/1/15	5,200	5,200
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41	3,000	2,919
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	14,007
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29	9,750	10,682
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	8,115
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15 (ETM)	75	76
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15	4,390	4,462

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,478
2 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	27,100	27,100
2 New Jersey GO TOB VRDO	0.150%	5/1/15 LOC	30,500	30,500
New Jersey Health Care Facilities Financing Authority Department of Human
Services Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,586
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.120%	5/7/15 LOC	7,000	7,000
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.120%	5/7/15 LOC	1,800	1,800
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,503
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,622
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.090%	5/1/15 LOC	1,965	1,965
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/18	15,000	16,630
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,518
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,657
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,213
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,667
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,834
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/27	1,310	1,343
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,485
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.625%	12/1/30	5,000	5,120
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.300%	5/7/15 (4)	5,800	5,800
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	7,000	7,125
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38	10,000	10,431
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,746
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,492
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (12)	8,175	9,500
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,823
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	19,212
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/26	21,615	23,533
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,449
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	22,968
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	16,940	18,773
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	4,275	1,918
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	14,900	15,811
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/33	5,000	5,351
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/36	5,000	5,213
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	5,000	5,270
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,099
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/39	5,300	5,770
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/44	19,665	20,395
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,352
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	13,254
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	21,495	22,772
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,555
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,492
3 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/16	12,500	12,515
Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23	17,500	19,843
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	8,645	8,314
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	5,000	3,855
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/41	20,000	15,630
				737,730
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Gerald Champion Regional Medical Center)	5.500%	7/1/42	19,750	19,795
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38	2,205	2,280
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	1,690	1,777
				23,852
New York (10.6%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,867
2 Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project) TOB VRDO	0.120%	5/7/15	17,350	17,350
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	25,400	29,216
Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,900	1,833
Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,199
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,010	11,315
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	1,000	1,101
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	2,000	2,195
Nassau County NY GO	4.000%	10/1/21	9,400	10,337
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,681

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Build NYC Resource Corp. Solid Waste Disposal Revenue
(Pratt Paper Inc. Project)	3.750%	1/1/20	1,500	1,551
New York City NY Build NYC Resource Corp. Solid Waste Disposal Revenue
(Pratt Paper Inc. Project)	4.500%	1/1/25	1,500	1,607
New York City NY Build NYC Resource Corp. Solid Waste Disposal Revenue
(Pratt Paper Inc. Project)	5.000%	1/1/35	6,000	6,420
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	4,230
New York City NY GO	5.000%	8/1/20	4,330	5,066
New York City NY GO	5.000%	1/1/25	1,815	1,946
New York City NY GO	5.000%	10/1/30	10,000	11,530
New York City NY GO	5.000%	8/1/32	8,000	9,086
New York City NY GO	5.000%	8/1/36	15,000	16,886
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,653
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	4.500%	2/15/48	10,000	10,421
New York City NY Industrial Development Agency Airport Facilities Revenue
(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,391
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,493
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	10,000	11,918
New York City NY Industrial Development Agency Special Facility Revenue (American Airlines Inc.)	7.625%	8/1/25	5,000	5,412
New York City NY Industrial Development Agency Special Facility Revenue (American Airlines Inc.)	7.750%	8/1/31	32,470	35,203
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,250	3,344
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,500	3,620
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,500	4,652
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,000	4,130
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,355
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,433
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,767
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,581
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,899
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	5/1/15	10,200	10,200
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,572
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	9,464
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	20,000	22,451
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	12,000	13,285
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,196
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	130	139
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	7,870	8,426
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	16,936
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	8,899
2 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	7,500	7,627
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,255
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,531
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,604
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	12,390
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,728
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	9,100	10,023
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	3,450	3,800
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,668
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,515	3,868
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	8,000	9,231
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,269
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	2,000	2,253
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/32	2,250	2,607
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/33	2,500	2,888
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/36	9,000	10,028
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	10,637
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	9,527
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	14,513
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,389
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,704
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,653
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,639
New York Metropolitan Transportation Authority Revenue VRDO	0.130%	5/1/15 LOC	5,800	5,800
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	9,692
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	0.901%	5/1/18	14,850	14,859
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	10,000	12,357
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	12,000	14,673

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37	6,400	7,207
	New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/33	3,000	3,410
	New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34	1,000	1,138
	New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,706
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
	Water Revolving Funds)	5.000%	10/15/35	5,815	6,157
	New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	0.080%	5/7/15 LOC	14,800	14,800
	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	46,500	48,433
2	New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	0.240%	5/7/15	10,555	10,555
	New York State Thruway Authority Revenue	5.000%	1/1/30	8,180	9,418
	New York State Thruway Authority Revenue	5.000%	1/1/37	18,000	20,069
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,291
	Niagara NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,251
[2,3]	Nuveen Dividend Advantage Municipal Fund 3 iMTP	0.860%	10/1/17	25,000	25,004
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985	6,842
	Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	5,835	6,551
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,695	1,954
	Port Authority of New York & New Jersey Revenue	5.000%	3/15/28	8,600	9,441
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/32	4,500	5,041
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	10,775
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	4,000	4,473
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,544
	Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	27,750
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	3,740	4,147
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/36	2,665	2,953
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/37	4,665	5,169
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/44	10,000	11,021
2	Port Authority of New York & New Jersey Revenue TOB VRDO	0.280%	5/7/15	3,400	3,400
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,618
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	15,291
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,594
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	1,000	1,115
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/27	3,485	3,707
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/32	3,000	3,147
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/38	4,000	4,163
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,000	4,622
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,298
	Ulster County NY Capital Resource Corp. Revenue (Health Alliance Senior Living Corp. -
	Woodland Pond at New Paltz Project)	0.000%	9/15/44	2,710	2,036
	Ulster County NY Industrial Development Agency Civic Facility Revenue
	(Kingston Regional Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/42	7,000	6,870
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	3,000	3,425
					919,855
North Carolina (1.0%)
	Durham County NC GO	5.000%	9/1/21	2,020	2,438
	Durham County NC GO	5.000%	9/1/22	2,070	2,535
	Durham NC GO	5.000%	9/1/19	1,000	1,159
	Durham NC GO	5.000%	9/1/20	2,520	2,990
	North Carolina GO	5.000%	6/1/15	3,000	3,013
	North Carolina GO	5.000%	5/1/18	3,000	3,362
	North Carolina GO	5.000%	6/1/20	10,360	12,220
	North Carolina GO	5.000%	6/1/20	5,000	5,898
	North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38	95	95
	North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38	730	734
	North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23	1,850	1,873
	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Cape Fear Valley Health System)	5.000%	10/1/23	9,785	11,191
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,173
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,096
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,357
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,550
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,606
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,178
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/34	5,050	5,548
	North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	4,500	4,892
	North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
	(Givens Estates Project)	5.000%	7/1/27	2,750	2,873
	Wake County NC GO	5.000%	2/1/16	7,800	8,080
					87,861

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (1.8%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,495
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	5,000	5,377
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	14,195	11,523
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	4,362
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	5,350	4,463
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	20,730	17,050
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	15,545	13,785
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,385
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,626
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,844
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44	440	476
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	7,280	8,081
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,713
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,624
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.130%	5/1/15	6,600	6,600
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.130%	5/1/15	10,710	10,710
Ohio GO	4.500%	3/15/16 (Prere.)	2,030	2,105
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.120%	5/7/15	7,700	7,700
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	10,947
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39	3,540	3,796
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,198
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,016
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,969
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32	3,000	3,156
				160,001
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,284
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	4,546
Oklahoma County OK Finance Authority Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	8,824
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.750%	9/1/36	800	823
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.800%	9/1/37	1,115	1,165
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.875%	9/1/37	1,165	1,203
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37	2,350	2,487
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	5,099
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	3,986
				32,417
Oregon (0.2%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,803
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	2,860	3,062
Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,000	1,124
Port of Portland OR International Airport Revenue	5.000%	7/1/33	3,485	3,909
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,160	3,532
				19,430
Pennsylvania (3.8%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,696
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30	500	537
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/35	2,165	2,296
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	0.991%	2/1/37	10,425	9,468
2 Bristol Township PA School District GO TOB VRDO	0.160%	5/7/15	12,900	12,900
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	1,000	1,175
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,144
1 East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/35	1,060	1,130
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/39	1,625	1,713
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/46	3,175	3,332
Emmaus PA General Authority Revenue VRDO	0.080%	5/7/15 LOC	1,700	1,700
3 Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) PUT	1.191%	6/1/24	18,500	18,659
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.110%	5/1/15	1,900	1,900
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,285	4,795
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32	2,710	2,814

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42	4,000	4,136
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,504
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,875
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	3,090
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,870
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,047
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50	10,000	10,148
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	5,000	5,529
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	6,500	7,175
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(National Gypsum Co.)	5.500%	11/1/44	5,000	5,134
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	17,500	17,840
Pennsylvania Economic Development Financing Authority Revenue
(Rapid Bridge Replacement Project)	5.000%	12/31/29	10,000	11,016
Pennsylvania GO	5.000%	3/15/22	12,485	14,833
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,405
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,120	20,070
2 Pennsylvania State University Revenue TOB VRDO	0.130%	5/7/15 LOC	8,000	8,000
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.160%	5/7/15 (4)	10,000	10,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,336
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,731
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,444
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,379
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,641
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,712
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,815
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	5,495
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,558
Philadelphia PA Airport Revenue	5.000%	6/15/21	2,820	3,286
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	6,252
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	7,845	8,316
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	12
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	221
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	12
Philadelphia PA School District GO	6.000%	9/1/38	12,790	14,492
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.220%	5/7/15 (4)	5,950	5,950
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.825%	12/1/17	15,230	15,134
				328,717
Puerto Rico (1.0%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	4,905	3,256
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	11,965	7,778
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,036
Puerto Rico GO	5.000%	7/1/28	1,845	1,264
Puerto Rico GO	5.125%	7/1/28	3,245	2,231
Puerto Rico GO	5.375%	7/1/30	3,665	2,495
Puerto Rico GO	5.125%	7/1/31	3,125	2,117
Puerto Rico GO	8.000%	7/1/35	12,500	9,765
Puerto Rico GO	5.250%	7/1/37	5,055	3,330
Puerto Rico GO	5.750%	7/1/38	4,320	2,895
Puerto Rico GO	5.500%	7/1/39	7,315	4,956
Puerto Rico GO	6.500%	7/1/40	1,830	1,281
Puerto Rico GO	6.500%	7/1/40	4,000	2,800
Puerto Rico GO	5.000%	7/1/41	6,795	4,376
Puerto Rico GO	5.750%	7/1/41	10,290	6,857
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	22,785	15,351
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	11,080	7,599
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	5,525	3,688
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/57	1,000	651
				87,726

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.5%)
2 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.200%	5/7/15 LOC	5,600	5,600
1 Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,524
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29	4,530	5,014
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30	4,000	4,388
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	16,900	16,817
				43,343
South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,147
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	15,080
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,120	10,833
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,270	1,279
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	12,969
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,734
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,558
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	1,190	1,373
South Carolina Public Service Authority Revenue	5.000%	12/1/34	7,430	8,344
South Carolina Public Service Authority Revenue	5.000%	12/1/35	7,940	8,889
South Carolina Public Service Authority Revenue	5.500%	1/1/38	13,810	15,590
South Carolina Public Service Authority Revenue	5.000%	12/1/38	15,335	16,979
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,538
				115,313
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,491
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,038
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,521
				21,050
Tennessee (2.1%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	7,172
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	8,266
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	819
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board
Revenue (Waste Management Inc. Tennessee Project) PUT	1.500%	8/1/17	7,500	7,474
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/15 (4)	16,300	16,300
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/15 (4)	23,200	23,200
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	20,495	20,768
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	22,820	25,196
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	8,225
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	3,460	3,865
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,320	2,665
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,141
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	7,268
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,496
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,943
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,790	6,642
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	7,940	9,335
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,790	3,292
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	18,684
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37	1,200	1,234
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37	1,590	1,635
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	1,450	1,541
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	4,365	4,673
				183,834
Texas (9.4%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,172
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	4,808
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	1,951
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,352
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	7,159
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,500	1,747
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/26	10,000	11,418
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	7,200	7,909

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	3,760	4,084
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,603
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,564
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	21,275	22,848
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	10,000	10,674
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,785	17,916
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	4,240	4,487
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/37 (4)	5,000	5,205
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	14,880
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	8,945
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/31	8,000	8,906
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.130%	5/1/15	1,700	1,700
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/38	2,500	2,643
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.130%	5/1/15	3,600	3,600
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	559
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	556
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,217
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	12,285
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,495
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,212
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,612
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc.
Terminal Improvement Projects)	4.750%	7/1/24	7,500	8,150
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc.
Terminal Improvement Projects)	5.000%	7/1/29	23,150	24,550
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc.
Terminal Improvement Projects)	6.500%	7/15/30	4,000	4,697
1 Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,136
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/22	2,250	2,603
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	240
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	18
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,484
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,901
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,302
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	5,258
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Project)	5.125%	2/15/42	2,750	2,792
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,124
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,217
New Hope TX Cultural Education Facilities Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/39	1,250	1,328
New Hope TX Cultural Education Facilities Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/46	3,100	3,280
New Hope TX Cultural Education Facilities Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,253
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,612
North Texas Tollway Authority System Revenue	6.125%	1/1/16 (Prere.)	12,000	12,465
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	32,603
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,689
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,494
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,265
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	6,970
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,066
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,335
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,000	11,126
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	8,951
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,760
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,132
2 Nuveen Texas Investment Quality Municipal Fund VRDP VRDO	1.010%	11/1/18	10,000	9,997
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,536
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,361
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,675	9,167

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,193
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,809
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	9,890
Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39	365	366
Texas GO	5.750%	8/1/31	390	392
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.881%	9/15/17	16,165	16,190
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	11,302
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,400	17,601
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	16,500	18,662
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	3,050	3,427
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,550	1,822
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	7,710	9,471
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	3,650	4,078
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	3,395	3,743
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	6,480	7,071
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	278
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	57,043
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,495
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	24,736
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	12,362
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	12,500	15,496
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	23,525	27,900
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	800	966
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	15,000	18,201
Texas TRAN	1.500%	8/31/15	30,000	30,140
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	30,000	32,893
University of Texas Permanent University Fund Revenue	5.000%	7/1/15	3,800	3,831
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,438
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,434
				814,617
Utah (0.4%)
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,044
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,153
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,242
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,902
Utah GO	5.000%	7/1/15	5,000	5,041
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,460	11,912
				35,294
Vermont (0.2%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	2,895	3,016
3 Vermont Student Assistance Corp. Education Loan Revenue	1.771%	6/1/22	6,505	6,514
3 Vermont Student Assistance Corp. Education Loan Revenue	3.271%	12/3/35	10,000	10,056
				19,586
Virgin Islands (0.5%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,853
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,435
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,605
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	29,211
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,126
				40,230
Virginia (1.5%)
2 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	425	562
Charles City County VA Economic Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	3,500	3,496
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	5,164
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,874
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,564
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,185
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,258
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,083
Gloucester County NJ Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,015

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,701
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	10,047
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	9,500	6,992
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,374
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	4,755	4,994
Virginia GO	5.000%	6/1/17	7,480	8,156
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/33	2,835	3,178
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/34	3,380	3,774
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/36	7,045	7,821
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,900
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,323
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,556
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,288
				134,305
Washington (1.4%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,940
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,675
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21	5,000	5,787
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,291
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,431
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,237
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	10,087
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,505
Washington GO	5.000%	7/1/15 (2)	2,425	2,445
Washington GO	5.000%	7/1/20	15,000	17,626
Washington GO	5.000%	7/1/21	5,305	6,323
Washington GO	5.000%	7/1/21	15,000	17,878
1 Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/39	4,500	4,807
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	11,447
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,037
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,579
				123,095
West Virginia (0.3%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,730
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,687
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.375%	6/1/38	5,000	5,625
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/39	400	444
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	5,000	5,680
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44	2,250	2,472
				23,638
Wisconsin (2.4%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,151
Public Finance Authority of Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	9,200	9,193
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,622
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	11,695	12,990
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,373
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,297
Public Finance Authority of Wisconsin CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	14,500	17,026
Public Finance Authority of Wisconsin Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,194
Public Finance Authority of Wisconsin Revenue (Church Home of Hartford Inc.)	5.000%	9/1/30	800	814
Public Finance Authority of Wisconsin Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,039
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,792
Wisconsin GO	6.000%	5/1/27	17,000	20,103
Wisconsin GO	6.250%	5/1/37	20,200	23,808
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,358
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,993
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,597
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,640
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	6,041
Wisconsin Health & Educational Facilities Authority Revenue (Prohealth Care Obligated Group)	5.000%	8/15/39	5,000	5,478
Wisconsin Health & Educational Facilities Authority Revenue (Thedacare Inc. Obligated Group)	5.000%	12/15/34	9,300	10,407
Wisconsin Health & Educational Facilities Authority Revenue (Thedacare Inc. Obligated Group)	5.000%	12/15/44	3,155	3,479
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.090%	5/7/15 LOC	19,050	19,050
				205,445
Total Tax-Exempt Municipal Bonds (Cost $7,990,656)				8,455,126

High-Yield Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
5 Vanguard Municipal Cash Management Fund (Cost $220,959)	0.037%	220,959,000	220,959
Total Investments (99.7%) (Cost $8,211,615)			8,676,085
Other Assets and Liabilities (0.3%)
Other Assets			145,287
Liabilities			(117,071)
			28,216
Net Assets (100%)			8,704,301

At April 30, 2015, net assets consisted of:
			Amount
			($000)
Paid-in Capital			8,342,037
Undistributed Net Investment Income			343
Accumulated Net Realized Losses			(102,549)
Unrealized Appreciation (Depreciation)			464,470
Net Assets			8,704,301

Investor Shares—Net Assets
Applicable to 142,970,186 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,604,969
Net Asset Value Per Share—Investor Shares			$11.23

Admiral Shares—Net Assets
Applicable to 632,405,636 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			7,099,332
Net Asset Value Per Share—Admiral Shares			$11.23

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2015.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $220,204,000, representing 2.5% of net assets.
3 Adjustable-rate security.
4 Security made only partial interest payments during the period ended April 30, 2015.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.